Spartan® Total Market Index

Spartan Extended Market Index

Spartan International Index

Funds

Semiannual Report

August 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.

Spartan Total Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan Extended Market Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Spartan International Index Fund	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements.

Standard & Poor's 500, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. (formerly Bankers Trust) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Total Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Life of fund
Spartan ® Total Market Index	-7.42%	-25.50%	22.35%
Wilshire 5000 Total Market	-7.38%	-25.56%	20.84%
Growth & Income Funds Average	-5.98%	-12.68%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 5000 Total Market Index (Wilshire 5000) - a market capitalization-weighted index of approximately 7,000 U.S. equity securities. The index contains all actively traded common stocks with readily available price data traded on the New York Stock Exchange, American Stock Exchange, and NASDAQ®. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,073 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Life of fund
Spartan Total Market Index	-25.50%	5.42%
Wilshire 5000 Total Market	-25.56%	5.08%
Growth & Income Funds Average	-12.68%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper large-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper large-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of August 31, 2001, the six month and one year cumulative total returns for the large-cap core funds average were -9.18% and -25.01%. The one year average annual return was -25.01%. The six month and one year cumulative total returns for the Lipper large-cap supergroup average were -11.30% and -29.80%. The one year average annual return was -29.80%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan® Total Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2001, the value of the investment would have grown to $12,235 - a 22.35% increase on the initial investment. For comparison, look at how the Wilshire 5000 did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $12,084 - a 20.84% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan Total Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Spartan Total Market Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc. (formerly Bankers Trust), sub-adviser of the fund.

Q. How did the fund perform, Jim?

A. For the six-month period that ended August 31, 2001, the fund returned -7.42%, while the Wilshire 5000 Total Market Index - the broadest index for the U.S. equity market - returned -7.38%. The growth & income funds average followed by Lipper Inc. returned -5.98% during the same period. For the 12 months that ended August 31, 2001, the fund returned -25.50%, while the Wilshire index and Lipper average returned -25.56% and -12.68%, respectively.

Q. What factors laid the framework for market performance during the past six months?

A. Market performance continued to reflect the difficult environment in which companies were operating. A weak economy - impeded by business spending cutbacks, job layoffs and persistent corporate earnings shortfalls - fueled the negative momentum for stocks during the six-month period. The combined effects of last year's interest-rate hikes, higher energy prices, slowing productivity and rising labor costs spelled trouble for corporate profitability. Deteriorating global demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which constrained profit growth. Excess capacity and a scarcity of available funding caused further contraction in capital spending - the source of economic growth in recent years - which really squeezed earnings throughout the sector. Aggressive monetary stimulus from the Federal Reserve Board in the form of seven interest-rate cuts thus far in 2001 - two of which were surprise, inter-meeting moves - did little to revive optimism on Wall Street, as concerns about waning consumer confidence and a more prolonged period of sluggishness in the U.S. economy weighed on investors' psyches. Despite snapbacks in April and May, the Wilshire 5000 finished the period firmly in the red, due in large part to a handful of big-cap tech stocks that languished. The same companies that led the bull run for the past few years - namely Cisco, EMC and Oracle - hit the wall as business conditions soured and they were unable to support once-lofty valuations. Despite some pockets of strength, technology was the worst performing sector during the six-month period, down more than 20% and, with its considerable influence over the direction of the market, it lured the index into bear territory - about 28% off its peak.

Q. Market weakness seemed to have broadened beyond the tech sector . . .

A. That's true. The fact is, nearly every sector of the market finished the period with a negative return. Investors even found little shelter in defensive companies, usually considered safe havens, but where many failed to act defensively. Drug stocks in particular had a rough time of it. Firms such as Merck and Pfizer suffered declines due to the high valuations they had achieved and growing concern that future changes in government policies might curb profit growth.

Q. What areas of the market seemed to attract investors?

A. Investors seemed unwilling to pay a premium for growth companies offering little-to-no earnings visibility, or growth for that matter. As such, given the murkiness surrounding most areas of technology - particularly communications-related hardware providers - market participants looked elsewhere for more attractive opportunities. Popular locations were among stable growth, economically sensitive cyclical and smaller-cap, value-oriented stocks. Small-to-medium sized firms were strongly favored during the period for several reasons, including their lack of exposure to weakness in Europe, higher earnings expectations and lower valuations. Cyclicals got the nod because of their tendency to outperform in anticipation of an improving economy. Some tech stocks fit that bill and presented compelling valuations. Software and semiconductor-related firms, such as Computer Associates and Texas Instruments, respectively, held up reasonably well during the period. Microsoft, Intel and IBM were among the few heavyweights that also successfully bucked the downturn. Consumer confidence, spending and credit held up surprisingly well in the face of rising unemployment - due largely to falling interest rates - which was good news for the flagging economy, as well as for several finance and consumer stocks. Top contributors included Bank of America and Home Depot, respectively.

Q. Jim, what's your outlook?

A. Equity markets must still contend with a weak near-term earnings outlook. Sluggish growth and narrowing profit margins should continue to drag on bottom lines as the economy works to unwind the excesses of the late-1990s boom. The Fed is slowing down the easing, aware that there are plenty of stimuli - both monetary and fiscal, in the form of a federal tax cut/rebates - already in the pipeline. The financial/monetary building blocks of an economic rebound appear to be falling into place. I expect market conditions to improve when the economy turns, but nothing like the nirvana that propelled equity returns in recent years is apt to re-emerge.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of a broad range of United States stocks

Fund number: 397

Trading symbol: FSTMX

Start date: November 5, 1997

Size: as of August 31, 2001, more than $1.0 billion

Sub-adviser: Deutsche Asset Management, Inc. (formerly Bankers Trust), since inception

Semiannual Report

Spartan Total Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.2	3.3
Microsoft Corp.	2.4	2.3
Exxon Mobil Corp.	2.2	2.0
Pfizer, Inc.	1.9	2.0
Citigroup, Inc.	1.8	1.8
Wal-Mart Stores, Inc.	1.7	1.6
American International Group, Inc.	1.6	1.4
Intel Corp.	1.5	1.4
International Business Machines Corp.	1.4	1.3
AOL Time Warner, Inc.	1.3	1.4
	19.0
Market Sectors as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.7	18.1
Information Technology	16.6	18.5
Health Care	14.1	13.5
Consumer Discretionary	13.9	13.2
Industrials	10.7	10.1
Consumer Staples	7.3	6.9
Energy	5.4	5.3
Telecommunication Services	5.2	5.5
Utilities	3.6	3.9
Materials	2.7	2.3

Semiannual Report

Spartan Total Market Index Fund

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.9%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	700	$ 10,122
American Axle & Manufacturing Holdings, Inc. (a)	2,100	39,585
ArvinMeritor, Inc.	4,500	79,650
Bandag, Inc.	1,500	44,445
BorgWarner, Inc.	1,600	81,760
Boyds Wheels, Inc. (a)	4,700	9
Breed Technologies, Inc. (a)	1,000	45
Collins & Aikman Corp. (a)	2,600	15,730
Cooper Tire & Rubber Co.	4,200	70,014
Dana Corp.	10,556	206,898
Delphi Automotive Systems Corp.	47,023	704,875
Dura Automotive Systems, Inc. Class A (a)	1,683	23,562
Exide Technologies	1,000	6,530
Federal Signal Corp.	3,200	66,176
Federal-Mogul Corp.	18,700	18,887
Finishmaster, Inc. (a)	900	5,994
GenTek, Inc.	1,600	10,320
Gentex Corp. (a)	5,900	176,410
Goodyear Tire & Rubber Co.	11,600	284,200
Hayes Lemmerz International, Inc. (a)	1,000	4,380
IMPCO Technologies, Inc. (a)	3,000	44,430
Intermet Corp.	400	2,060
Johnson Controls, Inc.	6,600	483,450
Lear Corp. (a)	4,300	155,832
McLaren Performance Technologies, Inc. (a)	500	460
Midas, Inc.	1,400	19,600
Modine Manufacturing Co.	1,400	40,138
Rockford Corp. (a)	2,500	17,875
Sauer-Danfoss, Inc.	2,000	17,400
Snap-On, Inc.	5,300	134,938
Stoneridge, Inc. (a)	3,500	30,975
Strattec Security Corp. (a)	1,800	63,270
Superior Industries International, Inc.	1,400	53,690
Tenneco Automotive, Inc.	6,360	23,659
Tower Automotive, Inc. (a)	3,400	43,588
TRW, Inc.	11,400	401,280
Visteon Corp.	8,956	153,148
		3,535,385
Automobiles - 0.7%
Coachmen Industries, Inc.	300	3,858
Ford Motor Co.	157,496	3,129,446
General Motors Corp.	43,446	2,378,669
Harley-Davidson, Inc.	22,000	1,068,980
Monaco Coach Corp. (a)	600	17,580
Thor Industries, Inc.	200	6,340
Winnebago Industries, Inc.	3,100	89,590
		6,694,463

	Shares	Value (Note 1)
Distributors - 0.0%
Advanced Marketing Services, Inc.	1,300	$ 21,060
ALL American Semiconductor, Inc. (a)	3,800	18,430
Brightpoint, Inc. (a)	5,500	19,745
Cellstar Corp. (a)	8,500	16,490
Handleman Co. (a)	1,200	18,552
Jaco Electronics, Inc. (a)	1,950	10,101
Navarre Corp. (a)	5,800	6,090
WESCO International, Inc. (a)	5,300	41,075
		151,543
Hotels, Restaurants & Leisure - 1.3%
AFC Enterprises, Inc.	8,800	201,520
Alliance Gaming Corp. (a)	6,456	127,248
American Classic Voyager Co. (a)	500	1,075
Ameristar Casinos, Inc. (a)	500	7,710
AMF Bowling, Inc. (a)	2,000	118
Anchor Gaming (a)	3,400	181,730
Applebee's International, Inc.	6,900	222,870
Argosy Gaming Co. (a)	1,700	50,541
Avado Brands, Inc. (a)	800	320
Aztar Corp. (a)	2,000	32,280
Bally Total Fitness Holding Corp. (a)	1,000	25,430
Bob Evans Farms, Inc.	4,700	104,998
Boca Resorts, Inc. Class A (a)	2,000	25,700
Boyd Gaming Corp. (a)	2,300	13,800
Brinker International, Inc. (a)	6,600	175,560
Buca, Inc. (a)	7,000	107,030
Carnival Corp.	43,000	1,345,040
CBRL Group, Inc.	8,500	179,010
CEC Entertainment, Inc. (a)	750	28,238
Cedar Fair LP (depository unit)	900	18,135
Cheap Tickets, Inc. (a)	3,600	59,040
Cheesecake Factory, Inc. (a)	2,812	85,485
Churchill Downs, Inc.	2,200	70,928
CKE Restaurants, Inc. (a)	1,711	11,258
Crestline Capital Corp. (a)	830	25,398
Darden Restaurants, Inc.	6,700	191,754
Dave & Busters, Inc. (a)	1,700	12,699
Dover Downs Entertainment, Inc.	1,400	19,768
ENBC Corp. (a)	100	3
Extended Stay America, Inc. (a)	6,500	107,185
Fine Host Corp. (a)	500	0
Garden Fresh Restaurant Corp. (a)	2,900	20,503
Gaylord Entertainment Co. (a)	1,900	53,447
Gtech Holdings Corp. (a)	1,700	56,066
Harrah's Entertainment, Inc. (a)	8,800	251,504
Hilton Hotels Corp.	28,237	358,892
International Game Technology (a)	6,250	334,500
International Speedway Corp. Class A	6,300	257,607
Interstate Hotels Corp. Class A (a)	127	295
Isle Capri Casinos, Inc. (a)	1,000	8,300
Jack in the Box, Inc. (a)	1,200	39,456
Krispy Kreme Doughnuts, Inc. (a)	4,300	132,655
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Landry's Seafood Restaurants, Inc.	1,500	$ 25,950
Littlefield Corp. (a)	2,100	5,082
Lodgian, Inc. (a)	300	135
Lone Star Steakhouse & Saloon, Inc.	7,700	95,865
Mandalay Resort Group (a)	5,500	136,840
Marcus Corp.	400	5,560
Marriott International, Inc. Class A	22,900	1,004,165
McDonald's Corp.	103,600	3,111,108
MeriStar Hotels & Resorts, Inc. (a)	200	278
MGM Mirage, Inc. (a)	12,302	358,603
O'Charleys, Inc. (a)	7,150	128,772
Outback Steakhouse, Inc. (a)	3,300	96,525
P.F. Chang's China Bistro, Inc. (a)	3,000	133,500
Papa John's International, Inc. (a)	1,900	47,975
Park Place Entertainment Corp. (a)	36,900	392,247
Penn National Gaming, Inc. (a)	500	9,150
Pinnacle Entertainment, Inc. (a)	1,200	9,696
PopMail.com, Inc. (a)	710	82
Prandium, Inc. (a)	1,100	28
Prime Hospitality Corp. (a)	2,200	25,256
Rare Hospitality International, Inc. (a)	4,550	94,686
Royal Caribbean Cruises Ltd.	16,400	382,776
Rubio's Restaurants, Inc. (a)	7,700	30,569
Ruby Tuesday, Inc.	1,100	20,020
Ryan's Family Steak Houses, Inc. (a)	1,200	20,892
Schlotzskys, Inc. (a)	100	675
Shuffle Master, Inc. (a)	6,000	100,800
Silicon Gaming, Inc. warrants 7/26/04 (a)	100	9
Six Flags, Inc. (a)	4,200	69,846
Sonic Corp. (a)	4,725	143,120
Speedway Motorsports, Inc. (a)	2,300	59,800
Starbucks Corp. (a)	26,800	452,116
Starwood Hotels & Resorts Worldwide, Inc. unit	17,356	587,501
Station Casinos, Inc. (a)	3,100	41,075
Suburban Lodges of America, Inc. (a)	200	1,560
Triarc Companies, Inc. Class A (a)	1,475	36,580
Tricon Global Restaurants, Inc. (a)	10,000	426,200
Trump Hotels & Casino Resorts, Inc. (a)	700	1,344
Vail Resorts, Inc. (a)	1,100	22,000
Wendy's International, Inc.	6,400	181,696
WMS Industries, Inc. (a)	1,300	27,664
Wyndham International, Inc. Class A (a)	5,212	12,352
		13,245,194
Household Durables - 0.6%
Advanced Lighting Technologies, Inc. (a)	4,600	15,916
American Biltrite, Inc.	400	4,760
American Greetings Corp. Class A	3,600	47,592
American Homestar Corp. (a)	800	4
Applica, Inc. (a)	3,200	36,000

	Shares	Value (Note 1)
Bassett Furniture Industries, Inc.	1,800	$ 27,630
Beazer Homes USA, Inc. (a)	2,600	168,740
Black & Decker Corp.	6,800	267,444
Blyth, Inc.	4,400	95,920
Boston Acoustics, Inc.	100	1,005
Boyds Collection, Ltd. (a)	4,400	40,920
Bush Industries, Inc. Class A	1,700	19,567
Centex Corp.	4,100	179,580
Champion Enterprises, Inc. (a)	1,600	16,800
Chromcraft Revington, Inc. (a)	2,200	19,998
Clayton Homes, Inc.	8,675	132,814
Cobra Electronics Corp. (a)	1,200	7,920
Crossmann Communities, Inc.	100	3,865
D.R. Horton, Inc.	5,353	135,110
Department 56, Inc. (a)	2,200	20,570
Dixie Group, Inc. (a)	2,900	14,645
Dominion Homes, Inc. (a)	300	3,450
Enesco Group, Inc. (a)	5,000	27,750
Ethan Allen Interiors, Inc.	3,500	123,550
Falcon Products, Inc.	2,600	18,954
Fedders Corp.	3,000	14,250
Fleetwood Enterprises, Inc.	3,300	48,840
Flexsteel Industries, Inc.	1,700	19,363
Foamex International, Inc. (a)	2,000	15,880
Fortune Brands, Inc.	11,400	436,050
Furniture Brands International, Inc. (a)	4,500	117,360
Harman International Industries, Inc.	2,000	82,200
Helen of Troy Corp. (a)	10,300	125,351
Interface, Inc. Class A	9,800	57,330
Juno Lighting, Inc. (a)	4,800	50,208
KB HOME	5,200	168,324
Kimball International, Inc. Class B	4,000	60,560
Koss Corp.	500	18,650
La-Z-Boy, Inc.	5,550	97,680
Lancaster Colony Corp.	3,750	121,875
Leggett & Platt, Inc.	16,300	383,376
Lennar Corp.	4,400	196,020
Libbey, Inc.	900	34,290
Lifetime Hoan Corp.	300	1,938
M.D.C. Holdings, Inc.	1,100	33,550
M/I Schottenstein Homes, Inc.	100	4,023
Matthews International Corp. Class A	500	22,050
Maytag Corp.	6,500	199,745
Media Arts Group, Inc. (a)	200	610
Meritage Corp. (a)	2,200	108,900
Metromedia International Group, Inc. (a)	2,200	5,104
Mity Enterprises, Inc. (a)	2,100	17,619
Mohawk Industries, Inc. (a)	4,200	187,320
National Presto Industries, Inc.	1,000	28,150
National R.V. Holdings, Inc. (a)	300	3,693
Newell Rubbermaid, Inc.	20,101	460,313
NVR, Inc. (a)	1,200	193,200
Oakwood Homes Corp. (a)	280	2,156
Oneida Ltd.	400	7,300
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Palm Harbor Homes, Inc. (a)	1,000	$ 24,450
Pulte Homes, Inc.	3,725	140,991
Recoton Corp. (a)	2,000	36,200
Royal Appliance Manufacturing Co. (a)	3,600	17,928
Russ Berrie & Co., Inc.	700	19,880
Ryland Group, Inc.	2,800	150,640
Salton, Inc. (a)	1,700	28,985
Skyline Corp.	100	2,800
Springs Industries, Inc. Class A	1,700	78,013
Standard Pacific Corp.	3,000	70,410
Stanley Furniture Co., Inc. (a)	1,100	29,974
Sunbeam Corp. (a)	670	60
Sunbeam Corp. warrants 8/24/03 (a)	114	0
Swiss Army Brands, Inc. (a)	2,700	17,560
The Rowe Companies	1,000	2,290
The Stanley Works	6,400	268,096
Toll Brothers, Inc. (a)	3,100	114,080
Topps Co., Inc. (a)	10,700	123,050
Toro Co.	1,300	59,215
Tripath Technology, Inc.	1,600	1,360
Tupperware Corp.	3,700	87,431
Universal Electronics, Inc. (a)	3,400	49,844
Vialta, Inc. Class A (a)	1,537	538
Virco Manufacturing Co.	2,160	22,680
WestPoint Stevens, Inc.	2,900	6,699
Whirlpool Corp.	5,500	363,110
Yankee Candle Co., Inc. (a)	3,100	58,962
York Group, Inc. (a)	400	4,108
		6,533,136
Internet & Catalog Retail - 0.2%
1-800-FLOWERS.COM, Inc. Class A (a)	1,800	23,040
Amazon.com, Inc. (a)	25,300	226,182
Ashford.com, Inc. (a)	3,900	546
Audible, Inc. (a)	3,900	1,794
barnesandnoble.com, Inc. Class A (a)	11,650	14,325
Beyond.com Corp. (a)	627	696
Blair Corp.	400	6,480
Bluefly, Inc. (a)	2,800	2,520
BUY.com, Inc. (a)	6,990	944
Coldwater Creek, Inc. (a)	700	17,556
Cyberian Outpost, Inc. (a)	3,900	1,404
dELiA*s Corp. Class A (a)	11,046	68,927
Drugstore.com, Inc. (a)	2,900	2,755
eBay, Inc. (a)	22,100	1,242,683
Egghead.com, Inc. (a)	8,208	164
eToys, Inc. (a)	15,200	91
Genesis Direct, Inc. (a)	3,000	3
GSV, Inc. (a)	980	216
Insight Enterprises, Inc. (a)	3,075	57,656
IPET Holdings, Inc. (a)	1,450	239
J. Jill Group, Inc. (a)	4,400	77,000

	Shares	Value (Note 1)
Lands' End, Inc. (a)	2,200	$ 84,524
LearningStar Corp. (a)	612	1,285
Lillian Vernon Corp.	200	1,750
MediaBay, Inc. (a)	800	608
MotherNature.com, Inc.	7,800	788
Network Commerce, Inc. (a)	86	22
PC Mall, Inc. (a)	500	1,450
Priceline.com, Inc. (a)	18,700	103,224
Provell, Inc. Class A (a)	100	335
School Specialty, Inc. (a)	1,300	39,584
SciQuest.com, Inc. (a)	700	630
Shop At Home, Inc. (a)	5,100	16,320
Spiegel, Inc. Class A (non-vtg.)	11,800	119,180
Stamps.com, Inc. (a)	800	1,936
Student Advantage, Inc. (a)	500	965
Ticketmaster Class B (a)	7,000	114,450
ValueVision International, Inc. Class A (a)	2,900	52,548
Webvan Group, Inc. (a)	8,339	29
		2,284,849
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	4,900	135,485
Adams Golf, Inc. (a)	400	259
Arctic Cat, Inc.	1,000	16,050
Brunswick Corp.	5,300	115,487
Callaway Golf Co.	4,100	74,292
Cannondale Corp. (a)	100	307
Concord Camera Corp. (a)	7,200	41,760
Direct Focus, Inc. (a)	5,025	140,700
Eastman Kodak Co.	22,300	996,141
Equity Marketing, Inc. (a)	2,400	32,400
Global Technologies Ltd. Class A (a)	3,300	1,254
Hasbro, Inc.	10,655	184,758
Huffy Corp. (a)	300	2,325
JAKKS Pacific, Inc. (a)	8,150	143,033
K2, Inc. (a)	700	6,020
Mattel, Inc.	28,016	504,008
Meade Instruments Corp. (a)	2,600	13,806
Midway Games, Inc. (a)	239	3,501
Oakley, Inc. (a)	3,700	50,505
Parkervision, Inc. (a)	900	17,973
Pinnacle Systems, Inc. (a)	6,900	37,260
Play By Play Toys & Novelties, Inc. (a)	6,400	512
Polaris Industries, Inc.	1,200	60,420
Polaroid Corp.	7,500	10,275
Racing Champions Corp. (a)	4,400	27,500
Rawlings Sporting Goods, Inc. (a)	4,300	18,060
Saf T Lok, Inc. (a)	1,860	1,321
SCP Pool Corp. (a)	600	22,752
Sturm Ruger & Co., Inc.	300	2,985
Toymax International, Inc. (a)	3,900	4,719
		2,665,868
Common Stocks - continued
	Shares	Value (Note 1)
Media - 5.0%
4Kids Entertainment, Inc. (a)	3,500	$ 98,000
5th Avenue Channel Corp. (a)	700	119
Ackerley Group, Inc. (a)	700	9,457
ACTV, Inc. (a)	3,400	8,976
Adelphia Communications Corp. Class A (a)	10,702	337,648
ADVO, Inc. (a)	3,500	127,400
American Coin Merchandising, Inc. (a)	100	584
AOL Time Warner, Inc. (a)	353,049	13,186,380
APAC Customer Services, Inc. (a)	4,300	12,470
Ballantyne of Omaha, Inc. (a)	100	65
Belo Corp. Series A	7,400	134,976
Brilliant Digital Entertainment, Inc. (a)	500	200
Cablevision Systems Corp.	10,900	509,030
Carmike Cinemas, Inc. Class A (a)	200	81
Catalina Marketing Corp. (a)	4,400	144,452
Championship Auto Racing Teams, Inc. (a)	1,900	28,728
Charter Communications, Inc. Class A (a)	23,700	478,740
Classic Communications, Inc. Class A (a)	2,400	504
Clear Channel Communications, Inc. (a)	44,134	2,218,616
Comcast Corp. Class A (special) (a)	74,160	2,716,481
Cox Communications, Inc. Class A (a)	51,701	2,055,632
Cox Radio, Inc. Class A (a)	2,400	60,024
Crown Media Holdings, Inc. (a)	1,500	24,135
Cumulus Media, Inc. Class A (a)	1,700	21,505
Dow Jones & Co., Inc.	6,400	351,232
E.W. Scripps Co. Class A	5,900	386,155
EchoStar Communications Corp. Class A (a)	16,800	473,088
Emmis Communications Corp. Class A (a)	5,600	134,288
Engage, Inc. (a)	10,700	2,354
Entercom Communications Corp. Class A (a)	2,300	96,209
Entravision Communications Corp. Class A	3,400	41,242
Fox Entertainment Group, Inc. Class A (a)	13,100	321,212
Gannett Co., Inc.	24,600	1,516,836
Gemstar-TV Guide International, Inc. (a)	33,826	1,003,279
General Motors Corp. Class H	67,326	1,255,630
Getty Images, Inc. (a)	4,600	73,692
HA-LO Industries, Inc. (a)	1,250	44
Harris Interactive, Inc. (a)	4,500	10,800
Harte-Hanks, Inc.	4,000	95,360
Hearst-Argyle Television, Inc. (a)	6,827	138,725
Hispanic Broadcasting Corp. (a)	7,800	160,992
Hollinger International, Inc. Class A	6,800	88,740
Image Entertainment, Inc. (a)	700	1,715
Information Holdings, Inc. (a)	1,100	23,683
Innotrac Corp. (a)	1,400	9,394
Insight Communications, Inc. Class A (a)	4,600	104,834
Interactive Data Corp.	2,300	27,370

	Shares	Value (Note 1)
Interep National Radio Sales, Inc. Class A (a)	2,900	$ 16,240
Interpublic Group of Companies, Inc.	27,690	749,845
John Wiley & Sons, Inc. Class A	3,700	74,555
Journal Register Co. (a)	2,400	42,432
K-Tel International, Inc. (a)	4,000	420
Key3Media Group, Inc. (a)	3,150	25,043
Knight-Ridder, Inc.	7,000	424,200
Kushner Locke Co. (a)	6,300	410
Lamar Advertising Co. Class A (a)	9,350	300,135
Laser-Pacific Media Corp. (a)	2,700	12,658
Leapnet, Inc. (a)	1,245	1,619
Lee Enterprises, Inc.	2,700	89,208
Liberty Corp.	1,000	40,800
Liberty Digital, Inc. Class A (a)	3,400	17,000
Liberty Media Corp. Class A (a)	152,100	2,311,920
Liberty Satellite & Technology, Inc. Class A (a)	5,400	11,448
Macrovision Corp. (a)	2,800	122,108
Marketing Services Group, Inc. (a)	500	435
Martha Stewart Living Omnimedia, Inc. Class A (a)	2,300	42,458
McGraw-Hill Companies, Inc.	15,200	900,600
Media General, Inc. Class A	1,400	69,580
Mediacom Communications Corp. Class A (a)	7,450	128,736
Meredith Corp.	3,200	104,160
Metro-Goldwyn-Mayer, Inc. (a)	22,800	387,600
Netcentives, Inc. (a)	1,500	135
NTL, Inc. (a)	21,550	106,888
Nucentrix Broadband Networks, Inc. (a)	100	905
Omnicom Group, Inc.	14,000	1,089,060
Paxson Communications Corp. Class A (a)	2,900	27,695
Pegasus Communications Corp. (a)	3,200	36,800
Penton Media, Inc.	3,000	37,800
Pixar (a)	4,800	200,160
Platinum Entertainment, Inc. (a)	500	2
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	800	10,920
PRIMEDIA, Inc. (a)	29,209	141,664
Pulitzer, Inc.	200	9,900
R.H. Donnelley Corp. (a)	1,300	39,000
Radio One, Inc. Class A (a)	6,000	91,980
Radio Unica Communications Corp. (a)	2,900	6,438
Reader's Digest Association, Inc. Class A (non-vtg.)	7,100	132,770
Rentrak Corp. (a)	600	1,920
Saga Communications, Inc. Class A (a)	300	5,640
Salem Communications Corp. Class A (a)	400	8,440
Scholastic Corp. (a)	4,600	179,078
Simon Worldwide, Inc. (a)	5,600	1,904
Sinclair Broadcast Group, Inc. Class A (a)	7,000	69,300
Sirius Satellite Radio, Inc. (a)	2,600	17,290
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
SITEL Corp. (a)	2,200	$ 3,630
Sonic Solutions, Inc. (a)	3,700	5,994
Source Information Management Co. (a)	4,300	23,908
Spanish Broadcasting System, Inc. Class A (a)	5,200	48,412
The McClatchy Co. Class A	3,000	129,000
The New York Times Co. Class A	14,200	607,050
TiVo, Inc. (a)	2,000	11,620
TMP Worldwide, Inc. (a)	7,900	354,315
Tribune Co.	23,968	944,819
UnitedGlobalCom, Inc. Class A (a)	6,000	28,020
Univision Communications, Inc. Class A (a)	14,700	438,501
USA Networks, Inc. (a)	23,532	545,001
Valley Media, Inc. (a)	3,000	4,050
Value Line, Inc.	200	8,800
Viacom, Inc. Class B (non-vtg.) (a)	144,636	6,132,566
Walt Disney Co.	177,800	4,521,454
Washington Post Co. Class B	987	566,045
Westwood One, Inc. (a)	7,800	222,300
Wink Communications, Inc. (a)	3,800	5,852
World Wrestling Federation Entertainment, Inc. Class A (a)	5,500	62,150
XM Satellite Radio Holdings, Inc. Class A (a)	3,000	30,150
Young Broadcasting, Inc. Class A (a)	4,700	106,925
YouthStream Media Networks, Inc. (a)	1,300	1,976
		51,382,914
Multiline Retail - 2.8%
99 Cents Only Stores (a)	3,961	121,167
Ames Department Stores, Inc. (a)	8,700	6,003
Big Lots, Inc. (a)	8,694	92,156
BJ's Wholesale Club, Inc. (a)	5,700	279,300
Bradlees, Inc. (a)	2,500	25
Costco Wholesale Corp. (a)	34,000	1,271,940
Dillard's, Inc. Class A	13,900	248,810
Dollar General Corp.	26,201	451,967
Dollar Tree Stores, Inc. (a)	8,975	212,977
Elder Beerman Stores Corp. (a)	500	1,975
Factory 2-U Stores, Inc. (a)	1,500	33,540
Family Dollar Stores, Inc.	11,100	333,000
Federated Department Stores, Inc. (a)	14,100	511,971
Fred's, Inc. Class A	1,050	30,198
JCPenney Co., Inc.	17,869	428,856
Kmart Corp. (a)	32,600	327,304
Kohls Corp. (a)	25,200	1,398,600
Neiman Marcus Group, Inc. Class A (a)	1,700	54,077
Nordstrom, Inc.	6,900	138,345
Pricesmart, Inc. (a)	400	17,200
Ross Stores, Inc.	8,700	254,910
Saks, Inc. (a)	8,731	91,239

	Shares	Value (Note 1)
Sears, Roebuck & Co.	26,400	$ 1,128,600
ShopKo Stores, Inc. (a)	2,700	24,489
Stein Mart, Inc. (a)	1,300	10,270
Target Corp.	69,700	2,415,105
The May Department Stores Co.	28,400	955,660
Tuesday Morning Corp. (a)	3,500	49,630
Value City Department Stores, Inc. (a)	500	2,090
Wal-Mart Stores, Inc.	363,300	17,456,565
		28,347,969
Specialty Retail - 2.4%
Aaron Rents, Inc. Class A	800	12,216
Abercrombie & Fitch Co. Class A (a)	5,774	175,183
AC Moore Arts & Crafts, Inc. (a)	400	5,855
American Eagle Outfitters, Inc. (a)	3,600	92,700
AnnTaylor Stores Corp. (a)	1,900	63,650
AutoNation, Inc. (a)	25,100	270,076
AutoZone, Inc. (a)	9,000	415,800
Barnes & Noble, Inc. (a)	5,100	206,397
bebe Stores, Inc. (a)	2,100	63,756
Bed Bath & Beyond, Inc. (a)	23,000	663,550
Best Buy Co., Inc. (a)	16,700	984,966
Blockbuster, Inc. Class A	8,300	178,118
Blue Rhino Corp. (a)	5,000	15,600
Books-A-Million, Inc. (a)	4,300	12,900
Borders Group, Inc. (a)	6,200	144,212
Brookstone Co., Inc. (a)	400	5,560
Cato Corp. Class A	8,500	148,920
CDW Computer Centers, Inc. (a)	6,900	281,520
Charming Shoppes, Inc. (a)	9,200	62,744
Chico's FAS, Inc. (a)	3,600	136,080
Christopher & Banks Corp. (a)	4,150	118,566
Circuit City Stores, Inc. - Circuit City Group	16,400	273,880
Claire's Stores, Inc.	3,700	64,269
Cole National Corp. Class A (a)	1,000	14,300
CompuCom Systems, Inc. (a)	200	602
Copart, Inc. (a)	4,600	113,298
Cost Plus, Inc. (a)	3,425	80,488
CSK Auto Corp. (a)	1,700	14,535
Discount Auto Parts, Inc. (a)	1,100	15,950
Dress Barn, Inc. (a)	3,800	88,122
E Com Ventures, Inc. (a)	1,300	1,196
Electronics Boutique Holding Corp. (a)	1,700	70,805
Emerging Vision, Inc. (a)	3,800	836
Finish Line, Inc. Class A (a)	1,500	14,625
Finlay Enterprises, Inc. (a)	500	5,650
Footstar, Inc. (a)	900	35,199
Friedmans, Inc. Class A	700	6,769
Gadzooks, Inc. (a)	3,100	43,834
Galyan's Trading Co., Inc.	7,400	88,800
Gap, Inc.	67,425	1,324,901
Gart Sports Co. (a)	700	10,920
Genesco, Inc. (a)	1,600	36,800
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Good Guys, Inc. (a)	4,500	$ 15,165
Goody's Family Clothing, Inc. (a)	1,100	5,280
Group 1 Automotive, Inc. (a)	1,400	41,300
Guitar Center, Inc. (a)	2,300	32,085
Gymboree Corp. (a)	5,800	45,240
Hancock Fabrics, Inc.	900	7,596
Haverty Furniture Companies, Inc.	1,400	19,572
Hibbett Sporting Goods, Inc. (a)	2,200	60,060
Hollywood Entertainment Corp. (a)	5,800	69,600
Home Depot, Inc.	186,600	8,574,270
Hot Topic, Inc. (a)	4,400	146,300
Hughes Supply, Inc.	2,900	79,315
Intimate Brands, Inc. Class A	33,620	462,611
Jo-Ann Stores, Inc. Class A (a)	500	2,400
Just for Feet, Inc. (a)	6,200	25
Lawson Products, Inc.	200	5,700
Linens 'N Things, Inc. (a)	3,100	80,600
Lowe's Companies, Inc.	61,464	2,286,461
Major Automotive Companies, Inc. (a)	850	2,372
Michaels Stores, Inc. (a)	2,500	105,050
MicroAge, Inc. (a)	10,800	55
Monro Muffler Brake, Inc. (a)	1,100	14,223
Movie Gallery, Inc. (a)	4,000	106,000
Neff Corp. Class A (a)	2,100	1,890
O'Reilly Automotive, Inc. (a)	4,100	127,920
Office Depot, Inc. (a)	23,500	326,650
Officemax, Inc. (a)	6,900	32,292
Pacific Sunwear of California, Inc. (a)	2,200	36,190
Paul Harris Stores, Inc. (a)	100	7
Payless ShoeSource, Inc. (a)	2,861	166,710
PC Connection, Inc. (a)	2,250	22,140
PETsMART, Inc. (a)	14,500	114,985
Pier 1 Imports, Inc.	7,450	90,518
Pomeroy Computer Resources, Inc. (a)	200	2,780
RadioShack Corp.	14,640	342,576
Rainbow Rentals, Inc. (a)	900	6,930
Regis Corp.	3,500	72,975
Rent-A-Center, Inc. (a)	2,100	56,700
Rent-Way, Inc. (a)	2,570	19,275
Restoration Hardware, Inc. (a)	1,000	3,580
Rex Stores Corp. (a)	2,250	37,935
Sharper Image Corp. (a)	1,100	11,000
Sherwin-Williams Co.	11,400	258,210
Software Spectrum, Inc. (a)	3,600	36,789
Sonic Automotive, Inc. Class A (a)	3,200	56,320
Sport Chalet (a)	100	925
Stage Stores, Inc. (a)	700	4
Staples, Inc. (a)	36,275	545,939
Talbots, Inc.	3,300	122,496
The Childrens Place Retail Stores, Inc. (a)	3,600	93,600
The Limited, Inc.	40,752	574,603

	Shares	Value (Note 1)
The Men's Wearhouse, Inc. (a)	3,300	$ 83,820
The Pep Boys - Manny, Moe & Jack	4,000	50,920
The Sports Authority, Inc. (a)	1,300	6,175
Tiffany & Co., Inc.	11,600	361,340
TJX Companies, Inc.	19,800	694,980
Too, Inc. (a)	825	22,704
Toys 'R' Us, Inc. (a)	15,700	375,701
Tractor Supply Co. (a)	500	11,950
Transportation World Entertainment Corp. (a)	2,900	24,940
Tweeter Home Entertainment Group, Inc. (a)	2,600	66,612
Ugly Duckling Corp. (a)	100	426
Ultimate Electronics, Inc. (a)	3,000	83,250
United Auto Group, Inc. (a)	1,700	33,915
United Rentals, Inc. (a)	5,800	134,850
Venator Group, Inc. (a)	6,100	109,495
West Marine, Inc. (a)	1,100	13,618
Wet Seal, Inc. Class A (a)	3,600	71,964
Whitehall Jewellers, Inc. (a)	800	9,392
Williams-Sonoma, Inc. (a)	4,400	139,920
Wilsons Leather Experts, Inc. (a)	7,000	130,130
Zale Corp. (a)	2,600	86,060
Zones, Inc. (a)	4,000	4,400
		24,203,929
Textiles & Apparel - 0.3%
Ashworth, Inc. (a)	400	2,420
Brown Shoe Co., Inc.	1,200	18,120
Burlington Industries, Inc. (a)	500	740
Coach, Inc.	3,259	118,302
Columbia Sportswear Co. (a)	2,700	88,182
Donna Karan International, Inc. (a)	700	7,427
Everlast Worldwide, Inc. (a)	1,000	2,500
Fossil, Inc. (a)	1,400	28,714
Guess?, Inc. (a)	2,000	14,900
Jones Apparel Group, Inc. (a)	9,645	307,676
K-Swiss, Inc. Class A	3,300	112,464
Kellwood Co.	1,200	26,112
Kenneth Cole Productions, Inc. Class A (a)	700	13,069
Liz Claiborne, Inc.	5,000	262,250
Movado Group, Inc.	400	7,300
Nautica Enterprises, Inc. (a)	2,900	40,745
NIKE, Inc. Class B	21,400	1,070,000
Oshkosh B'Gosh, Inc. Class A	4,000	123,880
Phillips-Van Heusen Corp.	1,000	14,770
Polo Ralph Lauren Corp. Class A (a)	3,900	92,508
Polymer Group, Inc.	400	772
Quiksilver, Inc. (a)	1,100	25,322
Reebok International Ltd. (a)	5,600	150,584
Russell Corp.	1,700	29,070
Samsonite Corp. (a)	1,446	2,386
Saucony, Inc. Class B (a)	2,100	12,999
Skechers U.S.A., Inc. Class A (a)	5,600	117,320
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Steven Madden Ltd. (a)	4,300	$ 63,468
Stride Rite Corp.	1,700	14,450
Superior Uniform Group, Inc.	1,000	9,550
Tarrant Apparel Group (a)	2,700	15,093
Timberland Co. Class A (a)	2,700	90,882
Unifi, Inc. (a)	2,700	26,487
Uniroyal Technology Corp. (a)	1,900	10,982
Vans, Inc. (a)	4,100	65,354
VF Corp.	8,500	293,845
Vulcan International Corp.	100	3,960
Warnaco Group, Inc. Class A	9,400	1,269
Wellman, Inc.	1,300	19,500
Wolverine World Wide, Inc.	2,500	46,525
		3,351,897
TOTAL CONSUMER DISCRETIONARY		142,397,147
CONSUMER STAPLES - 7.3%
Beverages - 2.1%
Adolph Coors Co. Class B	3,300	152,790
Anheuser-Busch Companies, Inc.	73,600	3,167,744
Boston Beer Co., Inc. Class A (a)	600	6,906
Brown-Forman Corp. Class B (non-vtg.)	4,600	296,700
Chalone Wine Group, Inc. (a)	200	2,262
Coca-Cola Bottling Co. Consolidated	500	20,175
Coca-Cola Enterprises, Inc.	39,200	594,664
Constellation Brands, Inc. Class A (a)	4,000	169,400
National Beverage Corp. (a)	600	6,240
Pepsi Bottling Group, Inc.	10,100	445,915
PepsiAmericas, Inc.	9,100	142,870
PepsiCo, Inc.	146,100	6,866,700
Robert Mondavi Corp. Class A (a)	500	21,125
The Coca-Cola Co.	205,500	10,001,685
		21,895,176
Food & Drug Retailing - 1.2%
7-Eleven, Inc. (a)	12,900	163,572
Albertson's, Inc.	32,559	1,139,239
Casey's General Stores, Inc.	9,700	123,675
CVS Corp.	31,386	1,133,348
Duane Reade, Inc. (a)	3,400	120,360
Fleming Companies, Inc.	4,700	139,120
Great Atlantic & Pacific Tea, Inc.	1,200	22,236
Kroger Co. (a)	58,880	1,567,386
Longs Drug Stores Corp.	2,900	75,052
Nash-Finch Co.	200	7,040
NuCo2, Inc. (a)	700	8,155
Pathmark Stores, Inc. (a)	8,000	194,000
Performance Food Group Co. (a)	6,000	202,560
Rite Aid Corp. (a)	39,000	309,660
Safeway, Inc. (a)	36,900	1,664,559
SUPERVALU, Inc.	8,844	185,547

	Shares	Value (Note 1)
Sysco Corp.	47,091	$ 1,319,490
The Pantry, Inc. (a)	900	7,200
United Natural Foods, Inc. (a)	4,600	82,892
Walgreen Co.	81,300	2,792,655
Weis Markets, Inc.	6,700	201,067
Whole Foods Market, Inc. (a)	6,200	218,178
Wild Oats Markets, Inc. (a)	6,075	54,189
Winn-Dixie Stores, Inc.	8,600	193,070
		11,924,250
Food Products - 1.3%
Alico, Inc.	200	5,700
American Italian Pasta Co. Class A (a)	1,000	45,900
Archer-Daniels-Midland Co.	64,510	866,369
Bridgford Foods Corp.	400	5,260
Bunge Ltd.	6,600	120,582
Campbell Soup Co.	37,100	1,045,849
Central Garden & Pet Co. Class A (a)	5,500	50,270
Chiquita Brands International, Inc. (a)	800	856
ConAgra Foods, Inc.	38,631	886,581
Corn Products International, Inc.	2,600	85,800
Dean Foods Co.	2,600	112,086
Del Monte Foods Co. (a)	2,900	26,042
Delta & Pine Land Co.	2,500	50,500
Dole Food Co., Inc.	3,500	83,965
Dreyer's Grand Ice Cream, Inc.	1,700	50,864
Farmer Brothers Co.	100	23,100
Flowers Foods, Inc. (a)	1,420	57,368
Fresh Del Monte Produce Inc. (a)	2,900	43,065
Gardenburger, Inc. (a)	400	236
General Mills, Inc.	25,100	1,112,934
Genesee Corp. Class B	100	2,550
H.J. Heinz Co.	28,500	1,287,630
Hain Celestial Group, Inc. (a)	4,468	100,351
Hershey Foods Corp.	9,500	612,560
Hines Horticulture, Inc. (a)	800	3,064
Horizon Organic Holding Corp. (a)	200	2,200
Hormel Foods Corp.	9,500	241,965
IBP, Inc.	3,388	84,700
International Multifoods Corp.	1,000	20,720
Interstate Bakeries Corp.	5,000	123,500
J&J Snack Food Corp. (a)	300	6,765
J.M. Smucker Co.	1,700	47,566
Kellogg Co.	31,100	994,889
Kraft Foods, Inc. Class A	30,300	977,175
Lance, Inc.	1,500	21,150
M&F Worldwide Corp. (a)	500	2,815
Maui Land & Pineapple, Inc. (a)	300	7,980
McCormick & Co., Inc. (non-vtg.)	4,500	203,400
Northland Cranberries, Inc. Class A (a)	200	174
Pilgrims Pride Corp. Class B	1,200	17,460
Ralcorp Holdings, Inc. (a)	1,680	33,970
Ralston Purina Co.	24,700	807,196
Rica Foods, Inc. (a)	500	2,150
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Riviana Foods, Inc.	700	$ 12,481
Sanderson Farms, Inc.	200	2,776
Sara Lee Corp.	53,951	1,186,922
Seaboard Corp.	100	27,300
Sensient Technologies Corp.	3,900	85,761
Smithfield Foods, Inc. (a)	3,700	163,725
Suiza Foods Corp. (a)	3,500	202,930
Tasty Baking Co.	200	3,836
Tejon Ranch Co. (a)	700	18,235
Tootsie Roll Industries, Inc.	2,266	89,598
Tyson Foods, Inc. Class A	15,000	158,250
Vlasic Foods International, Inc. (a)	1,550	19
Wm. Wrigley Jr. Co.	16,600	832,324
Zapata Corp. (a)	110	2,107
		13,061,521
Household Products - 1.4%
Church & Dwight, Inc.	2,500	68,100
Clorox Co.	17,958	668,936
Colgate-Palmolive Co.	47,100	2,550,465
Kimberly-Clark Corp.	41,638	2,583,638
Mace Security International, Inc. (a)	2,200	2,200
Oil-Dri Corp. of America	600	4,770
Procter & Gamble Co.	107,000	7,934,050
The Dial Corp.	6,200	104,470
		13,916,629
Personal Products - 0.4%
Alberto-Culver Co. Class B	3,900	167,973
Avon Products, Inc.	18,200	839,566
BriteSmile, Inc. (a)	2,800	30,268
Carter-Wallace, Inc.	3,000	60,600
Chattem, Inc. (a)	400	5,228
Del Laboratories, Inc.	210	3,423
Elizabeth Arden, Inc. (a)	7,100	99,755
Enamelon, Inc. (a)	200	5
Estee Lauder Companies, Inc. Class A	9,300	361,305
First Years, Inc.	2,000	21,880
Gillette Co.	84,900	2,602,185
Herbalife International, Inc. Class A	433	4,780
Inter Parfums, Inc. (a)	300	4,440
Nature's Sunshine Products, Inc.	700	9,695
NBTY, Inc. (a)	11,500	198,490
Perrigo Co. (a)	4,000	64,560
Playtex Products, Inc. (a)	3,800	39,216
Revlon, Inc. Class A (a)	7,600	61,940
Tristar Corp. (a)	500	845
Water Pik Technologies, Inc. (a)	2,441	22,579
		4,598,733
Tobacco - 0.9%
DIMON, Inc.	1,100	8,140
Philip Morris Companies, Inc.	172,600	8,181,240

	Shares	Value (Note 1)
RJ Reynolds Tobacco Holdings, Inc.	9,300	$ 537,075
Schweitzer-Mauduit International, Inc.	500	11,675
Universal Corp.	3,200	135,776
UST, Inc.	15,700	518,100
		9,392,006
TOTAL CONSUMER STAPLES		74,788,315
ENERGY - 5.4%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	400	12,432
Baker Hughes, Inc.	27,050	891,027
BJ Services Co. (a)	12,400	278,132
Buckeye Partners LP	1,700	62,560
Cal Dive International, Inc. (a)	8,300	145,250
Carbo Ceramics, Inc.	700	19,985
Chiles Offshore, Inc.	4,683	91,927
Cooper Cameron Corp. (a)	3,900	168,675
Diamond Offshore Drilling, Inc.	9,300	259,470
Dril-Quip, Inc. (a)	1,000	17,190
ENSCO International, Inc.	7,400	134,976
FMC Technologies, Inc. (a)	31,500	512,505
Friede Goldman Halter, Inc. (a)	1,056	602
Global Industries Ltd. (a)	16,800	135,576
Global Marine, Inc. (a)	12,100	174,240
Grant Prideco, Inc. (a)	6,800	71,128
Gulf Island Fabrication, Inc. (a)	300	3,600
Halliburton Co.	34,200	952,812
Hanover Compressor Co. (a)	5,200	131,352
Helmerich & Payne, Inc.	6,200	189,472
Horizon Offshore, Inc. (a)	1,500	11,025
Hydril Co.	1,700	33,201
Industrial Holdings, Inc. (a)	100	135
Input/Output, Inc. (a)	3,500	34,300
Kaneb Services LLC (a)	900	14,859
Key Energy Services, Inc. (a)	9,800	90,944
Lone Star Technologies, Inc. (a)	3,400	72,046
Marine Drilling Companies, Inc. (a)	2,000	25,800
Maverick Tube Corp. (a)	2,600	30,758
Metretek Technologies, Inc. (a)	2,900	3,045
Mitcham Industries, Inc. (a)	1,500	6,585
Nabors Industries, Inc. (a)	8,930	218,964
National-Oilwell, Inc. (a)	3,707	57,607
Newpark Resources, Inc. (a)	2,100	16,632
Noble Drilling Corp. (a)	9,100	247,520
Oceaneering International, Inc. (a)	600	11,700
Offshore Logistics, Inc. (a)	4,200	79,380
OSCA, Inc. Class A (a)	5,200	86,060
Parker Drilling Co. (a)	2,900	12,209
Patterson-UTI Energy, Inc. (a)	5,700	80,085
Plains All American Pipeline LP	1,300	36,673
Pride International, Inc. (a)	18,400	241,040
Rowan Companies, Inc. (a)	3,700	57,535
Santa Fe International Corp.	13,400	339,020
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd. (NY Shares)	46,272	$ 2,267,328
SEACOR SMIT, Inc. (a)	1,350	62,762
Smith International, Inc. (a)	2,500	116,000
Superior Energy Services, Inc. (a)	1,200	9,000
TETRA Technologies, Inc. (a)	1,100	25,091
Tidewater, Inc.	5,300	164,883
Transocean Sedco Forex, Inc.	23,697	684,843
Trico Marine Services, Inc. (a)	1,000	8,010
UNIFAB International, Inc. (a)	100	225
Unit Corp. (a)	1,500	13,770
Universal Compression Holdings, Inc. (a)	2,400	64,320
Varco International, Inc. (a)	11,246	170,714
Veritas DGC, Inc. (a)	1,600	23,120
W-H Energy Services, Inc.	2,800	50,680
Weatherford International, Inc. (a)	6,280	208,936
		9,929,716
Oil & Gas - 4.4%
Amerada Hess Corp.	6,900	536,199
American International Petroleum Corp. (a)	100	9
Anadarko Petroleum Corp.	19,468	1,007,469
Apache Corp.	9,800	459,914
Ashland, Inc.	7,700	326,480
Benton Oil & Gas Co. (a)	1,200	1,980
Berry Petroleum Co. Class A	700	11,130
BP Prudhoe Bay Royalty Trust	4,800	74,016
Burlington Resources, Inc.	16,900	642,200
Cabot Oil & Gas Corp. Class A	1,300	29,068
Chesapeake Energy Corp. (a)	8,238	49,098
Chevron Corp.	53,300	4,836,975
Comstock Resources, Inc. (a)	1,100	7,810
Conoco, Inc. Class B	55,489	1,643,584
Contour Energy Co. (a)	660	779
Denbury Resources, Inc. (a)	1,500	11,958
Devon Energy Corp.	9,649	446,459
EEX Corp. (a)	1,433	3,869
Encore Acquisition Co.	16,600	235,720
Enterprise Products Partners LP	4,200	194,460
EOG Resources, Inc.	10,200	322,524
Equitable Resources, Inc.	4,200	134,400
Evergreen Resources, Inc. (a)	1,900	71,915
Exxon Mobil Corp.	560,512	22,504,557
Forest Oil Corp. (a)	3,580	94,727
Frontier Oil Corp.	1,200	20,520
Harken Energy Corp. (a)	470	870
Holly Corp.	400	8,460
Houston Exploration Co. (a)	1,500	43,215
HS Resources, Inc. (a)	900	59,400
Hugoton Royalty Trust	2,400	29,064
KCS Energy, Inc. (a)	11,500	60,950
Kerr-McGee Corp.	7,715	450,633

	Shares	Value (Note 1)
Key Production Co., Inc. (a)	1,400	$ 20,370
Louis Dreyfus Natural Gas Corp. (a)	3,800	126,350
Meridian Resource Corp. (a)	1,400	7,840
Mission Resources Corp. (a)	5,500	32,670
Mitchell Energy & Development Corp. Class A	3,400	194,888
Murphy Oil Corp.	4,500	339,750
National Energy Group, Inc. (a)	71	30
Newfield Exploration Co. (a)	5,200	171,392
Noble Affiliates, Inc.	3,600	121,500
Nuevo Energy Co. (a)	700	11,480
Occidental Petroleum Corp.	36,300	998,976
Ocean Energy, Inc.	16,128	304,013
Patina Oil & Gas Corp.	400	9,244
Penn Virginia Corp.	100	3,494
Pennzoil-Quaker State Co.	4,992	61,302
Phillips Petroleum Co.	20,400	1,173,000
Pioneer Natural Resources Co. (a)	6,000	105,000
Plains Resources, Inc. (a)	900	24,435
Pogo Producing Co.	2,800	66,892
Prima Energy Corp. (a)	450	10,674
Prize Energy Corp. (a)	200	3,700
Pure Resources, Inc. (a)	2,800	52,780
Range Resources Corp. (a)	1,200	7,080
Remington Oil & Gas Corp. (a)	8,500	126,990
Resource America, Inc. Class A	2,300	25,415
Seven Seas Petroleum Corp. (a)	1,700	3,995
Spinnaker Exploration Co. (a)	1,400	53,620
St. Mary Land & Exploration Co.	1,000	19,200
Stone Energy Corp. (a)	2,790	106,020
Sunoco, Inc.	6,000	226,980
Swift Energy Co. (a)	2,800	64,988
Syntroleum Corp. (a)	1,600	8,192
TEPPCO Partners LP	2,000	63,140
Tesoro Petroleum Corp. (a)	3,500	45,780
Texaco, Inc.	45,800	3,189,970
Tom Brown, Inc. (a)	7,400	176,120
Tosco Corp.	11,800	547,520
Ultramar Diamond Shamrock Corp.	5,700	294,348
Unocal Corp.	18,500	653,050
USX - Marathon Group	28,500	898,035
Valero Energy Corp.	4,200	174,300
Vintage Petroleum, Inc.	3,700	66,045
Western Gas Resources, Inc.	2,000	61,500
Westport Resources Corp. (a)	4,153	75,792
Williams Clayton Energy, Inc. (a)	2,400	28,152
XTO Energy, Inc.	7,525	106,103
		45,182,527
TOTAL ENERGY		55,112,243
FINANCIALS - 19.7%
Banks - 6.8%
1st Source Corp.	441	10,174
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Abigail Adams National Bancorp, Inc.	200	$ 2,740
Allegiant Bancorp, Inc.	100	1,274
Ambanc Holding Co., Inc.	300	6,600
Amcore Financial, Inc.	3,800	84,550
American Pacific Bank of Oregon Class B	880	2,772
AmSouth Bancorp.	26,519	504,391
Anchor Bancorp Wisconsin, Inc.	800	14,624
Area Bankshares Corp.	600	10,104
Associated Banc-Corp.	4,097	138,929
Astoria Financial Corp.	7,675	452,825
BancFirst Corp.	100	3,950
BancorpSouth, Inc.	3,800	61,598
BancWest Corp.	4,032	140,757
Bank of America Corp.	125,572	7,722,678
Bank of Granite Corp.	100	2,163
Bank of New York Co., Inc.	61,900	2,457,430
Bank One Corp.	100,967	3,502,545
Bank Plus Corp. (a)	1,100	7,788
Banknorth Group, Inc.	16,959	373,098
BankUnited Financial Corp. Class A (a)	5,100	64,566
Bay View Capital Corp.	4,612	34,359
BB&T Corp.	39,148	1,439,863
Bedford Bancshares, Inc.	300	3,645
Big Foot Financial Corp.	700	10,416
BOK Financial Corp.	2,678	81,063
Borel Bank & Trust Co., San Mateo	300	11,175
Brookline Bancorp, Inc.	600	9,060
BSB Bancorp, Inc.	100	2,239
Capital Corp. of the West	945	15,120
Capital Crossing Bank (a)	1,000	19,450
Capitol Federal Financial	4,800	93,840
Cathay Bancorp, Inc.	300	17,037
CFS Bancorp, Inc.	800	11,040
Charter One Financial, Inc.	18,685	545,602
Chemical Financial Corp.	300	8,211
Chittenden Corp.	1,300	43,160
Citizens Banking Corp.	2,500	76,125
Citizens First Financial Corp.	600	9,990
City National Corp.	3,905	181,739
Colonial Bancgroup, Inc.	6,100	82,350
Columbia Financial of Kentucky, Inc.	1,100	12,408
Comerica, Inc.	15,065	900,134
Commerce Bancorp, Inc., New Jersey	1,900	128,345
Commerce Bancshares, Inc.	10,076	406,970
Commercial Federal Corp.	3,650	91,980
Community Capital Corp.	420	4,599
Community First Bankshares, Inc.	4,000	97,400
Compass Bancshares, Inc.	17,850	475,703
Corus Bankshares, Inc.	500	24,755
Cullen/Frost Bankers, Inc.	5,100	182,325
CVB Financial Corp.	770	16,170

	Shares	Value (Note 1)
Dime Bancorp, Inc.	7,800	$ 301,080
Dime Bancorp, Inc. warrants 12/31/49 (a)	7,600	1,900
Dime Community Bancorp, Inc.	100	2,723
Downey Financial Corp.	1,500	71,625
East West Bancorp, Inc.	5,000	118,050
Eastern Virgina Bankshares, Inc.	800	11,800
Fidelity Bankshares, Inc.	9,200	123,464
Fifth Third Bancorp	51,536	3,004,549
First BanCorp Puerto Rico	1,100	30,635
First Busey Corp.	100	2,000
First Charter Corp.	3,200	55,136
First Citizen Bancshares, Inc.	500	51,105
First Commonwealth Financial Corp.	2,300	29,440
First Financial Bancorp, Ohio	2,520	41,479
First Financial Bankshares, Inc.	250	7,915
First Financial Corp., Rhode Island	700	12,600
First Indiana Corp.	100	2,563
First Midwest Bancorp, Inc., Delaware	2,300	77,142
First Niagara Financial Group, Inc.	100	1,600
First Securityfed Financial, Inc.	800	15,080
First Sentinel Bancorp, Inc.	800	10,152
First Tennessee National Corp.	8,700	280,227
First Union Corp.	82,562	2,841,784
First Virginia Banks, Inc.	2,900	133,255
FirstFed Financial Corp., Delaware (a)	200	5,800
FirstMerit Corp.	14,500	350,610
FleetBoston Financial Corp.	92,347	3,401,140
FNB Corp., Pennsylvania	840	21,731
Frontier Financial Corp., Washington	300	8,247
Fulton Financial Corp.	4,465	96,489
GBC Bancorp	300	9,408
Gold Banc Corp., Inc.	5,188	38,651
Golden State Bancorp, Inc.	16,636	499,413
Golden West Financial Corp., Delaware	15,700	908,559
Greater Bay Bancorp	2,200	58,388
Greenpoint Financial Corp.	6,720	265,440
GS Financial Corp.	600	9,168
Guaranty Federal Bancshares, Inc.	900	12,825
Gulf West Banks, Inc.	630	5,418
Hancock Holding Co.	300	12,879
Harbor Florida Bancshares, Inc.	500	8,600
Harleysville National Corp.	210	4,948
Harrington Financial Group, Inc.	1,300	15,899
Heritage Commerce Corp. (a)	600	4,950
Heritage Financial Corp., Washington	1,300	15,210
Hibernia Corp. Class A	9,700	167,713
Home City Financial Corp.	800	10,200
HomeFed Corp. (a)	79	77
Hudson City Bancorp, Inc.	7,000	159,180
Hudson United Bancorp	4,291	115,642
Huntington Bancshares, Inc.	29,802	541,800
Independence Community Bank Corp.	3,500	76,055
IndyMac Bancorp, Inc. (a)	8,600	226,782
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Integra Bank Corp.	500	$ 12,225
International Bancshares Corp.	2,093	79,953
Investors Financial Services Corp.	1,800	115,290
Irwin Financial Corp.	400	8,600
ITLA Capital Corp. (a)	900	16,290
KeyCorp	41,000	1,029,100
Life Financial Corp. (a)	40	84
M&T Bank Corp.	7,023	510,221
MAF Bancorp., Inc.	900	27,864
Marshall & Ilsley Corp.	10,100	561,762
Mellon Financial Corp.	37,100	1,307,775
Mercantile Bankshares Corp.	5,800	236,350
Mid-State Bancshares	400	6,450
MidAmerica Bancorp	103	2,745
Montgomery Financial Corp.	700	10,710
Mystic Financial, Inc.	600	9,060
Nara Bancorp, Inc.	400	7,920
National City Corp.	53,420	1,649,075
National Commerce Financial Corp.	23,120	586,323
National Penn Bancshares, Inc.	525	11,944
NBT Bancorp, Inc.	400	6,432
Net.B@nk, Inc. (a)	3,300	27,060
New York Community Bancorp, Inc.	4,374	162,407
North Fork Bancorp, Inc.	11,278	336,084
Northern Trust Corp.	22,900	1,298,430
Northway Financial, Inc.	400	11,764
Northwest Bancorp, Inc.	1,200	13,440
Ocwen Financial Corp. (a)	5,397	50,732
Old National Bancorp	3,675	91,544
Omega Financial Corp.	100	2,977
Oregon Trail Financial Corp.	800	12,640
Pacific Capital Bancorp	1,100	32,945
Pacific Century Financial Corp.	4,300	112,316
Park National Corp.	600	55,800
People's Bank, Connecticut	3,600	89,604
Peoples Financial Corp., Ohio	1,300	9,425
PNC Financial Services Group, Inc.	24,200	1,611,478
Popular, Inc.	16,800	541,800
Promistar Financial Corp.	315	7,409
Provident Bankshares Corp.	914	19,075
Provident Financial Group, Inc.	2,800	86,380
Provident Financial Holdings, Inc. (a)	600	13,770
PS Financial, Inc.	700	9,590
R&G Financial Corp. Class B	1,400	24,206
Regions Financial Corp.	25,866	760,460
Republic Bancorp, Inc.	8,118	114,870
Resource Bancshares Mortgage Group, Inc.	905	8,100
Riggs National Corp.	800	13,528
Roslyn Bancorp, Inc.	15,540	292,774
S&T Bancorp, Inc.	1,000	23,830

	Shares	Value (Note 1)
Santander Bancorp	1,800	$ 34,884
Seacoast Financial Services Corp.	1,938	30,524
Silicon Valley Bancshares (a)	5,300	118,508
Sky Financial Group, Inc.	16,340	326,800
South Financial Group, Inc.	1,900	32,566
SouthTrust Corp.	35,000	852,600
Southwest Bancorp of Texas, Inc. (a)	1,500	48,060
Sovereign Bancorp, Inc.	33,394	370,006
Staten Island Bancorp, Inc.	1,700	47,260
Sterling Bancshares, Inc.	800	17,608
Sterling Financial Corp.	110	1,815
Sun Bancorp, Inc., New Jersey	4,194	54,732
SunTrust Banks, Inc.	22,828	1,559,152
Susquehanna Bancshares, Inc.	1,600	32,720
SVB Financial Services, Inc.	315	3,056
Synovus Financial Corp.	28,000	862,400
TCF Financial Corp.	5,100	231,540
Texas Regional Bancshares, Inc. Class A	440	16,372
TIB Financial Corp.	900	11,160
Trust Co. of New Jersey	400	8,580
Trustco Bank Corp.	2,760	37,812
Trustmark Corp.	3,900	87,360
U.S. Bancorp, Delaware	162,368	3,935,800
UAB Financial Corp.	1,100	45,837
UCBH Holdings, Inc.	5,000	136,550
Union Planters Corp.	9,687	431,072
UnionBanCal Corp.	11,000	408,100
United Bankshares, Inc.	2,100	58,590
United Community Financial Corp.	7,100	52,682
United National Bancorp, New Jersey	100	2,325
USABancShares, Inc. (a)	3,800	2,660
Valley National Bancorp	5,310	151,654
Virginia Commonwealth Financial Corp.	500	15,875
W Holding Co., Inc.	1,400	21,154
Wachovia Corp.	17,587	1,224,935
Washington Federal, Inc.	14,003	347,554
Washington Mutual, Inc.	72,030	2,696,803
Webster Financial Corp.	8,568	278,631
Wells Fargo & Co.	145,110	6,676,511
WesBanco, Inc.	700	17,010
West Coast Bancorp, Oregon	242	3,378
Westamerica Bancorp.	3,600	140,688
Westcorp, Inc.	700	13,664
Whitney Holding Corp.	1,100	50,369
Wilmington Trust Corp.	1,900	115,843
Zions Bancorp	10,168	582,220
		69,106,386
Diversified Financials - 6.6%
A.B. Watley Group, Inc. (a)	1,100	3,982
A.G. Edwards, Inc.	5,900	240,720
Aames Financial Corp. (a)	700	770
ACMAT Corp. Class A (a)	8,000	73,200
Actrade Financial Technologies Ltd. (a)	2,900	66,439
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Advanta Corp. Class A	2,600	$ 35,412
Affiliated Managers Group, Inc. (a)	1,700	120,530
Affinity Technology Group, Inc. (a)	10,600	583
Alliance Capital Management Holding LP	9,100	476,476
Alliance Data Systems Corp.	5,300	80,825
Allied Capital Corp.	10,800	254,880
AMBAC Financial Group, Inc.	8,500	503,200
American Capital Strategies Ltd.	2,700	76,194
American Express Co.	105,600	3,845,952
American Home Mortgage Holdings, Inc.	200	2,980
American National Financial, Inc.	7,700	65,450
AmeriCredit Corp. (a)	6,400	295,424
Ameritrade Holding Corp. Class A (a)	11,000	65,560
AMRESCO, Inc. (a)	2,480	74
Amwest Insurance Group, Inc. (a)	12,400	11,284
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/99 (a)	4,700	1,457
Bear Stearns Companies, Inc.	7,414	386,937
BlackRock, Inc. Class A (a)	800	30,440
Capital One Financial Corp.	16,500	917,565
Cash America International, Inc.	800	6,760
Charles Schwab Corp.	110,802	1,380,593
Charter Municipal Mortgage Acceptance Co.	1,800	28,224
Citigroup, Inc.	399,820	18,291,765
Coast Federal Litigation Contingent Payment Trust rights 12/31/00 (a)	200	140
CompuCredit Corp. (a)	4,700	47,141
Consumer Portfolio Services, Inc. (a)	2,400	3,242
Countrywide Credit Industries, Inc.	9,500	394,250
Credit Acceptance Corp. (a)	2,300	21,735
Doral Financial Corp.	3,900	128,544
DVI, Inc. (a)	500	8,610
E*TRADE Group, Inc. (a)	20,815	133,216
E-Loan, Inc. (a)	3,900	2,847
Eaton Vance Corp. (non-vtg.)	5,200	172,120
Equitex, Inc.	3,100	15,748
eSpeed, Inc. Class A (a)	2,500	22,575
Fannie Mae	82,100	6,256,841
Farmer Mac Class A (multi-vtg.) (a)	500	13,775
Federated Investors, Inc. Class B (non-vtg.)	11,249	320,034
Financial Federal Corp. (a)	900	24,795
Finova Group, Inc.	3,400	13,464
First Albany Companies, Inc.	1,323	10,716
Franklin Resources, Inc.	24,100	988,823
Freddie Mac	55,700	3,502,416
Friedman, Billings, Ramsey Group, Inc. Class A (a)	2,500	16,500

	Shares	Value (Note 1)
Gabelli Asset Management, Inc. Class A (a)	600	$ 25,440
Global Capital Partners, Inc. (a)	350	245
Goldman Sachs Group, Inc.	9,400	752,940
Hamilton Bancorp, Inc. (a)	3,000	10,350
Harbourton Financial Corp. (a)	700	525
Harris & Harris Group, Inc.	6,500	16,572
Heller Financial, Inc. Class A	3,464	184,493
Hoenig Group, Inc. (a)	1,200	12,480
Household International, Inc.	36,919	2,181,913
IMC Mortgage Co. (a)	400	1
Imperial Credit Industries, Inc. (a)	1,200	996
Instinet Group, Inc.	10,000	118,100
J.P. Morgan Chase & Co.	156,700	6,173,980
JB Oxford Holdings, Inc. (a)	13,100	15,163
Jefferies Group, Inc.	1,900	63,270
John Nuveen Co. Class A	2,300	150,443
Knight Trading Group, Inc. (a)	8,800	91,520
LaBranche & Co., Inc. (a)	3,600	94,536
Legg Mason, Inc.	1,600	71,536
Lehman Brothers Holdings, Inc.	17,500	1,148,875
Liberty Financial Companies, Inc.	3,400	111,180
MBNA Corp.	68,000	2,363,680
Medallion Financial Corp.	100	1,021
Merrill Lynch & Co., Inc.	64,400	3,323,040
Metris Companies, Inc.	4,635	126,072
Meyerson & Co., Inc. (a)	1,900	2,223
MFN Financial Corp.:
warrants 3/23/02 (a)	10	0
warrants 3/23/03 (a)	10	0
warrants 3/23/04 (a)	10	1
MicroFinancial, Inc.	100	1,342
Moody's Corp.	10,800	371,412
Morgan Stanley Dean Witter & Co.	90,700	4,838,845
NCO Portfolio Management, Inc. (a)	930	7,161
Neuberger Berman, Inc.	5,250	229,530
New Century Financial Corp. (a)	3,100	32,085
NextCard, Inc. (a)	3,100	27,683
Olympic Cascade Financial Corp. (a)	1,200	2,580
Paulson Capital Corp. (a)	1,300	7,670
Phoenix Companies, Inc.	8,400	143,220
Point West Capital Corp. (a)	2,800	280
Providian Financial Corp.	22,600	882,756
Raymond James Financial, Inc.	3,450	97,704
SEI Investments Co.	11,100	455,544
Siebert Financial Corp. (a)	2,700	12,015
Soundview Technology Group, Inc. New (a)	5,500	10,120
Southwest Securities Group, Inc.	2,406	51,079
State Street Corp.	24,700	1,199,432
Stifel Financial Corp.	1,000	12,130
Stilwell Financial, Inc.	15,800	451,880
Stockwalk Group, Inc. (a)	767	1,350
Student Loan Corp.	3,800	287,280
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
T. Rowe Price Group, Inc.	13,800	$ 515,982
TD Waterhouse Group, Inc. (a)	12,700	103,251
TechSys, Inc. (a)	800	928
THCG, Inc.	1,400	77
Tucker Anthony Sutro Corp.	1,900	45,106
USA Education, Inc.	12,950	1,025,770
Waddell & Reed Financial, Inc. Class A	5,968	187,276
Waterside Capital Corp. (a)	1,100	3,278
WFS Financial, Inc. (a)	2,800	66,808
Winfield Capital Corp. (a)	1,500	2,219
World Acceptance Corp. (a)	300	2,700
Ziegler Companies, Inc.	500	7,900
		67,486,196
Insurance - 5.0%
21st Century Holding Co.	1,300	2,067
21st Century Insurance Group	9,800	187,278
Acceptance Insurance Co., Inc. (a)	13,100	77,945
AFLAC, Inc.	46,200	1,271,424
Alfa Corp.	5,500	127,380
Allcity Insurance Co. (a)	9,500	15,200
Alleghany Corp.	610	131,943
Allmerica Financial Corp.	4,200	223,734
Allstate Corp.	58,249	1,976,389
American Financial Group, Inc.	5,400	126,468
American International Group, Inc.	210,295	16,445,069
American National Insurance Co.	2,100	165,711
American Physicians Capital, Inc.	1,000	22,430
AmerUs Group Co.	3,467	107,408
Aon Corp.	20,850	774,578
Arch Capital Group Ltd. (a)	5,100	90,270
Argonaut Group, Inc.	1,700	29,903
Arthur J. Gallagher & Co.	6,100	161,711
Atlantic American Corp. (a)	100	145
Baldwin & Lyons, Inc. Class B	3,200	70,880
Berkshire Hathaway, Inc. Class A (a)	120	8,328,000
Brown & Brown, Inc.	2,100	92,883
Capitol Transamerica Corp.	4,400	71,632
Ceres Group, Inc. (a)	1,100	4,125
Cincinnati Financial Corp.	12,900	516,000
Citizens Financial Corp. (a)	200	1,780
Citizens, Inc. Class A	1,926	19,067
Clark/Bardes, Inc. (a)	600	14,754
CNA Financial Corp. (a)	14,800	410,996
CNA Financial Corp. rights 9/14/01 (a)	3,256	9,052
CNA Surety Corp.	7,400	103,970
Commerce Group, Inc.	2,700	100,980
Conseco, Inc. (a)	25,840	237,211
Cotton States Life Insurance Co.	500	4,650
Crawford & Co. Class B	3,100	40,455
Danielson Holding Corp. (a)	1,300	5,330
Delphi Financial Group, Inc. Class A	1,460	52,443

	Shares	Value (Note 1)
Donegal Group, Inc. Class B	3,466	$ 39,859
EMC Insurance Group	3,300	43,989
Erie Indemnity Co. Class A	4,800	173,472
FBL Financial Group, Inc. Class A	1,870	35,343
Fidelity National Financial, Inc.	6,906	167,401
Financial Industries Corp.	1,270	20,003
First American Corp., California	5,200	95,160
FPIC Insurance Group, Inc. (a)	2,900	40,252
Fremont General Corp.	5,700	33,402
Frontier Insurance Group, Inc. (a)	13,130	263
Gainsco, Inc.	1,500	2,100
Great American Financial Resources, Inc.	3,000	57,600
Harleysville Group, Inc.	2,300	55,775
Hartford Financial Services Group, Inc.	19,100	1,237,680
HCC Insurance Holdings, Inc.	4,700	118,534
Highlands Insurance Group, Inc. (a)	11,800	42,126
Hilb, Rogal & Hamilton Co.	800	34,160
Horace Mann Educators Corp.	3,200	64,640
Independence Holding Co.	1,360	19,856
Investors Title Co.	4,800	83,040
Jefferson-Pilot Corp.	12,250	569,870
John Hancock Financial Services, Inc.	23,600	942,820
Kansas City Life Insurance Co.	900	34,866
LandAmerica Financial Group, Inc.	1,400	44,072
Leucadia National Corp.	4,400	143,924
Lincoln National Corp.	14,600	727,956
Loews Corp.	15,900	776,238
Markel Corp. (a)	700	129,444
Marsh & McLennan Companies, Inc.	21,950	2,039,155
MBIA, Inc.	11,939	644,825
Meadowbrook Insurance Group, Inc.	600	1,950
MEEMIC Holdings, Inc. (a)	3,500	91,140
Mercury General Corp.	4,300	168,990
MetLife, Inc.	59,700	1,820,850
MGIC Investment Corp.	8,600	601,140
MIIX Group, Inc.	1,100	12,210
National Security Group, Inc.	4,560	60,192
National Western Life Insurance Co. Class A (a)	200	23,002
Nationwide Financial Services, Inc. Class A	1,700	76,670
Navigators Group, Inc. (a)	3,600	68,760
Nymagic, Inc.	3,600	72,000
Odyssey Re Holdings Corp.	26,000	435,500
Ohio Casualty Corp.	4,800	66,288
Old Republic International Corp.	9,550	256,418
Penn Treaty American Corp. (a)	600	2,100
Penn-America Group, Inc.	10,000	100,000
Philadelphia Consolidated Holding Corp. (a)	1,100	32,780
PICO Holdings, Inc. (a)	6,200	89,528
PMA Capital Corp. Class A	5,400	97,200
Preserver Group, Inc. (a)	9,400	62,980
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Presidential Life Corp.	2,200	$ 42,592
ProAssurance Corp. (a)	5,915	106,943
Progressive Corp.	5,900	762,693
Protective Life Corp.	4,786	142,766
Radian Group, Inc.	7,420	297,616
Reinsurance Group of America, Inc.	3,500	129,150
Reliance Group Holdings, Inc. (a)	7,000	63
RLI Corp.	2,100	93,828
RTW, Inc. (a)	2,900	4,031
SAFECO Corp.	10,300	309,824
SCPIE Holding, Inc.	3,800	79,914
Selective Insurance Group, Inc.	2,000	50,240
StanCorp Financial Group, Inc.	2,200	101,200
State Auto Financial Corp.	6,800	103,836
Stewart Information Services Corp. (a)	1,100	19,250
The Chubb Corp.	14,164	956,070
The Midland Co.	3,000	121,680
The MONY Group, Inc.	4,082	142,870
The PMI Group, Inc.	3,550	231,460
The St. Paul Companies, Inc.	17,206	723,168
Torchmark Corp.	9,500	401,280
Transatlantic Holdings, Inc.	4,150	304,403
Triad Guaranty, Inc. (a)	1,100	39,523
UICI (a)	3,000	45,000
Unico American Corp.	9,300	58,125
United Fire & Casualty Co.	2,900	82,563
United Trust Group, Inc. (a)	300	1,830
Unitrin, Inc.	5,400	198,720
Universal American Financial Corp. (a)	100	570
UnumProvident Corp.	18,493	518,174
Vesta Insurance Group Corp.	2,600	30,342
W.R. Berkley Corp.	2,300	87,630
Wesco Financial Corp.	700	232,400
White Mountains Insurance Group Ltd.	500	169,000
Zenith National Insurance Corp.	3,300	99,000
		51,266,538
Real Estate - 1.3%
Alexander's, Inc. (a)	100	6,421
Alexandria Real Estate Equities, Inc.	700	27,993
AMB Property Corp. (SBI)	5,900	151,217
America First Mortgage Investments, Inc.	100	779
American Real Estate Partners LP (a)	2,300	22,080
AMLI Residential Properties Trust (SBI)	600	14,406
Annaly Mortgage Management, Inc.	2,800	36,540
Anthracite Capital, Inc.	1,800	19,764
Apartment Investment & Management Co. Class A	8,931	428,688
Archstone Communities Trust (SBI)	18,700	504,900
Arden Realty, Inc.	4,300	114,380
AvalonBay Communities, Inc.	5,900	297,891
Avatar Holdings, Inc. (a)	300	7,556

	Shares	Value (Note 1)
Bedford Property Investors, Inc.	400	$ 8,420
Bluegreen Corp. (a)	900	1,890
Boston Properties, Inc.	10,400	409,760
Boykin Lodging Co.	500	5,750
Brandywine Realty Trust (SBI)	1,900	42,655
BRE Properties, Inc. Class A	3,000	94,350
Cabot Industrial Trust (SBI)	2,200	46,024
Cadiz, Inc. (a)	1,900	16,834
California Coastal Communities, Inc. (a)	6,300	28,665
Camden Property Trust (SBI)	2,675	101,249
Capital Automotive (SBI)	500	8,895
Capstead Mortgage Corp.	700	16,877
CarrAmerica Realty Corp.	4,300	138,374
Catellus Development Corp. (a)	6,800	125,120
CBL & Associates Properties, Inc.	1,300	40,716
CenterPoint Properties Trust (SBI)	1,300	63,375
Charles E. Smith Residential Realty, Inc.	1,600	84,848
Chateau Communities, Inc.	1,500	44,250
Chelsea Property Group, Inc.	900	44,640
Colonial Properties Trust (SBI)	1,000	29,970
Commercial Net Lease Realty, Inc.	800	10,400
Consolidated-Tomoka Land Co.	3,800	96,520
Cornerstone Realty Income Trust, Inc.	1,700	18,377
Corrections Corp. of America (a)	7,616	110,813
Cousins Properties, Inc.	3,050	76,708
Crescent Real Estate Equities Co.	10,300	242,565
Developers Diversified Realty Corp.	3,200	59,840
Duke Realty Corp.	10,200	257,754
Eastgroup Properties, Inc.	400	8,840
Entertainment Properties Trust (SBI)	100	1,705
Equity Inns, Inc.	1,400	12,782
Equity Office Properties Trust	43,316	1,390,010
Equity Residential Properties Trust (SBI)	15,630	920,763
Essex Property Trust, Inc.	1,100	57,310
Federal Realty Investment Trust (SBI)	2,200	50,050
FelCor Lodging Trust, Inc.	7,268	152,846
First Industrial Realty Trust, Inc.	8,400	265,188
First Union Real Estate Equity & Mortgage Investments (a)	1,440	3,600
Forest City Enterprises, Inc. Class A	1,800	94,590
FrontLine Capital Group (a)	2,700	702
Gables Residential Trust (SBI)	1,200	36,660
General Growth Properties, Inc.	3,700	140,563
Getty Realty Corp.	100	1,725
Glenborough Realty Trust, Inc.	8,800	182,600
Glimcher Realty Trust (SBI)	1,100	19,910
Great Lakes REIT, Inc.	200	3,442
Health Care Property Investors, Inc.	3,746	132,833
Health Care REIT, Inc.	1,700	42,092
Healthcare Realty Trust, Inc.	2,400	62,784
Highwoods Properties, Inc.	3,700	93,499
Home Properties of New York, Inc.	1,000	31,650
Hospitality Properties Trust (SBI)	5,000	142,600
Host Marriott Corp.	40,900	523,520
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
HRPT Properties Trust	21,300	$ 185,949
Innkeepers USA Trust (SBI)	900	10,305
Insignia Financial Group, Inc. (a)	833	9,246
IRT Property Co.	500	5,260
iStar Financial, Inc.	6,132	165,135
JDN Realty Corp.	750	8,663
Jones Lang LaSalle, Inc. (a)	2,700	40,500
JP Realty, Inc.	300	6,810
Kilroy Realty Corp.	1,400	39,200
Kimco Realty Corp.	4,600	220,662
Koger Equity, Inc.	900	15,525
La Quinta Properties, Inc. unit (a)	17,796	91,649
LaSalle Hotel Properties (SBI)	100	1,720
Lexington Corporate Properties Trust	100	1,410
Liberty Property Trust (SBI)	4,900	149,450
LNR Property Corp.	1,200	39,588
Mack-Cali Realty Corp.	3,900	112,710
Manufactured Home Communities, Inc.	900	26,325
MeriStar Hospitality Corp.	2,500	51,500
Merry Land Properties, Inc. (a)	50	377
Mid-America Apartment Communities, Inc.	600	15,480
Mills Corp.	1,000	23,600
National Golf Properties, Inc.	200	3,684
National Health Investors, Inc.	300	4,065
Nationwide Health Properties, Inc.	2,500	46,275
New Plan Excel Realty Trust	7,300	128,845
Newhall Land & Farming Co.	1,600	46,320
Pacific Gulf Properties, Inc.	800	1,420
Pan Pacific Retail Properties, Inc.	1,700	44,608
Parkway Properties, Inc.	100	3,202
Pennsylvania Real Estate Investment Trust (SBI)	300	6,582
Pinnacle Holdings, Inc. (a)	20,500	13,530
Post Properties, Inc.	2,500	95,375
Prentiss Properties Trust (SBI)	2,100	59,493
ProLogis Trust	18,100	398,019
PS Business Parks, Inc.	1,100	31,097
Public Storage, Inc.	8,400	278,544
Realty Income Corp.	1,600	45,920
Reckson Associates Realty Corp.	2,700	61,830
Redwood Trust, Inc.	400	9,296
Regency Centers Corp.	3,700	94,276
RFS Hotel Investors, Inc.	500	6,750
Security Capital Group, Inc. Class B (a)	7,400	153,550
Senior Housing Properties Trust (SBI)	820	11,308
Shurgard Storage Centers, Inc. Class A	1,700	51,442
Simon Property Group, Inc.	16,900	495,170
SL Green Realty Corp.	1,600	46,880
Sovran Self Storage, Inc.	100	2,680
Storage USA, Inc.	1,600	60,320

	Shares	Value (Note 1)
Summit Properties, Inc.	1,300	$ 34,073
Sun Communities, Inc.	800	28,080
Talk Visual Corp. (a)	11,700	398
Taubman Centers, Inc.	2,300	30,935
The Macerich Co.	1,800	44,550
The Rouse Co.	4,700	134,420
The St. Joe Co.	5,200	141,700
Thornburg Mortgage, Inc.	1,100	17,248
Town & Country Trust	300	5,802
Trammell Crow Co. (a)	2,900	28,420
Trendwest Resorts, Inc. (a)	1,050	26,933
United Dominion Realty Trust, Inc.	6,400	92,800
Ventas, Inc.	3,700	43,401
Vornado Operating Co. (a)	60	99
Vornado Realty Trust	9,300	373,023
W.P. Carey & Co. LLC	1,200	26,460
Washington Real Estate Investment Trust (SBI)	2,100	51,156
Weingarten Realty Investors (SBI)	2,100	98,511
		12,830,072
TOTAL FINANCIALS		200,689,192
HEALTH CARE - 14.1%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)	1,900	2,185
Abgenix, Inc. (a)	6,000	179,820
Acacia Research Corp. (a)	1,400	16,324
Aclara Biosciences, Inc. (a)	3,200	19,808
Advanced Tissue Sciences, Inc. Class A (a)	1,500	7,575
Affymetrix, Inc. (a)	4,600	99,820
Albany Molecular Research, Inc. (a)	3,600	93,672
Alexion Pharmaceuticals, Inc. (a)	2,900	54,665
Alkermes, Inc. (a)	3,700	94,720
Alliance Pharmaceutical Corp. (a)	1,500	1,800
American Biogenetic Sciences Class A (a)	7,400	3,996
Amgen, Inc. (a)	82,400	5,298,320
Amylin Pharmaceuticals, Inc. (a)	2,300	16,606
Applera Corp. - Celera Genomics Group (a)	3,918	104,023
Applied Molecular Evolution, Inc. (a)	4,100	40,877
Arena Pharmaceuticals, Inc. (a)	1,000	14,200
ArQule, Inc. (a)	3,400	41,412
AutoImmune, Inc. (a)	11,500	35,075
Avant Immunotherapeutics, Inc. (a)	1,400	4,942
AVI BioPharma, Inc. (a)	2,700	21,222
Avigen, Inc. (a)	1,600	23,632
Aviron (a)	4,900	109,711
Bio-Technology General Corp. (a)	6,200	58,900
BioCryst Pharmaceuticals, Inc. (a)	1,700	7,395
Biogen, Inc. (a)	10,800	651,888
BioMarin Pharmaceutical, Inc. (a)	700	8,547
Biopure Corp. Class A (a)	900	20,124
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
BioShield Technologies, Inc. (a)	4,100	$ 759
BioSource International, Inc. (a)	3,600	22,500
BioSphere Medical, Inc. (a)	800	8,992
BioTime, Inc. (a)	400	2,064
Celgene Corp. (a)	4,900	136,269
Cell Genesys, Inc. (a)	5,600	106,680
Cell Therapeutics, Inc. (a)	2,000	60,640
Cephalon, Inc. (a)	3,806	225,391
Cepheid, Inc. (a)	2,600	4,602
Charles River Labs International, Inc. (a)	2,200	78,540
Chiron Corp. (a)	14,800	689,976
Ciphergen Biosystems, Inc.	1,800	7,524
COR Therapeutics, Inc. (a)	3,400	93,330
Corixa Corp. (a)	4,201	48,942
Corvas International, Inc. (a)	6,300	49,077
Cryo-Cell International, Inc. (a)	10,200	83,130
Cubist Pharmaceuticals, Inc. (a)	2,400	99,336
CuraGen Corp. (a)	2,800	57,092
CV Therapeutics, Inc. (a)	2,400	119,448
CYTOGEN Corp. (a)	3,700	13,135
Digene Corp. (a)	500	14,755
Diversa Corp. (a)	2,400	29,160
Enchira Biotechnology Corp. (a)	1,700	1,054
EntreMed, Inc. (a)	500	5,930
Enzo Biochem, Inc.	1,370	35,606
Enzon, Inc. (a)	3,300	210,672
Epimmune, Inc. (a)	3,100	10,540
Exelixis, Inc. (a)	2,600	43,628
Fusion Medical Technologies, Inc. (a)	1,100	6,930
Gene Logic, Inc. (a)	3,000	52,350
Genelabs Technologies, Inc. (a)	9,800	13,524
Genencor International, Inc. (a)	4,000	48,800
Genentech, Inc. (a)	12,800	587,520
Genome Therapeutics Corp. (a)	5,700	43,605
Genta, Inc. (a)	10,900	114,014
Genzyme Corp.:
Biosurgery Division (a)	1	7
General Division (a)	14,300	809,952
Genzyme Transgenics Corp. (a)	4,100	19,188
Geron Corp. (a)	2,100	33,621
Gilead Sciences, Inc. (a)	6,500	394,615
Hemispherx Biopharma, Inc. (a)	800	3,840
Human Genome Sciences, Inc. (a)	8,700	390,456
Hyseq, Inc. (a)	800	5,920
ICOS Corp. (a)	3,500	204,050
IDEC Pharmaceuticals Corp. (a)	10,700	634,189
IDEXX Laboratories, Inc. (a)	5,000	120,950
Ilex Oncology, Inc. (a)	2,500	74,875
Immtech International, Inc. (a)	1,200	12,120
Immune Response Corp. (a)	6,100	12,261
Immunex Corp. (a)	42,800	743,864

	Shares	Value (Note 1)
ImmunoGen, Inc. (a)	1,700	$ 23,086
Immunomedics, Inc. (a)	2,500	36,575
Incyte Genomics, Inc. (a)	7,200	127,296
Interneuron Pharmaceuticals, Inc. (a)	10,600	53,000
Invitrogen Corp. (a)	4,166	283,413
Kos Pharmaceuticals, Inc. (a)	900	31,068
Kosan Biosciences, Inc.	100	791
Large Scale Biology Corp.	500	1,870
Lexicon Genetics, Inc. (a)	2,800	25,620
LifeCell Corp. (a)	5,000	10,750
Luminex Corp. (a)	1,600	30,960
Lynx Therapeutics, Inc. (a)	700	4,137
Matrix Pharmaceutical, Inc. (a)	4,400	33,836
Maxim Pharmaceuticals, Inc. (a)	1,500	8,550
Maxygen, Inc. (a)	1,700	25,483
Medarex, Inc. (a)	4,700	89,394
Medimmune, Inc. (a)	16,200	650,430
Millennium Pharmaceuticals, Inc. (a)	15,100	415,250
Myriad Genetics, Inc. (a)	2,400	104,640
Nanogen, Inc. (a)	1,100	6,710
Neogen Corp. (a)	1,300	17,277
Neopharm, Inc. (a)	200	3,588
NeoRX Corp. (a)	5,400	15,984
Neose Technologies, Inc. (a)	400	17,060
Neurocrine Biosciences, Inc. (a)	2,500	98,325
Neurogen Corp. (a)	500	9,490
Nexell Therapeutics, Inc. (a)	4,700	7,003
ONYX Pharmaceuticals, Inc. (a)	3,800	24,244
OraSure Technologies, Inc. (a)	500	6,505
Orchid BioSciences, Inc. (a)	2,300	9,200
Organogenesis, Inc. (a)	950	7,220
OSI Pharmaceuticals, Inc. (a)	3,100	131,440
Paradigm Genetics, Inc. (a)	4,800	30,864
Peregrine Pharmaceuticals, Inc. (a)	5,400	8,262
Pharmacopeia, Inc. (a)	2,800	48,580
Pharmacyclics, Inc. (a)	1,600	32,176
Progenics Pharmaceuticals, Inc. (a)	3,300	59,202
Protein Design Labs, Inc. (a)	3,500	205,765
Regeneron Pharmaceuticals, Inc. (a)	2,200	66,264
Repligen Corp. (a)	8,000	18,000
Ribozyme Pharmaceuticals, Inc. (a)	3,500	26,880
Sangamo Biosciences, Inc. (a)	1,000	10,000
Sangstat Medical Corp. (a)	900	13,815
SciClone Pharmaceuticals, Inc. (a)	7,300	28,470
Sepracor, Inc. (a)	7,800	333,060
Sequenom, Inc. (a)	3,040	25,992
Serologicals Corp. (a)	5,350	101,916
StemCells, Inc. (a)	12,100	37,510
Tanox, Inc. (a)	2,500	41,375
Targeted Genetics Corp. (a)	2,100	6,510
Techne Corp. (a)	5,000	158,450
Texas Biotechnology Corp. (a)	1,300	9,750
Third Wave Technologies, Inc.	100	701
Titan Pharmaceuticals, Inc. (a)	1,300	12,675
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Transkaryotic Therapies, Inc. (a)	5,400	$ 164,970
Trimeris, Inc. (a)	1,200	57,360
Tularik, Inc. (a)	2,800	64,680
United Therapeutics Corp. (a)	2,000	27,000
Vertex Pharmaceuticals, Inc. (a)	6,618	244,138
Vical, Inc. (a)	1,900	22,040
Vion Pharmaceuticals, Inc. (a)	4,500	22,500
Viragen, Inc. (a)	14,100	20,445
ViroLogic, Inc. (a)	1,600	3,488
ViroPharma, Inc. (a)	1,200	37,260
XOMA Ltd. (a)	11,000	126,060
		17,993,035
Health Care Equipment & Supplies - 1.7%
1-800 CONTACTS, Inc. (a)	700	9,037
Abiomed, Inc. (a)	3,900	73,125
Aerogen, Inc.	9,600	46,272
ALARIS Medical, Inc. (a)	2,200	3,696
Apogent Technologies, Inc.	7,300	175,492
Applera Corp. - Applied Biosystems Group	15,576	389,556
Arrow International, Inc.	600	22,086
Arthrocare Corp. (a)	3,200	95,680
Atrion Corp. (a)	300	6,822
Bacou USA, Inc. (a)	800	22,784
Bausch & Lomb, Inc.	3,200	116,384
Baxter International, Inc.	44,500	2,296,200
Beckman Coulter, Inc.	8,800	402,336
Becton, Dickinson & Co.	23,600	847,948
Bio-Rad Laboratories, Inc. Class A (a)	100	5,575
Bio-Vascular, Inc. (a)	1,000	6,600
Biomet, Inc.	21,575	596,117
Biosite, Inc. (a)	2,300	60,881
Boston Biomedica, Inc. (a)	3,700	11,174
Boston Scientific Corp. (a)	31,800	607,380
Bruker Daltonics, Inc.	3,400	56,100
C.R. Bard, Inc.	3,400	196,690
Caliper Technologies Corp. (a)	3,300	46,200
Candela Corp. (a)	3,650	20,002
Cardiogenesis Corp. (a)	300	315
Cerus Corp. (a)	800	43,056
Cholestech Corp. (a)	100	1,350
Chromavision Medical Systems, Inc. (a)	3,500	12,180
Closure Medical Corp. (a)	1,400	29,260
Coherent, Inc. (a)	1,900	67,260
Colorado Medtech, Inc. (a)	3,200	9,952
CONMED Corp. (a)	5,400	164,430
Cooper Companies, Inc.	200	10,202
Curon Medical, Inc.	12,600	30,114
Cyberonics, Inc. (a)	5,600	98,000
Cygnus, Inc. (a)	12,300	104,550
Cytyc Corp. (a)	6,700	162,341

	Shares	Value (Note 1)
Datascope Corp.	2,100	$ 88,221
DENTSPLY International, Inc.	7,900	352,498
Diagnostic Products Corp.	900	35,325
Diasys Corp. (a)	2,600	1,352
Edwards Lifesciences Corp. (a)	4,060	106,737
Genomic Solutions, Inc. (a)	4,500	9,765
Gliatech, Inc. (a)	3,900	15,210
Guidant Corp. (a)	22,100	798,252
Gum Tech International, Inc. (a)	3,500	27,020
Haemonetics Corp. (a)	800	28,688
Hillenbrand Industries, Inc.	3,900	211,770
Hologic, Inc. (a)	5,700	35,226
I-Stat Corp. (a)	100	700
IGEN International, Inc. (a)	4,200	117,474
Illumina, Inc. (a)	2,200	19,338
Imatron, Inc. (a)	15,300	27,999
Implant Sciences Corp. (a)	200	1,710
INAMED Corp. (a)	2,300	50,922
Inhale Therapeutic Systems, Inc. (a)	5,700	82,821
Integra Lifesciences Holdings Corp. (a)	5,100	137,751
Interpore International, Inc. (a)	5,600	39,760
Invacare Corp.	2,800	111,860
Inverness Medical Technology, Inc. (a)	800	30,080
IVAX Diagnostics, Inc. (a)	3,600	15,300
KeraVision, Inc. (a)	5,400	108
Kewaunee Scientific Corp.	1,800	17,514
Laser Vision Centers, Inc. (a)	4,700	16,638
LaserSight, Inc. (a)	1,700	2,295
Medical Action Industries, Inc. (a)	2,800	39,452
Medtronic, Inc.	100,926	4,596,170
Mentor Corp.	5,400	162,000
Merit Medical Systems, Inc. (a)	5,200	82,056
Mesa Laboratories, Inc. (a)	3,600	16,524
Micro Therapeutics, Inc. (a)	5,700	31,920
Molecular Devices Corp. (a)	4,500	102,105
Neoprobe Corp. (a)	100	44
North American Scientific, Inc. (a)	3,400	48,654
Noven Pharmaceuticals, Inc. (a)	3,900	86,463
Novoste Corp. (a)	2,500	45,625
Ocular Sciences, Inc. (a)	5,800	123,250
ORATEC Interventions, Inc. (a)	1,200	10,860
Osteotech, Inc. (a)	3,150	13,388
Physiometrix, Inc. (a)	2,800	5,432
PLC Systems, Inc. (a)	400	224
Precision Optics Corp., Inc. (a)	3,900	2,769
Resmed, Inc. (a)	2,200	120,890
Respironics, Inc. (a)	900	30,159
Sabratek Corp. (a)	1,500	2
Sola International, Inc. (a)	700	11,200
Sonic Innovations, Inc. (a)	3,300	14,850
SonoSight, Inc. (a)	333	8,765
Spacelabs Medical, Inc. (a)	500	6,925
St. Jude Medical, Inc. (a)	5,372	369,594
Steris Corp. (a)	3,200	69,248
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	17,300	$ 948,559
Sunrise Technologies, Inc. (a)	4,300	3,999
SurModics, Inc. (a)	1,900	88,540
Sybron Dental Specialties, Inc. (a)	2,433	51,288
TCPI, Inc. (a)	12,600	113
Theragenics Corp. (a)	1,300	12,987
Thoratec Corp. (a)	3,900	78,078
Transgenomic, Inc. (a)	1,800	17,928
TriPath Imaging, Inc. (a)	4,200	21,000
Urologix, Inc. (a)	1,000	14,850
Uromed Corp. (a)	4,820	6,025
Varian Medical Systems, Inc. (a)	1,700	112,200
Vasomedical, Inc. (a)	14,900	52,895
Ventana Medical Systems, Inc. (a)	700	16,954
VISX, Inc. (a)	2,800	48,944
Zimmer Holdings, Inc. (a)	20,110	546,992
Zoll Medical Corp. (a)	2,700	92,772
		17,342,174
Health Care Providers & Services - 2.0%
Accredo Health, Inc. (a)	1,050	38,693
AdvancePCS Class A (a)	3,000	224,880
Aetna, Inc. (a)	11,800	352,820
AHT Corp. (a)	1,000	4
Alliance Imaging, Inc.	3,800	54,720
Alterra Healthcare Corp. (a)	500	110
American Healthways, Inc. (a)	100	3,150
American HomePatient, Inc. (a)	1,300	2,074
AmeriPath, Inc. (a)	900	29,907
AmerisourceBergen Corp. (a)	6,817	439,287
AmSurg Corp. (a)	9	207
Andrx Group (a)	5,300	372,537
Apria Healthcare Group, Inc. (a)	2,900	78,764
ARV Assisted Living, Inc. (a)	100	211
Assisted Living Concepts, Inc. (a)	400	32
Beverly Enterprises, Inc. (a)	5,000	50,000
Boron LePore & Associates, Inc. (a)	600	8,856
Cardinal Health, Inc.	34,833	2,540,719
Caremark Rx, Inc. (a)	16,300	284,761
Carematrix Corp. (a)	156	19
Chronimed, Inc. (a)	4,300	19,780
CIGNA Corp.	11,700	1,053,000
Claimsnet.com, Inc. (a)	3,100	6,200
Community Health Systems, Inc. (a)	5,700	178,125
Corvel Corp. (a)	300	11,823
Covance, Inc. (a)	3,700	71,114
Coventry Health Care, Inc. (a)	3,700	86,395
Cryolife, Inc. (a)	600	21,462
Curative Health Services, Inc. (a)	1,000	9,240
Cyber-Care, Inc. (a)	10,100	16,665
DaVita, Inc. (a)	4,867	100,504
Express Scripts, Inc. (a)	6,300	337,176

	Shares	Value (Note 1)
First Health Group Corp. (a)	12,800	$ 358,400
First Horizon Pharmaceutical Corp. (a)	3,500	126,315
Fonar Corp. (a)	200	360
Genesis Health Ventures, Inc. (a)	1,700	99
Gentiva Health Services, Inc. (a)	2,000	39,100
HCA - The Healthcare Co.	47,900	2,190,946
Health Management Associates, Inc. Class A (a)	17,750	354,113
Health Net, Inc. (a)	7,800	147,186
Healthcare Recoveries, Inc. (a)	400	1,908
HealthExtras, Inc. (a)	1,400	8,540
HealthSouth Corp. (a)	29,019	524,664
Henry Schein, Inc. (a)	2,000	72,640
Hooper Holmes, Inc.	2,100	12,600
Humana, Inc. (a)	10,500	126,000
IMPATH, Inc. (a)	3,500	150,500
Integrated Health Services, Inc. (a)	2,200	121
Laboratory Corp. of America Holdings (a)	5,100	397,290
LCA-Vision, Inc. (a)	6,400	12,990
Lifeline Systems, Inc. (a)	1,700	32,878
LifePoint Hospitals, Inc. (a)	4,463	190,972
Lincare Holdings, Inc. (a)	9,000	255,690
Manor Care, Inc. (a)	7,000	196,910
Maximus, Inc. (a)	700	30,023
McKesson HBOC, Inc.	21,157	830,412
Medical Resources, Inc. (a)	66	0
Mid Atlantic Medical Services, Inc. (a)	2,200	46,200
MIM Corp. (a)	6,300	74,970
NCS HealthCare, Inc. Class A (a)	1,000	230
Omnicare, Inc.	7,100	169,832
Option Care, Inc. (a)	6,400	96,640
Orthodontic Centers of America, Inc. (a)	4,300	118,895
Owens & Minor, Inc.	200	4,060
Oxford Health Plans, Inc. (a)	6,600	197,868
PacifiCare Health Systems, Inc. (a)	8,200	120,540
PAREXEL International Corp. (a)	1,800	25,650
Patterson Dental Co. (a)	5,500	188,595
Pediatrix Medical Group (a)	1,300	48,555
Pharmaceutical Product Development, Inc. (a)	7,000	211,120
Phycor, Inc. (a)	1,800	90
Planvista Corp. (a)	500	3,625
Priority Healthcare Corp. Class B (a)	3,794	95,799
Professional Detailing, Inc. (a)	1,100	33,022
Province Healthcare Co. (a)	3,600	132,120
PSS World Medical, Inc. (a)	12,500	87,875
Quest Diagnostics, Inc. (a)	6,900	432,285
Quintiles Transnational Corp. (a)	10,966	192,015
RehabCare Group, Inc. (a)	1,500	60,795
Renal Care Group, Inc. (a)	8,250	270,270
Res-Care, Inc. (a)	2,400	21,840
Rightchoice Managed Care, Inc. (a)	1,400	64,666
Rural/Metro Corp. (a)	500	340
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Select Medical Corp.	1,700	$ 29,920
Service Corp. International (SCI) (a)	17,552	121,635
Specialty Laboratories, Inc.	5,700	180,120
SRI/Surgical Express, Inc. (a)	900	35,145
Stewart Enterprises, Inc. Class A (a)	22,100	166,192
Sunrise Assisted Living, Inc. (a)	4,400	111,760
Syncor International Corp. (a)	4,900	179,046
Tenet Healthcare Corp. (a)	25,300	1,402,126
Triad Hospitals, Inc. (a)	5,748	207,790
Trigon Healthcare, Inc. (a)	2,600	168,350
U.S. Oncology, Inc. (a)	2,782	23,591
U.S. Physical Therapy, Inc. (a)	6,000	99,000
Unilab Corp.	2,500	65,375
United Surgical Partners International, Inc.	200	4,970
UnitedHealth Group, Inc.	24,800	1,687,888
Universal Health Services, Inc. Class B (a)	5,200	245,960
Ventiv Health, Inc. (a)	4,733	49,460
Vision Twenty-One, Inc. (a)	3,600	54
Wellpoint Health Networks, Inc. (a)	4,700	500,456
		20,430,627
Pharmaceuticals - 8.6%
3 Dimensional Pharmaceuticals, Inc.	100	890
aaiPharma, Inc. (a)	1,800	34,470
Abbott Laboratories	129,385	6,430,435
Adolor Corp.	5,900	107,557
Alcide Corp. (a)	300	9,225
Allergan, Inc.	9,700	700,825
Alpharma, Inc. Class A	4,300	135,020
American Home Products Corp.	108,800	6,092,800
Antigenics, Inc. (a)	2,488	39,783
ARIAD Pharmaceuticals, Inc. (a)	6,400	23,872
AVANIR Pharmaceuticals Class A (a)	600	2,406
AXYS Pharmaceuticals, Inc. (a)	5,035	17,471
Barr Laboratories, Inc. (a)	2,400	200,976
Boston Life Sciences, Inc. (a)	5,400	11,610
Bradley Pharmaceuticals, Inc. (a)	7,000	61,460
Bristol-Myers Squibb Co.	157,100	8,819,594
Cell Pathways, Inc. (a)	3,100	17,546
CIMA Labs, Inc. (a)	700	37,471
Collagenex Pharmaceuticals, Inc. (a)	2,200	22,000
Columbia Laboratories, Inc. (a)	1,300	7,215
Cypress Bioscience, Inc. (a)	2,737	11,222
Cytoclonal Pharmaceuticals, Inc. (a)	3,400	11,900
Dendreon Corp. (a)	200	1,930
Discovery Laboratories, Inc. (a)	3,800	12,046
Discovery Partners International, Inc. (a)	100	533
Duramed Pharmaceuticals, Inc. (a)	2,000	42,000
Durect Corp.	1,500	10,290
Eli Lilly & Co.	93,300	7,242,879
Emisphere Technologies, Inc. (a)	600	16,950

	Shares	Value (Note 1)
Endo Pharmaceuticals Holdings, Inc. (a)	3,300	$ 37,521
Endo Pharmaceuticals Holdings, Inc. warrants 12/31/02 (a)	500	80
Esperion Therapeutics, Inc.	300	2,103
Forest Laboratories, Inc. (a)	14,000	1,022,140
Genzyme Corp. - Molecular Oncology (a)	5,518	54,628
Guilford Pharmaceuticals, Inc. (a)	5,100	61,455
Hollis-Eden Pharmaceutcals, Inc. (a)	1,300	6,032
ICN Pharmaceuticals, Inc.	5,400	159,030
ImClone Systems, Inc. (a)	5,800	298,120
Impax Laboratories, Inc. (a)	1,100	17,655
InKine Pharmaceutical, Inc. (a)	5,100	14,739
Inspire Pharmaceuticals, Inc.	900	9,873
InterMune, Inc. (a)	3,300	130,317
International Isotopes, Inc. (a)	100	4
IntraBiotics Pharmaceuticals, Inc. (a)	1,000	1,580
Isis Pharmaceuticals Co. (a)	10,700	174,410
IVAX Corp. (a)	14,025	472,082
Johnson & Johnson	239,593	12,628,947
King Pharmaceuticals, Inc. (a)	16,661	720,588
KV Pharmaceutical Co. Class A (a)	1,300	40,105
Ligand Pharmaceuticals, Inc. Class B (a)	9,900	101,475
MacroChem Corp. (a)	13,400	84,420
Martek Biosciences (a)	500	9,800
Medicines Co.	1,300	14,950
Medicis Pharmaceutical Corp. Class A (a)	1,850	90,854
Merck & Co., Inc.	187,193	12,186,264
MGI Pharma, Inc. (a)	200	2,380
Mylan Laboratories, Inc.	8,700	287,013
NeoTherapeutics, Inc. (a)	4,800	17,856
NPS Pharmaceuticals, Inc. (a)	4,000	134,480
Pain Therapeutics, Inc. (a)	500	4,050
Penwest Pharmaceuticals Co. (a)	6,700	122,543
Pfizer, Inc.	512,325	19,627,171
Pharmaceutical Resources, Inc. (a)	800	28,000
Pharmacia Corp.	104,200	4,126,320
PharmaPrint, Inc. (a)	15,200	760
Pharmos Corp. (a)	12,500	33,750
PRAECIS Pharmaceuticals, Inc. (a)	2,700	28,107
Pure World, Inc. (a)	330	429
Schering-Plough Corp.	116,600	4,445,958
Scios, Inc. (a)	2,400	42,360
SICOR, Inc. (a)	6,200	146,320
Sonus Pharmaceuticals, Inc. (a)	200	854
SuperGen, Inc. (a)	2,600	30,524
Twinlab Corp. (a)	1,200	2,064
Variagenics, Inc. (a)	200	684
VaxGen, Inc. (a)	2,900	35,090
Vivus, Inc. (a)	12,100	48,400
Watson Pharmaceuticals, Inc. (a)	7,218	404,930
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Zila, Inc. (a)	4,200	$ 9,408
Zonagen, Inc. (a)	600	2,418
		88,043,417
TOTAL HEALTH CARE		143,809,253
INDUSTRIALS - 10.7%
Aerospace & Defense - 1.4%
AAR Corp.	850	14,501
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	132
Aerocentury Corp. (a)	800	4,640
Aeroflex, Inc. (a)	4,100	36,285
Alliant Techsystems, Inc. (a)	2,362	245,766
Applied Signal Technology, Inc.	1,900	9,785
Astronics Corp.	2,300	32,200
Aviall, Inc. (a)	2,800	28,560
Aviation Sales Co. (a)	2,900	3,161
BE Aerospace, Inc. (a)	5,200	90,480
Boeing Co.	68,700	3,517,440
DRS Technologies, Inc. (a)	2,100	53,235
EDO Corp.	200	3,840
Engineered Support Systems, Inc.	2,625	86,651
General Dynamics Corp.	15,400	1,215,984
Goodrich Corp.	6,762	216,722
Herley Industries, Inc. (a)	3,500	64,190
Hexcel Corp. (a)	1,700	14,127
Honeywell International, Inc.	63,275	2,357,627
Irvine Sensors Corp. (a)	8,600	2,322
Kellstrom Industries, Inc. (a)	800	344
L-3 Communications Holdings, Inc. (a)	2,100	140,910
Lockheed Martin Corp.	36,577	1,457,959
Mercury Computer Systems, Inc. (a)	2,600	70,720
Newport News Shipbuilding, Inc.	3,100	204,166
Northrop Grumman Corp.	8,649	709,218
Orbital Sciences Corp. (a)	1,700	6,511
Pacific Aerospace & Electronics, Inc. (a)	11,400	650
Precision Castparts Corp.	3,400	116,756
Raytheon Co.	30,100	791,329
Rockwell Collins, Inc.	13,000	264,160
United Technologies Corp.	36,871	2,521,976
Willis Lease Finance Corp. (a)	1,200	11,760
World Fuel Services Corp.	200	2,480
		14,296,587
Air Freight & Couriers - 0.3%
Airborne, Inc.	1,500	20,340
Atlas Air Worldwide Holdings, Inc. (a)	1,450	20,068
EGL, Inc. (a)	4,800	63,168
Expeditors International of Washington, Inc.	4,400	223,784
FedEx Corp. (a)	24,173	1,017,683

	Shares	Value (Note 1)
Forward Air Corp. (a)	5,700	$ 159,543
United Parcel Service, Inc. Class B	25,020	1,381,855
		2,886,441
Airlines - 0.3%
AirTran Holdings, Inc. (a)	1,900	12,407
Alaska Air Group, Inc. (a)	3,000	97,920
America West Holding Corp. Class B (a)	2,200	20,922
AMR Corp. (a)	8,700	278,313
Atlantic Coast Airlines Holdings, Inc. (a)	6,400	161,920
Continental Airlines, Inc. Class B (a)	4,200	183,204
Delta Air Lines, Inc.	8,300	320,380
Great Lakes Aviation Ltd. (a)	200	96
Mesa Air Group, Inc. (a)	10,900	160,448
Midway Airlines Corp. (a)	100	275
Midwest Express Holdings, Inc. (a)	400	7,372
Northwest Airlines Corp. (a)	10,300	217,124
SkyWest, Inc.	8,260	262,998
Southwest Airlines Co.	60,693	1,085,798
Transportation World Airlines, Inc. (a)	2,700	243
U.S. Airways Group, Inc. (a)	3,300	41,910
UAL Corp.	3,500	114,380
		2,965,710
Building Products - 0.2%
American Standard Companies, Inc. (a)	7,900	551,815
American Woodmark Corp.	100	4,820
Apogee Enterprises, Inc.	10,100	101,909
Armstrong Holdings, Inc.	6,800	22,576
Associated Materials, Inc.	600	13,950
ChinaB2BSourcing.com, Inc. (a)	500	2,475
Crane Co.	4,200	117,978
Dal-Tile International, Inc. (a)	2,800	48,440
Elcor Corp.	900	17,910
Griffon Corp.	5,280	57,816
Insituform Technologies, Inc. Class A (a)	3,300	95,403
Lamson & Sessions Co. (a)	2,300	14,030
Lennox International, Inc.	3,207	32,198
Masco Corp.	40,700	1,050,874
NCI Building Systems, Inc. (a)	800	12,320
Nortek, Inc. (a)	300	9,495
Owens Corning	2,200	3,080
Patrick Industries, Inc.	600	4,681
PW Eagle, Inc. (a)	700	3,220
Simpson Manufacturing Co. Ltd. (a)	700	41,895
Trex Co., Inc. (a)	1,400	29,666
U.S. Industries, Inc.	6,500	24,115
USG Corp.	10,000	50,500
Watsco, Inc.	1,050	14,847
York International Corp.	2,700	102,600
		2,428,613
Commercial Services & Supplies - 2.6%
Ablest, Inc. (a)	1,000	4,750
ABM Industries, Inc.	2,000	69,100
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Administaff, Inc. (a)	2,300	$ 77,740
AG Services of America, Inc. (a)	100	1,300
AHL Services, Inc. (a)	2,600	12,610
Allied Waste Industries, Inc. (a)	13,625	247,021
Angelica Corp.	400	4,400
Apollo Group, Inc. Class A (a)	9,425	371,062
Applied Graphics Technologies, Inc. (a)	344	533
Aquagenix, Inc. (a)	100	1
Arbitron, Inc. (a)	2,840	83,638
Argosy Education Group, Inc. Class A (a)	1,100	12,881
Audio Visual Services Corp. (a)	900	135
Automatic Data Processing, Inc.	53,500	2,769,160
Avery Dennison Corp.	8,300	426,703
Banta Corp.	1,200	35,988
Barrett Business Services, Inc. (a)	1,400	4,802
Bestway, Inc. (a)	200	988
Bowne & Co., Inc.	1,100	13,156
Bright Horizons Family Solutions, Inc. (a)	2,800	74,200
Butler International, Inc. (a)	1,300	3,575
Career Education Corp. (a)	1,800	103,968
Casella Waste Systems, Inc. Class A (a)	1,253	14,585
Cash Technologies, Inc. (a)	3,400	3,910
CDI Corp. (a)	1,700	29,920
Cendant Corp. (a)	67,610	1,289,323
Central Parking Corp.	3,100	63,240
Century Business Services, Inc. (a)	2,300	7,728
Ceridian Corp. (a)	9,200	178,940
Certegy, Inc. (a)	5,350	183,826
CheckFree Corp. (a)	4,800	105,168
Chemed Corp.	900	26,820
Childtime Learning Centers, Inc. (a)	900	7,290
Choice Hotels International, Inc. (a)	2,900	58,000
ChoicePoint, Inc. (a)	4,750	189,763
Cintas Corp.	13,611	633,728
Coinstar, Inc. (a)	1,600	37,600
Computer Learning Centers, Inc. (a)	420	0
Concord EFS, Inc. (a)	19,125	1,003,489
Consolidated Graphics, Inc. (a)	2,700	57,105
Convergys Corp. (a)	11,500	322,805
Corinthian Colleges, Inc. (a)	1,800	70,830
Cornell Companies, Inc. (a)	1,400	21,840
Corporate Executive Board Co. (a)	1,600	55,600
Correctional Services Corp. (a)	27	72
CoStar Group, Inc. (a)	2,189	54,747
CPI Corp.	2,000	37,980
CSG Systems International, Inc. (a)	4,000	183,600
Daisytek International Corp. (a)	5,600	77,616
Day Runner, Inc. (a)	60	6
Deluxe Corp.	4,900	160,818
DeVry, Inc. (a)	5,700	187,131

	Shares	Value (Note 1)
DiamondCluster International, Inc. Class A (a)	3,600	$ 38,880
DST Systems, Inc. (a)	8,720	417,252
DualStar Technologies Corp. (a)	5,400	1,620
Dun & Bradstreet Corp. (a)	6,100	203,496
Ecolab, Inc.	9,600	384,768
Edison Schools, Inc. Class A (a)	4,300	79,120
Education Management Corp. (a)	2,600	98,982
Educational Video Conferencing, Inc. (a)	2,100	3,297
eFunds Corp. (a)	7,071	122,187
Electro Rent Corp. (a)	2,200	33,440
Equifax, Inc.	9,900	257,697
EXE Technologies, Inc.	2,200	8,360
Exult, Inc. (a)	8,200	114,800
FactSet Research Systems, Inc.	1,700	43,095
First Consulting Group, Inc. (a)	7,400	68,450
First Data Corp.	30,400	2,001,840
Fiserv, Inc. (a)	10,300	557,951
FYI, Inc. (a)	4,200	161,700
G&K Services, Inc. Class A	5,200	145,340
Galileo International, Inc.	5,900	183,490
GenesisIntermedia, Inc. (a)	6,500	111,605
Global Payments, Inc.	1,280	45,504
GP Strategies Corp. (a)	1,600	6,720
Greg Manning Auctions, Inc. (a)	700	1,421
H&R Block, Inc.	20,000	778,200
Hall Kinion & Associates, Inc. (a)	3,400	20,502
Headwaters, Inc. (a)	10,600	104,834
Headway Corporate Resources (a)	300	195
Healthcare Services Group (a)	1,300	11,505
Heidrick & Struggles International, Inc. (a)	1,700	29,495
Herman Miller, Inc.	6,600	150,612
HON Industries, Inc.	5,300	128,419
Hunt Corp.	300	2,280
IMS Health, Inc.	21,100	561,682
infoUSA, Inc. (a)	600	3,540
INSpire Insurance Solutions, Inc. (a)	4,500	2,295
Insurance Auto Auctions, Inc. (a)	1,200	19,320
International Aircraft Investors (a)	1,100	5,830
Interpool, Inc.	2,400	41,760
Ionics, Inc. (a)	1,200	33,516
Iron Mountain, Inc. (a)	3,360	143,304
ITT Educational Services, Inc. (a)	2,900	96,686
John H. Harland Co.	1,200	27,900
Kelly Services, Inc. Class A (non-vtg.)	3,000	74,790
kforce, Inc. (a)	3,227	17,103
Korn/Ferry International (a)	3,300	42,999
Kroll, Inc. (a)	3,700	26,085
Labor Ready, Inc. (a)	2,800	12,880
Landauer, Inc.	1,700	51,850
Lason, Inc. (a)	12,000	2,400
Learning Tree International, Inc. (a)	1,700	40,596
Mail-Well, Inc. (a)	1,500	7,875
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Manpower, Inc.	6,200	$ 191,084
McGrath RentCorp.	1,200	29,988
MCSi, Inc. (a)	1,900	24,776
MedQuist, Inc. (a)	2,535	65,276
MemberWorks, Inc. (a)	2,400	59,928
Mobile Mini, Inc. (a)	2,300	72,404
Modis Professional Services, Inc. (a)	8,400	52,164
National Data Corp.	1,600	61,776
National Equipment Services, Inc. (a)	300	750
National Processing, Inc. (a)	3,800	125,210
Navigant Consulting, Inc. (a)	5,950	29,750
Navigant International, Inc. (a)	700	10,675
NCH Corp.	400	17,680
NCO Group, Inc. (a)	3,100	63,550
New Century Equity Holdings Corp. (a)	1,200	1,020
New England Business Service, Inc.	300	6,105
NewsEdge Corp. (a)	500	1,140
Nextera Enterprises, Inc. Class A (a)	5,000	2,100
Nobel Learning Communities, Inc. (a)	1,000	8,500
On Assignment, Inc. (a)	2,000	38,700
Paychex, Inc.	31,175	1,155,657
Pegasus Solutions, Inc. (a)	3,050	39,650
PeoplePC, Inc.	7,800	1,326
Per-Se Technologies, Inc. (a)	933	7,847
Personnel Group of America, Inc. (a)	900	1,215
Pitney Bowes, Inc.	23,500	1,022,015
Pittston Co. - Brinks Group	4,300	94,858
Pre-Paid Legal Services, Inc. (a)	4,500	100,260
Probusiness Services, Inc. (a)	800	20,640
Profit Recovery Group International, Inc. (a)	8,050	115,518
ProsoftTraining.com (a)	3,100	3,193
Protection One, Inc. (a)	100	181
Provant, Inc. (a)	2,300	3,680
R.R. Donnelley & Sons Co.	8,500	253,470
RCM Technologies, Inc. (a)	1,400	8,260
RemedyTemp, Inc. Class A (a)	900	12,780
Republic Services, Inc. (a)	9,300	184,605
Resources Connection, Inc.	6,200	136,400
Right Management Consultants, Inc. (a)	900	19,791
Robert Half International, Inc. (a)	14,200	353,438
Rollins, Inc.	2,600	52,728
Sabre Holdings Corp. Class A (a)	9,069	382,530
ServiceMaster Co.	24,250	283,725
SOS Staffing Services, Inc. (a)	300	468
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	3,200	50,880
Spherion Corp. (a)	5,120	46,643
Spherix, Inc. (a)	3,900	30,381
Staff Leasing, Inc.	4,700	16,262
Standard Register Co.	900	16,965

	Shares	Value (Note 1)
Steelcase, Inc. Class A	3,600	$ 49,320
Stericycle, Inc. (a)	3,900	187,863
Strayer Education, Inc.	1,700	82,450
Sylvan Learning Systems (a)	6,700	169,778
TeamStaff, Inc. (a)	1,100	11,198
Teletech Holdings, Inc. (a)	8,220	67,322
Tetra Tech, Inc. (a)	5,525	132,490
The BISYS Group, Inc. (a)	5,500	318,450
Total System Services, Inc.	13,500	337,770
TRM Corp. (a)	1,400	2,800
U.S. Plastic Lumber Co. (a)	6,600	5,676
Unifirst Corp.	1,100	18,315
United Stationers, Inc. (a)	4,900	154,399
Valassis Communications, Inc. (a)	6,200	219,604
Venture Catalyst, Inc. (a)	3,800	760
VerticalBuyer, Inc. (a)	720	18
Viad Corp.	6,600	173,580
ViaSource Communications, Inc.	3,100	713
Volt Information Sciences, Inc. (a)	1,400	22,470
Wackenhut Corp. (a)	1,400	23,940
Wackenhut Corrections Corp. (a)	2,100	27,825
Wallace Computer Services, Inc.	1,800	30,330
Waste Connections, Inc. (a)	4,500	145,260
Waste Management, Inc.	50,752	1,569,759
West Corp. (a)	9,500	237,405
Workflow Management, Inc. (a)	2,300	10,235
		26,188,331
Construction & Engineering - 0.1%
Butler Manufacturing Co.	200	4,898
Dycom Industries, Inc. (a)	4,950	71,726
EMCOR Group, Inc. (a)	2,800	109,172
Encompass Services Corp. (a)	1,166	7,241
Fluor Corp.	7,300	330,909
Foster Wheeler Ltd.	6,100	40,870
Granite Construction, Inc.	2,250	54,563
Jacobs Engineering Group, Inc. (a)	1,600	93,792
Keith Companies, Inc. (a)	2,200	26,884
MasTec, Inc. (a)	3,450	34,673
McDermott International, Inc. (a)	9,300	99,045
Quanta Services, Inc. (a)	4,000	71,960
Shaw Group, Inc. (a)	2,800	76,580
U.S. Laboratories, Inc. (a)	600	5,969
Walter Industries, Inc.	6,100	69,540
Washington Group International, Inc. (a)	2,700	2,781
		1,100,603
Electrical Equipment - 0.6%
A.O. Smith Corp.	3,150	53,078
Active Power, Inc.	2,600	14,456
Advanced Energy Industries, Inc. (a)	2,200	50,930
American Power Conversion Corp. (a)	13,400	185,322
American Superconductor Corp. (a)	3,700	48,100
American Technical Ceramics Corp. (a)	1,900	17,480
AMETEK, Inc.	1,700	51,867
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
AMX Corp. (a)	3,400	$ 12,240
Artesyn Technologies, Inc. (a)	2,600	23,530
AstroPower, Inc. (a)	2,400	84,216
Ault, Inc. (a)	2,800	14,277
Axcess, Inc. (a)	1,600	5,760
AZZ, Inc.	1,900	38,380
Bairnco Corp.	800	4,872
Baldor Electric Co.	3,600	77,976
Belden, Inc.	2,700	61,965
Benchmark Electronics, Inc. (a)	1,700	42,160
BMC Industries, Inc.	5,000	23,000
Brady Corp. Class A	1,700	62,220
C&D Technologies, Inc.	1,800	39,510
Capstone Turbine Corp. (a)	6,700	33,433
Channell Commercial Corp. (a)	800	3,760
Chase Corp.	500	6,145
Conductus, Inc. (a)	3,800	15,200
Cooper Industries, Inc.	6,300	353,745
Electric Fuel Corp. (a)	6,700	13,065
Electro Scientific Industries, Inc. (a)	1,900	53,200
Emerson Electric Co.	32,043	1,717,505
Encore Wire Corp. (a)	4,600	63,572
Energizer Holdings, Inc. (a)	6,801	120,174
Energy Conversion Devices, Inc. (a)	3,000	56,790
Espey Manufacturing & Electronics Corp.	1,300	22,750
Evergreen Solar, Inc.	1,700	7,829
Fiberstars, Inc. (a)	3,900	16,458
FuelCell Energy, Inc. (a)	2,200	31,680
General Cable Corp.	5,000	75,700
Genlyte Group, Inc. (a)	500	15,500
H Power Corp.	4,600	15,272
Hathaway Corp. (a)	4,100	12,874
Hubbell, Inc. Class B	5,300	154,389
II-VI, Inc. (a)	934	14,449
Littelfuse, Inc. (a)	1,400	37,800
M-Wave, Inc. (a)	1,400	7,308
MagneTek, Inc. (a)	3,000	31,200
Manufacturers Services Ltd. (a)	2,000	10,000
MATEC Corp. (a)	2,100	7,665
Merrimac Industries, Inc. (a)	500	6,895
Microvision, Inc. (a)	1,800	29,753
Millennium Cell, Inc.	300	1,515
Misonix, Inc. (a)	3,000	19,800
Molex, Inc.	18,937	597,841
Nanophase Technologies Corp. (a)	4,000	23,840
National Service Industries, Inc.	2,600	61,360
Nortech Systems, Inc. (a)	1,900	12,635
Paxar Corp. (a)	2,000	26,300
Peco II, Inc.	1,400	7,784
Pemstar, Inc.	3,100	40,145

	Shares	Value (Note 1)
Penn Engineering & Manufacturing Corp. (non-vtg.)	600	$ 10,122
Plug Power, Inc. (a)	3,000	29,910
Power-One, Inc. (a)	5,200	56,732
Proton Energy Systems, Inc.	2,200	12,980
Rayovac Corp. (a)	1,800	30,780
Reptron Electronics, Inc. (a)	100	410
Rockwell International Corp.	13,000	208,650
Sensormatic Electronics Corp. (a)	5,400	126,468
Signal Technology Corp. (a)	2,700	22,140
SLI, Inc.	5,150	23,948
Tech/Ops Sevcon, Inc.	2,100	21,315
Tecumseh Products Co. Class A (non-vtg.)	1,800	88,164
Thomas & Betts Corp.	4,100	87,781
Ultralife Batteries, Inc. (a)	600	2,892
UQM Technologies, Inc. (a)	3,800	17,974
Valence Technology, Inc. (a)	1,100	4,554
Vari-L Co., Inc. (a)	1,700	4,080
Vicor Corp. (a)	3,300	67,188
Vishay Intertechnology, Inc. (a)	10,118	236,053
Wilson Greatbatch Technologies, Inc.	800	20,720
Woodward Governor Co.	1,600	115,120
		5,824,651
Industrial Conglomerates - 3.6%
Carlisle Companies, Inc.	2,200	77,770
General Electric Co.	794,884	32,574,307
Minnesota Mining & Manufacturing Co.	29,866	3,109,051
Standex International Corp.	200	4,640
Teleflex, Inc.	3,300	162,360
Textron, Inc.	14,500	759,655
Tredegar Corp.	2,700	53,595
		36,741,378
Machinery - 1.0%
3D Systems Corp. (a)	2,100	31,500
A.S.V., Inc. (a)	200	2,980
ABC-NACO, Inc. (a)	100	42
Actuant Corp. Class A	600	12,726
AGCO Corp.	5,000	58,750
Alamo Group, Inc.	200	2,900
Albany International Corp. Class A (a)	1,700	35,870
Applied Industrial Technologies, Inc.	700	12,544
Astec Industries, Inc. (a)	1,100	19,250
Axsys Technologies, Inc. (a)	800	9,440
Barnes Group, Inc.	800	18,000
Blount International, Inc. (a)	800	1,880
Briggs & Stratton Corp.	3,500	132,650
Cascade Corp.	200	2,580
Catalytica Energy Systems, Inc.	100	795
Caterpillar, Inc.	27,300	1,365,000
Ceradyne, Inc. (a)	2,800	20,160
Circor International, Inc.	200	3,380
CLARCOR, Inc.	1,300	34,788
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Columbus McKinnon Corp.	400	$ 4,160
CoorsTek, Inc. (a)	400	12,992
Cummins, Inc.	2,900	109,475
CUNO, Inc. (a)	700	18,669
Danaher Corp.	11,571	643,000
Deere & Co.	18,900	815,913
Dionex Corp. (a)	1,200	35,904
Donaldson Co., Inc.	3,000	89,550
Dover Corp.	17,900	642,968
DT Industries, Inc. (a)	300	1,785
Eaton Corp.	5,100	366,843
ESCO Technologies, Inc. (a)	400	10,800
Esterline Technologies Corp. (a)	2,200	44,110
Flanders Corp. (a)	300	624
Flow International Corp. (a)	600	6,714
Flowserve Corp. (a)	2,300	57,385
Gardner Denver, Inc. (a)	500	11,275
Graco, Inc.	1,950	67,080
Harsco Corp.	2,400	84,960
Hirsch International Corp. Class A (a)	900	864
IDEX Corp.	1,900	68,020
Illinois Tool Works, Inc.	25,628	1,602,006
Ingersoll-Rand Co.	15,800	641,006
ITT Industries, Inc.	5,800	261,870
JLG Industries, Inc.	2,600	30,732
Joy Global, Inc. (a)	3,200	57,504
Kadant, Inc. (a)	750	10,388
Kaydon Corp.	1,700	40,035
Kennametal, Inc.	2,300	89,700
Lincoln Electric Holdings, Inc.	4,600	103,500
Lindsay Manufacturing Co.	200	3,780
Manitowoc Co., Inc.	1,350	38,678
Milacron, Inc.	1,700	30,600
Miller Industries, Inc. (a)	1,800	1,746
Minuteman International, Inc.	1,800	16,470
Mueller Industries, Inc. (a)	2,000	69,500
NACCO Industries, Inc. Class A	400	25,724
Navistar International Corp. (a)	3,900	133,653
Nordson Corp.	7,600	197,904
Oshkosh Truck Co.	2,100	78,225
PACCAR, Inc.	7,600	420,280
Pall Corp.	9,000	201,240
Parker Hannifin Corp.	8,900	391,600
Pentair, Inc.	5,600	210,000
Quixote Corp.	700	18,550
Regal-Beloit Corp.	1,500	32,175
Reliance Steel & Aluminum Co.	1,500	40,500
Robbins & Myers, Inc.	300	8,514
Roper Industries, Inc.	2,100	86,100
SPS Technologies, Inc. (a)	700	33,530
SPX Corp. (a)	2,719	316,084

	Shares	Value (Note 1)
Stewart & Stevenson Services, Inc.	5,700	$ 156,522
Tennant Co.	500	19,150
Terex Corp. (a)	3,800	84,208
Thomas Industries, Inc.	600	15,690
Timken Co.	3,700	55,500
Titan International, Inc.	600	3,426
Trinity Industries, Inc.	2,800	69,776
UNOVA, Inc. (a)	2,400	15,120
Valmont Industries, Inc.	1,100	19,305
Wabash National Corp.	700	6,790
Watts Industries, Inc. Class A	900	13,320
		10,508,727
Marine - 0.0%
Alexander & Baldwin, Inc.	1,900	49,875
Kirby Corp. (a)	300	7,320
OMI Corp. (a)	400	2,096
		59,291
Road & Rail - 0.5%
AMERCO (a)	1,900	38,095
ANC Rental Corp. (a)	3,900	15,795
Arkansas Best Corp. (a)	4,800	127,536
Arnold Industries, Inc.	100	2,144
Asche Transportation Services, Inc. (a)	500	0
Budget Group, Inc. Class A (a)	1,400	3,444
Burlington Northern Santa Fe Corp.	29,100	788,901
C.H. Robinson Worldwide, Inc.	8,300	258,047
Celadon Group, Inc. (a)	4,300	16,641
CNF, Inc.	3,900	117,117
Consolidated Freightways Corp. (a)	800	4,424
CSX Corp.	15,400	544,236
Dollar Thrifty Automotive Group, Inc. (a)	2,200	38,500
Florida East Coast Industries, Inc. Class A	2,700	76,275
GATX Corp.	3,400	133,484
Heartland Express, Inc. (a)	900	24,390
J.B. Hunt Transport Services, Inc. (a)	1,200	27,852
Kansas City Southern Industries, Inc. (a)	2,600	33,800
Knight Transportation, Inc. (a)	5,250	115,605
Landstar System, Inc. (a)	600	44,562
Norfolk Southern Corp.	35,500	661,010
RailAmerica, Inc. (a)	10,700	136,425
Roadway Corp.	6,300	180,999
Ryder System, Inc.	5,000	112,950
Swift Transportation Co., Inc. (a)	4,730	102,121
U.S. Xpress Enterprises, Inc. Class A (a)	600	4,950
Union Pacific Corp.	18,700	996,149
USFreightways Corp.	4,400	160,160
Werner Enterprises, Inc.	1,800	40,320
Wisconsin Central Transportation Corp. (a)	8,800	149,688
XTRA Corp. (a)	1,000	54,960
Yellow Corp. (a)	4,300	114,423
		5,125,003
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Aceto Corp.	600	$ 5,850
Fastenal Co.	5,000	328,750
Genuine Parts Co.	13,200	406,032
Huttig Building Products, Inc. (a)	1,077	6,365
MSC Industrial Direct, Inc. Class A (a)	2,700	48,060
Pitt-Des Moines, Inc.	100	3,420
W.W. Grainger, Inc.	7,200	304,632
		1,103,109
TOTAL INDUSTRIALS		109,228,444
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 2.7%
3Com Corp. (a)	29,800	122,478
Accelerated Networks, Inc. (a)	3,400	782
Ace Communication Corp. (a)	3,000	4,590
Adaptec, Inc.	5,400	56,430
Adaptive Broadband Corp. (a)	16,200	648
ADC Telecommunications, Inc. (a)	65,370	285,667
Adtran, Inc. (a)	2,500	57,875
Advanced Fibre Communication, Inc. (a)	5,700	138,225
Advanced Switching Communication, Inc.	2,500	1,375
Airnet Communications Corp. (a)	2,800	896
Allen Telecom, Inc. (a)	1,200	14,664
Alliance Fiber Optic Products, Inc.	2,400	4,224
Alpine Group, Inc. (a)	4,900	9,800
AltiGen Communications, Inc. (a)	3,200	2,912
Amplidyne, Inc. (a)	3,300	3,861
Anaren Microwave, Inc. (a)	1,500	28,695
Andrew Corp. (a)	4,500	91,530
Anicom, Inc. (a)	600	1
Anixter International, Inc. (a)	2,600	80,938
Applied Innovation, Inc. (a)	1,500	10,755
Ariel Corp. (a)	6,900	1,518
Arris Group, Inc. (a)	3,500	25,340
Aspect Communications Corp. (a)	4,400	21,164
Audiovox Corp. Class A (a)	3,500	30,625
Avanex Corp. (a)	10,330	54,749
Avaya, Inc. (a)	19,058	216,499
Avici Systems, Inc. (a)	4,700	15,510
Avocent Corp. (a)	2,500	51,275
Aware, Inc. (a)	4,600	25,346
Bel Fuse, Inc. Class A (a)	1,000	24,000
Black Box Corp. (a)	1,400	65,534
Blonder Tongue Laboratories, Inc. (a)	3,900	14,820
Bogen Communications International, Inc. (a)	2,400	7,176
Brocade Communications System, Inc. (a)	16,400	394,420
Brooktrout, Inc. (a)	1,900	9,348
C-COR.net Corp. (a)	1,800	15,156

	Shares	Value (Note 1)
Cable Design Technologies Corp. (a)	5,575	$ 76,656
Carrier Access Corp. (a)	3,100	11,532
Centillium Communications, Inc. (a)	2,600	31,980
Cidco, Inc. (a)	6,600	3,300
CIENA Corp. (a)	24,400	417,728
Cisco Systems, Inc. (a)	583,752	9,532,670
Clarent Corp. (a)	8,082	43,400
Cognitronics Corp. (a)	2,400	12,120
Com21, Inc. (a)	1,200	1,200
Comarco, Inc. (a)	450	6,462
Comdial Corp. (a)	5,600	5,488
CommScope, Inc. (a)	3,600	75,960
Communications Systems, Inc.	2,500	15,450
Computer Network Technology Corp. (a)	4,800	47,040
Comtech Telecommunications Corp. (a)	1,300	20,670
Comverse Technology, Inc. (a)	11,979	301,152
Conolog Corp. (a)	1,400	1,022
Copper Mountain Networks, Inc. (a)	6,200	9,362
Corning, Inc.	69,090	829,771
Corvis Corp. (a)	22,900	45,113
Cosine Communications, Inc.	7,000	6,650
Crown Castle International Corp. (a)	13,700	139,603
Cylink Corp. (a)	100	47
DAOU Systems, Inc. (a)	200	136
Data Race, Inc. (a)	6,800	476
Datum, Inc. (a)	600	7,272
Davox Corp. (a)	3,700	35,002
Digi International, Inc. (a)	3,800	34,200
Digital Lightwave, Inc. (a)	7,171	105,772
Ditech Communications Corp. (a)	1,600	10,256
DMC Stratex Networks, Inc. (a)	5,115	48,695
Echelon Corp. (a)	2,900	47,676
Elastic Networks, Inc.	3,700	3,441
Elcotel, Inc. (a)	5,900	236
eLOT, Inc. (a)	10,600	1,749
Emulex Corp. (a)	6,300	100,233
Enterasys Networks, Inc. (a)	12,800	129,920
Entrada Networks, Inc. (a)	150	16
eOn Communications Corp. (a)	620	490
Extended Systems, Inc. (a)	500	2,050
Extreme Networks, Inc. (a)	7,800	124,566
Ezenia!, Inc. (a)	200	54
Finisar Corp. (a)	13,200	130,152
First Virtual Communications, Inc. (a)	3,131	2,442
Foundry Networks, Inc. (a)	8,500	93,075
Gadzoox Networks, Inc. (a)	11,700	17,901
General Datacomm Industries, Inc. (a)	100	36
Glenayre Technologies, Inc. (a)	7,200	6,264
Globecomm Systems, Inc. (a)	3,000	17,940
Harmonic, Inc. (a)	2,622	39,330
Harris Corp.	3,500	102,655
Inrange Technologies Corp. Class B	6,300	52,920
Inter-Tel, Inc.	1,900	30,400
InterDigital Communication Corp. (a)	5,300	47,753
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
ISCO International, Inc. (a)	1,800	$ 2,142
Ixia	3,700	38,443
JDS Uniphase Corp. (a)	97,034	684,090
Juniper Networks, Inc. (a)	23,800	333,200
LightPath Technologies, Inc. Class A (a)	3,500	12,915
Loral Space & Communications Ltd. (a)	36,100	67,868
Lucent Technologies, Inc.	282,507	1,926,698
Luminent, Inc.	18,500	37,185
McDATA Corp. Class A (a)	6,598	94,219
MCK Communications, Inc. (a)	2,200	3,124
Metawave Communications Corp. (a)	3,800	12,274
Motorola, Inc.	171,325	2,981,055
MRV Communications, Inc. (a)	5,100	20,757
Netopia, Inc. (a)	1,000	6,530
Netro Corp. (a)	3,800	10,488
NetSolve, Inc. (a)	1,900	26,125
Network Engines, Inc. (a)	2,300	1,702
Network Equipment Technologies, Inc. (a)	3,600	14,400
New Focus, Inc. (a)	4,300	16,340
Next Level Communications, Inc. (a)	5,300	12,402
NMS Communications Corp. (a)	2,800	7,896
NumereX Corp. Class A (a)	2,600	16,952
Nx Networks, Inc. (a)	600	186
ONI Systems Corp. (a)	8,800	122,320
Oplink Communications, Inc.	10,900	12,099
Optelecom, Inc. (a)	2,000	3,200
Optical Cable Corp. (a)	5,250	45,150
Optical Communication Products, Inc.	6,000	23,520
Osage Systems Group, Inc. (a)	4,400	66
P-Com, Inc. (a)	5,400	1,566
Packeteer, Inc. (a)	10,000	62,800
Paradyne Networks, Inc. (a)	3,300	6,105
PC-Tel, Inc. (a)	2,200	17,138
Performance Technologies, Inc. (a)	2,900	38,077
PictureTel Corp. (a)	2,200	10,846
Plantronics, Inc. (a)	3,400	67,660
Pliant Systems, Inc. (a)	3,800	125
Polycom, Inc. (a)	5,100	103,428
Powerwave Technologies, Inc. (a)	4,300	62,780
Proxim, Inc. (a)	8,200	92,906
QUALCOMM, Inc. (a)	59,300	3,489,805
Redback Networks, Inc. (a)	24,900	101,592
REMEC, Inc. (a)	4,100	40,139
Repeater Technologies, Inc.	3,500	1,085
Riverstone Networks, Inc.	13,867	131,459
ROHN Industries, Inc. (a)	2,300	4,853
SBA Communications Corp. Class A (a)	2,800	37,296
Science Dynamics Corp. (a)	4,100	779
Scientific-Atlanta, Inc.	11,200	230,048
Sonus Networks, Inc. (a)	15,100	223,027
Sorrento Networks Corp.	10,100	43,228

	Shares	Value (Note 1)
SpectraLink Corp. (a)	3,900	$ 65,754
Spectrasite Holdings, Inc. (a)	8,600	23,736
STM Wireless, Inc. Class A (a)	3,900	5,850
Stratos Lightwave, Inc. (a)	10,582	60,847
Sunrise Telecom, Inc. (a)	4,200	24,990
Superior Telecom, Inc. (a)	515	1,004
Sycamore Networks, Inc. (a)	18,200	102,102
Symmetricom, Inc. (a)	3,000	21,300
Syntellect, Inc. (a)	3,900	4,641
Tekelec (a)	4,100	64,042
Telaxis Communications Corp. (a)	2,440	805
Tellabs, Inc. (a)	28,988	386,120
Tellium, Inc.	8,200	79,950
Telscape International, Inc. (a)	3,600	36
Telular Corp. (a)	2,100	15,666
TeraForce Technology Corp. (a)	19,900	4,776
Terayon Communication Systems, Inc. (a)	4,700	19,599
Tollgrade Communications, Inc. (a)	2,600	56,420
Transcrypt International, Inc. (a)	99	34
Triton Network Systems, Inc. (a)	3,900	3,081
Turnstone Systems, Inc. (a)	5,720	20,592
Tut Systems, Inc. (a)	1,100	1,122
UTStarcom, Inc. (a)	700	11,725
Veramark Technologies, Inc. (a)	2,300	1,955
Verilink Corp. (a)	3,400	8,840
ViaSat, Inc. (a)	1,500	24,660
Video Network Communication, Inc. (a)	4,800	2,064
VTEL Corp. (a)	10,500	9,450
Vyyo, Inc. (a)	3,400	3,400
Wegener Corp. (a)	3,500	2,520
Westell Technologies, Inc. Class A (a)	2,870	3,702
WJ Communications, Inc.	3,700	12,210
Xetel Corp. (a)	3,900	5,850
		27,065,241
Computers & Peripherals - 3.2%
3Dfx Interactive, Inc. (a)	6,992	2,517
Advanced Digital Information Corp. (a)	6,300	77,742
Alpha Technologies Group, Inc. (a)	2,100	9,492
Apple Computer, Inc. (a)	27,800	515,690
Aspeon, Inc. (a)	2,900	1,305
Astro-Med, Inc.	3,800	14,440
Auspex Systems, Inc. (a)	800	3,888
Avid Technology, Inc. (a)	5,700	57,285
Compaq Computer Corp.	128,761	1,590,198
Concurrent Computer Corp. (a)	9,900	108,900
Crossroads Systems, Inc. (a)	6,000	16,200
Datalink Corp. (a)	2,200	16,038
Dataram Corp. (a)	3,250	23,173
Dell Computer Corp. (a)	205,000	4,382,900
Dot Hill Systems Corp. (a)	300	564
Electronics for Imaging, Inc. (a)	4,100	83,886
Emachines ltd. (a)	8,100	2,025
EMC Corp.	172,650	2,669,169
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Encad, Inc. (a)	300	$ 402
Exabyte Corp. (a)	100	62
FOCUS Enhancements, Inc. (a)	5,500	5,775
Gateway, Inc. (a)	23,400	209,898
Handspring, Inc. (a)	8,600	24,940
Hauppauge Digital, Inc. (a)	500	800
Hewlett-Packard Co.	161,907	3,757,861
Hutchinson Technology, Inc. (a)	5,200	98,176
InFocus Corp. (a)	4,400	80,432
Innovex, Inc. (a)	1,500	4,875
Intergraph Corp. (a)	13,400	138,288
Interland, Inc. (a)	11,088	17,408
International Business Machines Corp.	138,000	13,800,000
Interphase Corp. (a)	4,000	15,840
Iomega Corp. (a)	13,900	19,043
Isomet Corp. (a)	700	3,360
JNI Corp. (a)	7,100	39,121
Komag, Inc. (a)	2,591	407
Lexmark International, Inc. Class A (a)	8,700	452,835
Maxtor Corp. (a)	20,555	123,947
Media 100, Inc. (a)	2,700	3,375
Mitek Systems, Inc. (a)	3,800	7,410
MTI Technology Corp. (a)	3,200	3,968
NCR Corp. (a)	10,500	397,425
NeoMagic Corp. (a)	1,000	3,581
Neoware Systems, Inc. (a)	5,500	15,455
Network Appliance, Inc. (a)	22,100	286,416
Palm, Inc. (a)	55,050	197,079
Presstek, Inc. (a)	1,500	12,000
Procom Technology, Inc. (a)	8,200	75,440
Quantum Corp. - DLT & Storage Systems Group (a)	8,326	73,019
Rainbow Technologies, Inc. (a)	5,100	23,205
Read-Rite Corp. (a)	4,300	20,210
SanDisk Corp. (a)	5,200	106,652
SBS Technologies, Inc. (a)	1,000	12,950
Scan-Optics, Inc. (a)	300	132
SCM Microsystems, Inc. (a)	600	4,332
Sigma Designs, Inc. (a)	4,000	5,396
Silicon Graphics, Inc. (a)	26,400	11,616
SimpleTech, Inc.	7,700	18,711
Socket Communications, Inc. (a)	3,300	3,861
Storage Technology Corp. (a)	5,000	71,500
StorageNetworks, Inc. (a)	15,000	83,250
Sun Microsystems, Inc. (a)	254,340	2,912,193
Syquest Technology, Inc. (a)	1,100	1
Tidel Technologies, Inc. (a)	7,700	5,777
UniView Technologies Corp. (a)	6,600	1,386
Video Display Corp.	1,440	7,632
ViewCast.com, Inc. (a)	13,700	9,727
Vixel Corp. (a)	6,600	11,616

	Shares	Value (Note 1)
Western Digital Corp. (a)	7,700	$ 24,486
Xybernaut Corp. (a)	2,100	6,069
		32,784,752
Electronic Equipment & Instruments - 0.8%
ACT Manufacturing, Inc. (a)	7,300	76,358
Advanced Photonix, Inc. Class A (a)	15,100	12,533
Aetrium, Inc. (a)	2,400	3,480
Agilent Technologies, Inc. (a)	33,870	897,555
American Technology Corp. (a)	900	3,825
Amphenol Corp. Class A (a)	2,100	84,903
Analogic Corp.	400	14,940
Andersen Group, Inc. (a)	2,700	22,538
Andrea Electronics Corp. (a)	1,600	1,360
APA Optics, Inc. (a)	2,800	13,300
APW Ltd. (a)	2,700	21,141
Arrow Electronics, Inc. (a)	8,400	225,036
Avnet, Inc.	7,778	187,294
AVX Corp.	12,600	266,490
BEI Technologies, Inc.	2,800	64,764
Bell Industries, Inc. (a)	7,200	14,688
Benthos, Inc. (a)	2,700	12,204
California Amplifier, Inc. (a)	6,300	35,217
CheckPoint Systems, Inc. (a)	1,600	19,760
Chromatics Color Sciences International, Inc. (a)	500	35
Chyron Corp. (a)	1,500	600
Cognex Corp. (a)	2,100	58,128
Cohu, Inc.	3,000	59,670
Craftmade International, Inc.	1,700	22,270
CTS Corp.	1,900	38,969
CyberOptics Corp. (a)	850	9,775
Datakey, Inc. (a)	3,600	7,020
DDi Corp. (a)	1,300	18,213
Diebold, Inc.	9,700	366,175
Digital Video Systems, Inc. (a)	1,800	6,318
DSP Group, Inc. (a)	1,900	47,500
Duraswitch Industries, Inc. (a)	1,500	17,925
En Pointe Technologies, Inc. (a)	1,400	4,242
ePlus, Inc. (a)	1,200	9,756
Excel Technology, Inc. (a)	1,100	21,230
Fisher Scientific International, Inc. (a)	4,000	100,000
Flir Systems, Inc. (a)	4,200	118,440
Franklin Electric Co., Inc.	700	50,848
Frequency Electronics, Inc.	500	7,550
GenRad, Inc. (a)	4,000	21,160
Gentner Communications Corp. (a)	1,700	18,513
Giga-Tronics, Inc. (a)	3,000	8,670
Identix, Inc. (a)	200	880
IEC Electronics Corp. (a)	100	80
Ingram Micro, Inc. Class A (a)	4,200	63,000
Interlink Electronics, Inc. (a)	1,200	5,460
Interlogix, Inc. (a)	2,078	57,415
Intermagnetics General Corp.	950	28,681
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Itron, Inc. (a)	4,500	$ 90,135
Jabil Circuit, Inc. (a)	13,300	307,363
JMAR Industries, Inc. (a)	2,900	8,265
Keithley Instruments, Inc.	1,200	23,892
KEMET Corp. (a)	6,700	121,940
Kopin Corp. (a)	9,400	117,688
Laser Corp. (a)	2,700	4,725
LeCroy Corp. (a)	1,700	38,233
LoJack Corp. (a)	3,600	20,556
LSI, Industries, Inc.	2,200	55,220
Mackie Designs, Inc. (a)	1,400	6,860
Maxwell Technologies, Inc. (a)	1,100	15,895
Mechanical Technology, Inc. (a)	4,800	23,712
Medicore, Inc. (a)	3,700	4,144
Merix Corp. (a)	1,450	27,927
Methode Electronics, Inc. Class A	14,100	121,824
Micronetics Wireless, Inc. (a)	1,800	6,660
Millipore Corp.	3,200	203,040
MOCON, Inc.	3,700	28,490
MTS Systems Corp.	4,100	53,300
Nanometrics, Inc. (a)	800	22,608
New Brunswick Scientific, Inc.	3,300	14,033
Newport Corp.	2,900	52,548
NU Horizons Electronics Corp. (a)	6,300	54,999
Odetics, Inc. Class A (a)	1,200	2,760
OSI Systems, Inc. (a)	3,000	12,750
OYO Geospace Corp. (a)	1,300	19,500
Packard BioScience Co. (a)	4,400	42,152
Park Electrochemical Corp.	1,150	28,808
Parlex Corp. (a)	1,600	18,480
PCD, Inc. (a)	1,000	3,350
PerkinElmer, Inc.	7,000	224,560
Pioneer Standard Electronics, Inc.	1,500	18,015
Planar Systems, Inc. (a)	900	23,850
Plexus Corp. (a)	2,800	97,496
Powell Industries, Inc. (a)	200	5,378
Research Frontiers, Inc. (a)	2,000	39,000
Richardson Electronics Ltd.	5,500	54,010
Robotic Vision Systems, Inc. (a)	3,500	4,760
Rofin-Sinar Technologies, Inc. (a)	2,800	27,776
Rogers Corp. (a)	900	26,505
Sanmina Corp. (a)	22,092	397,877
Satcon Technology Corp. (a)	1,200	7,920
ScanSource, Inc. (a)	1,800	99,234
SCI Systems, Inc. (a)	10,000	245,000
Scientific Technologies, Inc.	3,100	14,570
SED International Holdings, Inc. (a)	100	110
Sipex Corp. (a)	1,500	17,145
SL Industries, Inc.	2,500	20,250
Solectron Corp. (a)	47,836	650,570
Somera Communications, Inc. (a)	2,800	16,800

	Shares	Value (Note 1)
Spectrian Corp. (a)	3,700	$ 57,646
Spectrum Control, Inc. (a)	1,500	7,575
SRS Labs, Inc. (a)	2,700	11,043
Stanford Microdevices, Inc. (a)	4,500	32,490
StockerYale, Inc. (a)	1,200	12,120
Super Vision International, Inc. Class A (a)	3,300	21,780
Superconductor Technologies, Inc. (a)	4,100	21,320
Symbol Technologies, Inc.	15,712	212,112
Sypris Solutions, Inc. (a)	3,100	30,225
Tech Data Corp. (a)	3,500	143,150
Technitrol, Inc.	2,300	58,604
Tektronix, Inc. (a)	6,700	130,918
Teledyne Technologies, Inc. (a)	2,100	32,403
Thermo Electron Corp. (a)	12,270	265,891
Trimble Navigation Ltd. (a)	1,600	26,400
TrueTime, Inc. (a)	3,100	6,200
Ultrak, Inc. (a)	3,700	5,624
Universal Display Corp. (a)	2,400	28,920
Varian, Inc. (a)	2,300	68,287
Veeco Instruments, Inc. (a)	1,100	32,164
Viasystems Group, Inc. (a)	7,200	16,200
Waters Corp. (a)	8,600	284,918
Woodhead Industries, Inc.	1,900	30,989
X-Rite, Inc.	2,700	23,247
Zomax, Inc. (a)	4,900	31,607
Zygo Corp. (a)	1,200	13,140
		8,293,565
Internet Software & Services - 0.5%
24/7 Media, Inc. (a)	2,300	391
Accrue Software, Inc. (a)	2,400	600
AGENCY.COM Ltd. (a)	1,600	5,280
Akamai Technologies, Inc. (a)	8,578	36,113
Alloy Online, Inc. (a)	3,300	52,800
Allscripts Healthcare Solutions, Inc. (a)	2,200	12,100
America Online Latin America, Inc.	2,200	7,898
AppliedTheory Corp. (a)	800	248
Apropos Technology, Inc. (a)	750	1,275
Ardent Communications, Inc. (a)	2,400	600
Ariba, Inc. (a)	27,600	62,928
ARIS Corp. (a)	700	1,841
Art Technology Group, Inc. (a)	4,400	6,556
Ashton Technology Group, Inc. (a)	4,700	2,303
Ask Jeeves, Inc. (a)	1,800	1,746
Audiohighway.com (a)	5,300	58
Autobytel.com, Inc. (a)	7,376	7,376
Be Free, Inc. (a)	1,900	3,420
Blue Martini Software, Inc. (a)	12,500	12,500
Braun Consulting, Inc. (a)	1,700	12,325
Breakaway Solutions, Inc. (a)	1,700	68
BroadVision, Inc. (a)	18,259	23,554
C-bridge Internet Solutions, Inc. (a)	700	462
CacheFlow, Inc. (a)	2,700	6,993
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Calico Commerce, Inc. (a)	626	$ 41
CenterSpan Communications Corp. (a)	1,300	13,000
Centra Software, Inc. (a)	1,280	12,608
Chordiant Software, Inc. (a)	1,910	5,424
Click Communication, Inc. (a)	2,500	15,125
CMGI, Inc. (a)	21,108	37,572
CNET Networks, Inc. (a)	8,106	74,413
Commerce One, Inc. (a)	19,220	62,657
Communication Intelligence Corp. (a)	3,800	3,420
Corillian Corp. (a)	500	1,260
Critical Path, Inc. (a)	14,758	4,723
Crosswalk.com, Inc. (a)	300	294
Crossworlds Software, Inc. (a)	400	1,026
Cybear Group (a)	201	121
Cybercash, Inc. (a)	7,800	624
CyberSource Corp. (a)	2,800	3,332
Data Return Corp. (a)	1,800	1,188
Deltathree, Inc. (a)	500	180
Dice, Inc. (a)	3,200	4,960
Digex, Inc. Class A (a)	1,700	10,132
Digital Impact, Inc. (a)	800	1,008
Digital Insight Corp. (a)	1,100	18,777
Digital Lighthouse Corp. (a)	7,900	40
Digital River, Inc. (a)	6,800	31,960
DigitalThink, Inc. (a)	7,320	89,304
Digitas, Inc. (a)	3,500	14,840
Divine, Inc. Class A (a)	7,600	7,600
Docent, Inc.	2,800	13,860
DoubleClick, Inc. (a)	8,652	69,476
drkoop.com, Inc. (a)	16,400	2,296
DSL.net, Inc. (a)	300	90
EarthLink, Inc. (a)	8,477	114,524
Easylink Services Corp. Class A (a)	1,700	510
ebenX, Inc. (a)	1,900	7,961
eCollege.com (a)	3,900	16,380
eGain Communications Corp. (a)	5,000	8,300
Elcom International, Inc. (a)	2,200	2,243
Eloquent, Inc. (a)	930	1,060
eMagin Corp. (a)	3,800	4,902
eMerge Interactive, Inc. Class A (a)	3,830	7,008
Entrade, Inc. (a)	1,600	512
Eprise Corp. (a)	4,600	3,174
Equinix, Inc.	3,600	2,628
eSoft, Inc. (a)	4,500	4,500
EuroWeb International Corp. (a)	820	2,132
Evolve Software, Inc.	100	68
eXcelon Corp. (a)	1,500	810
Exodus Communications, Inc. (a)	78,900	69,432
Expedia, Inc. Class A (a)	2,900	108,344
F5 Networks, Inc. (a)	1,500	23,730
FalconStor Software, Inc. (a)	3,300	31,350

	Shares	Value (Note 1)
FiNet.com, Inc. (a)	358	$ 369
FirePond, Inc. (a)	1,900	1,349
FreeMarkets, Inc. (a)	2,300	33,258
Frontline Communications Corp. (a)	1,600	288
FTD.com, Inc. Class A (a)	9,300	60,915
Fusion Networks Holdings, Inc. (a)	2,910	44
Genuity, Inc. (a)	13,300	23,674
Global Sports, Inc. (a)	1,750	29,768
Globix Corp. (a)	1,900	1,615
GoTo.com, Inc. (a)	3,500	69,125
HearMe (a)	3,800	274
High Speed Access Corp. (a)	5,100	1,632
Hollywood Media Corp. (a)	1,200	6,348
Homeseekers.com, Inc. (a)	3,600	1,656
Homestore.com, Inc. (a)	8,000	132,560
Hotel Reservations Network, Inc. Class A (a)	2,640	109,824
HotJobs.com Ltd. (a)	1,200	11,496
I-Many, Inc. (a)	5,700	31,065
IasiaWorks, Inc.	1,000	110
iBasis, Inc. (a)	2,400	2,640
iBeam Broadcasting Corp. (a)	9,800	980
iManage, Inc. (a)	300	1,500
Infonautics, Inc. Class A (a)	2,000	1,400
InfoSpace, Inc. (a)	19,740	23,688
Innodata Corp. (a)	9,200	22,540
INT Media Group, Inc. (a)	1,200	3,360
Intelligroup, Inc. (a)	2,300	1,932
InterCept Group, Inc. (a)	4,700	184,240
Interliant, Inc. (a)	3,200	1,216
Internap Network Services Corp. (a)	18,300	18,300
Internet America, Inc. (a)	4,200	2,100
Internet Capital Group, Inc. (a)	19,400	14,744
Internet Commerce Corp. Class A (a)	600	2,094
Internet Pictures Corp. (a)	295	566
Internet Security Systems, Inc. (a)	2,600	40,638
InterWorld Corp. (a)	50	43
Interwoven, Inc. (a)	6,600	53,790
Intraware, Inc. (a)	1,200	1,392
ION Networks, Inc. (a)	2,400	720
ITXC Corp. (a)	1,400	4,200
iVillage, Inc. (a)	6,100	6,161
iXL Enterprises, Inc. (a)	4,300	1,376
j2 Global Communications, Inc. (a)	245	858
Juno Online Services, Inc. (a)	5,300	4,770
Jupiter Media Metrix, Inc. (a)	4,711	3,580
Kana Software, Inc. (a)	32,688	27,785
Keynote Systems, Inc. (a)	1,600	13,200
Landacorp, Inc. (a)	3,900	4,056
Lante Corp. (a)	2,060	1,978
Learn2.com, Inc. (a)	2,100	305
LendingTree, Inc. (a)	4,950	20,444
LifeMinders, Inc. (a)	1,900	3,135
Liquid Audio, Inc. (a)	4,100	9,799
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Log On America, Inc. (a)	2,300	$ 621
LookSmart Ltd. (a)	5,400	3,510
Loudeye Technologies, Inc. (a)	2,000	1,580
Marimba, Inc. (a)	2,500	6,875
Marketwatch.com, Inc. (a)	200	450
MatrixOne, Inc. (a)	2,600	27,846
McAfee.com Corp. (a)	2,300	33,350
Mediaplex, Inc. (a)	1,500	1,200
MedicaLogic/Medscape, Inc. (a)	3,300	1,221
MessageMedia, Inc. (a)	5,700	1,824
Modem Media, Inc. Class A (a)	4,300	21,500
Multex.com, Inc. (a)	2,900	9,193
National Information Consortium, Inc. (a)	3,500	10,710
Navidec, Inc. (a)	3,100	2,015
NaviSite, Inc. (a)	3,500	1,400
Net Perceptions, Inc. (a)	1,600	1,920
Net.Genesis Corp. (a)	300	156
Net2Phone, Inc. (a)	1,100	4,521
NetCurrents, Inc. (a)	10,100	808
Netegrity, Inc. (a)	4,100	72,570
NetObjects, Inc. (a)	3,300	396
NetRatings, Inc. (a)	2,200	28,094
NetZero, Inc. (a)	6,300	3,213
New Frontier Media, Inc. (a)	5,000	11,550
Niku Corp. (a)	4,300	2,451
NQL, Inc. (a)	5,500	1,155
ObjectSoft Corp. (a)	4,383	11
OneSource Information Services, Inc. (a)	3,500	30,555
Open Market, Inc. (a)	6,000	4,380
Openwave Systems, Inc.	11,714	187,893
Optio Software, Inc. (a)	3,000	1,680
Organic, Inc. (a)	4,730	1,514
OTG Software, Inc. (a)	1,400	8,694
Persistence Software, Inc. (a)	700	245
Plastic Surgery Co. (a)	300	210
Primus Knowledge Solutions, Inc. (a)	800	1,920
Prodigy Communications Corp. Class A (a)	3,520	19,923
Promotions.com, Inc. (a)	2,400	504
PurchasePro.com, Inc. (a)	28,500	22,800
Quintus Corp. (a)	1,765	124
Quokka Sports, Inc. (a)	24	1
Rare Medium Group, Inc. (a)	3,500	630
RealNetworks, Inc. (a)	10,400	75,088
Register.com, Inc. (a)	500	4,215
Retek, Inc. (a)	3,091	86,486
Rhythms NetConnections, Inc. (a)	5,400	55
RoweCom, Inc. (a)	4,000	2,720
S1 Corp. (a)	3,195	36,966
Saba Software, Inc. (a)	2,400	19,800
Salon Media Group, Inc. (a)	5,500	2,200

	Shares	Value (Note 1)
ScreamingMedia, Inc.	200	$ 500
SeeBeyond Technology Corp. (a)	3,000	17,400
Selectica, Inc. (a)	2,000	7,840
SilverStream Software, Inc. (a)	1,300	7,332
SkillSoft Corp. (a)	3,390	94,920
SmartServ Online, Inc. (a)	900	6,750
SoftNet Systems, Inc. (a)	2,400	4,752
SonicWALL, Inc. (a)	3,400	63,614
Source Media, Inc. (a)	2,500	275
SpeedUs.com (a)	6,200	4,526
Sportsline.com, Inc. (a)	1,000	910
SSP Solutions, Inc. (a)	2,900	10,121
StarMedia Network, Inc. (a)	3,600	1,152
Stellent, Inc. (a)	3,900	85,020
Support.com, Inc. (a)	2,300	8,395
Switchboard, Inc. (a)	2,900	11,716
Telescan, Inc. (a)	1,100	308
The Cobalt Group, Inc. (a)	2,800	9,604
The Sedona Corp. (a)	6,100	3,538
The viaLink Co. (a)	2,400	456
theglobe.com, Inc. (a)	6,400	480
TheStreet.com, Inc. (a)	3,600	4,356
Tippingpoint Technologies, Inc. (a)	227	1,884
Track Data Corp. (a)	8,200	11,726
Travelocity.com, Inc. (a)	3,000	71,760
Tumbleweed Communications Corp. (a)	1,858	6,187
U.S. Interactive, Inc. (a)	1,900	19
UAXS Global Holdings, Inc. (a)	33,500	50,250
US SEARCH.com, Inc. (a)	4,700	7,661
USinternetworking, Inc. (a)	5,875	2,761
ValueClick, Inc. (a)	900	1,962
Ventro Corp. (a)	3,200	1,216
VeriSign, Inc. (a)	15,982	656,061
VerticalNet, Inc. (a)	5,300	4,770
Via Net.Works, Inc. (a)	2,930	2,578
Viant Corp. (a)	3,300	3,960
Vicinity Corp. (a)	1,410	2,087
Vignette Corp. (a)	14,986	102,354
Virage, Inc. (a)	500	1,290
VirtualFund.com, Inc. (a)	4,800	576
Visual Data Corp. (a)	3,100	4,649
Vitria Technology, Inc. (a)	8,500	23,460
WatchGuard Technologies, Inc. (a)	1,900	18,867
Wavo Corp. (a)	1,300	16
Webb Interactive Services, Inc. (a)	4,300	3,483
WebEx Communications, Inc. (a)	2,500	43,175
WebMD Corp. (a)	36,518	178,938
webMethods, Inc. (a)	8,051	96,854
Websense, Inc. (a)	6,200	110,918
WorldGate Communications, Inc. (a)	1,300	3,575
XCare.net, Inc. (a)	2,215	36,348
Yahoo!, Inc. (a)	42,634	505,639
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ZeroPlus.com, Inc. (a)	3,700	$ 4
ZixIt Corp. (a)	900	6,615
		5,229,605
IT Consulting & Services - 0.6%
Acxiom Corp. (a)	6,100	77,714
Affiliated Computer Services, Inc. Class A (a)	3,300	269,841
AlphaNet Solutions, Inc. (a)	400	900
Alternative Resources Corp. (a)	700	427
American Management Systems, Inc. (a)	4,700	83,002
Answerthink, Inc. (a)	1,940	17,635
Aztec Technology Partners, Inc. (a)	6,500	748
Bell Microproducts, Inc. (a)	4,400	41,668
CACI International, Inc. Class A (a)	3,600	142,884
Carreker Corp. (a)	3,800	31,730
Ciber, Inc. (a)	4,200	27,510
Cognizant Technology Solutions Corp. Class A (a)	1,200	50,748
Comdisco, Inc.	38,700	35,217
Computer Horizons Corp. (a)	5,300	18,656
Computer Sciences Corp. (a)	11,799	443,642
Covansys Corp. (a)	1,255	16,127
CSP, Inc.	3,600	13,500
Direct Insite Corp. (a)	40	98
Edgewater Technology, Inc. (a)	2,800	8,316
Electronic Data Systems Corp.	36,400	2,146,872
eLoyalty Corp. (a)	3,850	3,273
Forrester Research, Inc. (a)	3,900	77,064
Gartner, Inc. Class B (a)	4,400	42,900
GRIC Communications, Inc. (a)	2,000	1,840
Health Management Systems, Inc. (a)	400	640
IDX Systems Corp. (a)	5,800	87,870
iGate Capital Corp. (a)	2,900	9,715
Inforte Corp. (a)	640	7,040
Investment Technology Group, Inc. (a)	2,276	131,985
Keane, Inc. (a)	3,900	65,715
KPMG Consulting, Inc.	17,700	260,721
Lionbridge Technologies, Inc. (a)	3,138	2,667
Manhattan Associates, Inc. (a)	5,100	115,515
MedCom USA, Inc. (a)	2,180	327
Meta Group, Inc. (a)	2,450	5,880
Netguru, Inc. (a)	1,800	4,860
Netplex Group, Inc. (a)	3,700	333
Network Access Solutions Corp. (a)	3,800	798
New Horizons Worldwide, Inc. (a)	1,100	14,707
Omnicell, Inc.	1,700	15,606
Perot Systems Corp. Class A (a)	4,600	66,240
Pfsweb, Inc. (a)	9,321	9,135
PowerCerv Corp. (a)	666	533
Predictive Systems, Inc. (a)	200	320
Primix Solutions, Inc. (a)	3,500	744

	Shares	Value (Note 1)
Proquest Co. (a)	3,700	$ 130,610
Razorfish, Inc. Class A (a)	5,750	1,150
Renaissance Worldwide, Inc. (a)	2,000	2,880
Safeguard Scientifics, Inc. (a)	7,700	24,563
Sapient Corp. (a)	7,300	39,493
Savvis Communications Corp. (a)	4,980	4,781
Scient Corp. (a)	4,800	2,160
Simplex Solutions, Inc.	1,100	28,765
StarTek, Inc. (a)	1,900	44,080
Storage Engine, Inc. (a)	434	825
SunGard Data Systems, Inc. (a)	18,836	445,471
Superior Consultant Holdings Corp. (a)	1,300	6,825
Sykes Enterprises, Inc. (a)	6,100	56,486
Syntel, Inc. (a)	1,400	15,344
Technology Solutions Co. (a)	8,550	16,245
TenFold Corp. (a)	400	320
The Management Network Group, Inc. (a)	1,200	7,200
Tier Technologies, Inc. Class B (a)	6,100	85,400
Titan Corp. (a)	4,120	76,426
TSR, Inc. (a)	100	510
Unisys Corp. (a)	19,200	226,944
Xpedior, Inc. (a)	2,600	18
Zamba Corp. (a)	3,700	3,219
		5,573,378
Office Electronics - 0.1%
Global Imaging Systems, Inc. (a)	300	4,800
IKON Office Solutions, Inc.	5,800	43,500
Xerox Corp.	54,800	504,160
Zebra Technologies Corp.:
Class A (a)	5,100	238,782
Class B (a)	180	8,428
		799,670
Semiconductor Equipment & Products - 4.2%
8X8, Inc. (a)	1,000	1,000
Actel Corp. (a)	1,600	36,080
ADE Corp. (a)	800	9,552
Advanced Micro Devices, Inc. (a)	23,500	318,425
Advanced Power Technology, Inc.	2,300	31,418
AEHR Test Systems (a)	3,600	14,940
Agere Systems, Inc. Class A	54,300	276,930
Alliance Semiconductor Corp. (a)	2,900	29,435
Alpha Industries, Inc. (a)	6,300	200,088
Altera Corp. (a)	27,700	786,680
Amkor Technology, Inc. (a)	17,100	280,098
Amtech Systems, Inc. (a)	3,500	28,105
Anadigics, Inc. (a)	5,550	85,193
Analog Devices, Inc. (a)	26,800	1,280,504
Applied Materials, Inc. (a)	62,957	2,712,817
Applied Micro Circuits Corp. (a)	20,546	293,191
Asyst Technologies, Inc. (a)	2,200	27,852
Atmel Corp. (a)	33,200	318,388
ATMI, Inc. (a)	4,100	98,564
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
August Technology Corp. (a)	2,100	$ 29,799
Axcelis Technologies, Inc. (a)	13,313	185,716
AXT, Inc. (a)	2,600	47,450
Broadcom Corp. Class A (a)	18,500	594,775
Brooks Automation, Inc. (a)	3,100	134,385
Cabot Microelectronics Corp. (a)	1,690	118,385
California Micro Devices Corp. (a)	1,400	9,212
Celeritek, Inc. (a)	800	12,200
ChipPAC, Inc.	4,500	27,045
Cirrus Logic, Inc. (a)	10,000	141,400
Conexant Systems, Inc. (a)	24,418	290,818
Credence Systems Corp. (a)	4,780	80,686
Cree, Inc. (a)	4,200	88,074
Cymer, Inc. (a)	3,200	80,512
Cypress Semiconductor Corp. (a)	7,200	155,592
DPAC Technologies Corp. (a)	5,400	13,230
DuPont Photomasks, Inc. (a)	3,100	108,500
Elantec Semiconductor, Inc. (a)	4,000	152,000
Electroglas, Inc. (a)	5,100	83,997
EMCORE Corp. (a)	2,300	34,868
Entegris, Inc. (a)	500	6,000
ESS Technology, Inc. (a)	1,300	17,355
Exar Corp. (a)	7,200	145,800
Fairchild Semiconductor International, Inc. Class A (a)	3,800	81,966
FEI Co. (a)	1,500	52,245
FSI International, Inc. (a)	4,200	66,192
General Semiconductor, Inc. (a)	6,700	86,765
GlobeSpan, Inc. (a)	4,900	77,273
Helix Technology, Inc.	3,000	69,000
Hi/fn, Inc. (a)	2,425	22,819
Ibis Technology Corp. (a)	2,000	12,960
Ikos Systems, Inc. (a)	3,600	25,029
Insilicon Corp. (a)	4,700	16,356
Integrated Circuit Systems, Inc. (a)	4,600	84,870
Integrated Device Technology, Inc. (a)	7,700	239,393
Integrated Silicon Solution (a)	7,100	107,423
Integrated Telecom Express, Inc.	2,900	4,495
Intel Corp.	545,378	15,248,769
International Rectifier Corp. (a)	3,200	118,336
Intersil Corp. Class A (a)	5,955	223,491
Intest Corp. (a)	2,800	15,680
IXYS Corp. (a)	3,700	32,190
KLA-Tencor Corp. (a)	13,400	658,476
Kulicke & Soffa Industries, Inc. (a)	5,100	73,491
LAM Research Corp. (a)	7,700	217,987
Lattice Semiconductor Corp. (a)	5,200	121,524
Linear Technology Corp.	23,100	948,948
LSI Logic Corp. (a)	24,400	494,100
LTX Corp. (a)	3,300	59,103
Mattson Technology, Inc. (a)	4,900	48,804

	Shares	Value (Note 1)
Maxim Integrated Products, Inc. (a)	24,231	$ 1,119,715
MEMC Electronic Materials, Inc. (a)	1,600	4,480
Micrel, Inc. (a)	9,300	286,998
Micro Component Technology, Inc. (a)	4,500	11,025
Micro Linear Corp. (a)	100	420
Microchip Technology, Inc. (a)	9,374	334,558
Micron Technology, Inc. (a)	45,500	1,711,255
Microsemi Corp. (a)	5,800	165,300
Microtune, Inc.	2,600	43,186
MIPS Technologies, Inc. Class A (a)	2,600	23,894
MKS Instruments, Inc. (a)	4,944	110,498
Multilink Technology Corp.	25,200	238,140
Mykrolis Corp.	26,300	403,705
National Semiconductor Corp. (a)	11,000	363,550
NETsilicon, Inc. (a)	2,600	8,372
Novellus Systems, Inc. (a)	9,364	414,919
Oak Technology, Inc. (a)	2,200	21,714
Omnivision Technologies, Inc. (a)	3,800	11,438
ON Semiconductor Corp. (a)	13,000	43,030
PDF Solutions, Inc.	12,400	178,560
Pericom Semiconductor Corp. (a)	4,500	75,960
Photon Dynamics, Inc. (a)	2,700	97,092
Photronics, Inc. (a)	3,895	92,935
Pixelworks, Inc. (a)	4,500	67,140
PLX Technology, Inc. (a)	3,200	25,728
Power Integrations, Inc. (a)	4,600	108,974
PRI Automation, Inc. (a)	6,700	120,734
QLogic Corp. (a)	6,133	184,051
Rambus, Inc. (a)	14,200	88,466
Ramtron International Corp. (a)	4,700	9,776
Reliability, Inc. (a)	100	272
RF Micro Devices, Inc. (a)	10,300	262,238
Rudolph Technologies, Inc. (a)	1,100	39,600
Sage, Inc. (a)	1,500	26,970
Semitool, Inc. (a)	4,700	67,163
Semtech Corp. (a)	4,600	171,718
Silicon Image, Inc. (a)	1,400	5,180
Silicon Laboratories, Inc. (a)	7,800	155,922
Silicon Storage Technology, Inc. (a)	4,400	38,412
Siliconix, Inc. (a)	5,400	160,542
SONICblue, Inc. (a)	4,328	9,954
Spectra Physics, Inc. (a)	1,700	35,275
SpeedFam-IPEC, Inc. (a)	1,542	3,084
Standard Microsystems Corp. (a)	500	6,550
Tegal Corp. (a)	6,100	11,041
Teradyne, Inc. (a)	12,300	403,194
Texas Instruments, Inc.	136,058	4,503,520
Therma-Wave, Inc. (a)	5,400	89,262
Three-Five Systems, Inc. (a)	1,500	28,500
Transmeta Corp.	9,100	23,114
Transwitch Corp. (a)	15,850	129,970
Trident Microsystems, Inc. (a)	500	3,350
Trio-Tech International (a)	3,600	12,600
TriQuint Semiconductor, Inc. (a)	10,401	220,501
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
TTM Technologies, Inc.	2,625	$ 21,656
Tvia, Inc.	6,300	12,537
Ultratech Stepper, Inc. (a)	4,600	79,120
Varian Semiconductor Equipment Associates, Inc. (a)	2,200	75,680
Virata Corp. (a)	3,100	36,611
Vitesse Semiconductor Corp. (a)	12,800	186,880
Xicor, Inc. (a)	8,000	84,960
Xilinx, Inc. (a)	24,200	944,768
Zoran Corp. (a)	4,000	137,400
		42,947,901
Software - 4.5%
A.D.A.M., Inc. (a)	1,800	4,410
Acclaim Entertainment, Inc. (a)	18,500	74,185
ActionPoint, Inc. (a)	2,000	3,600
Activision, Inc. (a)	4,700	174,135
Actuate Corp. (a)	2,900	20,010
Adept Technology, Inc. (a)	3,400	20,570
Adobe Systems, Inc.	17,100	574,731
Advent Software, Inc. (a)	4,100	217,751
Agile Software Corp. (a)	2,800	28,000
ALPNET, Inc. (a)	8,200	2,706
American Software, Inc. Class A (a)	3,700	7,400
Analytical Surveys, Inc. (a)	200	162
Ansoft Corp. (a)	500	6,625
Ansys, Inc. (a)	6,200	116,560
Applied Digital Solutions, Inc. (a)	10,900	2,180
Applix, Inc. (a)	2,600	2,730
AremisSoft Corp. (a)	8,500	6,885
ARI Network Services, Inc. (a)	2,800	700
Artisoft, Inc. (a)	3,200	10,080
Ascential Software Corp. (a)	25,660	121,115
Aspen Technology, Inc. (a)	2,800	46,116
Authentidate Holding Corp. (a)	1,900	7,524
Autodesk, Inc.	2,700	103,518
Avant! Corp. (a)	6,200	36,580
AvantGo, Inc.	5,700	9,918
Barra, Inc. (a)	2,950	143,665
Base Ten Systems, Inc. Class A (a)	40	3
BEA Systems, Inc. (a)	29,300	473,781
BindView Development Corp. (a)	4,100	5,535
Bitstream, Inc. Class A (a)	10,300	38,625
BMC Software, Inc. (a)	17,045	272,720
Borland Software Corp. (a)	12,200	138,714
Bottomline Technologies, Inc. (a)	1,400	7,672
Brio Technology, Inc. (a)	5,000	16,650
BSQUARE Corp. (a)	1,200	5,100
Cadence Design Systems, Inc. (a)	16,452	361,615
Caldera International, Inc. (a)	2,200	1,166
CAM Commerce Solutions, Inc. (a)	2,300	9,476
Caminus Corp. (a)	100	2,137

	Shares	Value (Note 1)
Captaris, Inc. (a)	7,200	$ 14,400
Catapult Communications Corp. (a)	1,500	27,225
Centura Software Corp. (a)	1,900	19
Cerner Corp. (a)	3,600	174,564
Ceyoniq AG sponsored ADR (a)	1,996	8,243
Citrix Systems, Inc. (a)	13,400	441,530
Clarus Corp. (a)	1,000	7,240
Computer Associates International, Inc.	43,556	1,352,414
Compuware Corp. (a)	26,400	322,344
Concero, Inc. (a)	1,700	1,190
Concord Communications, Inc. (a)	1,200	11,940
Concur Technologies, Inc. (a)	3,000	3,480
Convera Corp. Class A (a)	400	1,460
Corio, Inc. (a)	7,600	4,712
Cornerstone Internet Solutions Co. (a)	4,900	123
Cray, Inc. (a)	16,500	34,650
Data Critical Corp. (a)	4,100	15,252
Datastream Systems, Inc. (a)	2,700	13,500
Datatec Systems, Inc. (a)	5,100	4,029
Datawatch Corp. (a)	1,134	1,588
Dendrite International, Inc. (a)	3,850	50,012
Digimarc Corp. (a)	1,100	14,960
DocuCorp International, Inc. (a)	20	70
Documentum, Inc. (a)	3,200	47,040
E.piphany, Inc. (a)	4,800	30,912
Eclipsys Corp. (a)	3,105	79,954
Ecometry Corp. (a)	2,900	4,089
Electronic Arts, Inc. (a)	9,300	536,703
Embarcadero Technologies, Inc. (a)	1,200	15,888
Enlighten Software Solutions, Inc. (a)	3,900	234
Entrust, Inc. (a)	7,900	34,365
Envision Development Corp. (a)	200	10
Epicor Software Corp. (a)	438	464
EPIQ Systems, Inc. (a)	3,900	78,078
ePresence, Inc. (a)	600	2,028
ESPS, Inc. (a)	4,000	2,920
Exchange Applications, Inc. (a)	3,300	1,122
Fair, Isaac & Co., Inc.	900	54,900
FileNET Corp. (a)	1,300	16,887
Fonix Corp. (a)	18,600	2,939
Fortel, Inc. (a)	9,900	1,287
General Magic, Inc. (a)	13,300	8,379
Geoworks Corp. (a)	1,000	890
Gerber Scientific, Inc.	3,800	39,900
GraphOn Corp. (a)	4,200	6,510
HealthCentral.com (a)	4,094	14,534
HNC Software, Inc.	1,200	25,332
HPL Technologies, Inc.	7,700	75,845
Hyperion Solutions Corp. (a)	2,995	46,572
i2 Technologies, Inc. (a)	27,880	185,681
ImaginOn, Inc. (a)	1,500	113
Imation Corp. (a)	3,000	74,850
Inet Technologies, Inc. (a)	12,500	71,250
Infogrames, Inc. (a)	5,000	43,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Informatica Corp. (a)	5,200	$ 39,832
Information Architects Corp. (a)	1,700	1,887
Information Management Association, Inc. (a)	5,000	5
Informax, Inc.	5,200	23,088
Inktomi Corp. (a)	23,400	92,664
Innoveda, Inc. (a)	1,600	2,240
InteliData Technologies Corp. (a)	4,700	19,317
IntelliCorp, Inc. (a)	6,000	3,900
Interactive Intelligence, Inc. (a)	2,100	13,020
Intertrust Technologies Corp. (a)	4,700	6,204
InterVoice-Brite, Inc. (a)	2,387	26,997
Intrusion.com, Inc. (a)	3,600	9,000
Intuit, Inc. (a)	14,231	537,647
J.D. Edwards & Co. (a)	6,600	57,420
Jack Henry & Associates, Inc.	9,400	240,640
JDA Software Group, Inc. (a)	3,400	63,444
Kronos, Inc. (a)	2,900	141,520
Latitude Communications, Inc. (a)	2,400	3,288
LeadingSide, Inc. (a)	3,100	19
Legato Systems, Inc. (a)	8,500	72,165
Level 8 Systems, Inc. (a)	1,500	3,600
Liberate Technologies (a)	5,600	80,192
Lightbridge, Inc. (a)	4,152	48,578
Lightspan, Inc. (a)	2,380	3,451
Macromedia, Inc. (a)	4,100	57,113
Manugistics Group, Inc. (a)	5,100	59,721
Mapics, Inc. (a)	700	4,893
MapInfo Corp. (a)	4,025	39,043
Mentor Graphics Corp. (a)	7,500	123,750
Mercator Software, Inc. (a)	2,000	4,600
Mercury Interactive Corp. (a)	5,700	153,957
MetaSolv, Inc. (a)	1,300	7,670
Micromuse, Inc. (a)	5,500	65,120
MICROS Systems, Inc. (a)	1,800	51,120
Microsoft Corp. (a)	432,925	24,698,371
MicroStrategy, Inc. Class A (a)	6,100	15,067
Momentum Business Applications Inc Class A (a)	52	921
MyTurn.com, Inc. (a)	9,100	82
National Instruments Corp. (a)	6,850	214,885
NEON Systems, Inc. (a)	900	4,950
NetIQ Corp. (a)	3,908	125,838
NetManage, Inc. (a)	8,100	3,807
Netsol International, Inc. (a)	100	17
Network Associates, Inc. (a)	14,361	227,622
Network-1 Security Solutions, Inc. (a)	2,100	2,730
Novell, Inc. (a)	26,073	118,632
Nuance Communications, Inc. (a)	4,500	46,980
Numerical Technologies, Inc. (a)	1,000	28,450
NVIDIA Corp. (a)	4,700	398,137

	Shares	Value (Note 1)
NYFIX, Inc. (a)	900	$ 14,229
ON Technology Corp. (a)	3,000	1,440
ONYX Software Corp. (a)	3,500	11,970
Opnet Technologies, Inc.	400	4,296
Optika, Inc. (a)	1,900	1,805
Oracle Corp. (a)	458,100	5,593,401
Parametric Technology Corp. (a)	19,700	143,613
Peerless Systems Corp. (a)	200	298
Pegasystems, Inc. (a)	100	336
PeopleSoft, Inc. (a)	21,540	742,699
Peregrine Systems, Inc. (a)	12,156	318,244
Pervasive Software, Inc. (a)	6,100	11,956
Phoenix Technologies Ltd. (a)	3,000	41,850
Plato Learning, Inc. (a)	100	2,650
Portal Software, Inc. (a)	17,500	32,550
PracticeWorks, Inc. (a)	900	7,425
Previo, Inc. (a)	25	80
Programmer's Paradise, Inc. (a)	1,200	4,800
Progress Software Corp. (a)	3,900	62,205
Pumatech, Inc. (a)	6,400	9,536
QRS Corp. (a)	1,450	20,344
Quadramed Corp. (a)	6,400	30,720
Quest Software, Inc. (a)	5,100	106,080
Radiant Systems, Inc. (a)	2,700	25,812
RadiSys Corp. (a)	2,200	36,564
Rational Software Corp. (a)	15,600	224,016
RAVISENT Technologies, Inc. (a)	4,600	7,728
Red Hat, Inc. (a)	14,800	52,392
Renaissance Learning, Inc. (a)	4,600	157,964
Resonate, Inc.	1,900	9,481
Reynolds & Reynolds Co. Class A	4,400	109,560
Rogue Wave Software, Inc. (a)	4,600	13,570
Roxio, Inc. (a)	6,788	123,202
RSA Security, Inc. (a)	3,300	63,492
SafeNet, Inc. (a)	400	3,304
Sagent Technology, Inc. (a)	6,300	10,710
Sanchez Computer Associates, Inc. (a)	1,300	10,077
ScanSoft, Inc. (a)	8,533	13,397
SeaChange International, Inc. (a)	2,250	50,918
Secure Computing Corp. (a)	3,900	58,305
Segue Software, Inc. (a)	1,900	3,078
SERENA Software, Inc. (a)	2,100	24,570
Siebel Systems, Inc. (a)	33,880	731,808
SignalSoft Corp.	1,600	7,136
Smith Micro Software, Inc. (a)	5,400	4,755
Sonic Foundry, Inc. (a)	1,800	3,240
SpeechWorks International, Inc.	2,000	16,520
SPSS, Inc. (a)	1,731	27,211
StarBase Corp. (a)	4,100	4,141
Structural Dynamics Research Corp. (a)	5,800	144,826
Sybase, Inc. (a)	14,447	198,935
Symantec Corp. (a)	4,490	193,025
Synopsys, Inc. (a)	4,565	210,629
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Systems & Computer Technology Corp. (a)	3,700	$ 49,321
Take-Two Interactive Software, Inc. (a)	7,400	122,840
Talarian Corp. (a)	5,200	7,332
Tarantella, Inc. (a)	4,200	2,142
TCSI Corp. (a)	8,200	8,036
THQ, Inc. (a)	3,000	159,450
TIBCO Software, Inc. (a)	14,100	120,837
Timberline Software Corp.	354	2,089
TradeStation Group, Inc. (a)	1,200	3,000
Transaction Systems Architects, Inc. Class A (a)	2,000	22,420
Ulticom, Inc. (a)	2,900	34,800
Unicomp, Inc. (a)	4,800	576
V-One Corp. (a)	5,800	6,148
VA Linux Systems, Inc. (a)	14,807	20,286
VERITAS Software Corp. (a)	30,146	865,793
Verity, Inc. (a)	5,700	60,420
Versant Corp. (a)	3,200	8,672
Versata, Inc. (a)	1,900	741
Vertel Corp. (a)	5,600	5,880
Viewpoint Corp. (a)	3,600	15,876
Visual Networks, Inc. (a)	6,000	19,740
Vitalworks, Inc. (a)	3,600	11,124
Voxware, Inc. (a)	9,500	1,805
Walker Interactive Systems, Inc. (a)	4,500	3,690
Wave Systems Corp. Class A (a)	2,100	5,040
Wind River Systems, Inc. (a)	4,250	64,600
Witness Systems, Inc. (a)	1,170	9,641
		46,361,457
TOTAL INFORMATION TECHNOLOGY		169,055,569
MATERIALS - 2.7%
Chemicals - 1.3%
A. Schulman, Inc.	2,300	31,717
Air Products & Chemicals, Inc.	17,600	746,240
Airgas, Inc. (a)	5,100	71,655
Albemarle Corp.	3,240	68,494
American Pacific Corp. (a)	800	5,320
American Vanguard Corp.	440	6,380
Arch Chemicals, Inc.	1,600	33,120
Atlantis Plastics, Inc. Class A (a)	600	1,728
Balchem Corp.	500	10,000
Cabot Corp.	4,600	185,702
Calgon Carbon Corp.	3,000	24,450
Cambrex Corp.	1,500	67,155
CFC International, Inc. (a)	600	2,016
ChemFirst, Inc.	1,200	29,040
Crompton Corp.	8,071	73,446
Cytec Industries, Inc. (a)	2,900	95,758

	Shares	Value (Note 1)
Dow Chemical Co.	71,043	$ 2,490,768
E.I. du Pont de Nemours & Co.	86,285	3,535,096
Eastman Chemical Co.	5,500	213,345
Eden Bioscience Corp.	5,600	58,632
Eimo Oyj sponsored ADR (a)	135	1,148
Engelhard Corp.	9,400	245,622
Environmental Technologies Corp. (a)	700	245
Ethyl Corp. (a)	400	516
Ferro Corp.	2,550	58,395
Flamemaster Corp.	400	2,040
FMC Corp. (a)	2,100	131,229
Georgia Gulf Corp.	2,300	38,226
Great Lakes Chemical Corp.	3,800	94,810
H.B. Fuller Co.	3,200	171,744
Hawkins, Inc.	1,000	8,400
Hercules, Inc.	9,500	107,350
IMC Global, Inc.	8,000	94,480
International Flavors & Fragrances, Inc.	6,900	208,035
International Specialty Products, Inc. (a)	5,000	46,500
LESCO, Inc.	3,100	34,410
Lubrizol Corp.	3,700	133,126
Lyondell Chemical Co.	8,200	111,602
MacDermid, Inc.	2,200	36,322
Material Sciences Corp. (a)	1,300	13,130
Millennium Chemicals, Inc.	4,700	63,168
Minerals Technologies, Inc.	1,500	65,550
Monsanto Co.	2,500	85,275
NL Industries, Inc.	3,500	56,525
Olin Corp.	3,300	54,648
OM Group, Inc.	1,700	110,687
Omnova Solutions, Inc.	3,100	20,863
Penford Corp.	600	6,444
Plymouth Rubber, Inc. Class A (a)	500	700
PolyOne Corp.	7,500	75,750
PPG Industries, Inc.	16,600	898,392
Praxair, Inc.	12,300	578,961
Quaker Chemical Corp.	700	14,700
Raven Industries, Inc.	2,100	35,889
Rohm & Haas Co.	17,096	613,917
RPM, Inc.	7,425	81,824
Sigma Aldrich Corp.	9,400	428,734
Solutia, Inc.	11,400	157,434
Southwall Technologies, Inc. (a)	800	4,160
Spartech Corp.	2,000	45,600
Stepan Co.	700	16,170
Summa Industries, Inc. (a)	500	5,500
Symyx Technologies, Inc. (a)	6,100	108,580
Terra Industries, Inc. (a)	400	1,320
The Scotts Co. Class A (a)	2,000	80,260
Valhi, Inc.	8,100	103,680
Valspar Corp.	3,200	118,880
W.R. Grace & Co. (a)	4,800	7,776
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
WD-40 Co.	900	$ 18,747
Zoltek Companies, Inc. (a)	800	2,912
		13,150,438
Construction Materials - 0.1%
Amcol International Corp.	400	2,400
Ameron International Corp.	300	21,795
Centex Construction Products, Inc.	800	25,568
Florida Rock Industries, Inc.	1,000	51,300
Lafarge Corp.	4,400	161,656
Martin Marietta Materials, Inc.	5,300	209,350
Puerto Rican Cement Co., Inc.	100	2,440
Texas Industries, Inc.	1,100	45,672
U.S. Aggregates, Inc.	400	272
U.S. Concrete, Inc. (a)	100	735
Vulcan Materials Co.	10,300	494,503
		1,015,691
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	600	16,200
Alltrista Corp. (a)	500	6,445
Aptargroup, Inc.	2,600	93,054
Ball Corp.	2,200	115,830
Bemis Co., Inc.	3,200	140,032
Caraustar Industries, Inc.	900	9,315
Chesapeake Corp.	500	13,850
Crown Cork & Seal, Inc.	11,900	41,055
Greif Brothers Corp. Class A	900	27,486
Ivex Packaging Corp. (a)	1,600	29,200
Liqui-Box Corp.	400	16,560
Longview Fibre Co.	2,200	27,522
Myers Industries, Inc.	1,815	22,960
Owens-Illinois, Inc. (a)	9,800	54,194
Packaging Corp. of America (a)	9,200	169,096
Pactiv Corp. (a)	15,700	249,316
Rock-Tenn Co. Class A	100	1,325
Sealed Air Corp. (a)	6,060	243,491
Silgan Holdings, Inc. (a)	300	6,543
Smurfit-Stone Container Corp. (a)	31,498	543,655
Sonoco Products Co.	15,350	398,486
Temple-Inland, Inc.	4,500	262,620
		2,488,235
Metals & Mining - 0.6%
AK Steel Holding Corp.	8,163	106,282
Alcoa, Inc.	68,432	2,608,628
Allegheny Technologies, Inc.	9,514	176,009
Arch Coal, Inc.	6,319	115,006
Bethlehem Steel Corp. (a)	23,904	34,900
Birmingham Steel Corp. (a)	1,100	1,089
Brush Engineered Materials, Inc.	100	1,470

	Shares	Value (Note 1)
Carbide/Graphite Group, Inc. (a)	5,000	$ 2,550
Carpenter Technology Corp.	1,200	34,776
Century Aluminum Co.	6,300	105,714
Cleveland-Cliffs, Inc.	3,000	50,400
Coeur d'Alene Mines Corp. (a)	9,300	7,719
Commercial Metals Co.	600	18,840
Commonwealth Industries, Inc.	500	3,150
CONSOL Energy, Inc.	5,400	140,400
Echo Bay Mines Ltd.	5,200	5,031
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	16,900	209,222
Gibraltar Steel Corp.	100	1,950
Hecla Mining Co. (a)	18,300	18,849
Homestake Mining Co.	21,000	173,880
Kaiser Aluminum Corp. (a)	1,400	4,844
Massey Energy Corp.	8,200	161,130
Meridian Gold, Inc. (a)	10,000	97,007
National Steel Corp. Class B	1,800	3,240
Newmont Mining Corp.	15,603	323,606
NS Group, Inc. (a)	800	5,760
Nucor Corp.	8,800	427,680
Oregon Steel Mills, Inc.	700	5,180
Peabody Energy Corp.	3,800	107,920
Phelps Dodge Corp.	5,672	223,477
Quanex Corp.	400	10,556
RTI International Metals, Inc. (a)	600	6,690
Ryerson Tull, Inc.	711	9,051
Steel Dynamics, Inc. (a)	2,300	30,705
Stillwater Mining Co. (a)	2,200	57,640
Synalloy Corp.	700	3,605
Titanium Metals Corp. (a)	4,100	42,599
Tremont Corp.	200	7,340
UCAR International, Inc. (a)	4,700	59,690
USEC, Inc.	15,100	110,230
USX - U.S. Steel Group	8,700	173,043
WHX Corp. (a)	500	1,000
Wolverine Tube, Inc. (a)	200	2,952
Worthington Industries, Inc.	11,700	163,800
		5,854,610
Paper & Forest Products - 0.5%
Boise Cascade Corp.	5,500	201,850
Bowater, Inc.	4,100	194,504
Buckeye Technologies, Inc. (a)	1,700	19,465
Georgia-Pacific Group	14,875	543,533
Georgia-Pacific Group - Timber Group	5,200	205,504
International Paper Co.	34,072	1,366,969
Louisiana-Pacific Corp.	10,600	112,572
Mead Corp.	6,400	212,736
P.H. Glatfelter Co.	1,300	20,722
Plum Creek Timber Co., Inc.	8,000	236,240
Pope & Talbot, Inc.	200	2,562
Potlatch Corp.	1,500	49,500
Rayonier, Inc.	1,500	69,750
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
Wausau-Mosinee Paper Corp.	1,800	$ 22,608
Westvaco Corp.	10,900	331,905
Weyerhaeuser Co.	20,100	1,140,675
Willamette Industries, Inc.	7,100	344,350
		5,075,445
TOTAL MATERIALS		27,584,419
TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 4.3%
Adelphia Business Solution, Inc. Class A (a)	900	1,517
Alaska Communication Systems Group, Inc. (a)	4,500	38,160
Allegiance Telecom, Inc. (a)	7,100	88,253
Allied Riser Communications Corp. (a)	1,300	260
ALLTEL Corp.	23,265	1,349,370
Arguss Communications, Inc. (a)	2,000	6,580
At Home Corp. Series A (a)	52,400	22,008
AT&T Corp.	274,881	5,233,734
AT&T Latin America Corp. (a)	1,000	2,720
BellSouth Corp.	158,200	5,900,860
Broadwing, Inc. (a)	14,398	258,588
C-Phone Corp. (a)	500	10
CenturyTel, Inc.	10,675	374,159
Choice One Communications, Inc. (a)	1,740	7,934
Citizens Communications Co. (a)	26,025	279,769
Commonwealth Telephone Enterprises, Inc. (a)	5,000	207,500
Covad Communications Group, Inc. (a)	18,825	11,860
CT Communications, Inc.	600	10,476
CTC Communications Group, Inc. (a)	3,000	21,150
Cypress Communications, Inc. (a)	252	378
DSET Corp. (a)	875	1,356
e.spire Communications, Inc. (a)	10,400	884
Electric Lightwave, Inc. Class A (a)	200	184
eShare Technologies, Inc. (a)	2,500	6,275
Fibernet Telecom Group, Inc. (a)	900	486
Focal Communications Corp. (a)	3,900	2,886
General Communications, Inc. Class A (a)	1,600	17,296
HickoryTech Corp.	300	5,208
I-Link Corp. (a)	9,000	3,240
IDT Corp.	1,500	18,225
Illuminet Holdings, Inc. (a)	5,600	185,920
Infonet Services Corp. Class B (a)	19,900	55,720
ITC DeltaCom, Inc. (a)	5,400	8,694
Level 3 Communications, Inc. (a)	43,300	165,406
Lexent, Inc. (a)	2,800	14,028
McLeodUSA, Inc. Class A (a)	51,284	64,105
Metromedia Fiber Network, Inc. Class A (a)	33,374	25,031

	Shares	Value (Note 1)
Mpower Holding Corp. (a)	2,850	$ 912
NEON Communications, Inc. (a)	3,500	13,475
Net2000 Communications, Inc. (a)	2,000	1,840
Network Plus Corp. (a)	2,100	4,578
NTELOS, Inc. (a)	300	4,986
OpticNet, Inc. (a)	1,200	0
Pac-West Telecomm, Inc. (a)	1,090	774
Primus Telecommunications Group, Inc. (a)	1,261	1,274
PTEK Holdings, Inc. (a)	8,216	25,223
Quentra Networks, Inc. (a)	1,000	3
Qwest Communications International, Inc.	128,935	2,772,103
RCN Corp. (a)	5,200	17,732
SBC Communications, Inc.	271,365	11,101,542
Sprint Corp. - FON Group	66,400	1,549,776
STAR Telecommunications, Inc. (a)	7,505	45
Talk America Holdings, Inc. (a)	6,400	3,520
Teligent, Inc. Class A (a)	5,000	600
Time Warner Telecom, Inc. Class A (a)	3,900	80,418
U.S. LEC Corp. Class A (a)	1,600	6,320
Verizon Communications, Inc.	217,402	10,870,100
Western Multiplex Corp. Class A	4,900	16,562
Williams Communications Group, Inc. (a)	57,131	94,266
WinStar Communications, Inc. (a)	7,400	296
World Access, Inc. (a)	3,534	49
WorldCom, Inc.:
MCI Group	14,909	192,177
WorldCom Group	223,458	2,873,670
WorldQuest Networks, Inc. (a)	310	636
XETA Technologies, Inc. (a)	2,000	11,680
XO Communications, Inc. Class A (a)	18,073	20,603
Z-Tel Technologies, Inc. (a)	1,100	1,266
		44,056,656
Wireless Telecommunication Services - 0.9%
Advanced Radio Telecom Corp. (a)	2,200	9
Aether Systems, Inc. (a)	12,800	113,280
AirGate PCS, Inc. (a)	1,800	106,092
Alamosa Holdings, Inc. (a)	6,850	107,751
American Tower Corp. Class A (a)	12,200	176,534
Aquis Communication Group, Inc. (a)	6,500	293
Arch Wireless, Inc. (a)	10,800	389
At Road, Inc.	19,300	43,425
AT&T Wireless Services, Inc. (a)	197,881	3,067,156
Boston Communications Group, Inc. (a)	5,900	100,595
Centennial Communications Corp. Class A (a)	6,600	77,088
Dobson Communications Corp. Class A (a)	2,150	31,713
EMS Technologies, Inc. (a)	2,000	30,500
GoAmerica, Inc. (a)	2,400	3,312
i3 Mobile, Inc. (a)	4,300	12,212
LCC International, Inc. (a)	2,300	11,868
Leap Wireless International, Inc. (a)	1,800	32,796
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Metricom, Inc. (a)	9,600	$ 17,472
Metro One Telecommunications, Inc. (a)	3,600	114,156
Motient Corp. (a)	2,200	748
Nextel Communications, Inc. Class A (a)	62,800	758,624
Nextel Partners, Inc. Class A (a)	19,600	200,900
o2wireless Solutions, Inc.	3,000	6,300
OmniSky Corp.	18,565	13,181
PanAmSat Corp. (a)	16,300	483,784
PNV, Inc. (a)	700	7
Price Communications Corp. (a)	5,165	92,867
Rural Cellular Corp. Class A (a)	2,000	69,240
Sprint Corp. - PCS Group Series 1 (a)	70,500	1,761,090
TeleCorp PCS, Inc. Class A (a)	20,068	270,918
Telephone & Data Systems, Inc.	4,200	433,650
Triton PCS Holdings, Inc. Class A (a)	7,400	263,440
U.S. Unwired, Inc. Class A (a)	9,000	100,890
United States Cellular Corp. (a)	6,000	310,500
Western Wireless Corp. Class A (a)	4,800	148,464
Wireless Facilities, Inc. (a)	13,200	109,559
		9,070,803
TOTAL TELECOMMUNICATION SERVICES		53,127,459
UTILITIES - 3.6%
Electric Utilities - 2.5%
AES Corp. (a)	41,333	1,368,949
Allegheny Energy, Inc.	8,400	370,272
Allete, Inc.	3,800	99,408
Alliant Energy Corp.	5,100	154,938
Ameren Corp.	12,500	515,625
American Electric Power Co., Inc.	26,400	1,208,328
Bangor Hydro-Electric Co.	200	5,314
Black Hills Corp.	1,400	44,450
Calpine Corp. (a)	21,600	713,232
Cinergy Corp.	14,600	470,120
Cleco Corp.	400	8,720
CMS Energy Corp.	11,300	265,098
Conectiv, Inc.	6,650	158,270
Consolidated Edison, Inc.	20,400	834,360
Constellation Energy Group, Inc.	13,900	417,278
Dominion Resources, Inc.	20,043	1,261,707
DPL, Inc.	7,969	206,796
DQE, Inc.	11,800	250,160
DTE Energy Co.	18,435	798,051
Duke Energy Corp.	60,000	2,358,600
Edison International	23,100	314,391
Entergy Corp.	15,800	608,616
Exelon Corp.	24,912	1,360,195
FirstEnergy Corp.	26,857	883,327
FPL Group, Inc.	14,700	798,945
GPU, Inc.	13,500	515,430

	Shares	Value (Note 1)
Hawaiian Electric Industries, Inc.	900	$ 35,712
IDACORP, Inc.	3,800	150,518
Kansas City Power & Light Co.	2,200	55,176
Mirant Corp.	24,809	710,778
Montana Power Co.	5,800	40,890
Niagara Mohawk Holdings, Inc. (a)	8,700	151,728
Northeast Utilities	10,600	206,700
NRG Energy, Inc. (a)	5,900	108,560
NSTAR	2,634	117,371
OGE Energy Corp.	3,000	65,850
Orion Power Holdings, Inc.	11,300	269,505
PG&E Corp.	28,500	467,400
Pinnacle West Capital Corp.	6,700	298,887
Potomac Electric Power Co.	5,600	125,944
PPL Corp.	10,010	433,934
Progress Energy, Inc.	18,998	792,027
Progress Energy, Inc. warrants 12/31/07 (a)	5,800	0
Public Service Co. of New Mexico	6,200	176,080
Public Service Enterprise Group, Inc.	20,000	926,000
Puget Energy, Inc.	4,000	99,120
Reliant Energy, Inc.	25,400	763,524
Reliant Resources, Inc.	13,400	263,712
RGS Energy Group, Inc.	1,000	38,550
Southern Co.	54,600	1,265,082
TECO Energy, Inc.	8,400	240,996
TXU Corp.	23,600	1,120,528
Unisource Energy Corp.	3,000	49,800
Wisconsin Energy Corp.	6,400	154,240
WPS Resources Corp.	100	3,340
Xcel Energy, Inc.	24,865	681,301
		25,803,833
Gas Utilities - 0.5%
AGL Resources, Inc.	2,600	55,380
Atmos Energy Corp.	1,500	32,400
El Paso Corp.	40,081	1,947,536
Energen Corp.	1,000	25,400
KeySpan Corp.	16,592	535,922
Kinder Morgan Management LLC	1,116	81,970
Kinder Morgan, Inc.	10,400	578,240
National Fuel Gas Co.	2,400	114,744
New Jersey Resources Corp.	500	22,500
Nicor, Inc.	7,900	306,204
NiSource, Inc.	15,604	393,377
Northwest Natural Gas Co.	3,400	85,000
ONEOK, Inc.	2,400	38,880
Peoples Energy Corp.	3,000	117,900
Piedmont Natural Gas Co., Inc.	1,400	45,570
Sempra Energy	20,573	557,323
Southern Union Co.	2,690	62,946
Southwest Gas Corp.	900	20,268
Southwestern Energy Co. (a)	800	10,000
TC Pipelines LP	700	18,025
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
UGI Corp.	4,200	$ 117,600
WGL Holdings, Inc.	2,300	62,123
		5,229,308
Multi-Utilities - 0.6%
Avista Corp.	4,400	71,588
Covanta Energy Corp. (a)	1,500	24,000
Dynegy, Inc. Class A	24,372	1,027,767
Energy East Corp.	5,905	124,359
Enron Corp.	58,200	2,036,418
MDU Resources Group, Inc.	4,300	122,464
NewPower Holdings, Inc.	4,300	17,200
Northwestern Corp.	1,400	31,010
Questar Corp.	7,400	167,536
SCANA Corp.	5,756	155,815
Sierra Pacific Resources	3,652	61,901
Utilicorp United, Inc.	7,800	250,848
Vectren Corp.	3,500	71,750
Western Resources, Inc.	11,600	211,120
Williams Companies, Inc.	40,105	1,305,418
		5,679,194
Water Utilities - 0.0%
American Water Works, Inc.	11,400	392,160
Philadelphia Suburban Corp.	2,900	80,040
		472,200
TOTAL UTILITIES		37,184,535
TOTAL COMMON STOCKS (Cost $1,172,987,533)		1,012,976,576
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Kimco Realty Corp. Series D, $1.875	36	1,062
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Price Enterprises, Inc. Series A, $1.40	100	1,499
TOTAL PREFERRED STOCKS (Cost $2,352)		2,561
Corporate Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 9% 11/4/04	-	$ 2,000	$ 1,790
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 10% 11/4/04	-	1,000	913
TOTAL CORPORATE BONDS (Cost $2,784)			2,703
U.S. Treasury Obligations - 0.9%

U.S. Treasury Bills, yield at date of purchase 3.31% to 3.47% 9/20/01 to 11/15/01 (c) (Cost $8,610,379)	-	8,639,000	8,613,700
Cash Equivalents - 12.1%
	Shares
Bankers Trust Daily Assets Institutional Fund, 3.81% (b) (Cost $123,458,917)	123,458,917	123,458,917
TOTAL INVESTMENT PORTFOLIO - 112.2% (Cost $1,305,061,965)		1,145,054,457
NET OTHER ASSETS - (12.2)%		(124,121,808)
NET ASSETS - 100%		$ 1,020,932,649
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
2 S&P ® Midcap 400 Index Contracts	Sept. 2001	$ 494,450	$ (1,312)
7 Russell 2000 ® Index Contracts	Sept. 2001	1,642,025	(23,717)
23 S&P 500 ® Stock Index Contracts	Sept. 2001	6,526,825	(221,013)
		$ 8,663,300	$ (246,042)

The face value of futures purchased as a percentage of net assets - 0.8%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,142,387.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $160,042,155 and $43,095,140, respectively.
The market value of futures contracts opened and closed during the period amounted to $164,065,344 and $183,327,126, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $7,248 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $1,010.
Income Tax Information

At August 31, 2001, the aggregate cost of investment securities for income tax purposes was $1,314,968,308. Net unrealized depreciation aggregated $169,913,851, of which $125,621,508 related to appreciated investment securities and $295,535,359 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $110,998,157) (cost $1,305,061,965) - See accompanying schedule		$ 1,145,054,457
Cash		149,681
Receivable for investments sold		288,114
Receivable for fund shares sold		2,488,009
Dividends receivable		1,276,225
Interest receivable		16
Redemption fees receivable		991
Receivable for daily variation on futures contracts		51,711
Other receivables		63,887
Total assets		1,149,373,091
Liabilities
Payable for investments purchased	$ 3,570,413
Payable for fund shares redeemed	1,237,616
Accrued management fee	28,842
Other payables and accrued expenses	144,654
Collateral on securities loaned, at value	123,458,917
Total liabilities		128,440,442
Net Assets		$ 1,020,932,649
Net Assets consist of:
Paid in capital		$ 1,193,109,848
Undistributed net investment income		5,513,620
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(17,437,269)
Net unrealized appreciation (depreciation) on investments		(160,253,550)
Net Assets, for 35,062,822 shares outstanding		$ 1,020,932,649
Net Asset Value, offering price and redemption price per share ($1,020,932,649 ÷ 35,062,822 shares)		$29.12

Statement of Operations

	Six months ended August 31, 2001 (Unaudited)
Investment Income Dividends		$ 6,284,386
Interest		377,733
Security lending		250,217
Total income		6,912,336
Expenses
Management fee	$ 1,239,990
Transfer agent fees	638,774
Accounting and security lending fees	138,106
Non-interested trustees' compensation	1,732
Registration fees	44,386
Audit	22,469
Legal	2,821
Reports to shareholders	48,145
Miscellaneous	1,108
Total expenses before reductions	2,137,531
Expense reductions	(855,324)	1,282,207
Net investment income		5,630,129
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(7,279,482)
Foreign currency transactions	(9)
Futures contracts	(920,862)	(8,200,353)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(79,856,312)
Futures contracts	998,993	(78,857,319)
Net gain (loss)		(87,057,672)
Net increase (decrease) in net assets resulting from operations		$ (81,427,543)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Total Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Operations Net investment income	$ 5,630,129	$ 9,990,951
Net realized gain (loss)	(8,200,353)	(7,409,595)
Change in net unrealized appreciation (depreciation)	(78,857,319)	(172,862,376)
Net increase (decrease) in net assets resulting from operations	(81,427,543)	(170,281,020)
Distributions to shareholders From net investment income	(1,928,112)	(8,840,290)
From net realized gain	-	(3,196,155)
In excess of net realized gain	-	(1,269,997)
Total distributions	(1,928,112)	(13,306,442)
Share transactions Net proceeds from sales of shares	220,952,246	668,588,764
Reinvestment of distributions	1,752,406	12,238,471
Cost of shares redeemed	(129,066,357)	(345,029,256)
Net increase (decrease) in net assets resulting from share transactions	93,638,295	335,797,979
Trading fees	89,754	156,573
Total increase (decrease) in net assets	10,372,394	152,367,090
Net Assets
Beginning of period	1,010,560,255	858,193,165
End of period (including undistributed net investment income of $5,513,620 and $2,345,098, respectively)	$ 1,020,932,649	$ 1,010,560,255
Other Information Shares
Sold	7,189,112	18,342,236
Issued in reinvestment of distributions	61,639	346,084
Redeemed	(4,246,268)	(9,568,649)
Net increase (decrease)	3,004,483	9,119,671

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2001	2000 F	1999	1998 E
Net asset value, beginning of period	$ 31.52	$ 37.41	$ 31.30	$ 27.78	$ 25.00
Income from Investment Operations
Net investment income D	.17	.35	.41	.41	.15
Net realized and unrealized gain (loss)	(2.51)	(5.77)	6.14	3.33	2.45
Total from investment operations	(2.34)	(5.42)	6.55	3.74	2.60
Less Distributions
From net investment income	(.06)	(.30)	(.29)	(.23)	(.08)
From net realized gain	-	(.13)	(.19)	(.28)	-
In excess of net realized gain	-	(.05)	-	-	-
Total distributions	(.06)	(.48)	(.48)	(.51)	(.08)
Trading fees added to paid in capital	.00	.01	.04	.29	.26
Net asset value, end of period	$ 29.12	$ 31.52	$ 37.41	$ 31.30	$ 27.78
Total Return B, C	(7.42)%	(14.61)%	21.13%	14.61%	11.48%
Ratios to Average Net Assets
Expenses before expense reductions	.40% A	.41%	.47%	.67%	1.67% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.26%	.27%	.25% A
Expenses net of all reductions	.25% A	.25%	.26%	.27%	.25% A
Net investment income	1.06% A	.97%	1.17%	1.40%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,020,933	$ 1,010,560	$ 858,193	$ 213,285	$ 38,842
Portfolio turnover rate	8% A	16%	11%	4%	7% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Life of fund
Spartan Extended Market Index	-5.67%	-31.40%	8.06%
Wilshire 4500 Completion	-5.89%	-32.24%	7.77%
Growth & Income Funds Average	-5.98%	-12.68%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's return to the performance of the Wilshire 4500 Completion Index (Wilshire 4500) - a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 includes all the stocks in the Wilshire 5000 except for stocks included in the S&P 500. To measure how the fund's performance stacked up against its peers, you can compare it to the growth & income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 1,073 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on the bottom of this page.(dagger)

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Life of fund
Spartan Extended Market Index	-31.40%	2.05%
Wilshire 4500 Completion	-32.24%	1.98%
Growth & Income Funds Average	-12.68%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

(dagger) The Lipper mid-cap core funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. The Lipper mid-cap supergroup average reflects the performance (excluding sales charges) of mutual funds with similar capitalization. As of August 31, 2001, the six month and one year cumulative total returns for the mid-cap core funds average were -2.22% and -12.23%. The one year average annual return was -12.23%. The six month and one year cumulative total returns for the mid-cap supergroup average were -6.24% and -21.61%. The one year average annual return was -21.61%.

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan Extended Market Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2001, the value of the investment would have grown to $10,806 - an 8.06% increase on the initial investment. For comparison, look at how the Wilshire 4500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,777 - a 7.77% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan Extended Market Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Spartan Extended Market Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc. (formerly Bankers Trust), sub-adviser of the fund.

Q. How did the fund perform, Jim?

A. For the six-month period that ended August 31, 2001, the fund returned -5.67%, while the Wilshire 4500 Completion Index returned -5.89%. The growth & income funds average followed by Lipper Inc. returned -5.98% during the same period. For the 12 months that ended August 31, 2001, the fund returned -31.40%, while the Wilshire index and Lipper average returned -32.24% and -12.68%, respectively.

Q. What factors set the tone for market performance during the past six months?

A. Market performance continued to reflect the difficult environment in which companies were operating. A weak economy - impeded by business spending cutbacks, job layoffs and persistent corporate earnings shortfalls - depressed most growth-oriented companies and checked market gains during the six-month period. The combined effects of last year's interest-rate hikes, higher energy prices, slowing productivity and rising labor costs spelled trouble for corporate profitability. Deteriorating global demand resulted in a build-up of unwanted inventories in several key sectors, particularly technology, which constrained profit growth. Excess capacity and a scarcity of available funding caused further contraction in capital spending - the source of economic growth in recent years - which really squeezed earnings throughout the sector. Aggressive monetary stimulus from the Federal Reserve Board in the form of seven interest-rate cuts thus far in 2001 - two of which were surprise, inter-meeting moves - did little to revive optimism on Wall Street, as concerns about waning consumer confidence and a more prolonged period of sluggishness in the U.S. economy weighed on investors' psyches. Despite a snapback in the spring, the Wilshire 4500 still finished the period in the red, due in large part to a group of technology and emerging telecommunications stocks that declined dramatically.

Q. What can you tell us about some of these stocks?

A. The same companies that fueled the tech bubble in 2000 - namely Juniper, Ciena and BEA Systems - hit the wall as business conditions soured and they were unable to support once-lofty valuations. Despite some pockets of strength, technology was again one of the worst performing sectors during the six-month period, down more than 28% and, with its considerable influence over the direction of the market, it helped lure the index into bear territory - about 44% off its peak. The troubled telecom sector - though the smallest component of the index - did the most damage, which is understandable given that several stocks, such as McLeodUSA and Level 3 Communications, suffered precipitous declines.

Q. What areas of the market seemed to attract investors?

A. Investors seemed unwilling to pay a premium for growth companies offering little-to-no earnings visibility, or growth for that matter. As such, given the murkiness surrounding most areas of technology - particularly communications-related hardware providers - market participants looked elsewhere for more attractive opportunities. Popular locations were among stable growth, economically sensitive cyclical and smaller-cap, value-oriented stocks. Small-to-medium sized firms were favored during the period for several reasons, including their lack of exposure to weakness in Europe, higher earnings expectations and lower valuations. That benefited the performance of smaller-cap stocks found in the Wilshire 4500 - a proxy for broad market performance outside of the S&P 500 - and an index with little exposure to weakness in the mega-cap universe. Cyclicals got the nod because of their tendency to outperform in anticipation of an improving economy. Some tech stocks fit that bill and presented compelling valuations. Semiconductor firms, such as NVIDIA and RF Micro Devices, performed quite well during the period, as did Web-based auction house eBay. Consumer confidence, spending and credit held up surprisingly well in the face of rising unemployment - due largely to falling interest rates - which was good news for the flagging economy, as well as for several bank, real estate and consumer stocks. Topping the respective lists were UnionBanCal, Equity Office and Hollywood Entertainment Corp.

Q. Jim, what's your outlook?

A. Equity markets must still contend with a weak near-term earnings outlook. Sluggish growth and narrowing profit margins should continue to drag on bottom lines as the economy works to unwind the excesses of the late-1990s boom. The Fed is slowing down the easing, aware that there are plenty of stimuli - both monetary and fiscal, in the form of a federal tax cut/rebates - already in the pipeline. The financial/monetary building blocks of an economic rebound appear to be falling into place. I expect market conditions to improve when the economy turns, but nothing like the nirvana that propelled equity returns in recent years is apt to re-emerge.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of stocks of small- to mid-capitalization United States companies

Fund number: 398

Trading symbol: FSEMX

Start date: November 5, 1997

Size: as of August 31, 2001, more than $453 million

Sub-adviser: Deutsche Asset Management, Inc. (formerly Bankers Trust), since inception

Semiannual Report

Spartan Extended Market Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class A	4.0	3.7
Liberty Media Corp. Class A	1.1	0.0
Cox Communications, Inc. Class A	0.9	0.8
United Parcel Service, Inc. Class B	0.7	0.2
General Motors Corp. Class H	0.6	0.6
eBay, Inc.	0.6	0.4
Equity Office Properties Trust	0.5	0.3
Gemstar-TV Guide International, Inc.	0.5	0.6
Goldman Sachs Group, Inc.	0.4	0.4
Genzyme Corp. - General Division	0.4	0.3
	9.7
Market Sectors as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.3	21.9
Consumer Discretionary	16.8	15.6
Information Technology	16.2	20.3
Health Care	13.2	11.4
Industrials	11.1	10.1
Energy	3.9	4.8
Utilities	3.5	3.5
Materials	3.4	2.9
Consumer Staples	3.4	2.9
Telecommunication Services	2.2	4.1

Semiannual Report

Spartan Extended Market Index Fund

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.7%
Aftermarket Technology Corp. (a)	7,000	$ 101,220
American Axle & Manufacturing Holdings, Inc. (a)	10,900	205,465
ArvinMeritor, Inc.	16,450	291,165
Bandag, Inc.	2,300	68,149
BorgWarner, Inc.	4,400	224,840
Boyds Wheels, Inc. (a)	800	2
Breed Technologies, Inc. (a)	2,500	113
Collins & Aikman Corp. (a)	7,500	45,375
Donnelly Corp. Class A	100	1,552
Dura Automotive Systems, Inc. Class A (a)	6,644	93,016
Exide Technologies	10,400	67,912
Federal Signal Corp.	10,500	217,140
Federal-Mogul Corp.	13,100	13,231
GenTek, Inc.	480	3,096
Gentex Corp. (a)	12,700	379,730
Hayes Lemmerz International, Inc. (a)	900	3,942
IMPCO Technologies, Inc. (a)	3,400	50,354
Intermet Corp.	14,900	76,735
Keystone Automotive Industries, Inc. (a)	7,300	107,456
Lear Corp. (a)	9,600	347,904
Lufkin Industries, Inc.	200	5,442
Midas, Inc.	1,400	19,600
Modine Manufacturing Co.	8,600	246,562
Noble International Ltd.	2,600	16,406
Sauer-Danfoss, Inc.	800	6,960
Shiloh Industries, Inc. (a)	400	2,756
Sports Resorts International, Inc. (a)	1,700	19,958
Standard Motor Products, Inc.	1,000	12,650
Strattec Security Corp. (a)	1,000	35,150
Superior Industries International, Inc.	6,200	237,770
TBC Corp. (a)	10,100	110,898
Tenneco Automotive, Inc.	4,900	18,228
Tower Automotive, Inc. (a)	7,100	91,022
Wabtec Corp.	3,283	45,601
		3,167,400
Automobiles - 0.0%
Coachmen Industries, Inc.	600	7,716
Monaco Coach Corp. (a)	1,100	32,230
Thor Industries, Inc.	350	11,095
Winnebago Industries, Inc.	2,200	63,580
		114,621
Distributors - 0.1%
Advanced Marketing Services, Inc.	4,800	77,760
ALL American Semiconductor, Inc. (a)	3,900	18,915
Andersons, Inc.	100	940
Brightpoint, Inc. (a)	25,300	90,827
Cellstar Corp. (a)	22,300	43,262
Ellet Brothers, Inc.	1,200	3,600
Handleman Co. (a)	1,000	15,460

	Shares	Value (Note 1)
Jaco Electronics, Inc. (a)	4,100	$ 21,238
Navarre Corp. (a)	3,500	3,675
WESCO International, Inc. (a)	5,100	39,525
		315,202
Hotels, Restaurants & Leisure - 2.3%
800 Travel Systems, Inc. (a)	900	657
Acres Gaming, Inc. (a)	6,300	20,160
AFC Enterprises, Inc.	7,500	171,750
Alliance Gaming Corp. (a)	6,100	120,231
American Classic Voyager Co. (a)	4,700	10,105
American Wagering, Inc. (a)	4,600	1,380
Ameristar Casinos, Inc. (a)	7,800	120,276
AMF Bowling, Inc. (a)	1,900	112
Anchor Gaming (a)	2,200	117,590
Applebee's International, Inc.	5,700	184,110
Argosy Gaming Co. (a)	7,300	217,029
ARK Restaurants Corp. (a)	100	950
Avado Brands, Inc. (a)	5,700	2,280
Aztar Corp. (a)	2,000	32,280
Bally Total Fitness Holding Corp. (a)	2,700	68,661
Benihana, Inc. Class A (a)	100	1,250
Bob Evans Farms, Inc.	9,200	205,528
Boca Resorts, Inc. Class A (a)	1,700	21,845
Boyd Gaming Corp. (a)	6,300	37,800
Brinker International, Inc. (a)	13,900	369,740
Buca, Inc. (a)	6,200	94,798
California Pizza Kitchen, Inc.	2,500	50,000
CBRL Group, Inc.	14,100	296,946
CEC Entertainment, Inc. (a)	3,200	120,480
Cedar Fair LP (depository unit)	2,700	54,405
Champps Entertainment, Inc. (a)	8,900	72,980
Chart House Enterprises, Inc. (a)	100	165
Cheap Tickets, Inc. (a)	7,300	119,720
Cheesecake Factory, Inc. (a)	6,225	189,240
Churchill Downs, Inc.	1,600	51,584
CKE Restaurants, Inc. (a)	8,643	56,871
Creative Host Services, Inc.	4,400	6,160
Creative Host Services, Inc.:
warrants 7/3/03 (a)	59	0
warrants 10/2/03 (a)	109	0
Crestline Capital Corp. (a)	2,170	66,402
Dave & Busters, Inc. (a)	900	6,723
Dover Downs Entertainment, Inc.	9,700	136,964
Elxsi Corp. (a)	100	600
Extended Stay America, Inc. (a)	21,500	354,535
Famous Dave's of America, Inc. (a)	7,200	65,181
Fine Host Corp. (a)	700	0
Friendly Ice Cream Corp. (a)	900	2,565
Frisch's Restaurants, Inc.	100	1,315
Garden Fresh Restaurant Corp. (a)	100	707
Gaylord Entertainment Co. (a)	2,400	67,512
Gtech Holdings Corp. (a)	5,300	174,794
IHOP Corp. (a)	600	16,140
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
International Game Technology (a)	100	$ 5,352
International Speedway Corp. Class A	10,610	433,843
Isle Capri Casinos, Inc. (a)	9,500	78,850
Jack in the Box, Inc. (a)	5,200	170,976
John Q. Hammons Hotels, Inc. Class A (a)	100	575
Krispy Kreme Doughnuts, Inc. (a)	8,300	256,055
Lakes Gaming, Inc. (a)	350	2,520
Landry's Seafood Restaurants, Inc.	4,200	72,660
Littlefield Corp. (a)	500	1,210
Lodgian, Inc. (a)	1,000	450
Lone Star Steakhouse & Saloon, Inc.	11,500	143,175
Luby's, Inc.	4,500	39,510
Mandalay Resort Group (a)	10,600	263,728
Marcus Corp.	950	13,205
Max & Ermas Restaurants, Inc. (a)	100	1,098
MGM Mirage, Inc. (a)	26,906	784,310
Mikohn Gaming Corp. (a)	8,500	58,225
Morton's Restaurant Group, Inc. (a)	100	1,575
MTR Gaming Group, Inc. (a)	8,800	96,448
Multimedia Games, Inc. (a)	3,200	59,040
NPC International, Inc. (a)	700	8,078
O'Charleys, Inc. (a)	6,650	119,767
Outback Steakhouse, Inc. (a)	10,400	304,200
P.F. Chang's China Bistro, Inc. (a)	1,600	71,200
Panera Bread Co. Class A (a)	3,400	127,840
Papa John's International, Inc. (a)	7,100	179,275
Park Place Entertainment Corp. (a)	58,400	620,792
Penn National Gaming, Inc. (a)	5,100	93,330
Pinnacle Entertainment, Inc. (a)	6,000	48,480
PopMail.com, Inc. (a)	1,060	122
Prime Hospitality Corp. (a)	14,960	171,741
Rare Hospitality International, Inc. (a)	2,900	60,349
Royal Caribbean Cruises Ltd.	32,400	756,216
Rubio's Restaurants, Inc. (a)	4,200	16,674
Ruby Tuesday, Inc.	6,400	116,480
Ryan's Family Steak Houses, Inc. (a)	10,900	189,769
Santa Barbara Restaurant Group, Inc. (a)	500	1,335
Schlotzskys, Inc. (a)	300	2,025
ShoLodge, Inc. (a)	100	590
Shuffle Master, Inc. (a)	6,325	106,260
Silicon Gaming, Inc. warrants 7/26/04 (a)	800	72
Six Flags, Inc. (a)	11,600	192,908
Sonic Corp. (a)	7,225	218,845
Speedway Motorsports, Inc. (a)	8,200	213,200
Station Casinos, Inc. (a)	8,200	108,650
Steak n Shake Co. (a)	969	9,642
Suburban Lodges of America, Inc. (a)	4,200	32,752
Sunterra Corp. (a)	2,400	408
Triarc Companies, Inc. Class A (a)	6,175	153,140

	Shares	Value (Note 1)
Trump Hotels & Casino Resorts, Inc. (a)	2,900	$ 5,568
United Leisure Corp. (a)	3,700	1,665
Vail Resorts, Inc. (a)	1,100	22,000
WMS Industries, Inc. (a)	4,200	89,376
Wyndham International, Inc. Class A (a)	7,215	17,100
		10,253,175
Household Durables - 1.4%
A.T. Cross & Co. Class A (a)	200	1,550
Advanced Lighting Technologies, Inc. (a)	2,400	8,304
Applica, Inc. (a)	2,700	30,375
Bassett Furniture Industries, Inc.	1,600	24,560
Beazer Homes USA, Inc. (a)	1,300	84,370
Blyth, Inc.	7,700	167,860
Boston Acoustics, Inc.	200	2,010
Boyds Collection, Ltd. (a)	6,000	55,800
Bush Industries, Inc. Class A	1,400	16,114
Cavalier Homes, Inc.	600	1,686
Champion Enterprises, Inc. (a)	4,100	43,050
Chromcraft Revington, Inc. (a)	1,500	13,635
Clayton Homes, Inc.	28,575	437,483
Cobra Electronics Corp. (a)	5,800	38,280
Crossmann Communities, Inc.	3,800	146,870
CSS Industries, Inc. (a)	500	12,750
D.R. Horton, Inc.	11,374	287,080
Department 56, Inc. (a)	2,600	24,310
Dixie Group, Inc. (a)	1,800	9,090
Dominion Homes, Inc. (a)	200	2,300
Enesco Group, Inc. (a)	10,800	59,940
Ethan Allen Interiors, Inc.	5,100	180,030
Falcon Products, Inc.	1,200	8,748
Fedders Corp.	4,500	21,375
Fleetwood Enterprises, Inc.	7,800	115,440
Flexsteel Industries, Inc.	900	10,251
Foamex International, Inc. (a)	800	6,352
Furniture Brands International, Inc. (a)	6,300	164,304
Harman International Industries, Inc.	4,800	197,280
Helen of Troy Corp. (a)	9,500	115,615
Hovnanian Enterprises, Inc. Class A (a)	7,500	106,500
Interface, Inc. Class A	15,000	87,750
Kimball International, Inc. Class B	1,600	24,224
Koala Corp. (a)	7,800	15,600
La-Z-Boy, Inc.	7,106	125,066
Lancaster Colony Corp.	9,250	300,625
Lennar Corp.	9,014	401,574
Libbey, Inc.	800	30,480
Lifetime Hoan Corp.	100	646
M.D.C. Holdings, Inc.	5,870	179,035
M/I Schottenstein Homes, Inc.	3,000	120,690
Matthews International Corp. Class A	500	22,050
Media Arts Group, Inc. (a)	600	1,830
Meritage Corp. (a)	2,500	123,750
Mestek, Inc. (a)	100	2,470
Metromedia International Group, Inc. (a)	3,535	8,201
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Mity Enterprises, Inc. (a)	700	$ 5,873
Modtech Holdings, Inc. (a)	425	3,987
Mohawk Industries, Inc. (a)	8,900	396,940
National Presto Industries, Inc.	900	25,335
National R.V. Holdings, Inc. (a)	1,500	18,465
NVR, Inc. (a)	1,200	193,200
Oakwood Homes Corp. (a)	7,600	58,520
Oneida Ltd.	450	8,213
Palm Harbor Homes, Inc. (a)	1,050	25,673
Pillowtex Corp. (a)	4,926	616
Recoton Corp. (a)	5,000	90,500
Royal Appliance Manufacturing Co. (a)	600	2,988
Russ Berrie & Co., Inc.	700	19,880
Ryland Group, Inc.	2,000	107,600
Salton, Inc. (a)	2,750	46,888
Schuler Homes, Inc. Class A (a)	8,900	124,155
Skyline Corp.	200	5,600
Springs Industries, Inc. Class A	5,200	238,628
Standard Pacific Corp.	4,500	105,615
Stanley Furniture Co., Inc. (a)	1,000	27,249
Sunbeam Corp. (a)	4,208	379
Sunbeam Corp. warrants 8/24/03 (a)	610	1
Swiss Army Brands, Inc. (a)	1,300	8,455
The Rowe Companies	2,010	4,603
Toll Brothers, Inc. (a)	5,400	198,720
Topps Co., Inc. (a)	14,000	161,000
Toro Co.	3,500	159,425
Universal Electronics, Inc. (a)	6,200	90,892
Vialta, Inc. Class A (a)	13,013	4,555
Virco Manufacturing Co.	1,585	16,643
WestPoint Stevens, Inc.	10,300	23,793
Yankee Candle Co., Inc. (a)	6,300	119,826
York Group, Inc. (a)	500	5,135
		6,136,655
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.COM, Inc. Class A (a)	7,800	99,840
Amazon.com, Inc. (a)	58,500	522,990
Ashford.com, Inc. (a)	5,300	742
Audible, Inc. (a)	4,200	1,932
barnesandnoble.com, Inc. Class A (a)	18,475	22,717
Beyond.com Corp. (a)	661	734
Blair Corp.	600	9,720
Bluefly, Inc. (a)	1,900	1,710
BUY.com, Inc. (a)	14,110	1,905
Coldwater Creek, Inc. (a)	3,200	80,256
Concepts Direct, Inc. (a)	1,500	3,600
Cyberian Outpost, Inc. (a)	8,700	3,132
dELiA*s Corp. Class A (a)	9,088	56,709
Drugstore.com, Inc. (a)	5,200	4,940
eBay, Inc. (a)	46,800	2,631,564
Genesis Direct, Inc. (a)	1,700	2

	Shares	Value (Note 1)
GSV, Inc. (a)	700	$ 154
Insight Enterprises, Inc. (a)	4,525	84,844
IPET Holdings, Inc. (a)	10,820	1,785
iPrint.com, Inc. (a)	3,300	792
J. Jill Group, Inc. (a)	3,600	63,000
L.L. Knickerbocker Co. (a)	76,300	1,602
Lands' End, Inc. (a)	3,600	138,312
LearningStar Corp. (a)	725	1,523
Lillian Vernon Corp.	500	4,375
MediaBay, Inc. (a)	500	380
MotherNature.com, Inc.	6,400	646
Network Commerce, Inc. (a)	413	107
PC Mall, Inc. (a)	3,800	11,020
Photoworks, Inc. (a)	8,700	1,740
PlanetRX.com, Inc. (a)	1,975	207
Priceline.com, Inc. (a)	30,800	170,016
Provell, Inc. Class A (a)	1,600	5,360
Right Start, Inc. (a)	1,400	5,600
School Specialty, Inc. (a)	5,301	161,410
SciQuest.com, Inc. (a)	8,500	7,650
Shop At Home, Inc. (a)	6,600	21,120
Spiegel, Inc. Class A (non-vtg.)	28,000	282,800
Stamps.com, Inc. (a)	16,800	40,656
Student Advantage, Inc. (a)	15,000	28,950
Systemax, Inc. (a)	3,500	7,595
Ticketmaster Class B (a)	14,100	230,535
Value America, Inc. (a)	13,300	80
ValueVision International, Inc. Class A (a)	9,400	170,328
Webvan Group, Inc. (a)	38,095	133
		4,885,213
Leisure Equipment & Products - 0.3%
Action Performance Companies, Inc. (a)	2,500	69,125
Adams Golf, Inc. (a)	10,200	6,605
Aldila, Inc. (a)	900	1,620
Anthony & Sylvan Pools Corp.	39	320
Arctic Cat, Inc.	900	14,445
Callaway Golf Co.	9,200	166,704
Cannondale Corp. (a)	300	921
Coastcast Corp.	300	1,524
Concord Camera Corp. (a)	12,700	73,660
Direct Focus, Inc. (a)	5,250	147,000
Equity Marketing, Inc. (a)	2,300	31,050
Global Technologies Ltd. Class A (a)	2,550	969
Huffy Corp. (a)	7,300	56,575
JAKKS Pacific, Inc. (a)	3,000	52,650
K2, Inc. (a)	500	4,300
Marine Products Corp.	1,140	5,358
Marvel Enterprises, Inc. (a)	1,000	2,800
Meade Instruments Corp. (a)	4,300	22,833
Midway Games, Inc. (a)	3,398	49,781
Oakley, Inc. (a)	9,100	124,215
Parkervision, Inc. (a)	3,900	77,883
Pinnacle Systems, Inc. (a)	16,200	87,480
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Play By Play Toys & Novelties, Inc. (a)	3,400	$ 272
Polaris Industries, Inc.	2,200	110,770
Polaroid Corp.	11,300	15,481
Racing Champions Corp. (a)	10,400	65,000
Rawlings Sporting Goods, Inc. (a)	5,800	24,360
RockShox, Inc. (a)	20,900	7,315
Saf T Lok, Inc. (a)	1,700	1,207
SCP Pool Corp. (a)	5,025	190,548
Steinway Musical Instruments, Inc. (a)	200	3,460
Sturm Ruger & Co., Inc.	800	7,960
Toymax International, Inc. (a)	3,100	3,751
		1,427,942
Media - 7.0%
4Kids Entertainment, Inc. (a)	2,000	56,000
Ackerley Group, Inc. (a)	700	9,457
Acme Communications, Inc. (a)	6,800	42,432
ACT Teleconferencing, Inc. (a)	2,700	17,145
ACTV, Inc. (a)	3,700	9,768
Adelphia Communications Corp. Class A (a)	25,971	819,385
ADVO, Inc. (a)	3,800	138,320
AMC Entertainment, Inc. (a)	1,400	16,464
American Coin Merchandising, Inc. (a)	300	1,752
APAC Customer Services, Inc. (a)	6,300	18,270
Ballantyne of Omaha, Inc. (a)	30	20
Beasley Broadcast Group, Inc. Class A (a)	4,400	56,980
Belo Corp. Series A	22,800	415,872
Brilliant Digital Entertainment, Inc. (a)	4,500	1,800
Cablevision Systems Corp.	22,438	1,047,855
Carmike Cinemas, Inc. Class A (a)	2,200	891
Catalina Marketing Corp. (a)	8,300	272,489
Championship Auto Racing Teams, Inc. (a)	5,500	83,160
Charter Communications, Inc. Class A (a)	50,400	1,018,080
Classic Communications, Inc. Class A (a)	4,600	966
Cox Communications, Inc. Class A (a)	96,631	3,842,049
Cox Radio, Inc. Class A (a)	4,000	100,040
Cumulus Media, Inc. Class A (a)	8,400	106,260
Digital Generation Systems, Inc. (a)	5,100	9,486
E.W. Scripps Co. Class A	15,100	988,295
EchoStar Communications Corp. Class A (a)	38,700	1,089,792
Emmis Communications Corp. Class A (a)	5,800	139,084
Engage, Inc. (a)	38,600	8,492
Entercom Communications Corp. Class A (a)	6,100	255,163
Entravision Communications Corp. Class A	6,800	82,484
eVision USA.com, Inc. (a)	7,000	525
Fox Entertainment Group, Inc. Class A (a)	29,800	730,696

	Shares	Value (Note 1)
Franklin Electronic Publishers, Inc. (a)	2,500	$ 4,500
Gemstar-TV Guide International, Inc. (a)	69,529	2,062,230
General Motors Corp. Class H	147,800	2,756,470
Getty Images, Inc. (a)	6,700	107,334
Granite Broadcasting Corp. (non vtg.) (a)	3,800	7,752
Grey Global Group, Inc.	300	188,100
HA-LO Industries, Inc. (a)	4,700	165
Harris Interactive, Inc. (a)	4,200	10,080
Harte-Hanks, Inc.	13,500	321,840
Hearst-Argyle Television, Inc. (a)	14,083	286,167
Hispanic Broadcasting Corp. (a)	18,400	379,776
Hollinger International, Inc. Class A	21,400	279,270
Hungry Minds, Inc. (a)	700	4,242
Image Entertainment, Inc. (a)	800	1,960
Individual Investor Group, Inc. (a)	900	108
Innotrac Corp. (a)	3,400	22,814
Insight Communications, Inc. Class A (a)	10,600	241,574
Interactive Data Corp.	11,800	140,420
Interep National Radio Sales, Inc. Class A (a)	3,100	17,360
j2 Communications (a)	600	6,150
John Wiley & Sons, Inc. Class A	6,500	130,975
Journal Register Co. (a)	12,000	212,160
K-Tel International, Inc. (a)	8,900	935
Key3Media Group, Inc. (a)	6,200	49,290
Kushner Locke Co. (a)	5,900	384
Lamar Advertising Co. Class A (a)	13,700	439,770
Laser-Pacific Media Corp. (a)	1,800	8,439
Leapnet, Inc. (a)	1,157	1,504
Lee Enterprises, Inc.	5,400	178,416
Liberty Corp.	592	24,154
Liberty Digital, Inc. Class A (a)	11,700	58,500
Liberty Livewire Corp. Class A (a)	560	6,065
Liberty Media Corp. Class A (a)	322,900	4,908,080
Liberty Satellite & Technology, Inc.:
Class A (a)	4,700	9,964
Class B (a)	5,300	10,865
LodgeNet Entertainment Corp. (a)	4,800	103,632
Macrovision Corp. (a)	7,700	335,797
Marketing Services Group, Inc. (a)	1,400	1,218
Martha Stewart Living Omnimedia, Inc. Class A (a)	4,100	75,686
Media General, Inc. Class A	5,000	248,500
Mediacom Communications Corp. Class A (a)	14,750	254,880
Metro-Goldwyn-Mayer, Inc. (a)	41,000	697,000
Nelson Thomas, Inc.	200	1,444
Netcentives, Inc. (a)	13,300	1,197
NTL, Inc. (a)	42,843	212,501
NTN Communications, Inc. (a)	5,300	3,922
Nucentrix Broadband Networks, Inc. (a)	1,300	11,765
On Command Corp. (a)	1,100	4,180
Pacific Chemical, Inc. (a)	100	0
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Pacific Systems Control Technology, Inc. (a)	4,600	$ 690
Paxson Communications Corp. Class A (a)	4,600	43,930
Pegasus Communications Corp. (a)	7,000	80,500
Penton Media, Inc.	8,400	105,840
Pixar (a)	10,000	417,000
Platinum Entertainment, Inc. (a)	500	2
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,200	16,380
Point.360 (a)	2,600	3,250
PRIMEDIA, Inc. (a)	39,084	189,557
Princeton Video Image, Inc. (a)	7,800	31,512
Pulitzer, Inc.	1,000	49,500
R.H. Donnelley Corp. (a)	5,800	174,000
Radio One, Inc. Class A (a)	7,200	110,376
Radio Unica Communications Corp. (a)	1,600	3,552
Reader's Digest Association, Inc. Class A (non-vtg.)	18,300	342,210
Regent Communication, Inc. (a)	9,200	72,220
Rentrak Corp. (a)	400	1,280
RnetHealth, Inc. (a)	1,400	34
Salem Communications Corp. Class A (a)	5,700	120,270
Scholastic Corp. (a)	8,100	315,333
Simon Worldwide, Inc. (a)	3,600	1,224
Sinclair Broadcast Group, Inc. Class A (a)	14,000	138,600
Sirius Satellite Radio, Inc. (a)	5,600	37,240
SITEL Corp. (a)	2,500	4,125
Sonic Solutions, Inc. (a)	4,600	7,452
Source Information Management Co. (a)	5,400	30,024
Spanish Broadcasting System, Inc. Class A (a)	12,900	120,099
Team Communications Group, Inc. (a)	3,900	1,014
Telespectrum Worldwide, Inc. (a)	5,300	1,484
The McClatchy Co. Class A	5,700	245,100
TiVo, Inc. (a)	12,200	70,882
UnitedGlobalCom, Inc. Class A (a)	9,800	45,766
USA Networks, Inc. (a)	52,222	1,209,462
Valley Media, Inc. (a)	4,300	5,805
Value Line, Inc.	300	13,200
Washington Post Co. Class B	1,774	1,017,389
Westwood One, Inc. (a)	18,200	518,700
Wink Communications, Inc. (a)	8,500	13,090
World Wrestling Federation Entertainment, Inc. Class A (a)	5,200	58,760
XM Satellite Radio Holdings, Inc. Class A (a)	6,900	69,345
Young Broadcasting, Inc. Class A (a)	4,500	102,375
YouthStream Media Networks, Inc. (a)	1,300	1,976
		31,999,555

	Shares	Value (Note 1)
Multiline Retail - 0.6%
99 Cents Only Stores (a)	6,961	$ 212,937
Ames Department Stores, Inc. (a)	16,200	11,178
BJ's Wholesale Club, Inc. (a)	10,900	534,100
Bon-Ton Stores, Inc. (a)	3,600	9,108
Bradlees, Inc. (a)	3,100	31
Dollar Tree Stores, Inc. (a)	17,050	404,597
Elder Beerman Stores Corp. (a)	2,700	10,666
Factory 2-U Stores, Inc. (a)	4,100	91,676
Fred's, Inc. Class A	5,231	150,444
Gottschalks, Inc. (a)	300	915
Mazel Stores, Inc. (a)	500	1,500
Neiman Marcus Group, Inc. Class A (a)	10,800	343,548
Pricesmart, Inc. (a)	500	21,500
Ross Stores, Inc.	12,500	366,250
Saks, Inc. (a)	29,513	308,411
ShopKo Stores, Inc. (a)	7,300	66,211
Stein Mart, Inc. (a)	13,800	109,020
Tuesday Morning Corp. (a)	10,900	154,562
Value City Department Stores, Inc. (a)	700	2,926
		2,799,580
Specialty Retail - 2.6%
Aaron Rents, Inc. Class A	100	1,527
Abercrombie & Fitch Co. Class A (a)	15,300	464,202
AC Moore Arts & Crafts, Inc. (a)	100	1,464
American Eagle Outfitters, Inc. (a)	10,275	264,581
AnnTaylor Stores Corp. (a)	3,200	107,200
AutoNation, Inc. (a)	56,700	610,092
Barnes & Noble, Inc. (a)	9,400	380,418
bebe Stores, Inc. (a)	4,200	127,512
Big Dog Holdings, Inc. (a)	49	164
Blockbuster, Inc. Class A	5,200	111,592
Blue Rhino Corp. (a)	3,000	9,360
Books-A-Million, Inc. (a)	8,200	24,600
Borders Group, Inc. (a)	10,600	246,556
Brookstone Co., Inc. (a)	700	9,730
Building Material Holding Corp. (a)	1,200	17,100
Burlington Coat Factory Warehouse Corp.	3,900	63,531
Cato Corp. Class A	7,800	136,656
CDW Computer Centers, Inc. (a)	14,900	607,920
Charlotte Russe Holding, Inc. (a)	3,200	62,976
Charming Shoppes, Inc. (a)	28,000	190,960
Chico's FAS, Inc. (a)	3,450	130,410
Christopher & Banks Corp. (a)	2,400	68,568
Claire's Stores, Inc.	4,600	79,902
Cole National Corp. Class A (a)	900	12,870
CompuCom Systems, Inc. (a)	12,900	38,829
Copart, Inc. (a)	9,300	229,059
Cost Plus, Inc. (a)	2,975	69,913
CSK Auto Corp. (a)	2,800	23,940
Deb Shops, Inc.	1,300	29,367
Discount Auto Parts, Inc. (a)	4,900	71,050
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Dress Barn, Inc. (a)	6,000	$ 139,140
E Com Ventures, Inc. (a)	4,600	4,232
Electronics Boutique Holding Corp. (a)	5,600	233,240
Emerging Vision, Inc. (a)	5,700	1,254
Finish Line, Inc. Class A (a)	8,000	78,000
Finlay Enterprises, Inc. (a)	800	9,040
Footstar, Inc. (a)	3,000	117,330
Friedmans, Inc. Class A	3,200	30,944
Gadzooks, Inc. (a)	5,300	74,942
Gaiam, Inc. Class A (a)	4,000	75,320
Galyan's Trading Co., Inc.	5,700	68,400
Gart Sports Co. (a)	4,400	68,640
Genesco, Inc. (a)	2,100	48,300
Good Guys, Inc. (a)	4,600	15,502
Goody's Family Clothing, Inc. (a)	1,100	5,280
Grow Biz International, Inc. (a)	1,800	13,500
GTSI Corp. (a)	6,400	38,976
Guitar Center, Inc. (a)	7,500	104,625
Gymboree Corp. (a)	11,300	88,140
Hancock Fabrics, Inc.	8,200	69,208
Haverty Furniture Companies, Inc.	2,000	27,960
Hibbett Sporting Goods, Inc. (a)	3,100	84,630
Hollywood Entertainment Corp. (a)	8,300	99,600
HomeBase, Inc. (a)	16,900	31,941
Hot Topic, Inc. (a)	2,600	86,450
Hughes Supply, Inc.	7,000	191,450
iGo Corp. (a)	7,400	2,960
Intimate Brands, Inc. Class A	78,760	1,083,738
Jo-Ann Stores, Inc. Class A (a)	1,500	7,200
Just for Feet, Inc. (a)	4,100	16
Lawson Products, Inc.	300	8,550
Lechters, Inc. (a)	12,900	1,032
Linens 'N Things, Inc. (a)	4,500	117,000
Lithia Motors, Inc. Class A (a)	900	15,120
Little Switzerland, Inc. (a)	12,500	29,375
Major Automotive Companies, Inc. (a)	1,420	3,962
Michaels Stores, Inc. (a)	5,400	226,908
MicroAge, Inc. (a)	7,500	38
Micros-To-Mainframes, Inc. (a)	1,200	1,404
Monro Muffler Brake, Inc. (a)	1,105	14,288
Movie Gallery, Inc. (a)	3,800	100,700
Natural Wonders, Inc. (a)	4,100	12
Neff Corp. Class A (a)	1,800	1,620
Nutraceutical International Corp. (a)	600	2,814
O'Reilly Automotive, Inc. (a)	8,800	274,560
Officemax, Inc. (a)	12,600	58,968
Pacific Sunwear of California, Inc. (a)	3,200	52,640
Paul Harris Stores, Inc. (a)	200	14
Payless ShoeSource, Inc. (a)	3,282	191,242
PC Connection, Inc. (a)	6,450	63,468
PETsMART, Inc. (a)	27,600	218,868

	Shares	Value (Note 1)
Pier 1 Imports, Inc.	11,250	$ 136,688
Pomeroy Computer Resources, Inc. (a)	4,200	58,380
Regis Corp.	11,000	229,350
Rent-A-Center, Inc. (a)	3,900	105,300
Rent-Way, Inc. (a)	1,811	13,583
Restoration Hardware, Inc. (a)	9,400	33,652
Rex Stores Corp. (a)	4,350	73,341
Select Comfort Corp. (a)	2,600	3,146
Sharper Image Corp. (a)	5,100	51,000
Software Spectrum, Inc. (a)	3,200	32,701
Sonic Automotive, Inc. Class A (a)	2,700	47,520
Stage Stores, Inc. (a)	800	4
Syms Corp. (a)	300	1,752
Talbots, Inc.	9,000	334,080
The Bombay Company, Inc. (a)	18,700	56,848
The Buckle, Inc. (a)	650	13,000
The Childrens Place Retail Stores, Inc. (a)	6,600	171,600
The Men's Wearhouse, Inc. (a)	6,265	159,131
The Sports Authority, Inc. (a)	16,300	77,425
Too, Inc. (a)	3,300	90,816
Tractor Supply Co. (a)	1,300	31,070
Transportation World Entertainment Corp. (a)	13,350	114,810
Tweeter Home Entertainment Group, Inc. (a)	3,200	81,984
Ugly Duckling Corp. (a)	200	852
Ultimate Electronics, Inc. (a)	3,600	99,900
United Auto Group, Inc. (a)	1,800	35,910
United Rentals, Inc. (a)	10,885	253,076
United Retail Group, Inc. (a)	500	4,250
Urban Outfitters, Inc. (a)	1,400	22,386
Venator Group, Inc. (a)	20,200	362,590
West Marine, Inc. (a)	6,700	82,946
Wet Seal, Inc. Class A (a)	3,150	62,969
Whitehall Jewellers, Inc. (a)	1,650	19,371
Williams-Sonoma, Inc. (a)	7,900	251,220
Wilsons Leather Experts, Inc. (a)	6,750	125,483
Wolohan Lumber Co.	100	1,500
Zale Corp. (a)	4,100	135,710
Zones, Inc. (a)	3,500	3,850
		11,853,784
Textiles & Apparel - 0.7%
Ashworth, Inc. (a)	10,100	61,111
Brown Shoe Co., Inc.	5,700	86,070
Burlington Industries, Inc. (a)	2,000	2,960
Candies, Inc. (a)	700	2,198
Charles & Colvard Ltd. (a)	4,200	4,788
Coach, Inc.	6,800	246,840
Columbia Sportswear Co. (a)	6,600	215,556
Cone Mills Corp. (a)	800	1,160
Cutter & Buck, Inc. (a)	7,600	39,064
Deckers Outdoor Corp. (a)	100	440
Delta Apparel, Inc.	80	1,448
Delta Woodside Industries, Inc. (a)	800	640
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Textiles & Apparel - continued
Donna Karan International, Inc. (a)	700	$ 7,427
Everlast Worldwide, Inc. (a)	200	500
Fossil, Inc. (a)	7,225	148,185
G-III Apparel Group Ltd. (a)	1,200	11,005
Galey & Lord, Inc. (a)	400	420
Guess?, Inc. (a)	3,200	23,840
Guilford Mills, Inc. (a)	700	910
Haggar Corp.	300	3,615
Hartmarx Corp. (a)	1,100	3,828
Jones Apparel Group, Inc. (a)	18,926	603,739
K-Swiss, Inc. Class A	3,800	129,504
Kellwood Co.	8,000	174,080
Kenneth Cole Productions, Inc. Class A (a)	6,050	112,954
Maxwell Shoe Co., Inc. Class A (a)	2,500	39,874
Mossimo, Inc. (a)	800	2,544
Movado Group, Inc.	5,600	102,200
Nautica Enterprises, Inc. (a)	10,100	141,905
Oshkosh B'Gosh, Inc. Class A	4,330	134,100
Oxford Industries, Inc.	100	2,215
Phillips-Van Heusen Corp.	9,700	143,269
Polo Ralph Lauren Corp. Class A (a)	4,700	111,484
Polymer Group, Inc.	5,800	11,194
Quaker Fabric Corp. (a)	7,950	65,031
Quiksilver, Inc. (a)	1,650	37,983
Samsonite Corp. (a)	2,743	4,526
Saucony, Inc. Class B (a)	1,400	8,666
Skechers U.S.A., Inc. Class A (a)	2,200	46,090
Sport-Haley, Inc. (a)	100	248
Steven Madden Ltd. (a)	5,100	75,276
Stride Rite Corp.	4,400	37,400
Superior Uniform Group, Inc.	100	955
Tarrant Apparel Group (a)	1,600	8,944
Timberland Co. Class A (a)	5,000	168,300
Tropical Sportswear International Corp. (a)	900	18,252
Unifi, Inc. (a)	4,800	47,088
Uniroyal Technology Corp. (a)	7,200	41,616
Vans, Inc. (a)	4,900	78,106
Warnaco Group, Inc. Class A	12,664	1,710
Wellman, Inc.	4,200	63,000
Wolverine World Wide, Inc.	3,500	65,135
		3,339,393
TOTAL CONSUMER DISCRETIONARY		76,292,520
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	500	5,755
Coca-Cola Bottling Co. Consolidated	200	8,070
Constellation Brands, Inc. Class A (a)	5,400	228,690

	Shares	Value (Note 1)
Golden State Vintners, Inc. Class B (a)	500	$ 2,835
Hawaiian Natural Water Co., Inc. (a)	100	20
Lancer Corp. (a)	100	575
National Beverage Corp. (a)	200	2,080
PepsiAmericas, Inc.	21,000	329,700
Robert Mondavi Corp. Class A (a)	3,500	147,875
		725,600
Food & Drug Retailing - 0.7%
7-Eleven, Inc. (a)	16,200	205,416
Casey's General Stores, Inc.	13,800	175,950
Duane Reade, Inc. (a)	3,800	134,520
Fleming Companies, Inc.	6,100	180,560
Fresh Brands, Inc.	100	1,505
Grand Union Co. (a)	7,700	31
Great Atlantic & Pacific Tea, Inc.	3,300	61,149
Ingles Markets, Inc. Class A	600	7,794
Longs Drug Stores Corp.	3,800	98,344
Marsh Supermarkets, Inc. Class B	100	1,420
Nash-Finch Co.	4,500	158,400
NuCo2, Inc. (a)	2,200	25,630
Pathmark Stores, Inc. (a)	8,600	208,550
Performance Food Group Co. (a)	8,700	293,712
Phar-Mor, Inc. (a)	4,200	2,730
Rite Aid Corp. (a)	83,800	665,372
Ruddick Corp.	4,100	68,675
Smart & Final, Inc. (a)	700	7,735
Spartan Stores, Inc. (a)	7,800	91,494
United Natural Foods, Inc. (a)	6,300	113,526
Weis Markets, Inc.	3,700	111,037
Whole Foods Market, Inc. (a)	8,400	295,596
Wild Oats Markets, Inc. (a)	8,975	80,057
		2,989,203
Food Products - 1.7%
American Italian Pasta Co. Class A (a)	4,700	215,730
Aurora Foods, Inc. (a)	18,400	77,096
Bridgford Foods Corp.	110	1,447
Bunge Ltd.	14,000	255,780
Central Garden & Pet Co. Class A (a)	3,600	32,904
Chiquita Brands International, Inc. (a)	4,000	4,280
Corn Products International, Inc.	7,800	257,400
Dean Foods Co.	5,632	242,796
Del Monte Foods Co. (a)	3,300	29,634
Delta & Pine Land Co.	3,266	65,973
Dole Food Co., Inc.	13,600	326,264
Dreyer's Grand Ice Cream, Inc.	7,800	233,376
Flowers Foods, Inc. (a)	3,520	142,208
Fresh Del Monte Produce Inc. (a)	11,400	169,290
Gardenburger, Inc. (a)	5,600	3,304
Green Mountain Coffee, Inc. (a)	2,900	85,434
Hain Celestial Group, Inc. (a)	3,948	88,672
Horizon Organic Holding Corp. (a)	7,400	81,400
Hormel Foods Corp.	27,400	697,878
IBP, Inc.	15,308	382,700
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
Imperial Sugar Co. (a)	2,062	$ 159
International Multifoods Corp.	700	14,504
Interstate Bakeries Corp.	12,500	308,750
J&J Snack Food Corp. (a)	100	2,255
J.M. Smucker Co.	800	22,384
Kraft Foods, Inc. Class A	47,300	1,525,425
Lance, Inc.	8,500	119,850
M&F Worldwide Corp. (a)	300	1,689
McCormick & Co., Inc. (non-vtg.)	14,000	632,800
Midwest Grain Products, Inc.	200	1,870
Monterey Pasta Co. (a)	4,600	32,660
Northland Cranberries, Inc. Class A (a)	4,500	3,912
Opta Food Ingredients, Inc. (a)	2,500	3,875
Pierre Foods, Inc. (a)	38	83
Pilgrims Pride Corp. Class B	900	13,095
Purina Mills, Inc. (a)	3,600	81,828
Ralcorp Holdings, Inc. (a)	1,650	33,363
Riviana Foods, Inc.	400	7,132
Sanderson Farms, Inc.	200	2,776
Seminis, Inc. Class A (a)	14,100	22,560
Sensient Technologies Corp.	12,600	277,074
Smithfield Foods, Inc. (a)	8,900	393,825
Suiza Foods Corp. (a)	3,747	217,251
Suprema Specialties, Inc. (a)	5,100	61,710
Tasty Baking Co.	100	1,918
Tejon Ranch Co. (a)	400	10,420
Thorn Apple Valley, Inc. (a)	400	4
Tootsie Roll Industries, Inc.	7,555	298,725
Tyson Foods, Inc. Class A	37,820	399,001
Vlasic Foods International, Inc. (a)	7,100	85
Zapata Corp. (a)	120	2,298
		7,886,847
Household Products - 0.1%
Church & Dwight, Inc.	3,400	92,616
Mace Security International, Inc. (a)	800	800
Oil-Dri Corp. of America	100	795
The Dial Corp.	16,000	269,600
U.S. Home & Garden, Inc. (a)	2,900	1,943
		365,754
Personal Products - 0.4%
BriteSmile, Inc. (a)	9,200	99,452
Carter-Wallace, Inc.	9,300	187,860
Chattem, Inc. (a)	3,700	48,359
Elizabeth Arden, Inc. (a)	6,000	84,300
Enamelon, Inc. (a)	800	19
Estee Lauder Companies, Inc. Class A	21,000	815,850
First Years, Inc.	200	2,188
Herbalife International, Inc. Class A	466	5,145
Nature's Sunshine Products, Inc.	300	4,155
NBTY, Inc. (a)	9,000	155,340

	Shares	Value (Note 1)
Nu Skin Enterprises, Inc. Class A	1,000	$ 6,850
Omni Nutraceuticals, Inc. (a)	11,300	1,469
Perrigo Co. (a)	17,000	274,380
Playtex Products, Inc. (a)	2,900	29,928
Revlon, Inc. Class A (a)	2,200	17,930
Water Pik Technologies, Inc. (a)	4,400	40,700
Weider Nutrition International, Inc. Class A	400	780
		1,774,705
Tobacco - 0.3%
DIMON, Inc.	4,700	34,780
RJ Reynolds Tobacco Holdings, Inc.	17,100	987,525
Schweitzer-Mauduit International, Inc.	1,000	23,350
Standard Commercial Corp.	100	1,860
Universal Corp.	6,800	288,524
Vector Group Ltd.	3,800	170,848
		1,506,887
TOTAL CONSUMER STAPLES		15,248,996
ENERGY - 3.9%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	4,300	133,644
BJ Services Co. (a)	23,600	529,348
Buckeye Partners LP	800	29,440
Cal Dive International, Inc. (a)	10,100	176,750
Carbo Ceramics, Inc.	800	22,840
Chiles Offshore, Inc.	3,217	63,150
Cooper Cameron Corp. (a)	7,200	311,400
Dawson Geophysical Co. (a)	6,700	64,856
Diamond Offshore Drilling, Inc.	18,400	513,360
Dril-Quip, Inc. (a)	1,400	24,066
ENSCO International, Inc.	18,800	342,912
FMC Technologies, Inc. (a)	1,700	27,659
Friede Goldman Halter, Inc. (a)	21,668	12,351
Global Industries Ltd. (a)	24,700	199,329
Global Marine, Inc. (a)	23,700	341,280
Grant Prideco, Inc. (a)	14,362	150,227
Grey Wolf, Inc. (a)	51,200	123,392
Gulf Island Fabrication, Inc. (a)	5,600	67,200
Gulfmark Offshore, Inc. (a)	100	3,145
Hanover Compressor Co. (a)	8,100	204,606
Helmerich & Payne, Inc.	7,600	232,256
Horizon Offshore, Inc. (a)	9,300	68,355
Hydril Co.	6,000	117,180
Industrial Holdings, Inc. (a)	9,000	12,150
Input/Output, Inc. (a)	3,400	33,320
Kaneb Services LLC (a)	1,900	31,369
Key Energy Services, Inc. (a)	10,600	98,368
Lone Star Technologies, Inc. (a)	4,000	84,760
Marine Drilling Companies, Inc. (a)	6,200	79,980
Maverick Tube Corp. (a)	3,500	41,405
Metretek Technologies, Inc. (a)	2,400	2,520
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Mitcham Industries, Inc. (a)	400	$ 1,756
National-Oilwell, Inc. (a)	11,740	182,440
Newpark Resources, Inc. (a)	13,200	104,544
Oceaneering International, Inc. (a)	3,800	74,100
Offshore Logistics, Inc. (a)	7,100	134,190
Oil States International, Inc.	7,000	59,290
OSCA, Inc. Class A (a)	4,900	81,095
Parker Drilling Co. (a)	10,500	44,205
Patterson-UTI Energy, Inc. (a)	11,400	160,170
Plains All American Pipeline LP	7,300	205,933
Pride International, Inc. (a)	10,100	132,310
RPC, Inc.	1,900	22,420
Santa Fe International Corp.	19,500	493,350
SEACOR SMIT, Inc. (a)	3,800	176,662
Seitel, Inc. (a)	7,800	85,800
Smith International, Inc. (a)	6,600	306,240
Superior Energy Services, Inc. (a)	16,600	124,500
TETRA Technologies, Inc. (a)	4,700	107,207
Tidewater, Inc.	7,800	242,658
Tokheim Corp. Series C, warrants 10/20/06 (a)	100	6
Torch Offshore, Inc.	10,000	71,700
TransMontaigne, Inc. (a)	1,000	5,500
Trico Marine Services, Inc. (a)	12,100	96,921
UNIFAB International, Inc. (a)	3,500	7,875
Unit Corp. (a)	4,300	39,474
Universal Compression Holdings, Inc. (a)	6,100	163,480
Varco International, Inc. (a)	16,175	245,537
Veritas DGC, Inc. (a)	3,000	43,350
W-H Energy Services, Inc.	6,900	124,890
Weatherford International, Inc. (a)	16,962	564,326
		8,244,547
Oil & Gas - 2.1%
3Tec Energy Corp. (a)	6,700	98,691
Abraxas Petroleum Corp. (a)	8,500	20,145
American International Petroleum Corp. (a)	100	9
APCO Argentina, Inc.	100	2,695
Benton Oil & Gas Co. (a)	3,900	6,435
Berry Petroleum Co. Class A	300	4,770
BP Prudhoe Bay Royalty Trust	9,300	143,406
Brigham Exploration Co. (a)	5,700	18,696
Cabot Oil & Gas Corp. Class A	6,100	136,396
Callon Petroleum Co. (a)	6,800	46,580
Carrizo Oil & Gas, Inc. (a)	5,800	33,292
Castle Energy Corp.	900	4,896
Chesapeake Energy Corp. (a)	23,660	141,014
Comstock Resources, Inc. (a)	2,400	17,040
Contour Energy Co. (a)	7,900	9,330
Costilla Energy, Inc. (a)	100	0
Denbury Resources, Inc. (a)	4,000	31,889

	Shares	Value (Note 1)
DevX Energy, Inc. (a)	7,900	$ 47,400
Edge Petroleum Corp. (a)	6,500	42,250
EEX Corp. (a)	5,400	14,580
Encore Acquisition Co.	6,800	96,560
Energy Partners Ltd.	4,100	37,515
Enterprise Products Partners LP	9,100	421,330
Equitable Resources, Inc.	10,000	320,000
Esenjay Exploration, Inc. (a)	13,200	47,520
Evans Systems, Inc. (a)	3,400	476
Evergreen Resources, Inc. (a)	2,800	105,980
Forest Oil Corp. (a)	10,450	276,507
Frontier Oil Corp.	8,400	143,640
FX Energy, Inc. (a)	6,700	21,440
Giant Industries, Inc. (a)	87	840
Greka Energy Corp.	4,666	44,094
Harken Energy Corp. (a)	14,940	27,639
Holly Corp.	5,200	109,980
Houston Exploration Co. (a)	6,300	181,503
HS Resources, Inc. (a)	2,800	184,800
Hugoton Royalty Trust	2,700	32,697
Inland Resources, Inc. (a)	10	15
Kerr-McGee Corp.	763	44,567
Key Production Co., Inc. (a)	700	10,185
Louis Dreyfus Natural Gas Corp. (a)	7,400	246,050
Magnum Hunter Resources, Inc. (a)	2,400	20,400
Mallon Resources Corp. (a)	3,400	15,980
Markwest Hydrocarbon, Inc. (a)	800	6,400
McMoRan Exploration Co. (a)	88	642
Meridian Resource Corp. (a)	4,800	26,880
Miller Exploration Co. (a)	7,400	8,362
Mission Resources Corp. (a)	10,700	63,558
Mitchell Energy & Development Corp. Class A	6,700	384,044
Murphy Oil Corp.	6,200	468,100
National Energy Group, Inc. (a)	5,428	2,280
Newfield Exploration Co. (a)	5,800	191,168
Noble Affiliates, Inc.	7,400	249,750
Nuevo Energy Co. (a)	1,800	29,520
Ocean Energy, Inc.	24,452	460,920
Parallel Petroleum Corp. (a)	4,100	14,760
Patina Oil & Gas Corp.	3,700	85,507
Penn Virginia Corp.	3,500	122,290
Pennzoil-Quaker State Co.	19,566	240,270
Petroleum Development Corp. (a)	6,500	39,715
Pioneer Natural Resources Co. (a)	21,000	367,500
Plains Resources, Inc. (a)	6,300	171,045
Pogo Producing Co.	5,800	138,562
Prima Energy Corp. (a)	5,900	139,948
Pure Resources, Inc. (a)	4,500	84,825
Range Resources Corp. (a)	4,520	26,668
Remington Oil & Gas Corp. (a)	8,300	124,002
Resource America, Inc. Class A	5,200	57,460
Royale Energy, Inc.	3,500	28,000
Seven Seas Petroleum Corp. (a)	8,500	19,975
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Spinnaker Exploration Co. (a)	4,000	$ 153,200
St. Mary Land & Exploration Co.	6,600	126,720
Stone Energy Corp. (a)	3,943	149,834
Swift Energy Co. (a)	3,000	69,630
Syntroleum Corp. (a)	7,400	37,888
TEPPCO Partners LP	8,500	268,345
Tesoro Petroleum Corp. (a)	11,700	153,036
Tom Brown, Inc. (a)	9,700	230,860
Ultramar Diamond Shamrock Corp.	11,200	578,368
Valero Energy Corp.	8,300	344,450
Vintage Petroleum, Inc.	8,500	151,725
Western Gas Resources, Inc.	5,000	153,750
Westport Resources Corp. (a)	8,948	163,301
Williams Clayton Energy, Inc. (a)	4,000	46,920
Wiser Oil Co. (a)	1,800	12,258
XTO Energy, Inc.	20,862	294,154
		9,695,822
TOTAL ENERGY		17,940,369
FINANCIALS - 24.3%
Banks - 8.1%
1st Source Corp.	584	13,473
Abigail Adams National Bancorp, Inc.	1,700	23,290
Alabama National Bancorp	100	3,184
Allegiant Bancorp, Inc.	860	10,956
Ambanc Holding Co., Inc.	1,200	26,400
Amcore Financial, Inc.	5,600	124,600
American Pacific Bank of Oregon Class B	3,080	9,702
AmeriServ Financial, Inc.	600	3,210
Anchor Bancorp Wisconsin, Inc.	9,400	171,832
Andover Bancorp, Inc.	3,100	153,233
Area Bankshares Corp.	300	5,052
Associated Banc-Corp.	15,057	510,583
Astoria Financial Corp.	7,290	430,110
BancorpSouth, Inc.	7,525	121,980
BancWest Corp.	14,320	499,911
Bank of Granite Corp.	325	7,030
Bank Plus Corp. (a)	14,300	101,244
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	13,331	122,912
Banknorth Group, Inc.	29,163	641,586
BankUnited Financial Corp. Class A (a)	9,000	113,940
Banner Corp.	451	10,138
Bay View Capital Corp.	7,436	55,398
BOK Financial Corp.	6,865	207,804
Boston Private Financial Holdings, Inc.	7,000	149,800
BSB Bancorp, Inc.	6,900	154,491
California First National Bancorp	200	2,420
Capital Crossing Bank (a)	1,200	23,340
Capitol Federal Financial	7,900	154,445

	Shares	Value (Note 1)
Cathay Bancorp, Inc.	100	$ 5,679
CFS Bancorp, Inc.	3,800	52,440
Chemical Financial Corp.	242	6,624
Chittenden Corp.	1,867	61,984
Citizens Banking Corp.	10,834	329,895
City Holding Co.	1,011	11,728
City National Corp.	8,060	375,112
Colonial Bancgroup, Inc.	24,900	336,150
Commerce Bancorp, Inc., New Jersey	6,500	439,075
Commerce Bancshares, Inc.	14,295	577,375
Commercial Bank of New York	2,600	83,850
Commercial Federal Corp.	12,995	327,474
Commonwealth Bancorp, Inc.	2,100	44,541
Community First Banking Co. Georgia	3,300	116,820
Community First Bankshares, Inc.	11,600	282,460
Community Savings Bankshares, Inc.	700	11,095
Community Trust Bancorp, Inc.	341	7,580
Compass Bancshares, Inc.	25,150	670,248
Connecticut Bancshares, Inc.	5,400	125,604
Corus Bankshares, Inc.	4,000	198,040
CPB, Inc.	100	3,509
Cullen/Frost Bankers, Inc.	10,600	378,950
CVB Financial Corp.	226	4,746
Dime Bancorp, Inc.	16,900	652,340
Dime Bancorp, Inc. warrants 12/31/49 (a)	13,700	3,425
Dime Community Bancorp, Inc.	7,122	193,932
Downey Financial Corp.	6,610	315,628
Eagle Bancshares, Inc.	400	5,564
East West Bancorp, Inc.	7,900	186,519
Fidelity Bankshares, Inc.	7,500	100,650
Fidelity National Corp., Georgia	2,900	21,402
First BanCorp Puerto Rico	2,100	58,485
First Charter Corp.	1,584	27,292
First Citizen Bancshares, Inc.	2,800	286,188
First Commonwealth Financial Corp.	3,604	46,131
First Essex Bancorp, Inc.	4,900	124,950
First Federal Capital Corp.	600	9,270
First Federal Savings & Loan Association of East Hartford	3,100	116,033
First Financial Bancorp, Ohio	4,466	73,510
First Financial Bankshares, Inc.	137	4,337
First Financial Holdings, Inc.	200	4,658
First Indiana Corp.	420	10,765
First Midwest Bancorp, Inc., Delaware	11,364	381,149
First Niagara Financial Group, Inc.	6,100	97,600
First Place Financial Corp.	5,200	74,880
First Republic Bank, California (a)	450	10,440
First Sentinel Bancorp, Inc.	4,891	62,067
First Tennessee National Corp.	21,700	698,957
First Virginia Banks, Inc.	9,200	422,740
Firstfed America Bancorp, Inc.	100	1,791
FirstFed Financial Corp., Delaware (a)	5,700	165,300
FirstMerit Corp.	19,692	476,153
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Flagstar Bancorp, Inc.	6,800	$ 149,464
Flushing Financial Corp.	1,125	17,944
FNB Corp., Pennsylvania	1,559	40,331
Fulton Financial Corp.	20,103	434,426
GBC Bancorp	4,695	147,235
Glacier Bancorp, Inc.	8,900	166,519
Gold Banc Corp., Inc.	15,209	113,307
Golden State Bancorp, Inc.	27,124	814,262
Greater Bay Bancorp	8,700	230,898
Greenpoint Financial Corp.	17,000	671,500
Hancock Holding Co.	100	4,293
Harbor Florida Bancshares, Inc.	1,300	22,360
Hibernia Corp. Class A	30,600	529,074
HomeFed Corp. (a)	792	776
Hudson City Bancorp, Inc.	22,000	500,280
Hudson River Bancorp, Inc.	3,100	62,031
Hudson United Bancorp	12,588	339,247
IBERIABANK Corp.	600	17,898
Independence Community Bank Corp.	15,300	332,469
Independent Bank Corp., Massachusetts	500	8,940
IndyMac Bancorp, Inc. (a)	11,000	290,070
Integra Bank Corp.	530	12,959
International Bancshares Corp.	2,513	95,997
Investors Financial Services Corp.	4,500	288,225
Irwin Financial Corp.	7,000	150,500
Klamath First Bancorp, Inc.	3,548	50,559
Local Financial Corp. (a)	9,600	134,688
M&T Bank Corp.	16,400	1,191,460
MAF Bancorp., Inc.	7,700	238,392
Marshall & Ilsley Corp.	19,758	1,098,940
Mercantile Bankshares Corp.	15,600	635,700
MetroWest Bank, Massachusetts	100	1,133
MidAmerica Bancorp	109	2,905
Mississippi Valley Bancshares, Inc.	300	10,920
MutualFirst Financial, Inc.	2,300	35,144
National Commerce Financial Corp.	39,500	1,001,720
National Penn Bancshares, Inc.	358	8,145
NBT Bancorp, Inc.	9,955	160,076
Net.B@nk, Inc. (a)	8,300	68,060
New York Community Bancorp, Inc.	11,904	441,996
North Fork Bancorp, Inc.	27,257	812,259
Northwest Bancorp, Inc.	2,600	29,120
OceanFirst Financial Corp.	2,500	64,750
Ocwen Financial Corp. (a)	16,726	157,224
Old National Bancorp	13,038	324,777
Omega Financial Corp.	200	5,954
Oriental Financial Group, Inc.	533	10,394
Pacific Capital Bancorp	1,500	44,925
Pacific Century Financial Corp.	16,900	441,428
Pacific Northwest Bancorp	4,750	103,313

	Shares	Value (Note 1)
Park National Corp.	1,215	$ 112,995
People's Bank, Connecticut	6,300	156,807
PFF Bancorp, Inc.	2,000	50,000
Popular, Inc.	27,000	870,750
Promistar Financial Corp.	720	16,934
Provident Bankshares Corp.	8,997	187,767
Provident Financial Group, Inc.	10,900	336,265
Quaker City Bancorp, Inc. (a)	4,000	116,400
R&G Financial Corp. Class B	6,000	103,740
Redwood Empire Bancorp	3,800	125,780
Republic Bancorp, Inc.	14,668	207,552
Republic Bancshares, Inc. (a)	1,100	19,954
Resource Bancshares Mortgage Group, Inc.	810	7,250
Riggs National Corp.	10,300	174,173
Roslyn Bancorp, Inc.	21,352	402,272
S&T Bancorp, Inc.	880	20,970
Santander Bancorp	1,800	34,884
Seacoast Financial Services Corp.	11,077	174,463
Silicon Valley Bancshares (a)	6,100	136,396
SJNB Financial Corp.	3,000	141,000
Sky Financial Group, Inc.	18,088	361,760
South Financial Group, Inc.	12,270	210,308
Southwest Bancorp of Texas, Inc. (a)	7,800	249,912
Sovereign Bancorp, Inc.	42,013	465,504
State Financial Services Corp. Class A	2,200	28,600
Staten Island Bancorp, Inc.	9,600	266,880
Sterling Bancshares, Inc.	8,750	192,588
Sterling Financial Corp.	110	1,815
Sun Bancorp, Inc., New Jersey	3,087	40,285
Susquehanna Bancshares, Inc.	12,100	247,445
TCF Financial Corp.	13,300	603,820
Texas Regional Bancshares, Inc. Class A	1,270	47,257
TF Financial Corp.	100	2,000
Timberland Bancorp, Inc.	500	7,865
Troy Financial Corp.	5,000	107,800
Trust Co. of New Jersey	600	12,870
Trustco Bank Corp.	5,761	78,926
Trustmark Corp.	14,800	331,520
UAB Financial Corp.	6,755	281,481
UCBH Holdings, Inc.	5,800	158,398
UnionBanCal Corp.	29,600	1,098,160
United Bankshares, Inc.	10,970	306,063
United Community Financial Corp.	5,000	37,100
United National Bancorp, New Jersey	116	2,697
USABancShares, Inc. (a)	4,600	3,220
Valley National Bancorp	9,377	267,807
W Holding Co., Inc.	4,700	71,017
Washington Federal, Inc.	13,852	343,807
Waypoint Financial Corp.	14,900	202,640
Webster Financial Corp.	12,116	394,012
WesBanco, Inc.	600	14,580
West Coast Bancorp, Oregon	1,948	27,194
Westamerica Bancorp.	9,200	359,536
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Banks - continued
Westcorp, Inc.	1,920	$ 37,478
Whitney Holding Corp.	6,100	279,319
Wilmington Trust Corp.	7,700	469,469
Wintrust Financial Corp.	4,400	138,600
WSFS Financial Corp.	4,000	72,840
		36,669,111
Diversified Financials - 2.9%
A.B. Watley Group, Inc. (a)	4,700	17,014
A.G. Edwards, Inc.	11,600	473,280
Aames Financial Corp. (a)	440	484
ACE Cash Express, Inc. (a)	100	975
ACMAT Corp. Class A (a)	6,500	59,475
Advanta Corp. Class A	7,700	104,874
Affiliated Managers Group, Inc. (a)	2,700	191,430
Affinity Technology Group, Inc. (a)	12,100	666
Alliance Capital Management Holding LP	14,400	753,984
Alliance Data Systems Corp.	2,200	33,550
Allied Capital Corp.	19,920	470,112
American Capital Strategies Ltd.	7,700	217,294
American Home Mortgage Holdings, Inc.	5,700	84,930
American Insured Mortgage Investors LP Series 88	100	553
AmeriCredit Corp. (a)	12,900	595,464
Ameritrade Holding Corp. Class A (a)	23,900	142,444
Ampal-American Israel Corp. Class A (a)	4,900	24,010
AMRESCO, Inc. (a)	1,460	44
Amwest Insurance Group, Inc. (a)	7,300	6,643
Atalanta Sosnoff Capital Corp.	100	1,080
Bank United Corp. Litigation Contingent Payment Rights Trust rights 12/31/99 (a)	6,400	1,984
BlackRock, Inc. Class A (a)	2,900	110,345
Cash America International, Inc.	1,700	14,365
Charter Municipal Mortgage Acceptance Co.	1,100	17,248
CompuCredit Corp. (a)	11,800	118,354
Consumer Portfolio Services, Inc. (a)	600	811
Credit Acceptance Corp. (a)	1,500	14,175
Doral Financial Corp.	8,200	270,272
DVI, Inc. (a)	600	10,332
E*TRADE Group, Inc. (a)	47,673	305,107
E-Loan, Inc. (a)	9,200	6,716
Eaton Vance Corp. (non-vtg.)	14,200	470,020
eSpeed, Inc. Class A (a)	2,200	19,866
Farmer Mac Class A (multi-vtg.) (a)	300	8,265
Federated Investors, Inc. Class B (non-vtg.)	22,749	647,209
Financial Federal Corp. (a)	5,500	151,525
Finova Group, Inc.	24,300	96,228
First Alliance Corp. (a)	700	35

	Shares	Value (Note 1)
Friedman, Billings, Ramsey Group, Inc. Class A (a)	3,900	$ 25,740
Gabelli Asset Management, Inc. Class A (a)	2,400	101,760
Gilman & Ciocia, Inc. (a)	200	610
Global Capital Partners, Inc. (a)	1,200	840
Goldman Sachs Group, Inc.	22,600	1,810,260
Hamilton Bancorp, Inc. (a)	10,200	35,190
Harbourton Financial Corp. (a)	400	300
Harris & Harris Group, Inc.	5,500	14,022
Heller Financial, Inc. Class A	7,764	413,511
IMC Mortgage Co. (a)	1,800	4
Imperial Credit Industries, Inc. (a)	1,500	1,245
Instinet Group, Inc.	5,400	63,774
JB Oxford Holdings, Inc. (a)	10,700	12,385
Jefferies Group, Inc.	6,100	203,130
John Nuveen Co. Class A	7,000	457,870
Knight Trading Group, Inc. (a)	17,200	178,880
LaBranche & Co., Inc. (a)	7,800	204,828
Legg Mason, Inc.	7,500	335,325
Liberty Financial Companies, Inc.	11,000	359,700
Medallion Financial Corp.	7,800	79,638
Metris Companies, Inc.	8,816	239,795
Meyerson & Co., Inc. (a)	1,100	1,287
NCO Portfolio Management, Inc. (a)	708	5,452
Neuberger Berman, Inc.	11,250	491,850
New Century Financial Corp. (a)	8,900	92,115
NextCard, Inc. (a)	15,000	133,950
Olympic Cascade Financial Corp. (a)	1,000	2,150
Phoenix Companies, Inc.	12,700	216,535
PMC Capital, Inc.	100	810
Point West Capital Corp. (a)	2,100	210
Raymond James Financial, Inc.	10,000	283,200
SEI Investments Co.	18,400	755,136
Siebert Financial Corp. (a)	1,400	6,230
Soundview Technology Group, Inc. New (a)	27,900	51,336
Southwest Securities Group, Inc.	2,330	49,466
Stifel Financial Corp.	110	1,334
Student Loan Corp.	4,600	347,760
T&W Financial Corp. (a)	600	5
TD Waterhouse Group, Inc. (a)	10,900	88,617
THCG, Inc.	1,300	72
Tucker Anthony Sutro Corp.	7,300	173,302
Waddell & Reed Financial, Inc. Class A	14,350	450,303
WFS Financial, Inc. (a)	6,000	143,160
Winfield Capital Corp. (a)	1,100	1,627
World Acceptance Corp. (a)	100	900
		13,276,777
Insurance - 7.2%
21st Century Holding Co.	8,200	13,038
21st Century Insurance Group	13,000	248,430
Acceptance Insurance Co., Inc. (a)	1,700	10,115
Alfa Corp.	6,000	138,960
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Allcity Insurance Co. (a)	2,800	$ 4,480
Alleghany Corp.	1,122	242,689
Allmerica Financial Corp.	8,900	474,103
American Financial Group, Inc.	11,400	266,988
American Medical Securities Group, Inc. (a)	500	3,375
American National Insurance Co.	6,200	489,242
American Physicians Capital, Inc.	5,700	127,851
AmerUs Group Co.	7,734	239,599
Arch Capital Group Ltd. (a)	2,000	35,400
Argonaut Group, Inc.	3,400	59,806
Arthur J. Gallagher & Co.	13,600	360,536
Atlantic American Corp. (a)	400	580
Baldwin & Lyons, Inc. Class B	1,800	39,870
Berkshire Hathaway, Inc. Class A (a)	260	18,043,943
Brown & Brown, Inc.	6,800	300,764
Capitol Transamerica Corp.	1,700	27,676
Ceres Group, Inc. (a)	300	1,125
Citizens, Inc. Class A	115	1,139
Clark/Bardes, Inc. (a)	3,800	93,442
CNA Financial Corp. (a)	30,900	858,093
CNA Financial Corp. rights 9/14/01 (a)	7,458	20,733
CNA Surety Corp.	6,600	92,730
Commerce Group, Inc.	5,200	194,480
Crawford & Co. Class B	4,600	60,030
Danielson Holding Corp. (a)	2,100	8,610
Delphi Financial Group, Inc. Class A	3,744	134,484
Donegal Group, Inc. Class B	1,211	13,927
EMC Insurance Group	7,500	99,975
Erie Indemnity Co. Class A	8,400	303,576
FBL Financial Group, Inc. Class A	895	16,916
Fidelity National Financial, Inc.	11,687	283,293
First American Corp., California	11,050	202,215
FPIC Insurance Group, Inc. (a)	1,500	20,820
Fremont General Corp.	8,200	48,052
Gainsco, Inc.	2,400	3,360
Great American Financial Resources, Inc.	2,400	46,080
Harleysville Group, Inc.	4,400	106,700
HCC Insurance Holdings, Inc.	7,500	189,150
HealthAxis, Inc. (a)	1,900	1,900
Highlands Insurance Group, Inc. (a)	2,000	7,140
Hilb, Rogal & Hamilton Co.	4,100	175,070
Horace Mann Educators Corp.	6,200	125,240
Independence Holding Co.	220	3,212
Investors Title Co.	5,500	95,150
Kansas City Life Insurance Co.	100	3,874
LandAmerica Financial Group, Inc.	2,100	66,108
Leucadia National Corp.	8,300	271,493
Markel Corp. (a)	1,400	258,888

	Shares	Value (Note 1)
Meadowbrook Insurance Group, Inc.	9,800	$ 31,850
MEEMIC Holdings, Inc. (a)	4,300	111,972
Merchants Group, Inc.	100	2,215
Mercury General Corp.	9,100	357,630
National Security Group, Inc.	1,320	17,424
Nationwide Financial Services, Inc. Class A	3,600	162,360
Navigators Group, Inc. (a)	1,300	24,830
Nymagic, Inc.	2,200	44,000
Odyssey Re Holdings Corp.	11,000	184,250
Ohio Casualty Corp.	13,100	180,911
Old Republic International Corp.	20,000	537,000
Penn Treaty American Corp. (a)	200	700
Penn-America Group, Inc.	3,200	32,000
Philadelphia Consolidated Holding Corp. (a)	4,200	125,160
PICO Holdings, Inc. (a)	1,900	27,436
PMA Capital Corp. Class A	3,300	59,400
Preserver Group, Inc. (a)	7,800	52,260
Presidential Life Corp.	10,000	193,600
ProAssurance Corp. (a)	3,468	62,701
Protective Life Corp.	14,315	427,016
Quotesmith.com, Inc. (a)	833	1,583
Radian Group, Inc.	13,876	556,566
Reinsurance Group of America, Inc.	9,794	361,399
Reliance Group Holdings, Inc. (a)	13,500	122
RLI Corp.	1,525	68,137
RTW, Inc. (a)	1,400	1,946
SCPIE Holding, Inc.	1,400	29,442
Selective Insurance Group, Inc.	3,900	97,968
StanCorp Financial Group, Inc.	5,500	253,000
State Auto Financial Corp.	5,900	90,093
Stewart Information Services Corp. (a)	2,100	36,750
The Midland Co.	1,400	56,784
The MONY Group, Inc.	11,060	387,100
The PMI Group, Inc.	6,700	436,840
Transatlantic Holdings, Inc.	7,800	572,130
Triad Guaranty, Inc. (a)	4,500	161,685
UICI (a)	12,500	187,500
Unico American Corp.	9,700	60,625
United Fire & Casualty Co.	1,500	42,705
Unitrin, Inc.	10,200	375,360
Vesta Insurance Group Corp.	10,000	116,700
W.R. Berkley Corp.	4,500	171,450
Wesco Financial Corp.	1,100	365,200
White Mountains Insurance Group Ltd.	1,270	429,260
Zenith National Insurance Corp.	2,600	78,000
		32,507,510
Real Estate - 6.1%
Acadia Realty Trust (SBI)	100	691
Alexander's, Inc. (a)	100	6,421
Alexandria Real Estate Equities, Inc.	400	15,996
AMB Property Corp. (SBI)	19,700	504,911
American Real Estate Partners LP (a)	200	1,920
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
AMLI Residential Properties Trust (SBI)	500	$ 12,005
Annaly Mortgage Management, Inc.	3,500	45,675
Anthracite Capital, Inc.	300	3,294
Apartment Investment & Management Co. Class A	15,217	730,416
Archstone Communities Trust (SBI)	25,800	696,600
Arden Realty, Inc.	12,700	337,820
Associated Estates Realty Corp.	700	6,860
AvalonBay Communities, Inc.	14,314	722,714
Avatar Holdings, Inc. (a)	1,100	27,704
Banyan Strategic Realty Trust (SBI)	100	110
Bedford Property Investors, Inc.	100	2,105
Bluegreen Corp. (a)	800	1,680
Boston Properties, Inc.	18,600	732,840
Boykin Lodging Co.	500	5,750
Brandywine Realty Trust (SBI)	9,600	215,520
BRE Properties, Inc. Class A	9,800	308,210
Burnham Pacific Properties, Inc.	400	2,012
Cabot Industrial Trust (SBI)	1,800	37,656
Cadiz, Inc. (a)	500	4,430
California Coastal Communities, Inc. (a)	2,900	13,195
Camden Property Trust (SBI)	3,351	126,835
Capital Automotive (SBI)	9,500	169,005
Capstead Mortgage Corp.	5,349	128,964
Captec Net Lease Realty, Inc.	7,200	86,400
CarrAmerica Realty Corp.	12,700	408,686
Catellus Development Corp. (a)	22,200	408,480
CBL & Associates Properties, Inc.	4,500	140,940
Center Trust, Inc.	800	3,304
CenterPoint Properties Trust (SBI)	6,500	316,875
Charles E. Smith Residential Realty, Inc.	5,800	307,574
Chateau Communities, Inc.	1,200	35,400
Chelsea Property Group, Inc.	500	24,800
Colonial Properties Trust (SBI)	7,300	218,781
Commercial Net Lease Realty, Inc.	1,000	13,000
Consolidated-Tomoka Land Co.	2,000	50,800
Corporate Office Properties Trust	100	1,051
Corrections Corp. of America (a)	7,045	102,505
Cousins Properties, Inc.	3,300	82,995
Crescent Real Estate Equities Co.	20,100	473,355
Criimi Mae, Inc.	2,465	1,578
Crown American Realty Trust (SBI)	900	7,479
Developers Diversified Realty Corp.	15,100	282,370
Duke Realty Corp.	27,228	688,052
Eastgroup Properties, Inc.	500	11,050
Entertainment Properties Trust (SBI)	8,900	151,745
Equity Inns, Inc.	11,300	103,169
Equity Office Properties Trust	69,296	2,223,709
Equity Residential Properties Trust (SBI)	22,589	1,330,718
Essex Property Trust, Inc.	3,900	203,190
Federal Realty Investment Trust (SBI)	7,700	175,175

	Shares	Value (Note 1)
FelCor Lodging Trust, Inc.	13,105	$ 275,598
First Industrial Realty Trust, Inc.	8,700	274,659
First Union Real Estate Equity & Mortgage Investments (a)	1,480	3,700
Forest City Enterprises, Inc. Class A	3,500	183,925
FrontLine Capital Group (a)	10,400	2,704
Gables Residential Trust (SBI)	7,400	226,070
General Growth Properties, Inc.	12,000	455,880
Getty Realty Corp.	6,100	105,225
Glenborough Realty Trust, Inc.	9,800	203,350
Glimcher Realty Trust (SBI)	800	14,480
Great Lakes REIT, Inc.	200	3,442
Grubb & Ellis Co. (a)	700	3,080
Health Care Property Investors, Inc.	11,024	390,911
Health Care REIT, Inc.	6,700	165,892
Healthcare Realty Trust, Inc.	10,066	263,327
Highwoods Properties, Inc.	12,400	313,348
Home Properties of New York, Inc.	600	18,990
Hospitality Properties Trust (SBI)	11,900	339,388
Host Marriott Corp.	50,200	642,560
HRPT Properties Trust	31,300	273,249
Humphrey Hospitality Trust, Inc.	130	455
Impac Mortgage Holdings, Inc.	700	4,690
Innkeepers USA Trust (SBI)	7,100	81,295
Insignia Financial Group, Inc. (a)	1,266	14,053
IRT Property Co.	1,000	10,520
iStar Financial, Inc.	18,458	497,074
Jameson Inns, Inc.	100	725
JDN Realty Corp.	13,000	150,150
Jones Lang LaSalle, Inc. (a)	2,400	36,000
JP Realty, Inc.	500	11,350
Kennedy-Wilson, Inc. (a)	2,000	8,600
Keystone Property Trust (SBI)	2,000	26,780
Kilroy Realty Corp.	900	25,200
Kimco Realty Corp.	13,000	623,610
Koger Equity, Inc.	200	3,450
Kramont Realty Trust	100	1,296
La Quinta Properties, Inc. unit (a)	30,134	155,190
Lexington Corporate Properties Trust	100	1,410
Liberty Property Trust (SBI)	16,700	509,350
LNR Property Corp.	6,600	217,734
LTC Properties, Inc.	200	918
Mack-Cali Realty Corp.	11,800	341,020
Manufactured Home Communities, Inc.	800	23,400
MeriStar Hospitality Corp.	11,154	229,772
Merry Land Properties, Inc. (a)	65	489
MGI Properties, Inc.	400	144
Mid-America Apartment Communities, Inc.	700	18,060
Mills Corp.	8,400	198,240
National Golf Properties, Inc.	400	7,368
National Health Investors, Inc.	200	2,710
Nationwide Health Properties, Inc.	1,400	25,914
New Plan Excel Realty Trust	18,940	334,291
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - continued
Newhall Land & Farming Co.	2,700	$ 78,165
Omega Healthcare Investors, Inc.	9,400	28,012
Pacific Gulf Properties, Inc.(OLD)	6,000	10,649
Pan Pacific Retail Properties, Inc.	910	23,878
Parkway Properties, Inc.	100	3,202
Pennsylvania Real Estate Investment Trust (SBI)	400	8,776
Pinnacle Holdings, Inc. (a)	18,000	11,880
Post Properties, Inc.	7,100	270,865
Prentiss Properties Trust (SBI)	6,100	172,813
ProLogis Trust	33,220	730,508
PS Business Parks, Inc.	100	2,827
Public Storage, Inc.	23,372	775,016
RAIT Investment Trust	8,600	144,222
Realty Income Corp.	800	22,960
Reckson Associates Realty Corp.	10,500	240,450
Redwood Trust, Inc.	300	6,972
Regency Centers Corp.	4,600	117,208
ResortQuest International, Inc. (a)	1,600	12,480
RFS Hotel Investors, Inc.	900	12,150
Saul Centers, Inc.	100	1,960
Security Capital Group, Inc. Class B (a)	21,500	446,125
Senior Housing Properties Trust (SBI)	940	12,963
Shurgard Storage Centers, Inc. Class A	1,200	36,312
Simon Property Group, Inc.	34,000	996,200
SL Green Realty Corp.	600	17,580
Sovran Self Storage, Inc.	400	10,720
Storage USA, Inc.	4,100	154,570
Summit Properties, Inc.	1,100	28,831
Sun Communities, Inc.	500	17,550
Talk Visual Corp. (a)	10,800	367
Tanger Factory Outlet Centers, Inc.	100	2,195
Taubman Centers, Inc.	15,600	209,820
The Macerich Co.	1,500	37,125
The Rouse Co.	16,800	480,480
The St. Joe Co.	10,600	288,850
Thornburg Mortgage, Inc.	10,100	158,368
Town & Country Trust	500	9,670
Trammell Crow Co. (a)	3,000	29,400
Trendwest Resorts, Inc. (a)	1,800	46,170
United Dominion Realty Trust, Inc.	22,900	332,050
Universal Health Realty Income Trust	8,300	190,900
Ventas, Inc.	19,100	224,043
Vornado Operating Co. (a)	81	134
Vornado Realty Trust	16,524	662,778
Washington Real Estate Investment Trust (SBI)	1,200	29,232
Weingarten Realty Investors (SBI)	2,700	126,657

	Shares	Value (Note 1)
Wellsford Real Properties, Inc. (a)	312	$ 6,209
Winston Hotels, Inc.	500	4,955
		27,670,803
TOTAL FINANCIALS		110,124,201
HEALTH CARE - 13.2%
Biotechnology - 5.1%
Aastrom Biosciences, Inc. (a)	15,600	17,940
Abgenix, Inc. (a)	13,200	395,604
Acacia Research Corp. (a)	5,900	68,794
Aclara Biosciences, Inc. (a)	10,400	64,376
Advanced Tissue Sciences, Inc. Class A (a)	10,100	51,005
Affymetrix, Inc. (a)	7,800	169,260
Albany Molecular Research, Inc. (a)	5,100	132,702
Alexion Pharmaceuticals, Inc. (a)	2,000	37,700
Alkermes, Inc. (a)	9,100	232,960
Alliance Pharmaceutical Corp. (a)	10,400	12,480
American Biogenetic Sciences Class A (a)	14,800	7,992
Amylin Pharmaceuticals, Inc. (a)	10,700	77,254
AP Pharma, Inc. (a)	200	380
Aphton Corp. (a)	200	2,652
Applera Corp. - Celera Genomics Group (a)	8,500	225,675
Applied Molecular Evolution, Inc. (a)	2,800	27,916
Arena Pharmaceuticals, Inc. (a)	2,800	39,760
ArQule, Inc. (a)	3,800	46,284
AutoImmune, Inc. (a)	18,000	54,900
Avant Immunotherapeutics, Inc. (a)	9,200	32,476
AVAX Technologies, Inc. (a)	4,900	7,840
AVI BioPharma, Inc. (a)	9,200	72,312
Avigen, Inc. (a)	5,900	87,143
Aviron (a)	3,900	87,321
Bio-Technology General Corp. (a)	14,700	139,650
BioCryst Pharmaceuticals, Inc. (a)	6,100	26,535
Biopure Corp. Class A (a)	3,900	87,204
BioReliance Corp. (a)	100	1,240
BioShield Technologies, Inc. (a)	3,500	648
BioSource International, Inc. (a)	3,600	22,500
BioSphere Medical, Inc. (a)	5,300	59,572
BioTime, Inc. (a)	500	2,580
Biotransplant, Inc. (a)	7,200	37,440
Cel-Sci Corp. (a)	5,700	7,581
Celgene Corp. (a)	11,200	311,472
Cell Genesys, Inc. (a)	9,100	173,355
Cell Therapeutics, Inc. (a)	4,500	136,440
Cephalon, Inc. (a)	7,463	441,959
Cepheid, Inc. (a)	3,200	5,664
Charles River Labs International, Inc. (a)	5,600	199,920
Ciphergen Biosystems, Inc.	3,500	14,630
Connetics Corp. (a)	11,800	70,800
COR Therapeutics, Inc. (a)	7,900	216,855
Corixa Corp. (a)	5,404	62,957
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Corvas International, Inc. (a)	9,000	$ 70,110
Covalent Group, Inc. (a)	7,800	24,960
Cryo-Cell International, Inc. (a)	7,000	57,050
Cubist Pharmaceuticals, Inc. (a)	3,700	153,143
CuraGen Corp. (a)	6,400	130,496
Curis, Inc. (a)	12,700	76,835
CV Therapeutics, Inc. (a)	3,000	149,310
CYTOGEN Corp. (a)	7,000	24,850
Cytrx Corp. (a)	9,300	8,277
Diacrin, Inc. (a)	100	180
Digene Corp. (a)	4,100	120,991
Diversa Corp. (a)	9,150	111,173
Embrex, Inc. (a)	4,400	73,480
Enchira Biotechnology Corp. (a)	4,100	2,542
EntreMed, Inc. (a)	1,300	15,418
Enzo Biochem, Inc.	2,635	68,484
Enzon, Inc. (a)	6,300	402,192
Epimmune, Inc. (a)	6,800	23,120
Exelixis, Inc. (a)	8,200	137,596
Fusion Medical Technologies, Inc. (a)	4,000	25,200
Gene Logic, Inc. (a)	3,100	54,095
Genelabs Technologies, Inc. (a)	12,200	16,836
Genencor International, Inc. (a)	7,900	96,380
Genentech, Inc. (a)	28,300	1,298,970
Genome Therapeutics Corp. (a)	3,900	29,835
Genta, Inc. (a)	7,700	80,542
Genzyme Corp. - General Division (a)	31,700	1,795,488
Genzyme Transgenics Corp. (a)	4,700	21,996
Geron Corp. (a)	7,000	112,070
Gilead Sciences, Inc. (a)	15,200	922,792
Harvard Bioscience, Inc.	8,000	113,600
Hemispherx Biopharma, Inc. (a)	1,100	5,280
Heska Corp. (a)	3,000	2,787
Human Genome Sciences, Inc. (a)	20,300	911,064
Hyseq, Inc. (a)	6,800	50,320
ICOS Corp. (a)	8,100	472,230
IDEC Pharmaceuticals Corp. (a)	24,400	1,446,188
IDEXX Laboratories, Inc. (a)	8,400	203,196
Ilex Oncology, Inc. (a)	6,100	182,695
Immtech International, Inc. (a)	700	7,070
Immune Response Corp. (a)	21,500	43,215
Immunex Corp. (a)	91,500	1,590,270
ImmunoGen, Inc. (a)	3,800	51,604
Immunomedics, Inc. (a)	6,500	95,095
Incyte Genomics, Inc. (a)	9,000	159,120
Interferon Sciences, Inc. (a)	20	3
Interneuron Pharmaceuticals, Inc. (a)	12,100	60,500
Invitrogen Corp. (a)	8,187	556,962
Kendle International, Inc. (a)	4,600	93,656
Kos Pharmaceuticals, Inc. (a)	5,100	176,052
Kosan Biosciences, Inc.	3,300	26,103

	Shares	Value (Note 1)
Lexicon Genetics, Inc. (a)	6,300	$ 57,645
LifeCell Corp. (a)	9,400	20,210
Luminex Corp. (a)	6,600	127,710
Lynx Therapeutics, Inc. (a)	7,500	44,325
Matrix Pharmaceutical, Inc. (a)	6,600	50,754
Maxim Pharmaceuticals, Inc. (a)	3,100	17,670
Maxygen, Inc. (a)	8,200	122,918
Medarex, Inc. (a)	10,100	192,102
Microcide Pharmaceuticals, Inc. (a)	6,300	24,948
Millennium Pharmaceuticals, Inc. (a)	35,132	966,130
Myriad Genetics, Inc. (a)	3,000	130,800
Nanogen, Inc. (a)	1,900	11,590
Neogen Corp. (a)	4,300	57,147
Neopharm, Inc. (a)	4,900	87,906
NeoRX Corp. (a)	14,200	42,032
Neose Technologies, Inc. (a)	3,900	166,335
Neurobiological Technologies (a)	4,900	22,001
Neurocrine Biosciences, Inc. (a)	5,800	228,114
Neurogen Corp. (a)	2,600	49,348
Nexell Therapeutics, Inc. (a)	4,125	6,146
Northfield Laboratories, Inc. (a)	5,300	87,450
Novavax, Inc. (a)	8,200	108,650
ONYX Pharmaceuticals, Inc. (a)	1,900	12,122
OraSure Technologies, Inc. (a)	10,600	137,906
Orchid BioSciences, Inc. (a)	4,400	17,600
Organogenesis, Inc. (a)	931	7,076
Ortec International, Inc. (a)	200	1,552
OSI Pharmaceuticals, Inc. (a)	4,900	207,760
OXiGENE, Inc. (a)	2,400	8,184
Paradigm Genetics, Inc. (a)	6,200	39,866
Peregrine Pharmaceuticals, Inc. (a)	18,900	28,917
Pharmacopeia, Inc. (a)	6,600	114,510
Pharmacyclics, Inc. (a)	4,300	86,473
Progenics Pharmaceuticals, Inc. (a)	3,700	66,378
Protein Design Labs, Inc. (a)	6,700	393,893
Regeneron Pharmaceuticals, Inc. (a)	9,100	274,092
Repligen Corp. (a)	9,800	22,050
Ribozyme Pharmaceuticals, Inc. (a)	6,800	52,224
SafeScience, Inc. (a)	1,200	1,692
Sangstat Medical Corp. (a)	6,700	102,845
SciClone Pharmaceuticals, Inc. (a)	2,500	9,750
Sepracor, Inc. (a)	12,100	516,670
Sequenom, Inc. (a)	7,330	62,672
Serologicals Corp. (a)	3,650	69,532
Shaman Pharmaceuticals, Inc. (a)	1	0
Siga Pharmaceuticals, Inc. (a)	5,500	16,500
Spectrx, Inc. (a)	100	755
StemCells, Inc. (a)	10,400	32,240
Strategic Diagnostics, Inc. (a)	4,000	16,400
Synaptic Pharmaceutical Corp. (a)	7,400	40,330
Tanox, Inc. (a)	10,300	170,465
Targeted Genetics Corp. (a)	7,500	23,250
Techne Corp. (a)	9,000	285,210
Texas Biotechnology Corp. (a)	3,700	27,750
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Third Wave Technologies, Inc.	5,600	$ 39,256
Titan Pharmaceuticals, Inc. (a)	3,400	33,150
Transkaryotic Therapies, Inc. (a)	4,400	134,420
Triangle Pharmaceuticals, Inc. (a)	9,800	31,360
Trimeris, Inc. (a)	3,700	176,860
Tularik, Inc. (a)	10,300	237,930
Unigene Laboratories, Inc. (a)	11,200	2,744
United Therapeutics Corp. (a)	6,800	91,800
V.I. Technologies, Inc. (a)	1,600	12,464
Valentis, Inc. (a)	4,457	18,274
Vertex Pharmaceuticals, Inc. (a)	11,302	416,931
Vical, Inc. (a)	4,600	53,360
Vion Pharmaceuticals, Inc. (a)	8,900	44,500
Viragen, Inc. (a)	22,000	31,900
ViroLogic, Inc. (a)	12,800	27,904
ViroPharma, Inc. (a)	2,000	62,100
Vysis, Inc. (a)	3,200	76,256
XOMA Ltd. (a)	8,400	96,264
		23,379,217
Health Care Equipment & Supplies - 2.4%
1-800 CONTACTS, Inc. (a)	3,400	43,894
Abiomed, Inc. (a)	6,100	114,375
Advanced Neuromodulation Systems, Inc. (a)	3,100	66,650
Aerogen, Inc.	9,800	47,236
Aksys Ltd. (a)	100	600
ALARIS Medical, Inc. (a)	1,900	3,192
Align Technology, Inc.	6,700	44,220
American Medical Systems Holdings, Inc.	7,100	141,645
Angeion Corp. (a)	40	34
Anika Therapeutics, Inc. (a)	1,100	1,155
Apogent Technologies, Inc.	15,800	379,832
Applied Imaging Corp. (a)	7,900	16,195
Aradigm Corp. (a)	6,200	26,660
Arrow International, Inc.	1,600	58,896
Arthrocare Corp. (a)	2,800	83,720
ATS Medical, Inc. (a)	6,700	64,454
Avitar, Inc. (a)	2,400	2,232
Bacou USA, Inc. (a)	600	17,088
Beckman Coulter, Inc.	8,300	379,476
Bio-Rad Laboratories, Inc. Class A (a)	900	50,175
Bio-Vascular, Inc. (a)	400	2,640
BioLase Technology, Inc. (a)	10,000	39,400
Bionx Implants, Inc. (a)	17	60
Biosite, Inc. (a)	2,200	58,234
Boston Biomedica, Inc. (a)	5,200	15,704
Bruker Daltonics, Inc.	7,200	118,800
Caliper Technologies Corp. (a)	6,400	89,600
Calypte Biomedical Corp. (a)	19,700	5,910
Cambridge Heart, Inc. (a)	1,200	2,496

	Shares	Value (Note 1)
Candela Corp. (a)	8,500	$ 46,580
Cardima, Inc. (a)	13,600	26,928
Cardiodynamics International Corp. (a)	7,700	47,509
Cardiogenesis Corp. (a)	2,780	2,919
Carrington Laboratories, Inc. (a)	5,500	6,601
Cerus Corp. (a)	3,600	193,752
Cholestech Corp. (a)	6,200	83,700
Chromavision Medical Systems, Inc. (a)	8,700	30,276
Closure Medical Corp. (a)	3,400	71,060
CNS., Inc. (a)	4,000	16,320
Coherent, Inc. (a)	6,300	223,020
Cohesion Technologies, Inc. (a)	5,900	16,942
Colorado Medtech, Inc. (a)	8,400	26,124
Computer Motion, Inc. (a)	1,900	7,353
Conceptus, Inc. (a)	5,300	88,245
CONMED Corp. (a)	5,100	155,295
Cooper Companies, Inc.	1,300	66,313
Curon Medical, Inc.	10,800	25,812
Cyberonics, Inc. (a)	2,500	43,750
Cygnus, Inc. (a)	9,600	81,600
Cytyc Corp. (a)	17,100	414,333
Datascope Corp.	4,000	168,040
DENTSPLY International, Inc.	8,800	392,656
Diagnostic Products Corp.	6,600	259,050
Diametrics Medical, Inc. (a)	4,600	19,320
Dyax Corp.	2,400	29,136
E-Z-EM, Inc. Class A (a)	100	465
Edwards Lifesciences Corp. (a)	7,700	202,433
Endocare, Inc. (a)	5,300	95,400
Epix Medical, Inc. (a)	100	1,064
Fischer Imaging Corp. (a)	5,500	76,725
Genomic Solutions, Inc. (a)	11,900	25,823
Gliatech, Inc. (a)	8,900	34,710
Gum Tech International, Inc. (a)	6,100	47,092
Haemonetics Corp. (a)	2,200	78,892
Hillenbrand Industries, Inc.	12,400	673,320
Hologic, Inc. (a)	4,700	29,046
Hycor Biomedical, Inc. (a)	6,500	32,370
I-Flow Corp. (a)	11,300	33,674
I-Stat Corp. (a)	100	700
ICU Medical, Inc. (a)	3,000	106,050
IGEN International, Inc. (a)	4,700	131,459
Illumina, Inc. (a)	4,200	36,918
Imatron, Inc. (a)	12,700	23,241
Immucor, Inc. (a)	5,800	16,240
Implant Sciences Corp. (a)	300	2,565
INAMED Corp. (a)	5,900	130,626
Inhale Therapeutic Systems, Inc. (a)	6,500	94,445
Integra Lifesciences Holdings Corp. (a)	3,000	81,030
Integrated Surgial Systems, Inc. (a)	3,500	228
Interpore International, Inc. (a)	8,000	56,800
Intuitive Surgical, Inc. (a)	10,000	91,100
Invacare Corp.	3,400	135,830
Inverness Medical Technology, Inc. (a)	3,864	145,286
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Iridex Corp. (a)	100	$ 420
Isolyser, Inc. (a)	1,000	1,930
IVAX Diagnostics, Inc. (a)	7,600	32,300
Kensey Nash Corp. (a)	5,300	121,211
KeraVision, Inc. (a)	3,600	72
Laser Vision Centers, Inc. (a)	2,000	7,080
LaserSight, Inc. (a)	15,400	20,790
Lifecore Biomedical, Inc. (a)	1,700	10,795
Matritech, Inc. (a)	10,400	27,976
Medamicus, Inc. (a)	3,800	62,320
Medical Action Industries, Inc. (a)	5,900	83,131
Medical-Design Corp. (a)	1,800	42,660
Mentor Corp.	6,400	192,000
Meridian Bioscience, Inc.	100	540
Merit Medical Systems, Inc. (a)	6,025	95,075
Mesa Laboratories, Inc. (a)	100	459
Micro Therapeutics, Inc. (a)	1,700	9,520
Minntech Corp.	7,800	80,262
Molecular Devices Corp. (a)	5,070	115,038
Nabi (a)	10,300	69,010
North American Scientific, Inc. (a)	4,200	60,102
Novametrix Medical Systems, Inc. (a)	200	1,150
Noven Pharmaceuticals, Inc. (a)	3,000	66,510
Novoste Corp. (a)	2,000	36,500
Nutrition 21, Inc. (a)	17,400	16,704
Ocular Sciences, Inc. (a)	6,800	144,500
Optical Sensors, Inc. (a)	100	54
ORATEC Interventions, Inc. (a)	4,300	38,915
Orthologic Corp. (a)	18,900	69,741
Osteotech, Inc. (a)	8,100	34,425
Palomar Medical Technologies, Inc. (a)	185	427
Paradigm Medical Industries, Inc. (a)	3,600	9,180
PharmaNetics, Inc. (a)	100	800
Physiometrix, Inc. (a)	3,200	6,208
PolyMedica Corp. (a)	400	5,060
Possis Medical, Inc. (a)	6,739	98,457
Precision Optics Corp., Inc. (a)	5,100	3,621
Q-Medical, Inc. (a)	100	1,420
Quidel Corp. (a)	11,800	57,230
Radiance Medical Systems, Inc. (a)	11,400	34,200
Radiologix, Inc. (a)	1,700	11,135
Resmed, Inc. (a)	4,200	230,790
Respironics, Inc. (a)	6,592	220,898
Sola International, Inc. (a)	1,600	25,600
Sonic Innovations, Inc. (a)	6,800	30,600
SonoSight, Inc. (a)	3,700	97,384
Spacelabs Medical, Inc. (a)	6,700	92,795
Staar Surgical Co. (a)	5,800	19,256
Steris Corp. (a)	8,600	186,104
Sunrise Technologies, Inc. (a)	4,700	4,371
SurModics, Inc. (a)	2,600	121,160

	Shares	Value (Note 1)
Swissray International, Inc. (a)	3,700	$ 3,034
Sybron Dental Specialties, Inc. (a)	6,066	127,871
Symphonix Devices, Inc. (a)	12,000	7,920
TCPI, Inc. (a)	14,500	131
Theragenics Corp. (a)	1,000	9,990
Thoratec Corp. (a)	9,185	183,884
Transgenomic, Inc. (a)	4,700	46,812
TriPath Imaging, Inc. (a)	8,332	41,660
Urologix, Inc. (a)	4,700	69,795
Uromed Corp. (a)	8,120	10,150
Varian Medical Systems, Inc. (a)	4,400	290,400
Vasomedical, Inc. (a)	6,100	21,655
Ventana Medical Systems, Inc. (a)	4,500	108,990
Vidamed, Inc. (a)	12,700	60,325
VISX, Inc. (a)	7,300	127,604
Vital Signs, Inc.	3,600	104,400
Voxel (a)	100	1
West Pharmaceutical Services, Inc.	479	12,310
Wright Medical Group, Inc.	6,000	101,820
Zoll Medical Corp. (a)	1,200	41,232
		10,868,609
Health Care Providers & Services - 3.9%
Accredo Health, Inc. (a)	3,875	142,794
AdvancePCS Class A (a)	6,200	464,752
AHT Corp. (a)	1,200	4
Alliance Imaging, Inc.	8,100	116,640
Alterra Healthcare Corp. (a)	600	132
American Healthways, Inc. (a)	3,200	100,800
American Retirement Corp. (a)	600	2,178
AmeriPath, Inc. (a)	6,100	202,703
AmSurg Corp. (a)	4,609	106,145
Andrx Group (a)	11,200	787,248
Apria Healthcare Group, Inc. (a)	8,000	217,280
Beverly Enterprises, Inc. (a)	12,100	121,000
Bioanalytical Systems, Inc. (a)	5,100	38,250
Boron LePore & Associates, Inc. (a)	5,900	87,084
Cantel Industries, Inc. (a)	3,200	59,840
Capital Senior Living Corp. (a)	600	1,434
Caremark Rx, Inc. (a)	35,000	611,450
Carematrix Corp. (a)	139	17
Carriage Services, Inc. Class A (a)	2,100	16,485
Chronimed, Inc. (a)	6,800	31,280
Claimsnet.com, Inc. (a)	2,700	5,400
Cobalt Corp.	200	1,374
Community Health Systems, Inc. (a)	16,900	528,125
Comprehensive Care Corp. (a)	300	72
Corvel Corp. (a)	300	11,823
Covance, Inc. (a)	7,000	134,540
Coventry Health Care, Inc. (a)	14,200	331,570
Cryolife, Inc. (a)	4,950	177,062
Curative Health Services, Inc. (a)	3,200	29,568
Cyber-Care, Inc. (a)	6,000	9,900
D & K Wholesale Drug, Inc.	2,300	102,120
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc. (a)	11,100	$ 229,215
Diagnostic Health Services, Inc. (a)	600	1
Dianon Systems, Inc. (a)	2,700	132,165
Dynacq International, Inc. (a)	4,900	74,235
Express Scripts, Inc. (a)	11,900	636,888
First Health Group Corp. (a)	15,300	428,400
First Horizon Pharmaceutical Corp. (a)	3,100	111,879
Fonar Corp. (a)	21,000	37,800
Gentiva Health Services, Inc. (a)	7,000	136,850
Health Grades, Inc. (a)	100	10
Health Management Associates, Inc. Class A (a)	41,600	829,920
Health Net, Inc. (a)	20,700	390,609
Health Risk Management, Inc. (a)	100	1
HealthCare Integrated Services, Inc. (a)	5,000	9,500
Healthcare Recoveries, Inc. (a)	1,300	6,201
HealthExtras, Inc. (a)	2,000	12,200
HealthGate Data Corp. (a)	1,733	1,430
Henry Schein, Inc. (a)	6,500	236,080
Hooper Holmes, Inc.	6,400	38,400
IMPATH, Inc. (a)	2,100	90,300
Infu-Tech, Inc. (a)	2,400	240
Insight Health Services Corp. (a)	3,700	61,235
Laboratory Corp. of America Holdings (a)	10,980	855,342
LCA-Vision, Inc. (a)	5,800	11,772
LifePoint Hospitals, Inc. (a)	4,900	209,671
Lincare Holdings, Inc. (a)	15,800	448,878
LTC Healthcare, Inc. (a)	20	20
Magellan Health Services, Inc. (a)	9,800	129,850
Matria Healthcare, Inc. (a)	750	17,370
Maximus, Inc. (a)	3,600	154,404
Medcath Corp.	3,900	71,760
Medical Resources, Inc. (a)	133	0
Mid Atlantic Medical Services, Inc. (a)	7,900	165,900
MIM Corp. (a)	3,400	40,460
Monarch Dental Corp. (a)	66	195
NCS HealthCare, Inc. Class A (a)	10,900	2,507
NovaMed Eyecare, Inc. (a)	5,200	12,636
Omnicare, Inc.	13,000	310,960
Option Care, Inc. (a)	5,600	84,560
Orthodontic Centers of America, Inc. (a)	6,000	165,900
Owens & Minor, Inc.	2,400	48,720
Oxford Health Plans, Inc. (a)	14,400	431,712
PacifiCare Health Systems, Inc. (a)	8,400	123,480
PAREXEL International Corp. (a)	7,400	105,450
Patterson Dental Co. (a)	11,400	390,906
Pediatrix Medical Group (a)	5,100	190,485
Pharmaceutical Product Development, Inc. (a)	7,600	229,216
Phycor, Inc. (a)	20,900	1,045

	Shares	Value (Note 1)
Planvista Corp. (a)	2,200	$ 15,950
PMR Corp.	300	477
Prime Medical Services, Inc. (a)	500	2,325
Priority Healthcare Corp. Class B (a)	7,041	177,785
Professional Detailing, Inc. (a)	1,900	57,038
Promedco Management Co. (a)	6,200	74
Province Healthcare Co. (a)	4,100	150,470
ProxyMed, Inc. (a)	300	4,350
PSS World Medical, Inc. (a)	20,975	147,454
Psychemedics Corp.	300	1,290
Quest Diagnostics, Inc. (a)	14,800	927,220
RehabCare Group, Inc. (a)	2,000	81,060
Renal Care Group, Inc. (a)	10,700	350,532
Res-Care, Inc. (a)	10,850	98,735
Rightchoice Managed Care, Inc. (a)	2,900	133,951
Rural/Metro Corp. (a)	2,000	1,360
Select Medical Corp.	11,200	197,120
Service Corp. International (SCI) (a)	48,300	334,719
Sierra Health Services, Inc. (a)	10,800	108,000
SRI/Surgical Express, Inc. (a)	2,800	109,340
Stewart Enterprises, Inc. Class A (a)	24,200	181,984
Sunrise Assisted Living, Inc. (a)	6,100	154,940
Syncor International Corp. (a)	6,000	219,240
Triad Hospitals, Inc. (a)	10,135	366,380
Trigon Healthcare, Inc. (a)	4,900	317,275
U.S. Oncology, Inc. (a)	22,958	194,684
U.S. Physical Therapy, Inc. (a)	4,800	79,200
Unilab Corp.	7,800	203,970
United Surgical Partners International, Inc.	6,500	161,525
Universal Health Services, Inc. Class B (a)	8,600	406,780
Urocor, Inc. (a)	5,600	97,664
Ventiv Health, Inc. (a)	6,565	68,604
Vision Twenty-One, Inc. (a)	2,000	30
Women First Healthcare, Inc. (a)	5,800	55,100
		17,512,454
Pharmaceuticals - 1.8%
3 Dimensional Pharmaceuticals, Inc.	2,600	23,140
aaiPharma, Inc. (a)	900	17,235
Adolor Corp.	5,600	102,088
Akorn, Inc. (a)	11,800	44,840
Alpharma, Inc. Class A	5,400	169,560
Antigenics, Inc. (a)	7,483	119,653
Argonaut Technologies, Inc. (a)	2,100	8,925
ARIAD Pharmaceuticals, Inc. (a)	12,700	47,371
Atherogenics, Inc.	10,400	62,400
Atrix Laboratories, Inc. (a)	4,500	121,365
AVANIR Pharmaceuticals Class A (a)	7,300	29,273
AXYS Pharmaceuticals, Inc. (a)	17,335	60,152
Barr Laboratories, Inc. (a)	5,250	439,635
Bone Care International, Inc. (a)	100	2,020
Boston Life Sciences, Inc. (a)	7,300	15,695
Bradley Pharmaceuticals, Inc. (a)	7,100	62,338
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Cell Pathways, Inc. (a)	8,400	$ 47,544
Cellegy Pharmaceuticals, Inc. (a)	5,300	30,740
CIMA Labs, Inc. (a)	2,203	117,927
Collagenex Pharmaceuticals, Inc. (a)	4,900	49,000
Columbia Laboratories, Inc. (a)	1,000	5,550
Cortex Pharmaceuticals, Inc. (a)	7,500	15,600
Cypress Bioscience, Inc. (a)	2,962	12,144
Cytoclonal Pharmaceuticals, Inc. (a)	6,300	22,050
Discovery Laboratories, Inc. (a)	10,400	32,968
Duramed Pharmaceuticals, Inc. (a)	4,500	94,500
Durect Corp.	6,300	43,218
Emisphere Technologies, Inc. (a)	4,700	132,775
Endo Pharmaceuticals Holdings, Inc. (a)	11,200	127,344
Endo Pharmaceuticals Holdings, Inc. warrants 12/31/02 (a)	600	96
Ergo Science Corp. (a)	8,000	8,360
Genaera Corp. (a)	13,200	40,788
Genzyme Corp. - Molecular Oncology (a)	5,383	53,292
Guilford Pharmaceuticals, Inc. (a)	5,000	60,250
Hi-Tech Pharmacal Co., Inc. (a)	5,600	50,232
Hollis-Eden Pharmaceutcals, Inc. (a)	7,400	34,336
ICN Pharmaceuticals, Inc.	11,500	338,675
ImClone Systems, Inc. (a)	12,500	642,500
Impax Laboratories, Inc. (a)	10,600	170,130
InKine Pharmaceutical, Inc. (a)	6,500	18,785
Insmed, Inc. (a)	10,900	43,709
Inspire Pharmaceuticals, Inc.	3,300	36,201
InterMune, Inc. (a)	3,700	146,113
Isis Pharmaceuticals Co. (a)	11,100	180,930
IVAX Corp. (a)	31,950	1,075,437
KV Pharmaceutical Co. Class A (a)	3,225	99,491
La Jolla Pharmaceutical Co. (a)	9,300	62,775
Ligand Pharmaceuticals, Inc. Class B (a)	8,400	86,100
MacroChem Corp. (a)	9,600	60,480
Martek Biosciences (a)	5,300	103,880
Medicines Co.	7,600	87,400
Medicis Pharmaceutical Corp. Class A (a)	3,900	191,529
MGI Pharma, Inc. (a)	7,400	88,060
Miravant Medical Technologies (a)	5,600	39,592
Mylan Laboratories, Inc.	19,168	632,352
NaPro BioTherapeutics, Inc. (a)	7,200	66,600
Nastech Pharmaceutical Co., Inc. (a)	5,900	50,681
NeoTherapeutics, Inc. (a)	7,100	26,412
NPS Pharmaceuticals, Inc. (a)	5,000	168,100
Orphan Medical, Inc. (a)	600	5,460
Oxis International, Inc. (a)	5,100	612
Pain Therapeutics, Inc. (a)	3,300	26,730
Penwest Pharmaceuticals Co. (a)	5,100	93,279
Pharmaceutical Resources, Inc. (a)	3,800	133,000
Pharmos Corp. (a)	13,200	35,640

	Shares	Value (Note 1)
PRAECIS Pharmaceuticals, Inc. (a)	6,100	$ 63,501
Pure World, Inc. (a)	3,240	4,212
Scios, Inc. (a)	6,000	105,900
SICOR, Inc. (a)	17,000	401,200
Sonus Pharmaceuticals, Inc. (a)	5,100	21,777
SuperGen, Inc. (a)	10,200	119,748
Telik, Inc.	8,600	86,430
Twinlab Corp. (a)	2,200	3,784
Variagenics, Inc. (a)	4,400	15,048
VaxGen, Inc. (a)	5,400	65,340
Vivus, Inc. (a)	7,900	31,600
Zila, Inc. (a)	12,400	27,776
Zonagen, Inc. (a)	4,300	17,329
		7,978,702
TOTAL HEALTH CARE		59,738,982
INDUSTRIALS - 11.1%
Aerospace & Defense - 0.6%
AAR Corp.	7,350	125,391
Advanced Aerodynamics & Structures, Inc. Class A (a)	600	132
Advanced Technical Products, Inc. (a)	100	1,150
Aeroflex, Inc. (a)	7,150	63,278
Alliant Techsystems, Inc. (a)	2,062	214,551
Applied Signal Technology, Inc.	4,500	23,175
Astronics Corp.	3,600	50,400
Aviall, Inc. (a)	2,500	25,500
Aviation Sales Co. (a)	2,600	2,834
BE Aerospace, Inc. (a)	8,900	154,860
Cubic Corp.	200	5,700
Curtiss-Wright Corp.	300	14,520
DRS Technologies, Inc. (a)	4,700	119,145
Ducommun, Inc. (a)	150	2,018
EDO Corp.	5,900	113,280
Engineered Support Systems, Inc.	2,950	97,380
Fairchild Corp. Class A (a)	10,150	63,438
GenCorp, Inc.	13,700	169,880
Guardian Technologies International, Inc. (a)	2,800	2,660
Herley Industries, Inc. (a)	4,500	82,530
Hexcel Corp. (a)	1,100	9,141
Innovative Solutions & Support, Inc. (a)	6,200	56,730
Invision Technologies, Inc. (a)	1,300	4,498
Irvine Sensors Corp. (a)	7,800	2,106
Kaman Corp. Class A	800	10,584
Kellstrom Industries, Inc. (a)	5,700	2,451
L-3 Communications Holdings, Inc. (a)	5,700	382,470
Mercury Air Group, Inc. (a)	100	580
Mercury Computer Systems, Inc. (a)	3,300	89,760
Moog, Inc. Class A (a)	200	7,160
Newport News Shipbuilding, Inc.	5,300	349,058
Orbital Sciences Corp. (a)	1,100	4,213
Pacific Aerospace & Electronics, Inc. (a)	22,500	1,283
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	6,700	$ 230,078
Sequa Corp. Class A (a)	300	15,810
Triumph Group, Inc. (a)	4,300	203,390
United Industrial Corp.	100	1,388
Willis Lease Finance Corp. (a)	2,100	20,580
World Fuel Services Corp.	150	1,860
		2,724,962
Air Freight & Couriers - 0.8%
Airborne, Inc.	3,700	50,172
AirNet Systems, Inc. (a)	400	2,580
Atlas Air Worldwide Holdings, Inc. (a)	10,000	138,400
EGL, Inc. (a)	8,000	105,280
Expeditors International of Washington, Inc.	7,700	391,622
Forward Air Corp. (a)	3,200	89,568
United Parcel Service, Inc. Class B	52,900	2,921,667
United Shipping & Technology, Inc. (a)	2,400	1,752
		3,701,041
Airlines - 0.5%
AirTran Holdings, Inc. (a)	11,500	75,095
Alaska Air Group, Inc. (a)	3,300	107,712
America West Holding Corp. Class B (a)	4,400	41,844
Atlantic Coast Airlines Holdings, Inc. (a)	8,800	222,640
Continental Airlines, Inc. Class B (a)	8,300	362,046
Frontier Airlines, Inc. (a)	8,700	108,576
Mesa Air Group, Inc. (a)	10,500	154,560
Mesaba Holdings, Inc. (a)	11,500	104,650
Midway Airlines Corp. (a)	300	825
Midwest Express Holdings, Inc. (a)	1,550	28,567
Northwest Airlines Corp. (a)	17,700	373,116
SkyWest, Inc.	9,440	300,570
Transportation World Airlines, Inc. (a)	6,600	594
UAL Corp.	6,400	209,152
World Airways, Inc. (a)	800	520
		2,090,467
Building Products - 0.6%
Aaon, Inc. (a)	3,300	100,650
Airtech International Group, Inc. (a)	7,500	713
American Standard Companies, Inc. (a)	12,100	845,185
American Woodmark Corp.	2,900	139,780
Apogee Enterprises, Inc.	10,700	107,963
Dal-Tile International, Inc. (a)	13,800	238,740
Drew Industries, Inc. (a)	96	902
Elcor Corp.	825	16,418
Griffon Corp.	1,100	12,045
Insituform Technologies, Inc. Class A (a)	4,500	130,095
Lamson & Sessions Co. (a)	7,700	46,970
Lennox International, Inc.	4,316	43,333
NCI Building Systems, Inc. (a)	1,100	16,940
Nortek, Inc. (a)	4,300	136,095

	Shares	Value (Note 1)
PW Eagle, Inc. (a)	5,000	$ 23,000
Simpson Manufacturing Co. Ltd. (a)	3,500	209,475
Trex Co., Inc. (a)	3,300	69,927
U.S. Industries, Inc.	25,760	95,570
Universal Forest Products, Inc.	2,500	52,500
USG Corp.	17,900	90,395
Watsco, Inc.	1,300	18,382
York International Corp.	5,000	190,000
		2,585,078
Commercial Services & Supplies - 4.4%
ABM Industries, Inc.	4,900	169,295
Administaff, Inc. (a)	2,900	98,020
AG Services of America, Inc. (a)	400	5,200
AHL Services, Inc. (a)	3,600	17,460
Angelica Corp.	400	4,400
Apollo Group, Inc. Class A (a)	18,100	712,597
Applied Graphics Technologies, Inc. (a)	4,144	6,423
Aquagenix, Inc. (a)	100	1
Arbitron, Inc. (a)	6,900	203,205
Banta Corp.	7,200	215,928
Bowne & Co., Inc.	10,400	124,384
Bright Horizons Family Solutions, Inc. (a)	4,500	119,250
Cadmus Communications Corp.	100	1,008
Career Education Corp. (a)	2,700	155,952
Casella Waste Systems, Inc. Class A (a)	8,073	93,970
Cash Technologies, Inc. (a)	2,900	3,335
CCC Information Services Group, Inc. (a)	4,100	28,700
CDI Corp. (a)	1,500	26,400
Central Parking Corp.	9,650	196,860
Century Business Services, Inc. (a)	12,100	40,656
Ceridian Corp. (a)	20,900	406,505
Certegy, Inc. (a)	12,200	419,192
Charles River Associates, Inc. (a)	1,200	19,200
CheckFree Corp. (a)	13,100	287,021
Chemed Corp.	2,400	71,520
Choice Hotels International, Inc. (a)	6,100	122,000
ChoicePoint, Inc. (a)	12,572	502,251
Coinstar, Inc. (a)	5,900	138,650
Collectors Universe, Inc. (a)	5,300	7,950
Computer Learning Centers, Inc. (a)	628	1
Consolidated Graphics, Inc. (a)	4,000	84,600
Corinthian Colleges, Inc. (a)	3,200	125,920
Corporate Executive Board Co. (a)	5,800	201,550
CoStar Group, Inc. (a)	3,969	99,265
CPI Corp.	1,360	25,826
CSG Systems International, Inc. (a)	7,900	362,610
Daisytek International Corp. (a)	6,200	85,932
Darling International, Inc. (a)	7,800	6,240
Day Runner, Inc. (a)	80	8
DeVry, Inc. (a)	9,800	321,734
DiamondCluster International, Inc. Class A (a)	5,050	54,540
DST Systems, Inc. (a)	20,672	989,155
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
DualStar Technologies Corp. (a)	5,900	$ 1,770
Dun & Bradstreet Corp. (a)	16,800	560,448
Duratek, Inc. (a)	100	517
Edison Schools, Inc. Class A (a)	5,400	99,360
Education Management Corp. (a)	5,100	194,157
Educational Video Conferencing, Inc. (a)	1,100	1,727
eFunds Corp. (a)	5,900	101,952
Electro Rent Corp. (a)	1,700	25,840
Electronic Clearing House, Inc. (a)	14,700	8,820
Ennis Business Forms, Inc.	100	899
Exult, Inc. (a)	16,500	231,000
FactSet Research Systems, Inc.	3,800	96,330
First Consulting Group, Inc. (a)	9,700	89,725
Food Technology Service, Inc. (a)	900	1,260
Franklin Covey Co. (a)	900	4,041
FYI, Inc. (a)	4,200	161,700
G&K Services, Inc. Class A	6,400	178,880
Galileo International, Inc.	13,300	413,630
General Binding Corp. (a)	400	5,600
GenesisIntermedia, Inc. (a)	4,700	80,699
Global Payments, Inc.	4,534	161,184
GP Strategies Corp. (a)	100	420
Greg Manning Auctions, Inc. (a)	1,900	3,857
Hall Kinion & Associates, Inc. (a)	8,700	52,461
Headhunter.net, Inc. (a)	8,700	80,040
Headwaters, Inc. (a)	6,200	61,318
Headway Corporate Resources (a)	400	260
Heidrick & Struggles International, Inc. (a)	5,900	102,365
Herman Miller, Inc.	15,900	362,838
HON Industries, Inc.	7,000	169,610
Hunt Corp.	300	2,280
ImageMax, Inc. (a)	700	340
Infocrossing, Inc. (a)	1,200	6,012
Information Resources, Inc. (a)	9,200	67,620
infoUSA, Inc. (a)	6,300	37,170
INSpire Insurance Solutions, Inc. (a)	4,100	2,091
Insurance Auto Auctions, Inc. (a)	600	9,660
Interpool, Inc.	1,100	19,140
Interstate National Dealer Services, Inc. (a)	100	612
Ionics, Inc. (a)	5,200	145,236
Iron Mountain, Inc. (a)	11,230	478,960
IT Group, Inc. (a)	3,716	19,881
ITT Educational Services, Inc. (a)	3,600	120,024
John H. Harland Co.	2,200	51,150
Kaiser Ventures, Inc.	100	1,279
Kelly Services, Inc. Class A (non-vtg.)	3,600	89,748
kforce, Inc. (a)	14,240	75,472
Korn/Ferry International (a)	9,700	126,391
Kroll, Inc. (a)	11,700	82,485

	Shares	Value (Note 1)
Labor Ready, Inc. (a)	3,775	$ 17,365
Landauer, Inc.	200	6,100
Learning Tree International, Inc. (a)	5,700	136,116
Mail-Well, Inc. (a)	1,300	6,825
Manpower, Inc.	12,800	394,496
McGrath RentCorp.	700	17,493
MCSi, Inc. (a)	6,500	84,760
Medialink Worldwide, Inc. (a)	200	968
MedQuist, Inc. (a)	8,084	208,163
MemberWorks, Inc. (a)	5,000	124,850
Met-Pro Corp.	100	1,272
Mobile Mini, Inc. (a)	4,400	138,512
Modis Professional Services, Inc. (a)	10,000	62,100
Nashua Corp. (a)	300	1,995
National Data Corp.	3,843	148,378
National Equipment Services, Inc. (a)	700	1,750
National Processing, Inc. (a)	6,500	214,175
Navigant Consulting, Inc. (a)	1,850	9,250
Navigant International, Inc. (a)	5,800	88,450
NCO Group, Inc. (a)	3,948	80,934
New Century Equity Holdings Corp. (a)	5,500	4,675
New England Business Service, Inc.	400	8,140
NewsEdge Corp. (a)	5,200	11,856
Nextera Enterprises, Inc. Class A (a)	3,600	1,512
On Assignment, Inc. (a)	7,000	135,450
Pegasus Solutions, Inc. (a)	7,500	97,500
PeoplePC, Inc.	15,200	2,584
Per-Se Technologies, Inc. (a)	5,066	42,605
Perfectdata Corp. (a)	2,400	2,040
Personnel Group of America, Inc. (a)	1,000	1,350
Pittston Co. - Brinks Group	5,890	129,933
Pre-Paid Legal Services, Inc. (a)	1,900	42,332
Precept Business Services, Inc. Class A (a)	600	4
Probusiness Services, Inc. (a)	3,550	91,590
Profit Recovery Group International, Inc. (a)	12,500	179,375
ProsoftTraining.com (a)	3,300	3,399
Protection One, Inc. (a)	2,800	5,068
Provant, Inc. (a)	800	1,280
RCM Technologies, Inc. (a)	5,700	33,630
RemedyTemp, Inc. Class A (a)	6,500	92,300
Republic Services, Inc. (a)	28,800	571,680
Resources Connection, Inc.	3,500	77,000
Right Management Consultants, Inc. (a)	4,350	95,657
RMH Teleservices, Inc. (a)	4,300	73,014
Rollins, Inc.	2,500	50,700
ServiceMaster Co.	58,350	682,695
SOS Staffing Services, Inc. (a)	500	780
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	10,300	163,770
Spherion Corp. (a)	15,820	144,120
Spherix, Inc. (a)	400	3,116
Staff Leasing, Inc.	400	1,384
Standard Register Co.	800	15,080
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Steelcase, Inc. Class A	8,000	$ 109,600
Stericycle, Inc. (a)	3,900	187,863
Strayer Education, Inc.	4,100	198,850
Sylvan Learning Systems (a)	5,750	145,705
TAB Products Co.	1,100	4,697
Teletech Holdings, Inc. (a)	18,780	153,808
Tetra Tech, Inc. (a)	6,307	151,242
The BISYS Group, Inc. (a)	9,800	567,420
Tickets.com, Inc. (a)	800	1,792
Total System Services, Inc.	30,750	769,365
Traffix, Inc. (a)	3,300	13,695
TRC Companies, Inc. (a)	2,600	102,050
U.S. Liquids, Inc. (a)	500	2,940
U.S. Plastic Lumber Co. (a)	6,200	5,332
Unifirst Corp.	400	6,660
United Stationers, Inc. (a)	8,200	258,382
Valassis Communications, Inc. (a)	11,250	398,475
Venture Catalyst, Inc. (a)	4,800	960
VerticalBuyer, Inc. (a)	760	19
Viad Corp.	17,900	470,770
ViaSource Communications, Inc.	11,300	2,599
Volt Information Sciences, Inc. (a)	1,300	20,865
Wackenhut Corp. (a)	1,800	30,780
Wackenhut Corrections Corp. (a)	1,300	17,225
Wallace Computer Services, Inc.	7,700	129,745
Waste Connections, Inc. (a)	6,100	196,908
Waste Holdings, Inc. (a)	800	5,296
Waterlink, Inc. (a)	13,000	1,820
West Corp. (a)	13,800	344,862
Westaff, Inc. (a)	550	1,073
Workflow Management, Inc. (a)	3,201	14,244
		19,967,586
Construction & Engineering - 0.3%
Butler Manufacturing Co.	200	4,898
Comfort Systems USA, Inc. (a)	1,200	4,224
Dycom Industries, Inc. (a)	5,225	75,710
EMCOR Group, Inc. (a)	3,800	148,162
Encompass Services Corp. (a)	18,606	115,543
Foster Wheeler Ltd.	3,600	24,120
Granite Construction, Inc.	10,500	254,625
Jacobs Engineering Group, Inc. (a)	4,100	240,342
Keith Companies, Inc. (a)	3,500	42,770
MasTec, Inc. (a)	6,200	62,310
Quanta Services, Inc. (a)	8,150	146,619
Shaw Group, Inc. (a)	5,400	147,690
Stone & Webster, Inc. (a)	2,100	1,302
U.S. Laboratories, Inc. (a)	4,700	46,753
URS Corp. (a)	5,700	121,695

	Shares	Value (Note 1)
Walter Industries, Inc.	7,300	$ 83,220
Washington Group International, Inc. (a)	1,000	1,030
		1,521,013
Electrical Equipment - 1.1%
A.O. Smith Corp.	700	11,795
Active Power, Inc.	6,700	37,252
Advanced Energy Industries, Inc. (a)	4,100	94,915
AER Energy Resources, Inc. (a)	8,200	3,608
American Superconductor Corp. (a)	2,400	31,200
American Technical Ceramics Corp. (a)	2,900	26,680
AMETEK, Inc.	8,400	256,284
AML Communications, Inc. (a)	5,300	3,975
AMX Corp. (a)	2,500	9,000
Artesyn Technologies, Inc. (a)	10,400	94,120
AstroPower, Inc. (a)	1,500	52,635
AZZ, Inc.	100	2,020
Baldor Electric Co.	1,966	42,584
Belden, Inc.	7,100	162,945
Benchmark Electronics, Inc. (a)	1,400	34,720
BMC Industries, Inc.	900	4,140
Brady Corp. Class A	1,800	65,880
BTU International, Inc. (a)	5,700	29,070
C&D Technologies, Inc.	3,400	74,630
Capstone Turbine Corp. (a)	11,400	56,886
Conductus, Inc. (a)	5,900	23,600
Digital Power Corp. (a)	5,300	3,975
Electric Fuel Corp. (a)	6,500	12,675
Electro Scientific Industries, Inc. (a)	6,400	179,200
Electrosource, Inc. (a)	5,000	2,550
Encore Wire Corp. (a)	450	6,219
Endwave Corp.	4,500	5,445
Energizer Holdings, Inc. (a)	20,000	353,400
Energy Conversion Devices, Inc. (a)	5,300	100,329
Evergreen Solar, Inc.	800	3,684
FuelCell Energy, Inc. (a)	4,900	70,560
General Cable Corp.	2,550	38,607
Genlyte Group, Inc. (a)	4,800	148,800
H Power Corp.	7,100	23,572
Hathaway Corp. (a)	3,800	11,932
Hubbell, Inc. Class B	13,300	387,429
IFR Systems, Inc. (a)	150	188
II-VI, Inc. (a)	3,722	57,579
Littelfuse, Inc. (a)	5,800	156,600
M-Wave, Inc. (a)	3,800	19,836
MagneTek, Inc. (a)	1,900	19,760
Manufacturers Services Ltd. (a)	3,900	19,500
Microvision, Inc. (a)	1,000	16,530
Nanophase Technologies Corp. (a)	5,500	32,780
Paxar Corp. (a)	2,200	28,930
Peco II, Inc.	2,700	15,012
Pemstar, Inc.	3,600	46,620
Penn Engineering & Manufacturing Corp. (non-vtg.)	900	15,183
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Plug Power, Inc. (a)	6,600	$ 65,802
Proton Energy Systems, Inc.	9,100	53,690
Rayovac Corp. (a)	8,600	147,060
Reptron Electronics, Inc. (a)	5,400	22,140
RF Monolithics, Inc. (a)	3,700	11,840
Sensormatic Electronics Corp. (a)	11,800	276,356
Signal Technology Corp. (a)	7,300	59,860
SLI, Inc.	2,150	9,998
SmartDisk Corp. (a)	12,300	36,162
Tecumseh Products Co. Class A (non-vtg.)	5,100	249,798
Ultralife Batteries, Inc. (a)	4,100	19,762
UQM Technologies, Inc. (a)	100	473
Valence Technology, Inc. (a)	12,100	50,094
Vari-L Co., Inc. (a)	5,200	12,480
Vicor Corp. (a)	9,500	193,420
Vishay Intertechnology, Inc. (a)	20,712	483,211
Wilson Greatbatch Technologies, Inc.	2,500	64,750
Woodward Governor Co.	2,900	208,655
		4,860,385
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	6,700	236,845
Lydall, Inc. (a)	500	4,995
Park-Ohio Holdings Corp. (a)	2,400	9,480
Standex International Corp.	400	9,280
Teleflex, Inc.	8,500	418,200
Tredegar Corp.	3,255	64,612
		743,412
Machinery - 1.5%
3D Systems Corp. (a)	5,700	85,500
ABC-NACO, Inc. (a)	100	42
Actuant Corp. Class A	1,591	33,745
AGCO Corp.	15,026	176,556
Alamo Group, Inc.	100	1,450
Albany International Corp. Class A (a)	8,345	176,080
Amcast Industrial Corp.	1,000	8,350
Ampco-Pittsburgh Corp.	100	1,100
Applied Industrial Technologies, Inc.	1,100	19,712
Astec Industries, Inc. (a)	7,000	122,500
Axsys Technologies, Inc. (a)	2,000	23,600
Baldwin Technology Co., Inc. Class A (a)	3,800	4,484
Barnes Group, Inc.	800	18,000
BHA Group Holdings, Inc.	110	1,705
Blount International, Inc. (a)	1,900	4,465
BNS Co. Class A	20	61
Briggs & Stratton Corp.	1,300	49,270
Cascade Corp.	100	1,290
Chart Industries, Inc. (a)	150	507
Circor International, Inc.	100	1,690
CLARCOR, Inc.	1,550	41,478

	Shares	Value (Note 1)
Columbus McKinnon Corp.	500	$ 5,200
CoorsTek, Inc. (a)	3,400	110,432
CTB International Corp. (a)	100	950
CUNO, Inc. (a)	5,200	138,684
Dionex Corp. (a)	5,500	164,560
Donaldson Co., Inc.	4,300	128,355
DT Industries, Inc. (a)	3,500	20,825
ESCO Technologies, Inc. (a)	4,600	124,200
Esterline Technologies Corp. (a)	4,200	84,210
Flanders Corp. (a)	1,200	2,496
Flow International Corp. (a)	7,500	83,925
Flowserve Corp. (a)	9,200	229,540
Gardner Denver, Inc. (a)	750	16,913
Gehl Co. (a)	100	1,820
General Magnaplate Corp. (a)	85	0
Gorman-Rupp Co.	100	2,425
Graco, Inc.	2,775	95,460
Greenbrier Companies, Inc.	100	860
Hardinge, Inc.	250	3,240
Harsco Corp.	10,100	357,540
Hirsch International Corp. Class A (a)	2,100	2,016
IDEX Corp.	2,600	93,080
Infinite Group, Inc. (a)	2,800	6,188
Insteel Industries, Inc.	400	380
JLG Industries, Inc.	4,200	49,644
Joy Global, Inc. (a)	6,800	122,196
Kadant, Inc. (a)	6,200	85,870
Katy Industries, Inc.	100	390
Kaydon Corp.	2,700	63,585
Kennametal, Inc.	7,200	280,800
Key Technology, Inc. (a)	100	413
Lincoln Electric Holdings, Inc.	6,800	153,000
Lindsay Manufacturing Co.	350	6,615
Manitowoc Co., Inc.	2,200	63,030
Middleby Corp.	600	3,660
Milacron, Inc.	9,900	178,200
Miller Industries, Inc. (a)	1,500	1,455
Minuteman International, Inc.	700	6,405
Mueller Industries, Inc. (a)	7,800	271,050
NACCO Industries, Inc. Class A	2,200	141,482
Nordson Corp.	8,400	218,736
Oshkosh Truck Co.	4,650	173,213
Osmonics, Inc. (a)	200	2,070
Pentair, Inc.	10,600	397,500
Quixote Corp.	4,200	111,300
Regal-Beloit Corp.	600	12,870
Reliance Steel & Aluminum Co.	8,300	224,100
Robbins & Myers, Inc.	300	8,514
Roper Industries, Inc.	5,100	209,100
SPS Technologies, Inc. (a)	1,000	47,900
SPX Corp. (a)	6,195	720,169
Stewart & Stevenson Services, Inc.	7,200	197,712
Sun Hydraulics Corp.	100	790
SureBeam Corp. Class A	6,200	64,604
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Tennant Co.	400	$ 15,320
Terex Corp. (a)	7,900	175,064
Thomas Industries, Inc.	750	19,613
Timken Co.	17,300	259,500
Titan International, Inc.	700	3,997
Trinity Industries, Inc.	9,100	226,772
TurboChef Technologies, Inc. (a)	2,800	8,260
UNOVA, Inc. (a)	4,600	28,980
Valmont Industries, Inc.	900	15,795
Wabash National Corp.	700	6,790
Watts Industries, Inc. Class A	1,500	22,200
		7,043,548
Marine - 0.1%
Alexander & Baldwin, Inc.	10,300	270,375
General Maritime Corp.	5,700	75,069
International Shipholding Corp.	100	825
Kirby Corp. (a)	1,175	28,670
OMI Corp. (a)	3,600	18,864
		393,803
Road & Rail - 0.9%
AMERCO (a)	1,900	38,095
ANC Rental Corp. (a)	19,750	79,988
Arkansas Best Corp. (a)	6,600	175,362
Arnold Industries, Inc.	800	17,152
Budget Group, Inc. Class A (a)	3,200	7,872
C.H. Robinson Worldwide, Inc.	17,300	537,857
Celadon Group, Inc. (a)	3,800	14,706
CNF, Inc.	5,500	165,165
Consolidated Freightways Corp. (a)	3,100	17,143
Covenant Transport, Inc. Class A (a)	6,200	93,620
Dollar Thrifty Automotive Group, Inc. (a)	6,900	120,750
Driversshield.com Corp. (a)	3,900	4,992
Florida East Coast Industries, Inc. Class A	5,500	155,375
GATX Corp.	9,600	376,896
Genesee & Wyoming, Inc. Class A (a)	4,500	114,750
Heartland Express, Inc. (a)	8,000	216,800
Hub Group, Inc. Class A (a)	200	2,700
J.B. Hunt Transport Services, Inc. (a)	9,300	215,853
Kansas City Southern Industries, Inc. (a)	5,900	76,700
Knight Transportation, Inc. (a)	5,025	110,651
Landstar System, Inc. (a)	2,400	178,248
Old Dominion Freight Lines, Inc. (a)	100	1,112
RailAmerica, Inc. (a)	8,600	109,650
Roadway Corp.	6,400	183,872
Simon Transportation Services, Inc. Class A (a)	3,300	9,900
Swift Transportation Co., Inc. (a)	14,070	303,771
Transit Group, Inc. (a)	100	5
U.S. Xpress Enterprises, Inc. Class A (a)	2,100	17,325
USA Truck, Inc. (a)	100	820

	Shares	Value (Note 1)
USFreightways Corp.	6,700	$ 243,880
Werner Enterprises, Inc.	11,475	257,040
Wisconsin Central Transportation Corp. (a)	12,200	207,522
XTRA Corp. (a)	1,100	60,456
Yellow Corp. (a)	7,600	202,236
		4,318,264
Trading Companies & Distributors - 0.1%
Fastenal Co.	6,400	420,800
Huttig Building Products, Inc. (a)	7,400	43,734
MSC Industrial Direct, Inc. Class A (a)	3,500	62,300
		526,834
TOTAL INDUSTRIALS		50,476,393
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.5%
3Com Corp. (a)	52,400	215,364
Accelerated Networks, Inc. (a)	6,300	1,449
Ace Communication Corp. (a)	3,100	4,743
Adaptec, Inc.	12,000	125,400
Adaptive Broadband Corp. (a)	21,100	844
Adtran, Inc. (a)	9,200	212,980
Advanced Fibre Communication, Inc. (a)	12,000	291,000
Advanced Switching Communication, Inc.	5,700	3,135
Airnet Communications Corp. (a)	2,900	928
Allen Telecom, Inc. (a)	7,700	94,094
Alliance Fiber Optic Products, Inc.	3,600	6,336
Alpine Group, Inc. (a)	500	1,000
AltiGen Communications, Inc. (a)	2,100	1,911
American Access Technologies, Inc. (a)	3,100	2,883
Amplidyne, Inc. (a)	2,500	2,925
Anaren Microwave, Inc. (a)	2,800	53,564
Anicom, Inc. (a)	6,900	7
Anixter International, Inc. (a)	5,700	177,441
Applied Innovation, Inc. (a)	4,700	33,699
Ariel Corp. (a)	10,900	2,398
Arris Group, Inc. (a)	3,400	24,616
Aspect Communications Corp. (a)	4,700	22,607
Audiovox Corp. Class A (a)	3,030	26,513
Avanex Corp. (a)	11,000	58,300
Avici Systems, Inc. (a)	8,300	27,390
Avocent Corp. (a)	6,600	135,366
Aware, Inc. (a)	7,600	41,876
Bel Fuse, Inc. Class A (a)	2,800	67,200
Black Box Corp. (a)	2,900	135,749
Bogen Communications International, Inc. (a)	7,500	22,425
Brocade Communications System, Inc. (a)	37,700	906,685
Brooktrout, Inc. (a)	1,700	8,364
C-COR.net Corp. (a)	3,600	30,312
Cable Design Technologies Corp. (a)	5,025	69,094
Carrier Access Corp. (a)	4,700	17,484
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Centillium Communications, Inc. (a)	4,200	$ 51,660
Cidco, Inc. (a)	6,400	3,200
Clarent Corp. (a)	10,489	56,326
Com21, Inc. (a)	1,700	1,700
Comarco, Inc. (a)	3,000	43,080
Comdial Corp. (a)	5,000	4,900
CommScope, Inc. (a)	6,300	132,930
Communications Systems, Inc.	5,500	33,990
Computer Network Technology Corp. (a)	2,300	22,540
Comtech Telecommunications Corp. (a)	3,200	50,880
Conolog Corp. (a)	1,700	1,241
Copper Mountain Networks, Inc. (a)	19,600	29,596
Corvis Corp. (a)	51,200	100,864
Cosine Communications, Inc.	13,800	13,110
Crown Castle International Corp. (a)	36,100	367,859
Cylink Corp. (a)	7,000	3,290
Data Race, Inc. (a)	10,800	756
Datum, Inc. (a)	2,100	25,452
Davox Corp. (a)	5,500	52,030
Digi International, Inc. (a)	8,300	74,700
Digital Lightwave, Inc. (a)	3,835	56,566
Ditech Communications Corp. (a)	9,800	62,818
DMC Stratex Networks, Inc. (a)	9,130	86,918
Echelon Corp. (a)	4,900	80,556
Elastic Networks, Inc.	10,500	9,765
Elcotel, Inc. (a)	9,300	372
eLOT, Inc. (a)	5,600	924
Emulex Corp. (a)	13,100	208,421
Enterasys Networks, Inc. (a)	29,800	302,470
Entrada Networks, Inc. (a)	292	31
eOn Communications Corp. (a)	3,220	2,544
Extended Systems, Inc. (a)	5,900	24,190
Extreme Networks, Inc. (a)	18,000	287,460
Ezenia!, Inc. (a)	2,900	783
Finisar Corp. (a)	28,600	281,996
First Virtual Communications, Inc. (a)	2,908	2,268
Foundry Networks, Inc. (a)	18,300	200,385
Gadzoox Networks, Inc. (a)	14,900	22,797
Glenayre Technologies, Inc. (a)	4,900	4,263
Globecomm Systems, Inc. (a)	1,700	10,166
Harmonic, Inc. (a)	7,870	118,050
Harris Corp.	8,800	258,104
Inrange Technologies Corp. Class B	12,700	106,680
Inter-Tel, Inc.	7,900	126,400
InterDigital Communication Corp. (a)	5,900	53,159
Interspeed, Inc. (a)	2,800	70
ISCO International, Inc. (a)	8,300	9,877
Ixia	7,900	82,081
Juniper Networks, Inc. (a)	53,100	743,400
LightPath Technologies, Inc. Class A (a)	9,200	33,948
Loral Space & Communications Ltd. (a)	37,200	69,936

	Shares	Value (Note 1)
Luminent, Inc.	23,400	$ 47,034
McDATA Corp. Class A (a)	16,300	232,764
MCK Communications, Inc. (a)	12,100	17,182
Microwave Filter Co., Inc.	4,100	4,305
MRV Communications, Inc. (a)	9,100	37,037
Netopia, Inc. (a)	8,900	58,117
Netro Corp. (a)	6,300	17,388
NetSolve, Inc. (a)	1,700	23,375
Network Computing Devices, Inc. (a)	4,500	900
Network Engines, Inc. (a)	13,800	10,212
Network Equipment Technologies, Inc. (a)	2,000	8,000
New Focus, Inc. (a)	8,100	30,780
Next Level Communications, Inc. (a)	11,100	25,974
NMS Communications Corp. (a)	3,600	10,152
Norstan, Inc. (a)	6,400	26,496
NumereX Corp. Class A (a)	5,300	34,556
Nx Networks, Inc. (a)	1,500	465
ONI Systems Corp. (a)	21,400	297,460
Oplink Communications, Inc.	21,500	23,865
Optelecom, Inc. (a)	2,300	3,680
Optical Cable Corp. (a)	10,500	90,300
Optical Communication Products, Inc.	8,200	32,144
P-Com, Inc. (a)	6,100	1,769
Packeteer, Inc. (a)	4,500	28,260
Paradyne Networks, Inc. (a)	14,500	26,825
PC-Tel, Inc. (a)	8,800	68,552
Performance Technologies, Inc. (a)	4,600	60,398
PictureTel Corp. (a)	5,400	26,622
Plantronics, Inc. (a)	6,400	127,360
Pliant Systems, Inc. (a)	2,900	96
Polycom, Inc. (a)	12,400	251,472
Powerwave Technologies, Inc. (a)	8,600	125,560
Proxim, Inc. (a)	4,500	50,985
Redback Networks, Inc. (a)	21,600	88,128
REMEC, Inc. (a)	12,000	117,480
Repeater Technologies, Inc.	3,000	930
Riverstone Networks, Inc.	18,100	171,588
ROHN Industries, Inc. (a)	17,700	37,347
SBA Communications Corp. Class A (a)	5,700	75,924
Science Dynamics Corp. (a)	3,000	570
Sheldahl, Inc. (a)	200	280
Sonus Networks, Inc. (a)	32,700	482,979
Sorrento Networks Corp.	6,166	26,390
SpectraLink Corp. (a)	6,300	106,218
Spectrasite Holdings, Inc. (a)	25,100	69,276
SSE Telecom, Inc. (a)	3,100	93
STM Wireless, Inc. Class A (a)	4,500	6,750
Stratos Lightwave, Inc. (a)	9,898	56,914
Sunrise Telecom, Inc. (a)	6,000	35,700
Superior Telecom, Inc. (a)	4,460	8,697
Sycamore Networks, Inc. (a)	40,500	227,205
Symmetricom, Inc. (a)	5,450	38,695
Syntellect, Inc. (a)	7,300	8,687
Tekelec (a)	7,800	121,836
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Telaxis Communications Corp. (a)	9,620	$ 3,175
Tellium, Inc.	16,500	160,875
Telscape International, Inc. (a)	4,700	47
Telular Corp. (a)	4,375	32,638
TeraForce Technology Corp. (a)	5,500	1,320
Terayon Communication Systems, Inc. (a)	8,000	33,360
Tollgrade Communications, Inc. (a)	1,600	34,720
Transcrypt International, Inc. (a)	157	53
Triton Network Systems, Inc. (a)	4,300	3,397
Turnstone Systems, Inc. (a)	18,120	65,232
Tut Systems, Inc. (a)	5,600	5,712
Ursus Telecom Corp. (a)	7,300	73
UTStarcom, Inc. (a)	1,700	28,475
Veramark Technologies, Inc. (a)	1,700	1,445
Verilink Corp. (a)	5,400	14,040
ViaSat, Inc. (a)	5,600	92,064
Video Network Communication, Inc. (a)	4,542	1,953
VTEL Corp. (a)	10,200	9,180
Vyyo, Inc. (a)	3,800	3,800
Wegener Corp. (a)	12,400	8,928
Westell Technologies, Inc. Class A (a)	3,680	4,747
Wire One Technologies, Inc. (a)	9,300	42,129
WJ Communications, Inc.	10,100	33,330
Xetel Corp. (a)	7,400	11,100
		11,217,149
Computers & Peripherals - 0.6%
3Dfx Interactive, Inc. (a)	7,285	2,623
Advanced Digital Information Corp. (a)	6,100	75,274
Alpha Technologies Group, Inc. (a)	4,700	21,244
Aspeon, Inc. (a)	4,200	1,890
Auspex Systems, Inc. (a)	2,700	13,122
Autologic Information International, Inc. (a)	5,800	17,690
Avid Technology, Inc. (a)	8,200	82,410
Boundless Corp. (a)	400	440
BTG, Inc. (a)	100	936
Concurrent Computer Corp. (a)	6,700	73,700
CopyTele, Inc. (a)	17,800	9,605
Crossroads Systems, Inc. (a)	3,600	9,720
Datalink Corp. (a)	2,200	16,038
Dataram Corp. (a)	3,900	27,807
Dot Hill Systems Corp. (a)	500	940
Drexler Technology Corp. (a)	4,200	48,510
Electronics for Imaging, Inc. (a)	6,800	139,128
Emachines ltd. (a)	16,600	4,150
Encad, Inc. (a)	400	536
Exabyte Corp. (a)	8,700	5,394
FOCUS Enhancements, Inc. (a)	8,200	8,610
Handspring, Inc. (a)	21,900	63,510
Hauppauge Digital, Inc. (a)	4,400	7,040
HEI, Inc. (a)	3,600	29,880

	Shares	Value (Note 1)
Hutchinson Technology, Inc. (a)	1,600	$ 30,208
Immersion Corp. (a)	2,600	10,556
InFocus Corp. (a)	4,000	73,120
Innovex, Inc. (a)	2,400	7,800
Inprimis, Inc. (a)	1,300	169
Intergraph Corp. (a)	12,200	125,904
Interland, Inc. (a)	21,900	34,383
Interphase Corp. (a)	4,600	18,216
Intevac, Inc. (a)	1,500	4,440
Iomega Corp. (a)	30,800	42,196
JNI Corp. (a)	8,300	45,733
Komag, Inc. (a)	28,943	4,544
Maxtor Corp. (a)	35,861	216,242
Media 100, Inc. (a)	7,459	9,324
Mitek Systems, Inc. (a)	7,300	14,235
MTI Technology Corp. (a)	10,300	12,772
NeoMagic Corp. (a)	13,400	47,981
Neoware Systems, Inc. (a)	11,100	31,191
Novatel Wireless, Inc.	15,300	5,508
nStor Technologies, Inc. (a)	7,900	3,318
Overland Data, Inc. (a)	5,200	34,580
Presstek, Inc. (a)	9,800	78,400
Printronix, Inc. (a)	100	627
Procom Technology, Inc. (a)	6,900	63,480
Quantum Corp. - DLT & Storage Systems Group (a)	20,212	177,259
Rainbow Technologies, Inc. (a)	9,500	43,225
Read-Rite Corp. (a)	14,300	67,210
Rimage Corp. (a)	6,000	42,900
SanDisk Corp. (a)	9,400	192,794
SBS Technologies, Inc. (a)	4,900	63,455
SCM Microsystems, Inc. (a)	4,400	31,768
Sigma Designs, Inc. (a)	9,200	12,411
Silicon Graphics, Inc. (a)	19,100	8,404
SimpleTech, Inc.	3,600	8,748
Socket Communications, Inc. (a)	8,600	10,062
SteelCloud, Inc., (a)	5,100	5,355
Storage Computer Corp. (a)	5,800	33,234
Storage Technology Corp. (a)	13,300	190,190
StorageNetworks, Inc. (a)	4,400	24,420
Syquest Technology, Inc. (a)	1,700	2
Tidel Technologies, Inc. (a)	10,700	8,028
Transact Technologies, Inc. (a)	100	625
UniView Technologies Corp. (a)	12,000	2,520
ViewCast.com, Inc. (a)	11,100	7,881
Vitech America, Inc. (a)	10	0
Vixel Corp. (a)	6,100	10,736
Western Digital Corp. (a)	20,100	63,918
Xybernaut Corp. (a)	8,000	23,120
Zoom Telephonics, Inc. (a)	5,600	10,360
		2,613,749
Electronic Equipment & Instruments - 2.1%
ACT Manufacturing, Inc. (a)	7,250	75,835
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Advanced Photonix, Inc. Class A (a)	11,900	$ 9,877
Aetrium, Inc. (a)	100	145
American Technology Corp. (a)	1,600	6,800
Amphenol Corp. Class A (a)	6,400	258,752
Analogic Corp.	1,200	44,820
Andersen Group, Inc. (a)	3,500	29,216
Andrea Electronics Corp. (a)	3,700	3,145
APA Optics, Inc. (a)	4,100	19,475
Appiant Technologies, Inc. (a)	3,700	6,845
APW Ltd. (a)	4,300	33,669
Arrow Electronics, Inc. (a)	16,800	450,072
Avnet, Inc.	16,873	406,302
AVX Corp.	29,300	619,695
BEI Technologies, Inc.	4,300	99,459
Bell Industries, Inc. (a)	7,800	15,912
California Amplifier, Inc. (a)	9,200	51,428
CheckPoint Systems, Inc. (a)	1,600	19,760
Chromatics Color Sciences International, Inc. (a)	1,050	74
Chyron Corp. (a)	7,000	2,800
Cognex Corp. (a)	9,300	257,424
Cohu, Inc.	6,400	127,296
Craftmade International, Inc.	1,100	14,410
CTS Corp.	2,400	49,224
CyberOptics Corp. (a)	5,300	60,950
Daktronics, Inc. (a)	7,600	83,220
Datakey, Inc. (a)	3,000	5,850
DDi Corp. (a)	6,800	95,268
Diebold, Inc.	14,700	554,925
Digital Video Systems, Inc. (a)	1,400	4,914
DSP Group, Inc. (a)	2,700	67,500
Duraswitch Industries, Inc. (a)	4,300	51,385
EFTC Corp. (a)	794	1,390
Emcee Broadcast Products, Inc. (a)	3,000	2,910
En Pointe Technologies, Inc. (a)	3,200	9,696
ePlus, Inc. (a)	6,600	53,658
Excel Technology, Inc. (a)	4,300	82,990
Fargo Electronics, Inc. (a)	8,000	55,600
Fisher Scientific International, Inc. (a)	11,100	277,500
Flir Systems, Inc. (a)	2,500	70,500
Franklin Electric Co., Inc.	200	14,528
Frequency Electronics, Inc.	150	2,265
GenRad, Inc. (a)	1,100	5,819
Gentner Communications Corp. (a)	3,500	38,115
Giga-Tronics, Inc. (a)	4,900	14,161
Identix, Inc. (a)	3,100	13,640
Ingram Micro, Inc. Class A (a)	8,800	132,000
Interlink Electronics, Inc. (a)	5,800	26,390
Interlogix, Inc. (a)	1,803	49,817
Intermagnetics General Corp.	1,136	34,296
Itron, Inc. (a)	5,000	100,150

	Shares	Value (Note 1)
JMAR Industries, Inc. (a)	6,100	$ 17,385
Keithley Instruments, Inc.	1,800	35,838
KEMET Corp. (a)	11,600	211,120
Kopin Corp. (a)	8,300	103,916
LeCroy Corp. (a)	3,400	76,466
LoJack Corp. (a)	1,700	9,707
LSI, Industries, Inc.	100	2,510
Maxwell Technologies, Inc. (a)	4,100	59,245
Measurement Specialties, Inc. (a)	5,300	80,825
Mechanical Technology, Inc. (a)	10,300	50,882
Merix Corp. (a)	2,250	43,335
Methode Electronics, Inc. Class A	11,700	101,088
Micronetics Wireless, Inc. (a)	4,000	14,800
MTS Systems Corp.	7,400	96,200
Nanometrics, Inc. (a)	3,400	96,084
Newport Corp.	4,600	83,352
NU Horizons Electronics Corp. (a)	8,000	69,840
Odetics, Inc. Class A (a)	4,600	10,580
OSI Systems, Inc. (a)	4,700	19,975
Packard BioScience Co. (a)	16,800	160,944
Panavision, Inc. (a)	205	1,107
Park Electrochemical Corp.	2,450	61,373
Parlex Corp. (a)	2,200	25,410
Pioneer Standard Electronics, Inc.	10,000	120,100
Planar Systems, Inc. (a)	4,000	106,000
Plexus Corp. (a)	5,720	199,170
Powell Industries, Inc. (a)	3,800	102,182
PSC, Inc. (a)	7,300	7,665
Questron Technology, Inc. (a)	3,900	15,717
Research Frontiers, Inc. (a)	4,100	79,950
RF Industries Ltd. (a)	2,500	6,875
Rheometrics Scientific, Inc. (a)	5,900	34,220
Richardson Electronics Ltd.	5,300	52,046
Robotic Vision Systems, Inc. (a)	8,500	11,560
Rofin-Sinar Technologies, Inc. (a)	400	3,968
Rogers Corp. (a)	700	20,615
Satcon Technology Corp. (a)	6,400	42,240
ScanSource, Inc. (a)	2,000	110,260
SCI Systems, Inc. (a)	23,200	568,400
Sipex Corp. (a)	7,800	89,154
Somera Communications, Inc. (a)	2,200	13,200
Spatializer Audio Labs, Inc. (a)	12,700	2,477
Spectrian Corp. (a)	5,200	81,016
Spectrum Control, Inc. (a)	10,100	51,005
Spire Corp. (a)	200	720
SRS Labs, Inc. (a)	2,800	11,452
Stanford Microdevices, Inc. (a)	6,700	48,374
StockerYale, Inc. (a)	2,400	24,240
Superconductor Technologies, Inc. (a)	9,800	50,960
Tanisys Technology, Inc. (a)	7,800	702
Tech Data Corp. (a)	7,400	302,660
Technitrol, Inc.	4,400	112,112
Teledyne Technologies, Inc. (a)	4,200	64,806
Trimble Navigation Ltd. (a)	6,900	113,850
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Trimedyne, Inc. (a)	9,200	$ 6,072
TrueTime, Inc. (a)	3,000	6,000
Ultrak, Inc. (a)	8,400	12,768
Universal Display Corp. (a)	3,900	46,995
Varian, Inc. (a)	5,000	148,450
Veeco Instruments, Inc. (a)	2,889	84,474
Viasystems Group, Inc. (a)	16,300	36,675
Viisage Technology, Inc. (a)	3,700	7,400
Visionics Corp. (a)	6,200	31,186
Waters Corp. (a)	20,500	679,165
Woodhead Industries, Inc.	100	1,631
X-Rite, Inc.	700	6,027
Zomax, Inc. (a)	13,200	85,147
Zygo Corp. (a)	3,800	41,610
		9,585,150
Internet Software & Services - 2.1%
24/7 Media, Inc. (a)	3,420	581
Accrue Software, Inc. (a)	19,200	4,800
AGENCY.COM Ltd. (a)	7,700	25,410
Akamai Technologies, Inc. (a)	19,374	81,565
Alloy Online, Inc. (a)	7,000	112,000
Allscripts Healthcare Solutions, Inc. (a)	11,000	60,500
America Online Latin America, Inc.	10,300	36,977
AppliedTheory Corp. (a)	11,400	3,534
Apropos Technology, Inc. (a)	3,760	6,392
Ardent Communications, Inc. (a)	8,400	2,100
Ariba, Inc. (a)	37,000	84,360
ARIS Corp. (a)	2,500	6,575
Art Technology Group, Inc. (a)	24,700	36,803
Ashton Technology Group, Inc. (a)	4,500	2,205
Ask Jeeves, Inc. (a)	4,000	3,880
Audiohighway.com (a)	4,000	44
Autobytel.com, Inc. (a)	13,608	13,608
Be Free, Inc. (a)	11,600	20,880
Blue Martini Software, Inc. (a)	22,600	22,600
Braun Consulting, Inc. (a)	8,800	63,800
C-bridge Internet Solutions, Inc. (a)	2,600	1,716
CacheFlow, Inc. (a)	13,600	35,224
Calico Commerce, Inc. (a)	2,388	155
Cavion Technologies, Inc. (a)	2,000	20
CenterSpan Communications Corp. (a)	4,200	42,000
Centra Software, Inc. (a)	4,210	41,469
Chordiant Software, Inc. (a)	9,950	28,258
Click Communication, Inc. (a)	4,700	28,435
ClickAction, Inc. (a)	2,800	2,520
CMGI, Inc. (a)	47,064	83,774
CNET Networks, Inc. (a)	19,340	177,541
Commerce One, Inc. (a)	28,100	91,606
Communication Intelligence Corp. (a)	7,900	7,110
Corillian Corp. (a)	6,000	15,120
Critical Path, Inc. (a)	22,076	7,064

	Shares	Value (Note 1)
Crossworlds Software, Inc. (a)	5,900	$ 15,134
Cybear Group (a)	3,033	1,820
Cybercash, Inc. (a)	7,200	576
CyberSource Corp. (a)	5,700	6,783
Cysive, Inc. (a)	11,400	28,272
Data Return Corp. (a)	10,700	7,062
Deltathree, Inc. (a)	4,700	1,692
Dice, Inc. (a)	3,800	5,890
Digex, Inc. Class A (a)	8,700	51,852
Digital Courier Technologies, Inc. (a)	2,800	322
Digital Impact, Inc. (a)	1,200	1,512
Digital Insight Corp. (a)	7,600	129,732
Digital Lighthouse Corp. (a)	6,500	33
Digital River, Inc. (a)	5,200	24,440
DigitalThink, Inc. (a)	5,990	73,078
Digitas, Inc. (a)	6,500	27,560
Divine, Inc. Class A (a)	14,300	14,300
Docent, Inc.	5,500	27,225
DoubleClick, Inc. (a)	17,882	143,592
drkoop.com, Inc. (a)	3,900	546
DSL.net, Inc. (a)	13,700	4,110
E-Stamp Corp. (a)	2,400	264
EarthLink, Inc. (a)	19,627	265,161
Easylink Services Corp. Class A (a)	9,579	2,874
ebenX, Inc. (a)	9,900	41,481
eCollege.com (a)	4,200	17,640
EDGAR Online, Inc. (a)	4,100	9,020
eGain Communications Corp. (a)	9,263	15,377
Elcom International, Inc. (a)	6,500	6,628
Eloquent, Inc. (a)	3,080	3,511
eMerge Interactive, Inc. Class A (a)	4,490	8,216
Entrade, Inc. (a)	1,300	416
Eprise Corp. (a)	10,100	6,969
Equinix, Inc.	9,900	7,227
eSoft, Inc. (a)	4,200	4,200
EuroWeb International Corp. (a)	740	1,924
Evolve Software, Inc.	4,900	3,332
eXcelon Corp. (a)	8,000	4,320
Exodus Communications, Inc. (a)	81,300	71,544
Expedia, Inc. Class A (a)	7,600	283,936
Extensity, Inc. (a)	1,900	9,576
F5 Networks, Inc. (a)	3,500	55,370
FairMarket, Inc. (a)	5,600	5,488
FalconStor Software, Inc. (a)	5,900	56,050
Fastnet Corp. (a)	5,500	6,380
FiNet.com, Inc. (a)	450	464
FirePond, Inc. (a)	7,850	5,574
FreeMarkets, Inc. (a)	4,800	69,408
FTD.com, Inc. Class A (a)	2,200	14,410
Fusion Networks Holdings, Inc. (a)	3,170	48
Genuity, Inc. (a)	23,600	42,008
Global Sports, Inc. (a)	7,903	134,430
Globix Corp. (a)	3,500	2,975
GoTo.com, Inc. (a)	8,100	159,975
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
HearMe (a)	4,800	$ 346
High Speed Access Corp. (a)	17,600	5,632
Hollywood Media Corp. (a)	3,700	19,573
Homeseekers.com, Inc. (a)	4,100	1,886
Homestore.com, Inc. (a)	16,700	276,719
Hoover's, Inc. (a)	4,700	15,134
Hotel Reservations Network, Inc. Class A (a)	3,000	124,800
HotJobs.com Ltd. (a)	9,600	91,968
Hyperfeed Technologies, Inc. (a)	7,500	9,450
I-Many, Inc. (a)	12,200	66,490
iBasis, Inc. (a)	4,400	4,840
iBeam Broadcasting Corp. (a)	15,600	1,560
iManage, Inc. (a)	4,900	24,500
Improvenet, Inc. (a)	9,700	1,649
Infonautics, Inc. Class A (a)	6,900	4,830
InfoSpace, Inc. (a)	44,052	52,862
Innodata Corp. (a)	8,000	19,600
InsWeb Corp. (a)	1,700	765
INT Media Group, Inc. (a)	6,400	17,920
Integrated Information Systems, Inc. (a)	2,300	1,840
Intelligroup, Inc. (a)	4,900	4,116
InterCept Group, Inc. (a)	4,300	168,560
Interliant, Inc. (a)	5,300	2,014
Internap Network Services Corp. (a)	19,600	19,600
Internet America, Inc. (a)	6,500	3,250
Internet Capital Group, Inc. (a)	36,300	27,588
Internet Commerce Corp. Class A (a)	3,400	11,866
Internet Pictures Corp. (a)	851	1,634
Internet Security Systems, Inc. (a)	5,900	92,217
InterWorld Corp. (a)	9,650	8,203
Interwoven, Inc. (a)	14,600	118,990
Intraware, Inc. (a)	4,700	5,452
ION Networks, Inc. (a)	12,500	3,750
ITXC Corp. (a)	11,800	35,400
iVillage, Inc. (a)	9,543	9,638
iXL Enterprises, Inc. (a)	20,400	6,528
J Net Enterprises, Inc. (a)	5,700	21,945
j2 Global Communications, Inc. (a)	378	1,323
Juno Online Services, Inc. (a)	3,700	3,330
Jupiter Media Metrix, Inc. (a)	14,700	11,172
Kana Software, Inc. (a)	32,951	28,008
Keynote Systems, Inc. (a)	9,600	79,200
L90, Inc. (a)	5,900	7,611
Landacorp, Inc. (a)	4,600	4,784
Lante Corp. (a)	3,730	3,581
Larscom, Inc. Class A (a)	3,000	4,980
Learn2.com, Inc. (a)	7,700	1,117
LendingTree, Inc. (a)	8,010	33,081
LifeMinders, Inc. (a)	3,900	6,435
Liquid Audio, Inc. (a)	7,800	18,642

	Shares	Value (Note 1)
Liveworld, Inc. (a)	1,800	$ 108
Log On America, Inc. (a)	2,000	540
LookSmart Ltd. (a)	17,100	11,115
Loudeye Technologies, Inc. (a)	4,000	3,160
Marimba, Inc. (a)	6,400	17,600
Marketwatch.com, Inc. (a)	2,800	6,300
MatrixOne, Inc. (a)	5,800	62,118
McAfee.com Corp. (a)	4,400	63,800
Mediaplex, Inc. (a)	6,300	5,040
MedicaLogic/Medscape, Inc. (a)	5,100	1,887
MessageMedia, Inc. (a)	13,400	4,288
Modem Media, Inc. Class A (a)	4,600	23,000
Multex.com, Inc. (a)	12,300	38,991
National Information Consortium, Inc. (a)	4,800	14,688
National Techteam, Inc. (a)	200	580
Navidec, Inc. (a)	4,200	2,730
NaviSite, Inc. (a)	15,700	6,280
Neoforma, Inc. (a)	4,340	31,508
Net Perceptions, Inc. (a)	13,300	15,960
Net2Phone, Inc. (a)	10,700	43,977
NetCurrents, Inc. (a)	8,400	672
Netegrity, Inc. (a)	4,600	81,420
Netgateway, Inc. (a)	11,100	5,772
NetObjects, Inc. (a)	8,600	1,032
NetRatings, Inc. (a)	3,000	38,310
Netzee, Inc. (a)	450	626
NetZero, Inc. (a)	9,000	4,590
New Frontier Media, Inc. (a)	4,200	9,702
Niku Corp. (a)	23,500	13,395
NQL, Inc. (a)	8,200	1,722
OneSource Information Services, Inc. (a)	2,700	23,571
Onvia.com, Inc. (a)	6,900	2,829
Open Market, Inc. (a)	5,900	4,307
Openwave Systems, Inc.	27,317	438,165
Optio Software, Inc. (a)	3,200	1,792
Organic, Inc. (a)	8,020	2,566
OTG Software, Inc. (a)	11,100	68,931
Persistence Software, Inc. (a)	3,900	1,365
Physician Computer Network, Inc. (a)	200	0
Plastic Surgery Co. (a)	400	280
Primus Knowledge Solutions, Inc. (a)	5,200	12,480
Private Business, Inc. (a)	2,038	4,076
ProcureNet, Inc. (a)	800	120
Prodigy Communications Corp. Class A (a)	11,750	66,505
Promotions.com, Inc. (a)	2,500	525
PurchasePro.com, Inc. (a)	8,700	6,960
Quintus Corp. (a)	3,806	266
Raindance Communications, Inc. (a)	11,800	14,278
Rare Medium Group, Inc. (a)	4,700	846
RealNetworks, Inc. (a)	23,000	166,060
Register.com, Inc. (a)	10,100	85,143
Retek, Inc. (a)	6,956	194,629
Rhythms NetConnections, Inc. (a)	25,100	254
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
RoweCom, Inc. (a)	4,800	$ 3,264
RWD Technologies, Inc. (a)	400	1,200
S1 Corp. (a)	7,130	82,494
Saba Software, Inc. (a)	7,600	62,700
Salon Media Group, Inc. (a)	4,600	1,840
SeeBeyond Technology Corp. (a)	16,600	96,280
Selectica, Inc. (a)	7,500	29,400
SilverStream Software, Inc. (a)	9,900	55,836
SkillSoft Corp. (a)	3,150	88,200
SmartServ Online, Inc. (a)	1,700	12,750
Snowball.com, Inc. (a)	1,434	416
SoftNet Systems, Inc. (a)	1,300	2,574
SonicWALL, Inc. (a)	9,800	183,358
Source Media, Inc. (a)	2,800	308
SpeedUs.com (a)	1,900	1,387
Sportsline.com, Inc. (a)	6,500	5,915
SSP Solutions, Inc. (a)	2,900	10,121
Stan Lee Media, Inc.	8,100	567
StarMedia Network, Inc. (a)	13,100	4,192
Stellent, Inc. (a)	3,300	71,940
Support.com, Inc. (a)	4,200	15,330
Switchboard, Inc. (a)	4,000	16,160
Synergy Brands, Inc. (a)	2,060	2,740
SynQuest, Inc.	8,700	8,352
TeleCommunication Systems, Inc. Class A	4,000	4,400
Telemate.Net Software, Inc. (a)	4,500	8,325
Telescan, Inc. (a)	6,800	1,904
The Cobalt Group, Inc. (a)	3,400	11,662
The Sedona Corp. (a)	8,300	4,814
The viaLink Co. (a)	3,000	570
theglobe.com, Inc. (a)	7,600	570
TheStreet.com, Inc. (a)	5,900	7,139
Tippingpoint Technologies, Inc. (a)	454	3,768
Track Data Corp. (a)	4,700	6,721
Travelocity.com, Inc. (a)	2,500	59,800
TriZetto Group, Inc. (a)	10,600	120,098
Tumbleweed Communications Corp. (a)	14,900	49,617
U.S. Interactive, Inc. (a)	2,400	24
UAXS Global Holdings, Inc. (a)	10,900	16,350
US SEARCH.com, Inc. (a)	4,300	7,009
USinternetworking, Inc. (a)	20,400	9,588
VCampus Corp. (a)	3,800	3,534
Ventro Corp. (a)	4,400	1,672
VeriSign, Inc. (a)	33,875	1,390,569
VerticalNet, Inc. (a)	23,900	21,510
Via Net.Works, Inc. (a)	5,060	4,453
Viador, Inc. (a)	4,500	990
Viant Corp. (a)	11,400	13,680
Vicinity Corp. (a)	11,450	16,946
Vignette Corp. (a)	36,556	249,677
Virage, Inc. (a)	4,900	12,642

	Shares	Value (Note 1)
VirtualFund.com, Inc. (a)	5,600	$ 672
Visual Data Corp. (a)	3,000	4,499
Vitria Technology, Inc. (a)	18,800	51,888
WatchGuard Technologies, Inc. (a)	4,500	44,685
Wavo Corp. (a)	7,500	94
Webb Interactive Services, Inc. (a)	5,200	4,212
WebEx Communications, Inc. (a)	4,800	82,896
Webhire, Inc. (a)	440	1,923
WebMD Corp. (a)	60,706	297,459
webMethods, Inc. (a)	6,965	83,789
Websense, Inc. (a)	5,800	103,762
WorldGate Communications, Inc. (a)	11,300	31,075
Worldwide Xceed Group, Inc. (a)	180	5
XCare.net, Inc. (a)	5,382	88,319
Youbet.com, Inc. (a)	6,300	7,245
ZixIt Corp. (a)	7,200	52,920
		9,766,390
IT Consulting & Services - 1.1%
Acxiom Corp. (a)	13,460	171,480
Affiliated Computer Services, Inc. Class A (a)	7,500	613,275
AlphaNet Solutions, Inc. (a)	300	675
American Management Systems, Inc. (a)	10,300	181,898
Analysts International Corp.	10,350	51,957
Answerthink, Inc. (a)	5,010	45,541
Aztec Technology Partners, Inc. (a)	6,900	794
Bell Microproducts, Inc. (a)	7,600	71,972
BrightStar Information Technology Group, Inc. (a)	4,500	900
CACI International, Inc. Class A (a)	3,500	138,915
Carreker Corp. (a)	3,200	26,720
Ciber, Inc. (a)	4,200	27,510
Cognizant Technology Solutions Corp. Class A (a)	2,200	93,038
Comdisco, Inc.	35,400	32,214
Competitive Technologies, Inc. (a)	4,100	21,525
Computer Horizons Corp. (a)	17,200	60,544
Computer Task Group, Inc. (a)	700	1,883
Cotelligent, Inc. (a)	600	186
Covansys Corp. (a)	2,432	31,251
CSP, Inc.	3,800	14,250
Direct Insite Corp. (a)	53	129
Edgewater Technology, Inc. (a)	12,800	38,016
Elite Information Group, Inc. (a)	100	670
eLoyalty Corp. (a)	9,400	7,990
Enherent Corp. (a)	8,200	2,296
Forrester Research, Inc. (a)	6,200	122,512
Gartner, Inc. Class B (a)	8,300	80,925
GRIC Communications, Inc. (a)	4,500	4,140
Health Management Systems, Inc. (a)	6,600	10,560
IDX Systems Corp. (a)	5,300	80,295
iGate Capital Corp. (a)	6,000	20,100
Inforte Corp. (a)	6,260	68,860
Integral Systems, Inc. (a)	2,800	49,000
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Consulting & Services - continued
Investment Technology Group, Inc. (a)	4,197	$ 243,384
Keane, Inc. (a)	8,200	138,170
KPMG Consulting, Inc.	23,100	340,263
Lionbridge Technologies, Inc. (a)	8,378	7,121
Manchester Technologies, Inc. (a)	1,900	4,940
Manhattan Associates, Inc. (a)	4,100	92,865
MedCom USA, Inc. (a)	2,260	339
Meta Group, Inc. (a)	7,300	17,520
Metro Information Services, Inc. (a)	600	4,686
Neomedia Technologies, Inc. (a)	5,500	1,320
Netguru, Inc. (a)	1,800	4,860
Netplex Group, Inc. (a)	3,800	342
Network Access Solutions Corp. (a)	3,800	798
New Horizons Worldwide, Inc. (a)	400	5,348
OAO Technology Solutions, Inc. (a)	4,000	4,922
Official Payments Corp. (a)	1,000	3,000
Omnicell, Inc.	3,500	32,130
Perot Systems Corp. Class A (a)	12,800	184,320
Pfsweb, Inc. (a)	19,953	19,554
Pilot Network Services, Inc. (a)	3,500	35
PowerCerv Corp. (a)	522	418
Predictive Systems, Inc. (a)	15,300	24,480
Primix Solutions, Inc. (a)	2,700	574
Proquest Co. (a)	3,200	112,960
Razorfish, Inc. Class A (a)	22,074	4,415
Renaissance Worldwide, Inc. (a)	4,200	6,048
Safeguard Scientifics, Inc. (a)	13,800	44,022
Savvis Communications Corp. (a)	8,580	8,237
Scient Corp. (a)	9,400	4,230
Silverline Technologies Ltd. sponsored ADR (a)	1	2
Simplex Solutions, Inc.	4,200	109,830
StarTek, Inc. (a)	1,500	34,800
Storage Engine, Inc. (a)	500	950
SunGard Data Systems, Inc. (a)	42,672	1,009,193
Superior Consultant Holdings Corp. (a)	2,800	14,700
Sykes Enterprises, Inc. (a)	11,600	107,416
Syntel, Inc. (a)	2,100	23,016
Tanning Technology Corp. (a)	8,100	33,534
Technology Solutions Co. (a)	9,500	18,050
TekInsight.com, Inc. (a)	8,600	18,576
TenFold Corp. (a)	7,200	5,760
The Management Network Group, Inc. (a)	2,000	12,000
Tier Technologies, Inc. Class B (a)	6,000	84,000
Titan Corp. (a)	10,426	193,402
TSR, Inc. (a)	300	1,530
Tyler Technologies, Inc. (a)	300	1,095
UBICS, Inc. (a)	4,000	2,600
Verso Technologies, Inc. (a)	5,000	4,650
Vestcom International, Inc. (a)	500	1,450

	Shares	Value (Note 1)
WidePoint Corp. (a)	5,600	$ 448
Zamba Corp. (a)	2,200	1,914
		5,062,238
Office Electronics - 0.1%
Global Imaging Systems, Inc. (a)	5,600	89,600
IKON Office Solutions, Inc.	27,000	202,500
Zebra Technologies Corp.:
Class A (a)	6,900	323,058
Class B (a)	270	12,641
		627,799
Semiconductor Equipment & Products - 3.5%
8X8, Inc. (a)	1,900	1,900
Actel Corp. (a)	6,600	148,830
ADE Corp. (a)	1,400	16,716
Advanced Power Technology, Inc.	4,200	57,372
Agere Systems, Inc. Class A	114,900	585,990
Alliance Semiconductor Corp. (a)	12,600	127,890
Alpha Industries, Inc. (a)	6,300	200,088
Amkor Technology, Inc. (a)	26,400	432,432
Amtech Systems, Inc. (a)	4,800	38,544
Anadigics, Inc. (a)	2,600	39,910
Artisan Components, Inc. (a)	1,900	15,732
Asyst Technologies, Inc. (a)	5,900	74,694
Atmel Corp. (a)	73,900	708,701
ATMI, Inc. (a)	7,300	175,492
Axcelis Technologies, Inc. (a)	13,000	181,350
AXT, Inc. (a)	3,400	62,050
Brooks Automation, Inc. (a)	2,100	91,035
Cabot Microelectronics Corp. (a)	3,377	236,559
California Micro Devices Corp. (a)	4,900	32,241
Catalyst Semiconductor, Inc. (a)	7,800	24,180
Celeritek, Inc. (a)	5,200	79,300
ChipPAC, Inc.	16,100	96,761
Cirrus Logic, Inc. (a)	11,300	159,782
Clare, Inc. (a)	2,300	5,635
Credence Systems Corp. (a)	10,020	169,138
Cree, Inc. (a)	10,600	222,282
Cymer, Inc. (a)	3,500	88,060
Cypress Semiconductor Corp. (a)	19,200	414,912
Diodes, Inc. (a)	4,900	42,630
DPAC Technologies Corp. (a)	7,600	18,620
DuPont Photomasks, Inc. (a)	2,600	91,000
Elantec Semiconductor, Inc. (a)	2,700	102,600
Electroglas, Inc. (a)	6,900	113,643
EMCORE Corp. (a)	4,700	71,252
Entegris, Inc. (a)	15,900	190,800
ESS Technology, Inc. (a)	11,000	146,850
Exar Corp. (a)	4,600	93,150
Fairchild Semiconductor International, Inc. Class A (a)	14,300	308,451
FEI Co. (a)	5,400	188,082
FSI International, Inc. (a)	8,603	135,583
General Semiconductor, Inc. (a)	11,100	143,745
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Genus, Inc. (a)	8,700	$ 24,618
GlobeSpan, Inc. (a)	9,900	156,123
Helix Technology, Inc.	3,100	71,300
Hi/fn, Inc. (a)	3,976	37,414
Hytek Microsystems, Inc. (a)	4,300	10,105
Ibis Technology Corp. (a)	5,200	33,696
Ikos Systems, Inc. (a)	6,900	47,972
Insilicon Corp. (a)	4,900	17,052
Integrated Circuit Systems, Inc. (a)	8,400	154,980
Integrated Device Technology, Inc. (a)	16,637	517,244
Integrated Silicon Solution (a)	8,500	128,605
Integrated Telecom Express, Inc.	5,500	8,525
International Rectifier Corp. (a)	9,300	343,914
Intersil Corp. Class A (a)	12,715	477,194
IXYS Corp. (a)	4,900	42,630
Kulicke & Soffa Industries, Inc. (a)	5,100	73,491
LAM Research Corp. (a)	19,000	537,890
Lattice Semiconductor Corp. (a)	15,700	366,909
Logic Devices, Inc. (a)	9,600	10,464
LTX Corp. (a)	6,100	109,251
Mattson Technology, Inc. (a)	7,947	79,152
MEMC Electronic Materials, Inc. (a)	5,500	15,400
Micrel, Inc. (a)	13,800	425,868
Micro Component Technology, Inc. (a)	7,100	17,395
Micro Linear Corp. (a)	8,200	34,440
Microchip Technology, Inc. (a)	20,784	741,781
Microsemi Corp. (a)	4,200	119,700
Microtune, Inc.	4,600	76,406
MIPS Technologies, Inc. Class A (a)	9,600	88,224
MKS Instruments, Inc. (a)	5,809	129,831
Monolithic System Technology, Inc.	6,400	89,856
Multilink Technology Corp.	11,200	105,840
Mykrolis Corp.	11,100	170,385
NETsilicon, Inc. (a)	2,500	8,050
Oak Technology, Inc. (a)	13,948	137,667
Omnivision Technologies, Inc. (a)	2,800	8,428
ON Semiconductor Corp. (a)	26,100	86,391
Opti, Inc. (a)	3,000	9,750
PDF Solutions, Inc.	5,200	74,880
Pericom Semiconductor Corp. (a)	3,200	54,016
Photon Dynamics, Inc. (a)	1,400	50,344
Photronics, Inc. (a)	3,335	79,573
Pixelworks, Inc. (a)	6,300	93,996
PLX Technology, Inc. (a)	8,400	67,536
Power Integrations, Inc. (a)	4,200	99,498
PRI Automation, Inc. (a)	7,400	133,348
QuickLogic Corp. (a)	11,400	59,280
Rambus, Inc. (a)	14,100	87,843
Ramtron International Corp. (a)	5,160	10,733
RF Micro Devices, Inc. (a)	26,300	669,598
Rudolph Technologies, Inc. (a)	2,000	72,000

	Shares	Value (Note 1)
Sage, Inc. (a)	4,871	$ 87,581
Semitool, Inc. (a)	8,600	122,894
Semtech Corp. (a)	10,400	388,232
SEMX Corp. (a)	6,100	14,091
Silicon Image, Inc. (a)	6,000	22,200
Silicon Laboratories, Inc. (a)	10,600	211,894
Silicon Storage Technology, Inc. (a)	11,700	102,141
Siliconix, Inc. (a)	6,100	181,353
SONICblue, Inc. (a)	28,368	65,246
Spectra Physics, Inc. (a)	2,900	60,175
SpeedFam-IPEC, Inc. (a)	5,642	11,284
Standard Microsystems Corp. (a)	4,300	56,330
Supertex, Inc. (a)	3,800	60,154
Tegal Corp. (a)	11,400	20,634
Therma-Wave, Inc. (a)	4,370	72,236
Three-Five Systems, Inc. (a)	1,948	37,012
Transmeta Corp.	19,100	48,514
Transwitch Corp. (a)	10,950	89,790
Trident Microsystems, Inc. (a)	4,800	32,160
TriQuint Semiconductor, Inc. (a)	20,243	429,152
TTM Technologies, Inc.	5,575	45,994
Ultratech Stepper, Inc. (a)	3,200	55,040
Varian Semiconductor Equipment Associates, Inc. (a)	4,200	144,480
Virata Corp. (a)	7,600	89,756
White Electronic Designs Corp. (a)	7,500	27,450
Xicor, Inc. (a)	7,600	80,712
Zoran Corp. (a)	3,000	103,050
		15,860,123
Software - 4.2%
5B Technologies Corp. (a)	2,200	1,540
A.D.A.M., Inc. (a)	2,800	6,860
Acclaim Entertainment, Inc. (a)	10,800	43,308
ActionPoint, Inc. (a)	2,600	4,680
Activision, Inc. (a)	5,600	207,480
Actuate Corp. (a)	7,100	48,990
Adept Technology, Inc. (a)	6,900	41,745
Advent Software, Inc. (a)	4,800	254,928
Agile Software Corp. (a)	6,400	64,000
ALPNET, Inc. (a)	7,800	2,574
American Software, Inc. Class A (a)	11,800	23,600
Analytical Surveys, Inc. (a)	2,400	1,944
Ansoft Corp. (a)	4,400	58,300
Ansys, Inc. (a)	5,900	110,920
Applied Digital Solutions, Inc. (a)	19,050	3,810
Applied Microsystems Corp. (a)	2,700	6,075
Applix, Inc. (a)	3,500	3,675
ARI Network Services, Inc. (a)	2,800	700
Artificial Life, Inc. (a)	1,000	570
Artisoft, Inc. (a)	6,400	20,160
Ascendant Solutions, Inc. (a)	3,800	912
Ascential Software Corp. (a)	40,470	191,018
Aspen Technology, Inc. (a)	3,400	55,998
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Authentidate Holding Corp. (a)	2,300	$ 9,108
Avant! Corp. (a)	11,500	67,850
AvantGo, Inc.	15,000	26,100
AXS-One, Inc. (a)	6,000	2,100
Barra, Inc. (a)	4,650	226,455
Base Ten Systems, Inc. Class A (a)	160	11
Be, Inc. (a)	9,400	1,410
BEA Systems, Inc. (a)	65,200	1,054,284
BindView Development Corp. (a)	5,300	7,155
Bitstream, Inc. Class A (a)	8,100	30,375
Borland Software Corp. (a)	7,381	83,922
Bottomline Technologies, Inc. (a)	1,400	7,672
Brio Technology, Inc. (a)	8,700	28,971
BSQUARE Corp. (a)	12,100	51,425
Cadence Design Systems, Inc. (a)	39,744	873,573
Caldera International, Inc. (a)	7,100	3,763
CAM Commerce Solutions, Inc. (a)	2,100	8,652
Caminus Corp. (a)	3,900	83,343
Captaris, Inc. (a)	11,400	22,800
CareCentric, Inc. (a)	20	34
CareCentric, Inc. (restricted)	17	0
Catapult Communications Corp. (a)	2,900	52,635
Cerner Corp. (a)	4,900	237,601
Ceyoniq AG sponsored ADR (a)	1	4
Chequemate International, Inc. (a)	2,400	264
Clarus Corp. (a)	7,200	52,128
Click2learn, Inc. (a)	3,900	14,820
Concero, Inc. (a)	1,800	1,260
Concord Communications, Inc. (a)	7,400	73,630
Concur Technologies, Inc. (a)	1,700	1,972
Convera Corp. Class A (a)	3,300	12,045
Corio, Inc. (a)	6,200	3,844
Cray, Inc. (a)	23,700	49,770
Data Critical Corp. (a)	4,700	17,484
Datastream Systems, Inc. (a)	2,300	11,500
Datatec Systems, Inc. (a)	11,700	9,243
Datawatch Corp. (a)	1,667	2,334
Deltek Systems, Inc. (a)	5,200	26,000
Dendrite International, Inc. (a)	10,200	132,498
Digimarc Corp. (a)	5,600	76,160
DocuCorp International, Inc. (a)	180	632
Documentum, Inc. (a)	4,400	64,680
E.piphany, Inc. (a)	10,700	68,908
ebix.com, Inc. (a)	3,600	5,760
Eclipsys Corp. (a)	5,510	141,883
Ecometry Corp. (a)	10,200	14,382
Electronic Arts, Inc. (a)	21,600	1,246,536
Embarcadero Technologies, Inc. (a)	3,200	42,368
Enlighten Software Solutions, Inc. (a)	3,000	180
Entrust, Inc. (a)	17,700	76,995
Envision Development Corp. (a)	1,700	85

	Shares	Value (Note 1)
Epicor Software Corp. (a)	6,635	$ 7,033
EPIQ Systems, Inc. (a)	3,600	72,072
ePresence, Inc. (a)	5,900	19,942
ESPS, Inc. (a)	6,200	4,526
Evans & Sutherland Computer Corp. (a)	600	4,830
Evolving Systems, Inc. (a)	2,100	5,838
Exchange Applications, Inc. (a)	14,500	4,930
Fair, Isaac & Co., Inc.	3,050	186,050
FileNET Corp. (a)	3,400	44,166
Firstwave Technologies, Inc. (a)	3,600	2,016
Fonix Corp. (a)	23,800	3,760
Fortel, Inc. (a)	9,900	1,287
Frontstep, Inc. (a)	2,600	10,790
General Magic, Inc. (a)	6,600	4,158
Gensym Corp. (a)	4,300	1,075
Geoworks Corp. (a)	1,600	1,424
Gerber Scientific, Inc.	900	9,450
GraphOn Corp. (a)	7,300	11,315
H.T.E., Inc. (a)	7,500	17,625
HealthCentral.com (a)	7,414	26,320
HNC Software, Inc.	4,800	101,328
HPL Technologies, Inc.	3,300	32,505
Hyperion Solutions Corp. (a)	2,790	43,385
i2 Technologies, Inc. (a)	66,190	440,825
ImageX.com, Inc. (a)	4,700	4,747
ImaginOn, Inc. (a)	20,000	1,500
Imation Corp. (a)	5,700	142,215
Indus International, Inc. (a)	4,400	31,460
Industri-Matematik International Corp. (a)	5,900	6,490
Inet Technologies, Inc. (a)	8,000	45,600
Infinium Software, Inc. (a)	3,400	3,264
Infogrames, Inc. (a)	10,200	87,720
Informatica Corp. (a)	11,200	85,792
Information Architects Corp. (a)	8,800	9,768
Information Management Association, Inc. (a)	3,900	4
Informax, Inc.	7,900	35,076
Ingenuus Corp. (a)	7,600	760
Inktomi Corp. (a)	16,300	64,548
Innoveda, Inc. (a)	6,700	9,380
Insignia Systems, Inc. (a)	5,300	37,365
InteliData Technologies Corp. (a)	3,900	16,029
IntelliCorp, Inc. (a)	7,700	5,005
Interactive Intelligence, Inc. (a)	2,900	17,980
Intertrust Technologies Corp. (a)	15,400	20,328
InterVoice-Brite, Inc. (a)	9,996	113,055
Intrusion.com, Inc. (a)	6,700	16,750
J.D. Edwards & Co. (a)	15,800	137,460
Jack Henry & Associates, Inc.	14,900	381,440
JDA Software Group, Inc. (a)	5,900	110,094
Kronos, Inc. (a)	3,600	175,680
Latitude Communications, Inc. (a)	8,100	11,097
LeadingSide, Inc. (a)	2,700	16
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Legato Systems, Inc. (a)	11,452	$ 97,227
Level 8 Systems, Inc. (a)	8,282	19,877
Liberate Technologies (a)	15,200	217,664
Lightbridge, Inc. (a)	6,320	73,944
Lightspan, Inc. (a)	7,090	10,281
Logility, Inc. (a)	1,700	5,015
Macromedia, Inc. (a)	8,240	114,783
Manugistics Group, Inc. (a)	9,700	113,587
Mapics, Inc. (a)	7,500	52,425
MapInfo Corp. (a)	5,875	56,988
Mentor Graphics Corp. (a)	8,700	143,550
Mercator Software, Inc. (a)	10,600	24,380
MetaSolv, Inc. (a)	10,800	63,720
Micromuse, Inc. (a)	10,300	121,952
MICROS Systems, Inc. (a)	4,800	136,320
MicroStrategy, Inc. Class A (a)	14,600	36,062
MRO Software, Inc. (a)	2,500	32,525
MSC Software Corp. (a)	5,600	105,000
MyTurn.com, Inc. (a)	9,000	81
National Instruments Corp. (a)	10,625	333,306
NEON Systems, Inc. (a)	1,200	6,600
NetIQ Corp. (a)	7,926	255,217
NetManage, Inc. (a)	9,427	4,431
NetScout Systems, Inc. (a)	6,000	22,320
Netsol International, Inc. (a)	4,400	748
Network Associates, Inc. (a)	20,618	326,795
Network-1 Security Solutions, Inc. (a)	2,300	2,990
Novadigm, Inc. (a)	5,000	49,950
Nuance Communications, Inc. (a)	4,200	43,848
Numerical Technologies, Inc. (a)	4,300	122,335
NVIDIA Corp. (a)	11,400	965,694
NYFIX, Inc. (a)	7,325	115,808
Omtool Ltd. (a)	700	938
ON Technology Corp. (a)	4,000	1,920
Ontrack Data International, Inc. (a)	4,600	28,658
ONYX Software Corp. (a)	4,200	14,364
Opnet Technologies, Inc.	2,300	24,702
Optika, Inc. (a)	5,100	4,845
PASW, Inc. (a)	3,300	396
Peerless Systems Corp. (a)	6,900	10,281
Pegasystems, Inc. (a)	1,000	3,360
Peregrine Systems, Inc. (a)	29,185	764,063
Pervasive Software, Inc. (a)	4,000	7,840
Phoenix Technologies Ltd. (a)	7,290	101,696
PlanetCAD, Inc. (a)	4,900	1,470
Plato Learning, Inc. (a)	3,800	100,700
Portal Software, Inc. (a)	25,800	47,988
PracticeWorks, Inc. (a)	2,625	21,656
Progress Software Corp. (a)	8,600	137,170
Pumatech, Inc. (a)	4,300	6,407
QAD, Inc. (a)	3,600	8,820

	Shares	Value (Note 1)
QRS Corp. (a)	5,650	$ 79,270
Quadramed Corp. (a)	11,500	55,200
Quest Software, Inc. (a)	13,500	280,800
Radiant Systems, Inc. (a)	5,100	48,756
RadiSys Corp. (a)	2,253	37,445
Rational Software Corp. (a)	32,100	460,956
RAVISENT Technologies, Inc. (a)	3,800	6,384
Red Hat, Inc. (a)	20,300	71,862
Renaissance Learning, Inc. (a)	5,900	202,606
Resonate, Inc.	3,600	17,964
Reynolds & Reynolds Co. Class A	15,800	393,420
Rogue Wave Software, Inc. (a)	8,100	23,895
Ross Systems, Inc. (a)	1,190	3,582
Roxio, Inc. (a)	6,000	108,900
RSA Security, Inc. (a)	7,700	148,148
SafeNet, Inc. (a)	5,500	45,430
SAFLINK Corp. (a)	7,100	710
Sagent Technology, Inc. (a)	3,500	5,950
Sanchez Computer Associates, Inc. (a)	3,100	24,029
ScanSoft, Inc. (a)	9,048	14,205
SeaChange International, Inc. (a)	3,850	87,126
Secure Computing Corp. (a)	3,900	58,305
Segue Software, Inc. (a)	2,900	4,698
SERENA Software, Inc. (a)	5,500	64,350
SignalSoft Corp.	3,100	13,826
Smith Micro Software, Inc. (a)	1,800	1,585
Sonic Foundry, Inc. (a)	1,400	2,520
SpeechWorks International, Inc.	8,800	72,688
SPSS, Inc. (a)	4,529	71,196
SS&C Technologies, Inc. (a)	600	3,966
StarBase Corp. (a)	3,100	3,131
Structural Dynamics Research Corp. (a)	5,500	137,335
Sybase, Inc. (a)	15,279	210,392
Symantec Corp. (a)	11,790	506,852
Synopsys, Inc. (a)	9,265	427,487
Synplicity, Inc.	7,400	51,430
Systems & Computer Technology Corp. (a)	9,900	131,967
T/R Systems, Inc. (a)	7,700	26,103
Take-Two Interactive Software, Inc. (a)	5,100	84,660
Talarian Corp. (a)	5,600	7,896
TALX Corp.	2,960	91,464
Tangram Enterprise Solutions, Inc. (a)	2,900	2,784
Tarantella, Inc. (a)	14,600	7,446
TCSI Corp. (a)	8,600	8,428
The 3DO Co. (a)	15,000	73,500
THQ, Inc. (a)	2,800	148,820
TIBCO Software, Inc. (a)	30,000	257,100
Timberline Software Corp.	2,800	16,521
TradeStation Group, Inc. (a)	900	2,250
Transaction Systems Architects, Inc. Class A (a)	7,100	79,591
Tricord Systems, Inc. (a)	5,400	5,400
Troy Group, Inc. (a)	2,300	10,511
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Ulticom, Inc. (a)	5,300	$ 63,600
Ultimate Software Group, Inc. (a)	2,500	11,575
Unicomp, Inc. (a)	4,400	528
Unigraphics Solutions, Inc. Class A (a)	700	22,673
USDATA Corp. (a)	220	275
V-One Corp. (a)	6,600	6,996
VA Linux Systems, Inc. (a)	14,945	20,475
Vastera, Inc.	5,400	54,054
Verity, Inc. (a)	3,900	41,340
Versant Corp. (a)	3,300	8,943
Versata, Inc. (a)	3,700	1,443
Vertel Corp. (a)	3,600	3,780
Vertex Interactive, Inc. (a)	6,800	12,920
Viewpoint Corp. (a)	2,500	11,025
Visual Networks, Inc. (a)	10,000	32,900
Vitalworks, Inc. (a)	10,500	32,445
Vizacom, Inc. (a)	500	765
Voiceflash Networks, Inc. (a)	1,000	490
Voxware, Inc. (a)	6,500	1,235
Walker Interactive Systems, Inc. (a)	5,100	4,182
Wave Systems Corp. Class A (a)	4,700	11,280
Wind River Systems, Inc. (a)	11,120	169,024
Witness Systems, Inc. (a)	4,110	33,866
		19,017,015
TOTAL INFORMATION TECHNOLOGY		73,749,613
MATERIALS - 3.4%
Chemicals - 1.4%
A. Schulman, Inc.	11,900	164,101
Airgas, Inc. (a)	6,500	91,325
Albemarle Corp.	6,640	140,370
Altair International, Inc. (a)	16,100	26,233
Arch Chemicals, Inc.	2,750	56,925
AVIDYN, Inc. (a)	400	2,172
Cabot Corp.	12,900	520,773
Calgon Carbon Corp.	1,300	10,595
Cambrex Corp.	6,000	268,620
ChemFirst, Inc.	700	16,940
Crompton Corp.	11,095	100,965
Cytec Industries, Inc. (a)	8,800	290,576
Eco Soil Systems, Inc. (a)	500	75
Eden Bioscience Corp.	7,400	77,478
Ethyl Corp. (a)	1,200	1,548
Ferro Corp.	9,300	212,970
General Chemical Group, Inc. (a)	100	315
Georgia Gulf Corp.	8,900	147,918
H.B. Fuller Co.	4,200	225,414
Hauser, Inc. (a)	25	15
Hawkins, Inc.	100	840
IMC Global, Inc.	25,980	306,824

	Shares	Value (Note 1)
International Specialty Products, Inc. (a)	3,500	$ 32,550
LESCO, Inc.	1,700	18,870
Lubrizol Corp.	7,800	280,644
Lyondell Chemical Co.	26,400	359,304
MacDermid, Inc.	2,400	39,624
Material Sciences Corp. (a)	600	6,060
Millennium Chemicals, Inc.	16,800	225,792
Minerals Technologies, Inc.	4,100	179,170
Mississippi Chemical Corp.	800	2,560
Monsanto Co.	5,900	201,249
NL Industries, Inc.	4,000	64,600
Olin Corp.	9,100	150,696
OM Group, Inc.	5,200	338,572
PolyOne Corp.	8,600	86,860
RPM, Inc.	26,425	291,204
Solutia, Inc.	23,900	330,059
Southwall Technologies, Inc. (a)	7,100	36,920
Spartech Corp.	2,200	50,160
Stepan Co.	300	6,930
Symyx Technologies, Inc. (a)	6,500	115,700
Terra Industries, Inc. (a)	1,900	6,270
The Scotts Co. Class A (a)	6,500	260,845
Valhi, Inc.	13,300	170,240
Valspar Corp.	8,900	330,635
WD-40 Co.	6,400	133,312
Zoltek Companies, Inc. (a)	2,700	9,828
		6,391,646
Construction Materials - 0.3%
Amcol International Corp.	1,150	6,900
Ameron International Corp.	1,700	123,505
Centex Construction Products, Inc.	900	28,764
Continental Materials Corp. (a)	500	10,300
Florida Rock Industries, Inc.	4,900	251,370
Lafarge Corp.	14,800	543,752
Martin Marietta Materials, Inc.	8,000	316,000
Texas Industries, Inc.	5,800	240,816
		1,521,407
Containers & Packaging - 0.6%
Alltrista Corp. (a)	100	1,289
Aptargroup, Inc.	8,100	289,899
Caraustar Industries, Inc.	8,900	92,115
Chesapeake Corp.	5,600	155,120
Crown Cork & Seal, Inc.	10,500	36,225
EarthShell Corp. (a)	24,700	85,215
Gaylord Container Corp. Class A (a)	1,700	1,751
Graphic Packaging International Corp. (a)	900	6,345
Greif Brothers Corp. Class A	900	27,486
Ivex Packaging Corp. (a)	7,200	131,400
Longview Fibre Co.	2,100	26,271
Myers Industries, Inc.	665	8,412
Owens-Illinois, Inc. (a)	32,700	180,831
Packaging Corp. of America (a)	18,400	338,192
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Paragon Trade Brands, Inc. warrants 1/28/10 (a)	5	$ 59
Rock-Tenn Co. Class A	700	9,275
Silgan Holdings, Inc. (a)	1,000	21,810
Smurfit-Stone Container Corp. (a)	41,100	709,386
Sonoco Products Co.	20,450	530,882
Viskase Companies, Inc. (a)	100	87
		2,652,050
Metals & Mining - 0.6%
A.M. Castle & Co.	400	4,636
AK Steel Holding Corp.	25,240	328,625
Alliance Resource Partners LP	6,500	157,950
Alyn Corp. (a)	100	0
Arch Coal, Inc.	6,100	111,020
Bethlehem Steel Corp. (a)	39,600	57,816
Birmingham Steel Corp. (a)	3,300	3,267
Brush Engineered Materials, Inc.	600	8,820
Carbide/Graphite Group, Inc. (a)	2,600	1,326
Carpenter Technology Corp.	6,400	185,472
Century Aluminum Co.	6,400	107,392
Cleveland-Cliffs, Inc.	6,300	105,840
Coeur d'Alene Mines Corp. (a)	10,500	8,715
Commercial Metals Co.	700	21,980
Commonwealth Industries, Inc.	2,300	14,490
CONSOL Energy, Inc.	13,300	345,800
Echo Bay Mines Ltd.	6,800	6,579
Gibraltar Steel Corp.	300	5,850
Hecla Mining Co. (a)	10,800	11,124
IMCO Recycling, Inc.	500	3,805
Kaiser Aluminum Corp. (a)	2,400	8,304
LTV Corp.	30,000	4,350
Massey Energy Corp.	9,100	178,815
MAXXAM, Inc. (a)	200	4,290
Meridian Gold, Inc. (a)	7,100	68,875
Metal Management, Inc. (a)	9,800	196
Metals USA, Inc.	1,200	2,460
National Steel Corp. Class B	1,400	2,520
NN, Inc.	200	1,820
Northwest Pipe Co. (a)	400	6,696
NS Group, Inc. (a)	700	5,040
Olympic Steel, Inc. (a)	500	1,990
Oregon Steel Mills, Inc.	9,700	71,780
Peabody Energy Corp.	7,700	218,680
Quanex Corp.	600	15,834
Roanoke Electric Steel Corp.	350	5,502
Rock of Ages Corp. Class A (a)	600	3,582
Rouge Industries, Inc. Class A	500	1,000
RTI International Metals, Inc. (a)	2,400	26,760
Ryerson Tull, Inc.	764	9,726
Schnitzer Steel Industries, Inc. Class A	100	1,285
Special Metals Corp. (a)	200	480

	Shares	Value (Note 1)
Steel Dynamics, Inc. (a)	13,300	$ 177,555
Steel Technologies, Inc.	4,900	38,220
Stillwater Mining Co. (a)	5,250	137,550
Titanium Metals Corp. (a)	10,300	107,017
Tremont Corp.	200	7,340
UCAR International, Inc. (a)	11,800	149,860
USEC, Inc.	21,500	156,950
Weirton Steel Corp. (a)	9,000	2,340
WHX Corp. (a)	3,100	6,200
Wolverine Tube, Inc. (a)	2,100	30,996
		2,944,520
Paper & Forest Products - 0.5%
Bowater, Inc.	6,700	317,848
Buckeye Technologies, Inc. (a)	1,000	11,450
Georgia-Pacific Group - Timber Group	15,500	612,560
P.H. Glatfelter Co.	1,300	20,722
Plum Creek Timber Co., Inc.	15,000	442,950
Pope & Talbot, Inc.	400	5,124
Potlatch Corp.	8,900	293,700
Rayonier, Inc.	6,000	279,000
U.S. Timberlands Co. LP	6,000	29,400
Wausau-Mosinee Paper Corp.	2,440	30,646
		2,043,400
TOTAL MATERIALS		15,553,023
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.8%
Adelphia Business Solution, Inc. Class A (a)	7,000	11,795
Alaska Communication Systems Group, Inc. (a)	4,300	36,464
Allegiance Telecom, Inc. (a)	15,750	195,773
Allied Riser Communications Corp. (a)	10,700	2,140
Arguss Communications, Inc. (a)	7,200	23,688
At Home Corp. Series A (a)	70,190	29,480
Atlantic Tele-Network, Inc.	440	6,446
Broadwing, Inc. (a)	36,756	660,138
Choice One Communications, Inc. (a)	10,070	45,919
Commonwealth Telephone Enterprises, Inc. (a)	5,700	236,550
Conestoga Enterprises, Inc.	3,100	108,655
Covad Communications Group, Inc. (a)	21,350	13,451
CTC Communications Group, Inc. (a)	9,900	69,795
Cypress Communications, Inc. (a)	805	1,208
Dial-Through International Corp. (a)	4,800	2,304
DSET Corp. (a)	2,100	3,255
eLEC Communications Corp. (a)	14,200	4,828
Electric Lightwave, Inc. Class A (a)	3,600	3,312
eShare Technologies, Inc. (a)	2,700	6,777
Focal Communications Corp. (a)	13,600	10,064
General Communications, Inc. Class A (a)	14,400	155,664
I-Link Corp. (a)	5,500	1,980
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
IDT Corp.	3,700	$ 44,955
Illuminet Holdings, Inc. (a)	5,500	182,600
Infonet Services Corp. Class B (a)	57,300	160,440
Intercontinental Telecom Corp. warrants 4/30/02 (a)	110	0
Intrado, Inc. (a)	4,400	114,180
ITC DeltaCom, Inc. (a)	16,100	25,921
Level 3 Communications, Inc. (a)	62,600	239,132
Lexent, Inc. (a)	4,700	23,547
McLeodUSA, Inc. Class A (a)	91,318	114,148
Metromedia Fiber Network, Inc. Class A (a)	76,184	57,138
Mpower Holding Corp. (a)	8,000	2,560
NEON Communications, Inc. (a)	7,200	27,720
Net2000 Communications, Inc. (a)	8,600	7,912
Network Plus Corp. (a)	9,800	21,364
North Pittsburgh Systems, Inc.	500	7,070
NTELOS, Inc. (a)	4,100	68,142
OpticNet, Inc. (a)	1,100	0
Pac-West Telecomm, Inc. (a)	7,320	5,197
Pacific Gateway Exchange, Inc. (a)	10,800	97
Primus Telecommunications Group, Inc. (a)	6,261	6,324
PTEK Holdings, Inc. (a)	13,133	40,318
Quentra Networks, Inc. (a)	4,305	13
RCN Corp. (a)	22,800	77,748
Startec Global Communications Corp. (a)	3,600	540
Talk America Holdings, Inc. (a)	14,700	8,085
Teligent, Inc. Class A (a)	5,500	660
Time Warner Telecom, Inc. Class A (a)	8,300	171,146
U.S. LEC Corp. Class A (a)	6,100	24,095
USN Communications, Inc. (a)	700	2
Viatel, Inc. (a)	6,890	317
Western Multiplex Corp. Class A	6,900	23,322
Williams Communications Group, Inc. (a)	68,500	113,025
World Access, Inc. (a)	1,705	24
WorldCom, Inc. - MCI Group	19,418	250,298
WorldPort Communications, Inc. (a)	13,900	11,259
WorldQuest Networks, Inc. (a)	1,860	3,813
XETA Technologies, Inc. (a)	3,400	19,856
XO Communications, Inc. Class A (a)	37,648	42,919
Z-Tel Technologies, Inc. (a)	13,100	15,072
		3,540,645
Wireless Telecommunication Services - 1.4%
@Track Communications, Inc. (a)	1,160	1,334
Aether Systems, Inc. (a)	10,000	88,500
AirGate PCS, Inc. (a)	1,600	94,304
Alamosa Holdings, Inc. (a)	14,170	222,894
American Tower Corp. Class A (a)	28,220	408,343
Aquis Communication Group, Inc. (a)	8,500	383
Arch Wireless, Inc. (a)	5,133	185

	Shares	Value (Note 1)
At Road, Inc.	13,900	$ 31,275
Boston Communications Group, Inc. (a)	5,900	100,595
Centennial Communications Corp. Class A (a)	11,500	134,320
Dobson Communications Corp. Class A (a)	8,520	125,670
EMS Technologies, Inc. (a)	2,800	42,700
GoAmerica, Inc. (a)	8,000	11,040
i3 Mobile, Inc. (a)	9,600	27,264
LCC International, Inc. (a)	1,900	9,804
Leap Wireless International, Inc. (a)	4,450	81,079
Metricom, Inc. (a)	14,500	26,390
Metro One Telecommunications, Inc. (a)	3,600	114,156
Motient Corp. (a)	3,900	1,325
Nextel Partners, Inc. Class A (a)	28,000	287,000
o2wireless Solutions, Inc.	3,000	6,300
OmniSky Corp.	21,335	15,148
PanAmSat Corp. (a)	27,800	825,104
Price Communications Corp. (a)	12,215	219,626
Rural Cellular Corp. Class A (a)	3,000	103,860
TeleCorp PCS, Inc. Class A (a)	30,304	409,104
Telephone & Data Systems, Inc.	9,900	1,022,175
Triton PCS Holdings, Inc. Class A (a)	11,300	402,280
U.S. Unwired, Inc. Class A (a)	7,600	85,196
Ubiquitel, Inc. (a)	8,200	80,360
United States Cellular Corp. (a)	16,100	833,175
WebLink Wireless, Inc. Class A (a)	12,800	461
Western Wireless Corp. Class A (a)	10,700	330,951
Wireless Facilities, Inc. (a)	12,600	104,579
		6,246,880
TOTAL TELECOMMUNICATION SERVICES		9,787,525
UTILITIES - 3.5%
Electric Utilities - 1.9%
Allete, Inc.	19,500	510,120
Alliant Energy Corp.	18,039	548,025
Bangor Hydro-Electric Co.	3,000	79,710
Black Hills Corp.	5,550	176,213
Central Vermont Public Service Corp.	5,400	97,902
CH Energy Group, Inc.	500	20,550
Cleco Corp.	9,800	213,640
Conectiv, Inc.	15,900	378,420
DPL, Inc.	25,833	670,366
DQE, Inc.	10,600	224,720
El Paso Electric Co. (a)	7,900	117,710
Empire District Electric Co.	6,500	132,730
Hawaiian Electric Industries, Inc.	6,800	269,824
IDACORP, Inc.	5,100	202,011
Kansas City Power & Light Co.	8,400	210,672
Madison Gas & Electric Co.	500	12,005
Montana Power Co.	14,000	98,700
Northeast Utilities	29,400	573,300
NRG Energy, Inc. (a)	7,100	130,640
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Electric Utilities - continued
NSTAR	12,124	$ 540,245
OGE Energy Corp.	14,400	316,080
Orion Power Holdings, Inc.	14,200	338,670
Otter Tail Power Co.	900	25,515
Potomac Electric Power Co.	22,900	515,021
Public Service Co. of New Mexico	5,400	153,360
Puget Energy, Inc.	14,500	359,310
Reliant Resources, Inc.	8,800	173,184
RGS Energy Group, Inc.	5,200	200,460
TECO Energy, Inc.	22,900	657,001
UIL Holdings Corp.	600	29,580
Unisource Energy Corp.	10,400	172,640
Wisconsin Energy Corp.	25,800	621,780
WPS Resources Corp.	800	26,720
		8,796,824
Gas Utilities - 0.6%
AGL Resources, Inc.	15,300	325,890
Atmos Energy Corp.	2,300	49,680
Cascade Natural Gas Corp.	100	2,160
Energen Corp.	8,400	213,360
Kinder Morgan Management LLC	4,160	305,552
Laclede Gas Co.	500	11,950
National Fuel Gas Co.	9,400	449,414
New Jersey Resources Corp.	900	40,500
Northwest Natural Gas Co.	5,000	125,000
NUI Corp.	100	2,248
ONEOK, Inc.	4,100	66,420
Piedmont Natural Gas Co., Inc.	8,700	283,185
SEMCO Energy, Inc.	105	1,512
South Jersey Industries, Inc.	300	9,795
Southern Union Co.	5,528	129,355
Southwest Gas Corp.	3,100	69,812
Southwestern Energy Co. (a)	800	10,000
UGI Corp.	2,600	72,800
WGL Holdings, Inc.	11,800	318,718
		2,487,351
Multi-Utilities - 0.7%
Aquila, Inc.	3,600	93,780
Avista Corp.	4,700	76,469
Covanta Energy Corp. (a)	4,600	73,600
Energy East Corp.	20,564	433,078
MDU Resources Group, Inc.	14,550	414,384
NewPower Holdings, Inc.	8,900	35,600
Northwestern Corp.	800	17,720
Questar Corp.	18,000	407,520
SCANA Corp.	22,635	612,729
Sierra Pacific Resources	11,754	199,230

	Shares	Value (Note 1)
Utilicorp United, Inc.	15,250	$ 490,440
Vectren Corp.	16,332	334,806
Western Resources, Inc.	9,400	171,080
		3,360,436
Water Utilities - 0.3%
American States Water Co.	4,900	185,465
American Water Works, Inc.	20,900	718,960
Philadelphia Suburban Corp.	5,595	154,422
Southwest Water Co.	8,725	111,157
		1,170,004
TOTAL UTILITIES		15,814,615
TOTAL COMMON STOCKS (Cost $591,449,669)		444,726,237
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Criimi Mae, Inc. Series G, $1.50	135	1,114
Kimco Realty Corp. Series D, $1.875	108	3,186
Prime Retail, Inc. Series B, $2.125 (a)	60	198
		4,498
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mediq, Inc. Series A, $1.30 (a)	7	0
TOTAL PREFERRED STOCKS (Cost $4,984)		4,498
Corporate Bonds - 0.0%
Moody's Ratings (unaudited)		Principal Amount
Convertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 9% 11/4/04	-	$ 2,000	1,790
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Real Estate - 0.0%
Excel Legacy Corp. 10% 11/4/04	-	1,000	913
TOTAL CORPORATE BONDS (Cost $2,784)			2,703
U.S. Treasury Obligations - 2.0%
Moody's Ratings (unaudited)		Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 3.31% to 3.49% 9/20/01 to 11/15/01 (c) (Cost $9,210,743)	-	$ 9,244,000	$ 9,214,678
Cash Equivalents - 27.1%
	Shares
Bankers Trust Daily Assets Institutional Fund, 3.81% (b) (Cost $123,022,448)	123,022,448	123,022,448
TOTAL INVESTMENT PORTFOLIO - 127.1% (Cost $723,690,628)		576,970,564
NET OTHER ASSETS - (27.1)%		(123,105,252)
NET ASSETS - 100%		$ 453,865,312
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
8 S&P Midcap 400 Index Contracts	Sept. 2001	$ 1,977,800	$ (23,498)
13 Nasdaq 100 Index Contracts	Sept. 2001	1,914,250	(137,628)
24 Russell 2000 Index Contracts	Sept. 2001	5,629,800	(116,369)
		$ 9,521,850	$ (277,495)

The face value of futures purchased as a percentage of net assets - 2.1%
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,127,486.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $135,472,226 and $87,135,379, respectively.
The market value of futures contracts opened and closed during the period amounted to $99,273,718 and $101,854,716, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $5,370 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $739,539.
Income Tax Information

At August 31, 2001, the aggregate cost of investment securities for income tax purposes was $732,659,347. Net unrealized depreciation aggregated $155,688,783, of which $77,693,847 related to appreciated investment securities and $233,382,630 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $116,975,248) (cost $723,690,628) - See accompanying schedule		$ 576,970,564
Cash		731,357
Receivable for investments sold		8,598,119
Receivable for fund shares sold		752,181
Dividends receivable		242,853
Redemption fees receivable		577
Receivable for daily variation on futures contracts		58,659
Other receivables		52,736
Receivable from investment adviser for expense reductions		17,878
Total assets		587,424,924
Liabilities
Payable for investments purchased	$ 9,813,629
Payable for fund shares redeemed	642,226
Other payables and accrued expenses	81,309
Collateral on securities loaned, at value	123,022,448
Total liabilities		133,559,612
Net Assets		$ 453,865,312
Net Assets consist of:
Paid in capital		$ 618,162,274
Undistributed net investment income		2,487,888
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(19,787,291)
Net unrealized appreciation (depreciation) on investments		(146,997,559)
Net Assets, for 19,805,602 shares outstanding		$ 453,865,312
Net Asset Value, offering price and redemption price per share ($453,865,312 ÷ 19,805,602 shares)		$22.92

Statement of Operations

	Six months ended August 31, 2001 (Unaudited)
Investment Income Dividends		$ 2,303,436
Interest		201,313
Security lending		286,694
Total income		2,791,443
Expenses
Management fee	$ 529,041
Transfer agent fees	316,549
Accounting and security lending fees	81,821
Non-interested trustees' compensation	739
Registration fees	31,213
Audit	20,772
Legal	1,244
Reports to shareholders	35,459
Miscellaneous	471
Total expenses before reductions	1,017,309
Expense reductions	(477,001)	540,308
Net investment income		2,251,135
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(13,734,355)
Foreign currency transactions	(1)
Futures contracts	101,487	(13,632,869)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(16,280,627)
Futures contracts	87,261	(16,193,366)
Net gain (loss)		(29,826,235)
Net increase (decrease) in net assets resulting from operations		$ (27,575,100)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Extended Market Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Operations Net investment income	$ 2,251,135	$ 4,332,329
Net realized gain (loss)	(13,632,869)	22,696,175
Change in net unrealized appreciation (depreciation)	(16,193,366)	(215,813,305)
Net increase (decrease) in net assets resulting from operations	(27,575,100)	(188,784,801)
Distributions to shareholders From net investment income	(709,197)	(3,540,957)
From net realized gain	(6,560,934)	(27,401,141)
Total distributions	(7,270,131)	(30,942,098)
Share transactions Net proceeds from sales of shares	119,007,933	377,181,582
Reinvestment of distributions	6,998,579	29,506,940
Cost of shares redeemed	(74,566,476)	(208,860,641)
Net increase (decrease) in net assets resulting from share transactions	51,440,036	197,827,881
Trading fees	59,723	328,186
Total increase (decrease) in net assets	16,654,528	(21,570,832)
Net Assets
Beginning of period	437,210,784	458,781,616
End of period (including undistributed net investment income of $2,487,888 and $1,161,153, respectively)	$ 453,865,312	$ 437,210,784
Other Information Shares
Sold	4,970,734	11,534,978
Issued in reinvestment of distributions	331,372	1,044,349
Redeemed	(3,147,603)	(6,844,579)
Net increase (decrease)	2,154,503	5,734,748

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2001	2000 G	1999	1998 E
Net asset value, beginning of period	$ 24.77	$ 38.50	$ 25.67	$ 26.77	$ 25.00
Income from Investment Operations
Net investment income D	.12	.27	.37	.32	.11
Net realized and unrealized gain (loss)	(1.56)	(12.10)	13.78	(.92)	1.43
Total from investment operations	(1.44)	(11.83)	14.15	(.60)	1.54
Less Distributions
From net investment income	(.04)	(.21)	(.24)	(.22)	(.07)
From net realized gain	(.37)	(1.71)	(1.12)	(.52)	-
Total distributions	(.41)	(1.92)	(1.36)	(.74)	(.07)
Trading fees added to paid in capital	.00	.02	.04	.24	.30
Net asset value, end of period	$ 22.92	$ 24.77	$ 38.50	$ 25.67	$ 26.77
Total Return B, C	(5.67)%	(31.29)%	57.35%	(1.33)%	7.39%
Ratios to Average Net Assets
Expenses before expense reductions	.45% A	.44%	.55%	.81%	1.64% A
Expenses net of voluntary waivers, if any	.25% A	.25%	.27%	.31%	.26% A
Expenses net of all reductions	.24% A, F	.24% F	.27%	.31%	.26% A
Net investment income	1.00% A	.88%	1.24%	1.25%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 453,865	$ 437,211	$ 458,782	$ 62,475	$ 35,255
Portfolio turnover rate	39% A	45%	33%	29%	40% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

G For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Life of fund
Spartan International Index	-11.54%	-24.49%	8.83%
MSCI EAFE®	-11.45%	-24.15%	6.41%
International Funds Average	-12.69%	-26.88%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on November 5, 1997. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Morgan Stanley Capital InternationalSM  Europe, Australasia, Far East (MSCI EAFE ®) Index - a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. As of August 31, 2001, the index included over 900 equity securities of companies domiciled in 20 countries. To measure how the fund's performance stacked up against its peers, you can compare it to the international funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 781 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Life of fund
Spartan International Index	-24.49%	2.24%
MSCI EAFE	-24.15%	1.64%
International Funds Average	-26.88%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Spartan International Index Fund on November 5, 1997, when the fund started. As the chart shows, by August 31, 2001, the value of the investment would have grown to $10,883 - an 8.83% increase on the initial investment. For comparison, look at how the MSCI EAFE Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $10,641 - a 6.41% increase.

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Spartan International Index Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)

An interview with James Creighton, who oversees the Spartan International Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc. (formerly Bankers Trust), sub-adviser of the fund.

Q. How did the fund perform, Jim?

A. For the six-month period that ended August 31, 2001, the fund returned -11.54%. In comparison, the fund's benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, returned -11.45% during the same time frame, while the international funds average tracked by Lipper Inc. returned -12.69%. For the 12-month period that ended August 31, 2001, the fund returned -24.49%, while the MSCI EAFE index fell 24.15% and the Lipper peer group declined 26.88%.

Q. What factors led to the disappointing returns of international stocks during the past six months?

A. In early 2001, there was growing sentiment from many economists that Europe might not experience an economic slowdown as extensive as the one underway in the U.S. However, as the period progressed, a number of emerging factors dispelled that theory, causing European economic growth to slow faster than expected. Many signs of economic weakness overseas were similar to those in the U.S.: broad erosion of corporate earnings, a reduction in economic output and overcapacity in several sectors. With respect to individual countries, Germany's gross domestic product (GDP) growth stalled in the second quarter, remaining unchanged from the previous quarter. In France, job growth slowed to its lowest rate in more than two years, while U.K. GDP growth rose a modest 0.3% from the previous quarter. Similar trends hurt the equity market in Japan, where the country's second-quarter GDP shrank by 0.8% - its biggest drop since 1999. Several large-cap Japanese technology companies, such as Kyocera, Toshiba and Hitachi, downgraded their earnings expectations. Not helping matters, the euro and yen continued to fall against the dollar for much of the period, which put further pressure on international stocks and funds, such as Spartan International Index Fund, which do not hedge their currency exposure.

Q. Can you elaborate on the specific sectors of the MSCI EAFE index most affected by this global economic weakness?

A. Telecommunication services stocks suffered from steep competition, overcapacity, depleted pricing power and reduced funding from the capital markets. Many telecom service providers overpaid for 3G - or third generation - wireless spectrum in Europe that was auctioned off during the past year, which weakened their balance sheets. This caused sharp declines in telecom issues - including the U.K.'s Vodafone Group, France Telecom, Germany's Deutsche Telekom and Japan's Nippon Telegraph & Telephone - which collectively had become a larger component of the MSCI EAFE index in recent years. Among telecom-equipment makers, escalating debt hurt the U.K.'s Marconi PLC. In the wireless area, wireless handset manufacturers Nokia and Ericsson were top detractors due primarily to projections of a worldwide reduction in handset sales for 2001. We continued to see further weakness in information technology stocks, such as France's Alcatel SA and the U.K.'s London Bridge Software Holdings, as high valuations and slowing demand for software, hardware and networking equipment made investors cautious about the growth outlooks for these companies.

Q. What areas of the market performed well during the six-month period?

A. With the prevailing global economic weakness, investors turned to areas perceived as defensive, such as energy, financials and pharmaceuticals - the areas most likely to maintain stable earnings growth. Oil producers, such as U.K.-based BP PLC and France-based TotalFinaElf, performed well relative to other areas of the market. Declining interest rates in several countries helped financial stocks gain favor. Top performers included Royal Bank of Scotland, U.K.-based Lloyds TSB Group, France's BNP Paribas and the U.K.'s Halifax Group. Investors also sought the stable earnings growth of pharmaceutical stocks, such as France's Sanofi-Synthelabo and U.K.-based AstraZeneca, which performed well.

Q. What's your outlook?

A. For the most part, economic growth around the world remains sluggish and there weren't any signs of improvement by the end of the period. Monetary policy makers in many regions, such as those at the European Central Bank and in Southeast Asia, lowered interest rates to loosen the money supply and spur growth, but the positive effects of those interest-rate cuts had yet to materialize. Today, given the geographical integration of various markets, industries have become increasingly more global. Therefore, when industries fall out of favor, the adverse effects are felt throughout many markets in many countries. However, that also means the reverse is true - when companies in many countries grow earnings, those industries will return to favor. The future performance of international stocks should be closely tied to an improvement in corporate earnings.

The views expressed in this report reflect those of Deutsche Asset Management, Inc. only through the end of the period of the report as stated on the cover. Any such views are subject to change at any time based upon market or other conditions. For more information, see page 2.

Fund Facts

Goal: seeks to provide investment results that correspond to the total return of foreign stock markets

Fund number: 399

Trading symbol: FSIIX

Start date: November 5, 1997

Size: as of August 31, 2001, more than $348 million

Sub-adviser: Deutsche Asset Management, Inc. (formerly Bankers Trust), since inception

Semiannual Report

Spartan International Index Fund

Investment Changes

Top Ten Stocks as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
BP PLC (United Kingdom, Oil & Gas)	2.5	2.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.2	1.9
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.8	1.9
Royal Dutch Petroleum Co. (Hague Registry) (Netherlands, Oil & Gas)	1.6	1.5
HSBC Holdings PLC (United Kingdom) (Reg.) (United Kingdom, Banks)	1.4	1.4
Novartis AG (Reg.) (Switzerland, Pharmaceuticals)	1.4	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.4
TotalFinaElf SA Class B (France, Oil & Gas)	1.4	1.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.1	1.1
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.1	0.8
	15.9
Market Sectors as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.5	25.1
Consumer Discretionary	12.8	12.6
Health Care	9.8	9.1
Industrials	9.2	8.8
Consumer Staples	7.3	6.4
Telecommunication Services	7.7	8.8
Energy	7.0	5.9
Information Technology	6.3	7.7
Materials	4.6	4.3
Utilities	4.8	3.8
Geographic Diversification (% of fund's net assets)
As of August 31, 2001
Japan	23.0%
United Kingdom	22.5%
France	10.9%
Germany	8.3%
Switzerland	6.9%
Netherlands	6.1%
Italy	4.7%
Australia	3.2%
Spain	3.1%
Other	11.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of February 28, 2001
Japan	23.0%
United Kingdom	21.3%
France	11.0%
Germany	9.1%
Switzerland	7.1%
Netherlands	6.0%
Italy	4.8%
Spain	3.3%
Australia	2.9%
Other	11.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Spartan International Index Fund

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value (Note 1)
Australia - 2.9%
Amcor Ltd.	34,056	$ 116,656
AMP Ltd.	52,611	548,845
Aristocrat Leisure Ltd.	19,738	75,460
Australian Gas Light Co.	14,475	64,013
BHP Ltd.	173,991	859,851
Boral Ltd.	14,665	26,983
Brambles Industries Ltd.	47,162	247,076
Coca-Cola Amatil Ltd.	37,848	106,265
Cochlear Ltd.	2,339	56,222
Coles Myer Ltd.	52,227	195,515
Commonwealth Bank of Australia	58,123	904,436
Computershare Ltd.	22,625	54,946
CSL Ltd.	7,612	185,922
CSR Ltd.	48,604	166,231
ERG Ltd.	23,748	6,800
F.H. Faulding & Co. Ltd.	3,610	27,335
Fosters Group Ltd.	95,229	261,060
Futuris Corp. Ltd.	31,748	31,649
General Property Trust	96,862	141,243
Goodman Fielder Ltd.	22,280	14,649
James Hardie Industries Ltd. (a)	17,366	48,804
Leighton Holdings Ltd.	11,822	62,623
Lend Lease Corp. Ltd.	19,914	111,930
M.I.M. Holdings Ltd.	88,122	49,998
Mayne Nickless Ltd.	17,399	57,698
Mirvac Group	31,076	65,747
National Australia Bank Ltd.	70,927	1,248,620
Newcrest Mining Ltd.	7,472	16,577
News Corp. Ltd.	95,995	782,119
Normandy Mining Ltd.	91,349	50,375
OneSteel Ltd.	17,216	9,366
Orica Ltd.	8,111	20,059
Pacific Dunlop Ltd.	10,198	3,785
Paperlinx Ltd.	4,478	10,132
QBE Insurance Group Ltd.	18,175	103,119
Rio Tinto Ltd.	15,366	274,500
Santos Ltd.	29,388	99,638
Southcorp Ltd.	34,480	146,264
Stockland Trust Group	36,739	84,937
Stockland Trust Group (New)	871	1,961
Suncorp-Metway Ltd.	18,579	130,789
Tabcorp Holdings Ltd.	14,725	70,170
Telstra Corp. Ltd.	360,665	919,877
Transurban Group (a)	18,306	41,739
Wesfarmers Ltd.	16,927	259,366
Westfield Trust	95,486	165,059
Westfield Trust	3,407	5,785
Westpac Banking Corp.	83,838	618,193
WMC Ltd.	54,049	238,934
Woolworths Ltd.	52,592	299,143
TOTAL AUSTRALIA		10,088,464

	Shares	Value (Note 1)
Austria - 0.2%
Austria Tabak AG	1,190	$ 91,705
Austrian Airlines/Osterreichische Luftverkehrs AG	950	10,044
Boehler-Uddeholm AG	680	29,917
BWT AG	500	14,287
Erste Bank der Oesterreichischen Sparkassen AG	1,500	79,939
Flughafen Wien AG	1,170	39,105
Generali Holding Vienna AG	330	48,726
Mayr Melnhof Karton AG	760	37,510
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	1,580	141,431
OMV AG	1,390	135,560
RHI AG	250	4,740
Telekom Austria AG	11,016	72,392
VA Technologie AG	690	20,565
Wienerberger AG	2,750	45,443
TOTAL AUSTRIA		771,364
Belgium - 1.1%
Agfa-Gevaert NV	7,419	101,431
Barco NV	359	14,109
Bekaert SA	1,053	38,678
Colruyt NV	2,032	85,325
Compagnie Maritime Belge SA (CMB)	187	9,886
D'ieteren SA	188	33,225
Delhaize Freres & Compagnie Le Lion SA	3,718	216,542
Electrabel SA	2,583	584,331
Fortis B	35,107	981,067
Fortis B (strip VVRP) (a)	1,764	16
Glaverbel SA	149	12,060
Groupe Bruxelles Lambrt SA (GBL)	5,774	323,657
Interbrew SA	8,481	211,493
KBC Bancassurance Holding NV	14,142	523,581
Solvay SA	4,109	235,944
UCB SA	7,076	301,188
Union Miniere SA	638	26,767
TOTAL BELGIUM		3,699,300
Bermuda - 0.0%
Brierley Investments Ltd. (a)	32,808	8,367
Denmark - 1.0%
Bang & Olufsen AS Series B	349	7,133
Carlsberg AS:
Series A	1,800	74,899
Series B	1,000	45,282
D/S 1912 Series B	51	386,978
D/S Svenborg Series B	35	358,952
Danisco AS	2,700	96,818
Danske Bank AS	36,971	628,928
East Asiatic Co. Ltd. (a)	497	11,465
FLS Industries	759	8,499
Group 4 Falck AS	1,021	120,831
Common Stocks - continued
	Shares	Value (Note 1)
Denmark - continued
ISS AS (a)	1,836	$ 102,687
NavisionDamgaard AS (a)	811	15,583
NKT Holding AS	1,500	19,275
Novo-Nordisk AS Series B	18,076	756,577
Novozymes AS Series B	3,535	79,603
TDC AS	10,309	374,712
Topdanmark AS (a)	1,465	41,237
Vestas Wind Systems AS	5,205	157,341
William Demant Holding AS (a)	3,841	103,417
TOTAL DENMARK		3,390,217
Finland - 1.4%
Amer Group PLC (A Shares) (a)	700	16,901
Fortum Oyj	12,800	64,749
Hartwall Oyj Abp (A Shares)	3,000	57,421
Instrumentarium Oyj (a)	1,319	47,487
Kemira Oyj	6,100	47,981
Kesko Oyj (a)	3,900	32,881
Kone Oyj (B Shares)	1,100	85,722
Metso Oyj	7,200	65,362
Nokia Corp.	223,300	3,514,743
Orion-Yhtyma Oyj:
(A Shares)	1,900	32,990
(B Shares)	1,200	21,492
Outokumpu Oyj (A Shares)	6,400	56,291
Pohjola Group Insurance Corp.:
(A Shares)	700	13,717
(B Shares)	1,700	33,236
Raisio Group PLC (V Shares)	2,900	2,987
Rautaruukki Oyj (K Shares)	4,100	15,508
Sampo Oyj (A Shares)	15,200	130,921
Sonera Corp.	35,700	144,798
Stockmann Oyj (A Shares)	1,400	13,564
Stonesoft Oyj (a)	3,000	6,562
TietoEnator Oyj	4,300	90,338
UPM-Kymmene Corp.	11,800	388,797
Uponor Oyj	700	11,229
Wartsila Oyj (B Shares)	2,100	40,195
TOTAL FINLAND		4,935,872
France - 10.3%
Accor SA	9,377	368,361
Alcatel SA (RFD)	55,599	867,345
Aventis SA	35,888	2,619,824
AXA SA de CV	78,106	2,139,251
BIC Ste	2,299	92,639
BNP Paribas SA	20,527	1,889,643
Bouygues SA (a)	15,354	520,452
Cap Gemini SA	5,783	370,018
Carrefour SA	32,584	1,738,858
Casino Guichard Perrachon et Compagnie	4,358	357,688
Club Mediterranee SA (a)	520	29,741

	Shares	Value (Note 1)
Coflexip SA	657	$ 113,177
Compagnie de St. Gobain	3,980	613,060
Dassault Systemes SA	4,506	177,094
Essilor International SA	430	129,100
Eurazeo	1,590	92,749
France Telecom SA	46,197	1,488,035
Gecina SA	868	72,785
Groupe Danone	6,883	939,145
Imerys	591	61,408
L'Air Liquide (a)	4,219	597,961
L'Oreal SA (a)	30,823	2,095,784
Lafarge SA (Bearer)	6,132	558,063
Lagardere S.C.A. (Reg.)	6,348	298,552
Louis Vuitton Moet Hennessy (LVMH)	22,543	1,098,227
Michelin SA (Compagnie Generale des Etablissements) Series B	5,627	176,685
Pechiney SA Series A	3,510	173,716
Pernod-Ricard (a)	2,443	186,929
Peugeot Citroen SA (a)	13,164	629,312
Pinault Printemps-Redoute SA	5,448	735,899
Publicis Groupe SA	5,298	126,033
Sagem SA	1,529	71,283
Sanofi-Synthelabo SA	33,110	2,174,333
Schneider Electric SA	7,256	403,422
SEB SA	324	15,400
Simco SA (Reg.)	739	52,538
Societe Generale Series A	19,314	1,140,723
Sodexho Alliance SA	7,366	355,828
Suez SA	46,464	1,588,110
Technip SA	538	79,831
Thales SA	8,025	297,915
TotalFinaElf SA:
(strip VVPR) (a)	774	7
Class B	33,735	4,982,659
Unibail (Reg.)	2,389	130,429
Usinor	9,762	109,173
Valeo SA	3,390	151,710
Vinci SA	3,892	247,606
Vivendi Universal SA	50,439	2,767,552
Zodiac SA	152	34,912
TOTAL FRANCE		35,960,965
Germany - 7.8%
Adidas-Salomon AG	2,100	142,711
Allianz AG (Reg.)	10,973	3,083,413
BASF AG (a)	28,600	1,173,036
Bayer AG (a)	33,600	1,082,584
Bayerische Hypo-und Vereinsbank AG	23,464	980,560
Beiersdorf AG	3,900	471,347
Bilfinger & Berger Bau AG	800	14,080
Buderus AG	3,250	69,938
Continental Gummi-Werke AG	5,300	70,335
D. Logistics AG (a)	650	4,443
DaimlerChrysler AG (Reg.)	45,992	2,021,348
Common Stocks - continued
	Shares	Value (Note 1)
Germany - continued
Deutsche Bank AG	28,211	$ 1,951,610
Deutsche Lufthansa AG (Reg.)	17,750	277,619
Deutsche Telekom AG (Reg.)	134,206	2,086,904
Douglas Holding AG	1,210	35,953
E.On AG	34,730	1,900,862
EM.TV & Merchandising AG (a)	4,800	9,537
Epcos AG	2,900	113,103
Fresenius Medical Care AG	4,550	362,456
Gehe AG	2,850	122,738
Heidelberger Zement AG:
(strip VVRP) (a)	230	2
(Brussels)	230	10,272
(Frankfurt)	2,465	110,337
Hochtief AG	2,550	38,001
Kamps AG	3,000	19,496
Karstadt Quelle AG	5,300	181,151
Linde AG	5,733	245,696
MAN AG	5,550	124,946
Merck Kgaa	8,150	314,961
Metro AG (a)	15,230	609,532
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	8,032	2,310,434
Preussag AG	8,943	283,821
RWE AG (a)	24,500	1,033,903
SAP AG	14,400	1,956,657
Schering AG (a)	9,350	488,740
SGL Carbon AG (a)	650	18,958
Siemens AG (Reg.)	40,650	2,077,048
Thyssen Krupp AG	24,350	330,688
Volkswagen AG (a)	14,550	645,177
WCM Beteiligungs-und Grundbesitz AG	12,266	150,369
TOTAL GERMANY		26,924,766
Greece - 0.4%
Alpha Bank AE	7,270	165,656
Bank of Piraeus (Reg.)	4,170	44,621
Coca Cola Hellenic Bottling Co. SA (Bearer)	5,410	75,049
Commercial Bank of Greece	3,460	123,748
EFG Eurobank Ergasias SA	5,040	65,414
Hellenic Petroleum SA	8,890	60,771
Hellenic Technodomiki SA	2,000	12,651
Hellenic Telecommunication Organization SA (OTE)	12,600	207,636
Interamerican Hellenic Life Insurance Co. SA	3,150	59,259
Intracom SA (Reg.)	3,390	50,549
National Bank of Greece SA	8,780	258,162
Panafon Hellenic Telecom SA	10,610	55,315
Titan Cement Co. (Reg.)	1,610	57,758
Viohalco SA	9,420	85,859
TOTAL GREECE		1,322,448

	Shares	Value (Note 1)
Hong Kong - 1.8%
ASM Pacific Technology Ltd.	18,000	$ 32,655
Bank of East Asia Ltd.	56,654	129,655
Cathay Pacific Airways Ltd.	142,000	156,569
CLP Holdings Ltd.	105,600	427,829
Esprit Holdings Ltd.	46,452	51,814
Giordano International Ltd.	48,662	23,552
Hang Lung Development Co. Ltd.	21,000	20,462
Hang Seng Bank Ltd.	81,100	912,404
Henderson Land Development Co. Ltd.	59,000	269,291
Hong Kong & China Gas Co. Ltd.	240,193	297,171
Hong Kong & Shanghai Hotels Ltd. (a)	18,000	7,327
Hopewell Holdings Ltd.	2,200	1,135
Hutchison Whampoa Ltd.	180,200	1,536,370
Hysan Development Ltd.	36,495	37,198
Johnson Electric Holdings Ltd.	157,000	187,198
Li & Fung Ltd.	124,000	158,185
New World Development Co. Ltd.	96,106	97,957
Pacific Century CyberWorks Ltd. (a)	624,162	134,439
QPL International Holdings Ltd. (a)	8,000	2,667
QPL International Holdings Ltd. warrants 1/28/04 (a)	1,600	92
Shangri-La Asia Ltd.	102,000	82,387
Sino Land Co.	185,879	67,920
South China Morning Post (Holdings) Ltd.	58,000	33,463
Sun Hung Kai Properties Ltd.	102,215	887,857
Swire Pacific Ltd. (A Shares)	63,000	306,125
Television Broadcasts Ltd. (a)	20,000	68,592
Varitronix International Ltd.	5,201	2,434
Wharf Holdings Ltd.	105,228	211,812
TOTAL HONG KONG		6,144,560
Ireland - 0.7%
Allied Irish Banks PLC	42,467	479,961
CRH PLC	25,442	428,999
DCC PLC	2,175	20,121
eircom PLC	102,503	125,191
Elan Corp. PLC (a)	15,683	814,773
Greencore Group PLC	2,355	5,817
Independent News & Media PLC	16,952	33,374
Iona Technologies PLC (a)	530	8,463
Irish Life & Permanent PLC	14,103	173,531
Jefferson Smurfit Group PLC	56,878	126,493
Jurys Doyle Hotel Group PLC	701	6,025
Kerry Group PLC Class A	6,841	87,917
Ryanair Holdings PLC (a)	18,093	181,400
Waterford Wedgwood PLC unit	17,801	17,036
TOTAL IRELAND		2,509,101
Italy - 4.4%
Alitalia Linee Aeree Ital Class A (a)	64,720	61,290
Assicurazioni Generali Spa (a)	57,760	1,836,796
Autogrill Spa	12,352	134,311
Common Stocks - continued
	Shares	Value (Note 1)
Italy - continued
Autostrade Spa	56,421	$ 395,612
Banca di Roma Spa	55,689	172,729
Banca Popolare di Milano	12,757	54,742
Benetton Group Spa	7,919	107,400
Bipop-Carire Spa	90,407	256,104
Bulgari Spa	14,524	165,196
Cementir Spa	4,069	10,184
Enel Spa	168,551	1,119,779
ENI Spa	183,292	2,446,950
Fiat Spa (a)	17,496	406,801
Gruppo Editoriale L'espresso Spa	11,600	39,151
Impregilo Spa (a)	20,819	10,423
Intesabci Spa	271,215	905,984
Italcementi Spa	8,435	69,485
Italgas Spa	14,160	147,246
La Rinascente Spa	15,565	65,940
Mediaset Spa	55,711	437,654
Mediobanca Spa	30,795	376,506
Mondadori Spa	10,882	68,308
Parmalat Finanziaria Spa	30,251	84,647
Pirelli Spa (a)	92,852	183,562
Riunione Adriatica di Sicurta Spa (RAS)	34,109	461,169
San Paolo IMI Spa	65,338	823,966
Snia Spa	21,937	36,310
Societa Assicuratrice Industriale (SAI)	903	12,430
Telecom Italia Mobile Spa	394,079	2,032,259
Telecom Italia Spa	169,466	1,431,818
Tiscali Spa (a)	6,285	41,411
Unicredito Italiano Spa	232,416	1,002,830
TOTAL ITALY		15,398,993
Japan - 21.3%
77 Bank Ltd.	17,000	97,327
Acom Co. Ltd.	6,600	590,680
Advantest Corp.	4,500	255,357
Ajinomoto Co., Inc.	30,000	324,816
Alps Electric Co. Ltd.	7,000	51,156
Amada Co. Ltd. (a)	15,000	79,310
Amano Corp.	2,000	13,639
Aoyama Trading Co. Ltd.	3,100	40,716
Asahi Bank Ltd.	130,000	245,169
Asahi Breweries Ltd.	23,000	229,467
Asahi Glass Co. Ltd.	53,000	302,538
Asahi Kasei Corp.	66,000	252,831
Asatsu-DK, Inc.	2,000	39,907
Autobacs Seven Co. Ltd.	2,000	51,694
Bank of Fukuoka Ltd.	28,000	120,935
Bank of Yokohama Ltd.	50,000	202,905
Benesse Corp.	4,700	152,743
Bridgestone Corp.	39,000	329,337
Canon, Inc.	39,000	1,186,380
Casio Computer Co. Ltd.	13,000	76,725

	Shares	Value (Note 1)
Central Japan Railway Co.	100	$ 614,607
Chugai Pharmaceutical Co. Ltd.	11,000	177,537
Chuo Mitsui Trust & Banking Co. Ltd.	39,000	62,387
Citizen Watch Co. Ltd.	14,000	75,437
Cosmo Oil Co. Ltd.	27,000	73,879
Credit Saison Co. Ltd.	7,400	171,332
CSK Corp.	2,900	70,196
Dai Ei, Inc. (a)	33,000	65,569
Dai Nippon Printing Co. Ltd.	34,000	363,258
Daicel Chemical Industries Ltd.	17,000	56,535
Daifuku Co. Ltd.	5,000	22,437
Daiichi Pharmaceutical Co. Ltd.	13,000	304,273
Daikin Industries Ltd.	12,000	193,172
Dainippon Ink & Chemicals, Inc.	35,000	76,615
Daito Trust Construction Co.	7,000	109,030
Daiwa Bank Ltd.	91,000	114,923
Daiwa House Industry Co. Ltd.	24,000	190,545
Daiwa Securities Group, Inc.	60,000	508,188
Denki Kagaku Kogyo Kabushiki Kaisha	23,000	52,865
Denso Corp.	41,000	714,544
East Japan Railway Co.	178	1,052,040
Ebara Corp.	14,000	108,087
Eisai Co. Ltd.	14,000	345,948
Fanuc Ltd.	10,800	446,458
Fuji Machine Manufacturing Co. Ltd.	2,000	27,026
Fuji Photo Film Co. Ltd. (a)	23,000	855,904
Fuji Soft ABC, Inc.	1,300	59,432
Fuji Television Network, Inc.	19	97,260
Fujikura Ltd.	17,000	90,886
Fujitsu Ltd.	88,000	880,926
Furukawa Electric Co. Ltd.	30,000	226,310
Gunma Bank Ltd.	24,000	115,984
Hankyu Department Stores, Inc.	10,000	55,567
Hirose Electric Co. Ltd.	1,600	105,881
Hitachi Ltd.	149,000	1,192,745
Hitachi Zosen Corp. (a)	44,000	37,045
Hokuriku Bank Ltd. (a)	14,000	23,574
Honda Motor Co. Ltd.	43,000	1,569,500
House Foods Corp.	5,000	56,578
Hoya Corp.	5,300	281,120
Inax Corp.	11,000	72,145
Isetan Co. Ltd.	10,000	92,612
Ishikawajima-Harima Heavy Industries Co. Ltd.	58,000	154,797
Ito-Yokado Co. Ltd.	19,000	727,847
Itochu Corp.	65,000	219,996
Japan Airlines Co. Ltd. (a)	81,000	239,369
Japan Energy Corp.	50,000	97,664
Japan Tobacco, Inc.	90	638,013
JGC Corp.	12,000	105,578
Joyo Bank Ltd.	37,000	110,276
Jusco Co. Ltd.	15,000	297,411
Kadokawa Shoten Publishing Co. Ltd.	600	9,926
Kajima Corp.	43,000	136,847
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Kamigumi Co. Ltd.	11,000	$ 51,029
Kanebo Ltd. (a)	13,000	31,522
Kaneka Corp.	17,000	128,099
Kansai Electric Power Co., Inc.	43,800	752,280
Kao Corp.	27,000	686,508
Katokichi Co. Ltd.	3,000	65,797
Kawasaki Heavy Industries Ltd. (a)	62,000	97,613
Kawasaki Kisen Kaisha Ltd.	11,000	18,245
Kawasaki Steel Corp. (a)	149,000	175,626
Keihin Electric Express Railway Co. Ltd.	23,000	111,151
Kikkoman Corp.	10,000	67,102
Kinden Corp.	13,000	84,277
Kinki Nippon Railway Co. Ltd.	77,000	285,894
Kirin Brewery Co. Ltd.	45,000	345,906
Kokuyo Co. Ltd.	6,000	60,114
Komatsu Ltd.	43,000	156,759
Komori Corp.	3,000	37,862
Konami Corp.	5,900	186,277
Konica Corp. (a)	16,000	95,104
Koyo Seiko Co. Ltd.	7,000	33,829
Kubota Corp. (a)	64,000	220,383
Kuraray Co. Ltd.	17,000	111,497
Kurita Water Industries Ltd.	6,000	70,823
Kyocera Corp. (a)	8,500	569,585
Kyowa Exeo Corp.	4,000	34,182
Kyowa Hakko Kogyo Co. Ltd.	18,000	110,932
Makino Milling Machine Co. Ltd.	4,000	15,424
Makita Corp.	1,000	6,331
Marubeni Corp. (a)	66,000	100,577
Marui Co. Ltd. (a)	17,000	213,260
Matsushita Electric Industrial Co. Ltd.	93,000	1,400,580
Meiji Dairies Corp.	10,000	39,318
Meiji Seika Kaisha Ltd.	17,000	88,024
Meitec Corp.	2,000	56,072
Minebea Co. Ltd.	19,000	106,698
Mitsubishi Chemical Corp.	99,000	235,883
Mitsubishi Corp. (a)	70,000	583,456
Mitsubishi Electric Corp.	97,000	371,585
Mitsubishi Estate Co. Ltd. (a)	58,000	653,858
Mitsubishi Gas Chemical Co., Inc.	21,000	62,059
Mitsubishi Heavy Industries Ltd.	151,000	616,586
Mitsubishi Logistics Corp.	8,000	81,768
Mitsubishi Materials Corp.	50,000	94,717
Mitsubishi Rayon Co. Ltd. (a)	29,000	86,188
Mitsubishi Tokyo Finance Group, Inc.	255	2,168,386
Mitsui & Co. Ltd.	71,000	489,573
Mitsui Engineering & Shipbuilding Co. (a)	12,000	19,499
Mitsui Fudosan Co. Ltd.	37,000	415,870
Mitsui Marine & Fire Insurance Co. Ltd.	34,000	208,108
Mitsui Mining & Smelting Co. Ltd. (a)	27,000	85,018
Mitsukoshi Ltd.	22,000	76,498

	Shares	Value (Note 1)
Mizuho Holdings, Inc.	409	$ 1,694,195
Mori Seiki Co. Ltd.	4,000	32,162
Murata Manufacturing Co. Ltd.	10,900	651,568
Mycal Corp. (a)	3,000	2,374
Namco Ltd.	2,200	39,453
NEC Corp.	74,000	904,012
NGK Insulators Ltd.	16,000	121,238
NGK Spark Plug Co. Ltd.	10,000	71,564
Nichiei Co. Ltd.	1,700	15,901
Nichirei Corp.	5,000	20,206
Nidec Corp.	2,600	88,436
Nikon Corp.	15,000	133,614
Nintendo Co. Ltd.	6,300	1,005,136
Nippon COMSYS Corp.	6,000	68,853
Nippon Express Co. Ltd.	49,000	215,761
Nippon Meat Packers, Inc.	11,000	138,733
Nippon Mitsubishi Oil Corp.	67,000	401,069
Nippon Sheet Glass Co. Ltd.	20,000	84,698
Nippon Shokubai Co. Ltd.	3,000	12,882
Nippon Steel Corp.	307,000	465,249
Nippon Telegraph & Telephone Corp.	572	2,584,296
Nippon Unipac Holding	47	259,188
Nippon Yusen Kabushiki Kaisha (a)	57,000	208,756
Nishimatsu Construction (a)	12,000	59,507
Nissan Motor Co. Ltd.	177,000	1,034,207
Nisshin Seifun Group, Inc.	11,000	82,888
Nisshinbo Industries, Inc.	10,000	52,115
Nissin Food Products Co. Ltd.	6,000	128,815
Nitto Denko Corp.	8,000	134,708
Nomura Securities Co. Ltd.	87,000	1,479,604
NSK Ltd.	25,000	89,876
NTN Corp.	23,000	57,318
Obayashi Corp.	34,000	149,139
OJI Paper Co. Ltd.	47,000	245,734
Okumura Corp.	12,000	50,011
Olympus Optical Co. Ltd. (a)	12,000	170,743
Omron Corp. (a)	12,000	170,440
Onward Kashiyama Co. Ltd.	8,000	80,825
Orient Corp. (a)	9,000	13,033
Oriental Land Co. Ltd.	4,500	322,037
ORIX Corp.	3,700	368,520
Osaka Gas Co. Ltd.	110,000	357,483
Pioneer Corp.	8,000	159,293
Promise Co. Ltd.	5,900	461,966
Rohm Co. Ltd.	5,300	584,997
Sankyo Co. Ltd.	21,000	433,172
Sanrio Co. Ltd.	3,000	33,593
Sanwa Shutter Corp.	1,000	2,711
Sanyo Electric Co. Ltd.	84,000	378,362
Sapporo Breweries Ltd.	1,000	3,048
Secom Co. Ltd.	10,500	541,907
SEGA Corp. (a)	7,400	120,867
Seiyu Ltd. (a)	13,000	40,059
Sekisui Chemical Co. Ltd.	25,000	86,298
Common Stocks - continued
	Shares	Value (Note 1)
Japan - continued
Sekisui House Ltd.	32,000	$ 273,728
Sharp Corp.	51,000	544,458
Shimamura Co. Ltd.	1,600	88,773
SHIMANO, Inc.	7,000	91,880
SHIMIZU Corp.	35,000	156,767
Shin-Etsu Chemical Co. Ltd.	19,000	588,676
Shionogi & Co. Ltd.	16,000	286,929
Shiseido Co. Ltd.	18,000	171,097
Shizuoka Bank Ltd.	35,000	286,424
Showa Denko KK (a)	45,000	54,178
Showa Shell Sekiyu K.K. Co.	18,000	130,027
Skylark Co. Ltd.	6,000	160,135
SMC Corp.	3,300	301,175
Snow Brand Milk Products Co. Ltd. (a)	16,000	51,863
Softbank Corp.	15,100	293,673
Sony Corp.	40,800	1,831,920
Sumitomo Chemical Co. Ltd.	75,000	322,669
Sumitomo Corp.	47,000	302,320
Sumitomo Electric Industries Ltd.	33,000	303,953
Sumitomo Forestry Co. Ltd.	8,000	56,914
Sumitomo Heavy Industries Ltd. (a)	25,000	32,835
Sumitomo Marine and Fire Insurance Co. Ltd.	29,000	195,083
Sumitomo Metal Industries Ltd. (a)	162,000	91,383
Sumitomo Metal Mining Co. Ltd.	26,000	94,784
Sumitomo Mitsui Banking Corp.	253,000	2,066,175
Sumitomo Osaka Cement Co. Ltd.	17,000	32,776
Taiheiyo Cement Corp.	44,000	118,173
Taisei Corp.	46,000	139,036
Taisho Pharmaceutical Co. Ltd.	16,000	321,953
Taiyo Yuden Co. Ltd.	5,000	84,614
Takara Shuzo Co. Ltd.	10,000	113,744
Takashimaya Co. Ltd.	15,000	102,168
Takeda Chemical Industries Ltd. (a)	40,000	1,646,811
Takefuji Corp.	6,600	567,897
Teijin Ltd.	42,000	186,352
Teikoku Oil Co. Ltd.	12,000	55,062
Terumo Corp.	9,000	152,305
The Daimaru, Inc.	6,000	25,712
TIS, Inc.	2,000	47,064
Tobu Railway Co. Ltd.	38,000	124,454
Toda Corp.	13,000	48,377
Toei Co. Ltd.	4,000	13,437
Toho Co. Ltd.	900	114,570
Tohoku Electric Power Co., Inc.	21,800	401,953
Tokio Marine & Fire Insurance Co. Ltd.	69,000	729,068
Tokyo Broadcasting System, Inc.	3,000	58,093
Tokyo Dome Corp. (a)	1,000	3,275
Tokyo Electric Power Co. (a)	60,200	1,556,001
Tokyo Electron Ltd.	7,900	433,660
Tokyo Gas Co. Ltd.	122,000	410,861
Tokyo Style Co. Ltd.	5,000	52,536

	Shares	Value (Note 1)
Tokyu Corp.	50,000	$ 292,570
Toppan Printing Co. Ltd.	32,000	304,172
Toray Industries, Inc. (a)	64,000	211,762
Toshiba Corp.	144,000	738,337
Tosoh Corp.	28,000	57,049
Tostem Corp.	11,000	171,332
Toto Ltd. (a)	18,000	110,629
Toyo Seikan Kaisha Ltd.	10,000	135,382
Toyobo Co. Ltd.	29,000	50,053
Toyota Motor Corp.	163,200	4,985,760
Trans Cosmos, Inc.	1,000	25,510
Tsubakimoto Chain Co.	8,000	25,931
Ube Industries Ltd.	39,000	68,297
Uni-Charm Corp	3,000	88,150
Uny Co. Ltd.	9,000	96,232
Wacoal Corp. (a)	6,000	63,145
World Co. Ltd.	2,500	78,931
Yakult Honsha Co. Ltd.	8,000	91,265
Yamaha Corp.	9,000	91,459
Yamaichi Securities Co. Ltd. (a)	3,000	5,562
Yamanouchi Pharmaceutical Co. Ltd.	16,000	381,899
Yamato Transport Co. Ltd.	21,000	430,520
Yamazaki Baking Co. Ltd.	11,000	73,904
Yokogawa Electric Corp.	9,000	60,922
TOTAL JAPAN		74,124,609
Netherlands - 6.1%
ABN AMRO Holding NV	71,073	1,312,432
Aegon NV	63,824	1,930,741
Akzo Nobel NV (a)	13,897	616,855
ASML Holding NV (a)	21,603	385,137
Buhrmann NV	6,470	53,958
Elsevier NV	34,864	438,202
Getronics NV	13,464	39,147
Hagemeyer NV	4,858	83,243
Heineken NV (Bearer) (a)	18,687	786,039
IHC Caland NV	1,070	53,834
ING Groep NV (Certificaten Van Aandelen)	93,595	2,965,277
KLM Royal Dutch Airlines NV (a)	1,574	24,102
Koninklijke Ahold NV	38,689	1,158,745
Koninklijke KPN NV	60,710	172,643
Koninklijke Philips Electronics NV	60,858	1,646,321
Oce NV (a)	1,984	19,982
QIAGEN NV (a)	5,786	120,503
Royal Dutch Petroleum Co. (Hague Registry) (a)	100,642	5,699,356
STMicroelectronics NV	40,742	1,243,999
TPG NV	22,892	489,282
Unilever NV (Certificaten Van Aandelen) (a)	27,162	1,664,895
Vedior NV (Certificaten Van Aandelen)	2,575	31,802
Vendex KBB NV	2,599	27,597
Common Stocks - continued
	Shares	Value (Note 1)
Netherlands - continued
Vopak NV	2,152	$ 39,719
Wolters Kluwer NV (Certificaten Van Aandelen)	12,244	262,255
TOTAL NETHERLANDS		21,266,066
New Zealand - 0.1%
Auckland International Airport Ltd.	13,915	23,862
Carter Holt Harvey Ltd.	83,397	61,238
Contact Energy Ltd.	25,284	37,910
Fisher & Paykel Industries Ltd.	4,114	25,325
Fletcher Building Ltd.	12,586	14,942
Fletcher Challenge Forests Ltd. (a)	29,679	3,915
Fletcher Challenge Forests Ltd. (PN) (a)	59,358	8,091
Telecom Corp. of New Zealand Ltd.	81,353	180,643
The Warehouse Group Ltd.	15,428	40,702
TOTAL NEW ZEALAND		396,628
Norway - 0.5%
Bergesen dy ASA:
(A Shares)	2,500	47,937
(B Shares)	800	14,389
DnB Holding ASA	39,550	195,965
Elkem AS	2,400	39,367
Frontline Ltd.	3,700	51,274
Kvaerner ASA (a)	4,154	23,731
Merkantildata ASA (d)	8,750	12,670
Norsk Hydro AS	13,050	567,629
Norske Skogindustrier AS (A Shares)	4,850	83,670
Opticom ASA	560	18,118
Orkla AS (A Shares)	11,071	203,516
Petroleum Geo-Services ASA (a)	4,600	44,752
Schibsted AS (B Shares)	3,200	32,037
Smedvig ASA (A Shares)	2,650	21,734
Statoil ASA	22,450	157,458
Storebrand ASA (A Shares)	13,550	105,766
Tandberg ASA (a)	3,350	43,771
Telenor ASA	25,650	95,754
Tomra Systems AS	8,250	86,328
TOTAL NORWAY		1,845,866
Portugal - 0.5%
Banco Comercial Portuges SA (Reg.)	114,171	458,910
Banco Espirito Santo SA (BES) (Reg.)	8,960	110,657
BPI-SGPS SA	25,108	56,068
Brisa Auto-Estradas de Portugal SA	13,459	125,125
Cimpor-Cimentos de Portugal SGPS SA	6,892	125,571
Electricidade de Portugal SA	151,117	392,546
Jeronimo Martins SGPS SA (a)	2,627	18,580
Portucel Industrial Empresa Produtora de Celulosa SA	11,425	9,372
Portucel Industrial Empresa Produtora de Celulosa SA rights 9/17/01 (a)	11,425	0

	Shares	Value (Note 1)
Portugal Telecom SGPS SA (Reg.)	61,597	$ 394,121
Sonae SGPS SA	99,586	58,999
TOTAL PORTUGAL		1,749,949
Singapore - 0.9%
CapitaLand Ltd.	99,000	103,537
Chartered Semiconductor Manufacturing Ltd. (a)	54,000	143,359
City Developments Ltd.	38,000	110,272
Creative Technology Ltd.	4,000	29,651
Cycle & Carriage Ltd.	6,165	12,257
DBS Group Holdings Ltd.	62,327	490,665
Fraser & Neave Ltd.	16,000	70,794
Haw Par Corp. Ltd.	7,000	15,446
Hotel Properties Ltd.	11,000	8,723
Keppel Corp. Ltd.	38,000	69,875
Neptune Orient Lines Ltd. (a)	55,000	31,447
OMNI Industries Ltd.	14,000	27,996
Oversea-Chinese Banking Corp. Ltd.	61,824	390,785
Overseas Union Enterprises Ltd.	10,000	36,489
Parkway Holdings Ltd.	22,000	12,579
Sembcorp Industries Ltd.	76,969	65,901
Singapore Airlines Ltd.	57,000	393,047
Singapore Press Holdings Ltd.	18,048	205,344
Singapore Technologies Engineering Ltd.	137,000	199,960
Singapore Telecommunications Ltd.	293,000	340,101
Straits Trading Co.	15,000	15,860
United Industrial Corp. Ltd.	71,000	32,639
United Overseas Bank Ltd.	45,616	293,578
United Overseas Land Ltd.	28,000	27,352
Venture Manufacturing (Singapore) Ltd.	11,000	73,323
TOTAL SINGAPORE		3,200,980
Spain - 2.7%
Acerinox SA (Reg.)	2,842	81,596
Actividades de Construccion y Servicios SA (ACS)	2,847	78,314
Aguas de Barcelona SA	5,939	85,527
Altadis SA	14,345	230,769
Altadis SA	418	6,702
Autopistas Concesionaria Espanola SA (ACESA)	12,875	125,681
Autopistas Concesionaria Espanola SA (ACESA) (Reg.)	643	6,175
Azucarera Ebro Agricolas SA	1,950	22,039
Banco Bilbao Vizcaya Argentaria SA	132,401	1,713,612
Banco Santander Central Hispano SA	185,469	1,695,529
Corporacion Mapfre Compania Internacional de Reaseguros SA (Reg.)	2,594	50,832
Cortefiel SA	3,256	24,929
Endesa SA	44,459	739,529
Fomento Construcciones y Contratas SA (FOCSA)	5,110	115,972
Gas Natural SDG SA Series E	17,423	329,832
Grupo Dragados SA	7,702	108,108
Common Stocks - continued
	Shares	Value (Note 1)
Spain - continued
Iberdrola SA	37,154	$ 510,669
Metrovacesa SA	3,148	43,928
Portland Valderrivas SA	543	13,447
Prosegur Comp Securidad SA (Reg.)	1,136	13,636
Repsol YPF SA (a)	50,981	861,956
Sol Melia SA	8,221	71,184
Telefonica SA (a)	186,543	2,172,915
TelePizza SA (a)	7,620	12,363
Union Electrica Fenosa SA	12,673	237,369
Vallehermoso SA	3,752	25,922
Zardoya-Otis SA	5,243	47,835
Zardoya-Otis SA	524	4,738
Zeltia SA	8,256	69,907
TOTAL SPAIN		9,501,015
Sweden - 2.2%
Abb Ltd. (Sweden)	4,024	41,762
Assa Abloy AB (B Shares)	17,200	197,511
AssiDoman AB	4,980	111,741
Atlas Copco AB:
(A Shares)	6,985	145,318
(B Shares)	3,085	60,772
Drott AB (B Shares)	3,700	37,866
Electrolux AB (B Shares) (a)	17,600	238,466
Gambro AB:
(A Shares)	12,600	81,122
(B Shares)	1,400	8,946
Hennes & Mauritz AB (H&M) (B Shares)	39,100	747,696
Modern Times Group AB (MTG) (B Shares) (a)	2,950	63,782
Nordea AB	140,878	859,631
OM AB	3,500	31,279
Sandvik AB	12,600	265,161
SAPA AB	900	13,405
SAS AB (a)	2,800	21,794
Securitas AB (B Shares)	16,700	263,984
Skandia Foersaekrings AB	48,500	340,220
Skandinaviska Enskilda Banken (A Shares)	33,380	287,081
Skanska AB (B Shares)	22,700	162,509
SKF AB:
(A Shares)	400	5,958
(B Shares) (a)	2,600	42,473
SSAB Swedish Steel (A Shares)	3,800	33,594
Svenska Cellulosa AB (SCA) (B Shares)	11,300	262,778
Svenska Handelsbanken AB:
(A Shares)	31,500	452,530
(B Shares)	2,200	30,443
Swedish Match Co.	19,308	95,552
Tele2 AB (B Shares) (a)	7,100	212,185
Telefonaktiebolaget LM Ericsson AB (B Shares)	374,700	1,866,006
Telia AB	69,000	287,099

	Shares	Value (Note 1)
Trelleborg AB (B Shares)	3,200	$ 26,138
Volvo AB:
(A Shares) (a)	6,340	94,127
(B Shares)	15,060	233,718
WM-Data AB (B Shares)	16,200	36,894
TOTAL SWEDEN		7,659,541
Switzerland - 6.9%
Abb Ltd. (Switzerland) (Reg.)	53,088	552,102
Adecco SA	9,000	442,020
Ascom Holding AG (Reg.)	1,076	25,873
Charles Voegele Holding AG	417	22,561
Credit Suisse Group (Reg.) (a)	57,160	2,437,933
Forbo Holding AG (Reg.)	30	11,181
Georg Fischer AG (Reg.)	170	38,681
Givaudan AG	381	117,266
Holcim Ltd.:
(Bearer)	1,275	264,427
(Reg.)	2,610	127,087
Jelmoli Holding AG (Bearer)	20	24,647
Kudelski SA (Bearer)	2,500	134,881
Kuoni Reisen Holding AG Class B (Reg.)	120	30,803
Logitech International SA (Reg.) (a)	1,300	36,144
Lonza Group AG	300	184,130
Nestle SA (Reg.)	18,420	3,897,710
Novartis AG (Reg.)	136,800	5,004,076
PubliGroupe SA (Reg.)	84	18,684
Roche Holding AG:
(Bearer)	7,400	600,541
(participation certificates)	33,400	2,399,339
Schindler Holding AG	10	13,526
Schindler Holding AG (Reg.)	40	53,021
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	285	46,772
Sulzer AG (Reg.)	200	38,473
Sulzer Medica AG (Reg.)	400	30,057
Swiss Reinsurance Co. (Reg.)	13,700	1,367,118
Swissair Group (a)	400	22,254
Swisscom AG (Reg.)	3,500	1,007,815
Syngenta AG (Switzerland)	5,506	288,788
The Swatch Group AG:
(Bearer)	1,650	133,904
(Reg.)	6,600	114,265
UBS AG (Reg.)	62,946	3,080,135
Unaxis Holding AG (Reg.)	647	66,898
Valora Holding AG	180	32,786
Zurich Financial Services AG	3,970	1,125,251
TOTAL SWITZERLAND		23,791,149
United Kingdom - 21.4%
3i Group PLC	28,721	378,009
Abbey National PLC	65,623	1,068,878
Airtours PLC	20,382	76,327
AMEC PLC	12,438	84,112
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Amersham PLC	30,945	$ 273,395
Amvescap PLC	34,979	493,439
ARM Holdings PLC (a)	39,495	159,102
AstraZeneca PLC:
(Sweden)	4,994	240,426
(United Kingdom)	75,503	3,661,896
AWG PLC	8,512	71,922
BAA PLC	49,349	460,393
BAE Systems PLC	141,457	678,879
Balfour Beatty PLC	9,134	25,903
Barclays PLC	75,886	2,306,545
Barratt Developments PLC	9,121	49,345
BBA Group PLC	22,280	91,697
Berkeley Group PLC	5,445	58,281
BG Group PLC	157,517	655,160
BOC Group PLC	23,387	348,620
Boots Co. PLC	41,836	419,810
BP PLC	1,030,325	8,737,150
Brambles Industries PLC (a)	33,639	160,462
British Airways PLC	52,371	233,059
British American Tobacco PLC	101,122	866,194
British Land Co. PLC	25,699	186,870
British Sky Broadcasting Group PLC (a)	85,611	969,264
British Telecommunications PLC	390,111	2,442,483
BTG PLC (a)	4,721	54,445
Bunzl PLC	19,317	127,681
Cadbury Schweppes PLC	90,201	613,919
Canary Wharf Group PLC (a)	33,334	250,508
Capita Group PLC	31,881	203,077
Carlton Communications PLC	26,376	120,638
Celltech Group PLC (a)	11,145	157,543
Centrica PLC	187,146	615,096
CGNU PLC	103,484	1,533,562
Chubb PLC	44,348	109,642
CMG PLC	26,808	98,247
Compass Group PLC	102,859	785,336
Corus Group PLC	112,688	104,885
De La Rue PLC	1,454	11,053
Diageo PLC	157,590	1,592,823
Dixons Group PLC	91,810	295,745
Eidos PLC (a)	3,098	11,399
Electrocomponents PLC	21,594	165,500
EMI Group PLC	33,272	198,389
Exel PLC	14,056	150,042
FKI PLC	30,377	77,310
George Wimpey PLC	8,928	28,045
GKN PLC	33,639	150,922
GlaxoSmithKline PLC	283,256	7,499,201
Granada PLC	119,312	258,538
GUS PLC	46,341	406,721
Halifax Group PLC	100,864	1,254,170
Hammerson PLC	12,168	87,506

	Shares	Value (Note 1)
Hanson PLC	35,741	$ 277,563
Hays PLC	85,079	200,443
Hilton Group PLC	73,221	259,292
HSBC Holdings PLC (United Kingdom) (Reg.)	422,938	5,027,887
IMI plc	11,733	38,051
Imperial Chemical Industries PLC	35,577	222,480
International Power PLC (a)	52,972	213,393
Invensys PLC	167,102	221,145
J. Sainsbury PLC	92,305	508,431
Johnson Matthey PLC	8,588	124,895
Kidde PLC	31,158	36,137
Kingfisher PLC	61,409	333,562
Land Securities PLC	25,637	335,369
Lattice Group PLC	152,606	339,560
Legal & General Group PLC	237,764	580,911
Lloyds TSB Group PLC	250,400	2,587,333
Logica PLC	21,224	215,445
London Bridge Software Holdings PLC	4,635	7,213
Marconi PLC	134,610	103,755
Marks & Spencer PLC	125,967	495,539
Misys PLC	28,256	124,511
National Grid Group PLC	69,593	474,671
Novar PLC	9,387	20,614
P&O Princess Cruises PLC	34,669	186,551
Pace Micro Technology PLC	11,209	55,587
Pearson PLC	37,206	530,265
Peninsular & Oriental Steam Navigation Co.	25,442	85,841
Pilkington PLC	31,241	51,113
Provident Financial PLC	5,546	52,063
Prudential PLC	88,803	1,122,281
Psion PLC	16,001	13,613
Railtrack PLC	21,373	100,086
Rank Group PLC	2,483	8,242
Reed International PLC	55,970	494,081
Rentokil Initial PLC	90,986	328,818
Reuters Group PLC	66,177	747,794
Rexam PLC	17,415	89,910
Rio Tinto PLC (Reg.)	49,243	888,015
RMC Group PLC	10,643	106,025
Royal Bank of Scotland Group PLC	121,713	3,044,524
Sage Group PLC	51,634	156,190
Schroders PLC	14,814	185,278
ScottishPower plc	86,207	614,317
Six Continents PLC	41,368	443,390
Slough Estates PLC	16,855	89,592
Smith & Nephew PLC	43,740	229,000
Smiths Group PLC	26,505	288,326
SSL International PLC	4,068	33,781
Stagecoach Holdings PLC	45,503	56,249
Tate & Lyle PLC	18,807	75,215
Taylor Woodrow PLC	32,896	93,768
Tesco PLC	312,626	1,184,368
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
TI Automotive Ltd. (a)	22,478	$ 0
Unilever PLC	133,052	1,144,248
United Utilities PLC	23,425	214,622
Vodafone Group PLC	3,086,966	6,220,253
Wolseley PLC	24,553	183,358
Woolworths Group PLC (a)	67,550	31,033
WPP Group PLC	52,706	527,354
TOTAL UNITED KINGDOM		74,582,915
TOTAL COMMON STOCKS (Cost $418,139,968)		329,273,135
Nonconvertible Preferred Stocks - 0.4%

Australia - 0.2%
News Corp. Ltd. (ltd. vtg.)	106,532	725,935
France - 0.0%
Casino Guichard Perrachon et Compagnie	229	13,306
Germany - 0.1%
Dyckerhoff AG	600	10,144
Hugo Boss AG	3,000	68,058
MAN AG	1,450	26,168
ProSieben Sat.1 Media AG	6,428	70,306
RWE AG (non-vtg.)	1,650	52,787
Volkswagen AG	4,400	127,330
TOTAL GERMANY		354,793
Italy - 0.1%
Fiat Spa (a)	4,471	69,603
Fiat Spa (Risp)	2,203	30,667
Intesabci Spa (Risp)	24,810	53,163
Telecom Italia Spa (Risp)	35,761	169,165
TOTAL ITALY		322,598
United Kingdom - 0.0%
AWG PLC (a)	2,621,696	3,050
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,868,114)		1,419,682
Nonconvertible Bonds - 0.0%
Moody's Ratings (unaudited)			Principal Amount (c)
Australia - 0.0%
AMP Insurance Investment Holdings Pty Ltd. 7% 9/30/02 (Cost $758)	-	AUD	2,266	0
Government Obligations - 4.1%
Moody's Ratings (unaudited)			Principal Amount	Value (Note 1)
United States of America - 4.1%
U.S. Treasury Bills, yield at date of purchase 3.3% to 3.49% 9/20/01 to 11/8/01 (e) (Cost $14,141,855)	-		$ 14,196,000	$ 14,147,764
Cash Equivalents - 5.0%
	Shares
Bankers Trust Daily Assets Institutional Fund, 3.81% (b) (Cost $17,583,012)	17,583,012	17,583,012
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $451,733,707)		362,423,593
NET OTHER ASSETS - (4.1)%		(14,292,290)
NET ASSETS - 100%		$ 348,131,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Gain/(Loss)
Purchased
48 CAC 40 Index Contracts (France)	Sept. 2001	$ 2,055,356	$ (206,637)
12 DAX 30 Index Contracts (Germany)	Sept. 2001	1,421,042	(192,043)
49 FTSE 100 Index Contracts (United Kingdom)	Sept. 2001	3,806,747	(205,315)
14 Hang Seng 100 Index Contracts (Hong Kong)	Sept. 2001	995,109	(3,949)
20 IBEX 35 Index Contracts (Spain)	Sept. 2001	1,521,210	1,400
5 MIB 30 Index Contracts (Italy)	Sept. 2001	790,865	(55,701)
51 Nikkei 225 Index Contracts (Japan)	Sept. 2001	2,752,725	(580,981)
8 S&P ASX 200 Index Contracts (Australia)	Sept. 2001	346,465	(14,136)
33 Topix 150 Index Contracts (Japan)	Sept. 2001	3,042,307	(482,425)
		$ 16,731,826	$ (1,739,787)
The face value of futures purchased as a percentage of net assets - 4.8%
Forward Foreign Currency Contracts
	Settlement Dates	Value (Note 1)	Unrealized Gain/(Loss)
Contracts to Buy
5,180,000 EUR	Sept. 2001	$ 4,719,283	$ (13,372)
2,500,000 GBP	Sept. 2001	3,633,242	13,267
661,700,000 JPY	Sept. 2001	5,582,611	41,431
		$ 13,935,136	$ 41,326
(Payable Amount $13,893,810)

The value of contracts to buy as a percentage of net assets - 4.0%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing
(b) The rate quoted is the daily rate of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $12,670 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,170,246.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $58,542,251 and $3,110,426.
The market value of futures contracts opened and closed during the period amounted to $72,437,912 and $77,673,109, respectively.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $1,851,555.
Income Tax Information

At August 31, 2001, the aggregate cost of investment securities for income tax purposes was $452,207,851. Net unrealized depreciation aggregated $89,784,258, of which $19,136,581 related to appreciated investment securities and $108,920,839 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $517,000 all of which will expire on February 28, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund

Financial Statements

Statement of Assets and Liabilities

	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,083,224) (cost $451,733,707) - See accompanying schedule		$ 362,423,593
Cash		1,299
Foreign currency held at value (cost $2,560,003)		2,589,836
Unrealized appreciation on foreign currency contracts		54,698
Receivable for fund shares sold		437,171
Dividends receivable		779,701
Interest receivable		80
Redemption fees receivable		208
Other receivables		15,594
Total assets		366,302,180
Liabilities
Payable for investments purchased	$ 24,559
Unrealized depreciation on foreign currency contracts	13,372
Payable for fund shares redeemed	400,833
Accrued management fee	18,063
Payable for daily variation on futures contracts	55,334
Other payables and accrued expenses	75,704
Collateral on securities loaned, at value	17,583,012
Total liabilities		18,170,877
Net Assets		$ 348,131,303
Net Assets consist of:
Paid in capital		$ 443,773,276
Undistributed net investment income		4,038,989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,714,034)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(90,966,928)
Net Assets, for 13,399,656 shares outstanding		$ 348,131,303
Net Asset Value, offering price and redemption price per share ($348,131,303 ÷ 13,399,656 shares)		$25.98

Statement of Operations

	Six months ended August 31, 2001 (Unaudited)
Investment Income Dividends		$ 4,733,314
Interest		370,596
Security lending		287,298
		5,391,208
Less foreign taxes withheld		(501,595)
Total income		4,889,613
Expenses
Management fee	$ 589,376
Transfer agent fees	224,666
Accounting and security lending fees	107,026
Non-interested trustees' compensation	580
Registration fees	37,538
Audit	18,752
Legal	877
Reports to shareholders	23,401
Miscellaneous	382
Total expenses before reductions	1,002,598
Expense reductions	(390,511)	612,087
Net investment income		4,277,526
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(749,788)
Foreign currency transactions	(764,241)
Futures contracts	(3,306,710)	(4,820,739)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(43,527,166)
Assets and liabilities in foreign currencies	189,787
Futures contracts	(357,293)	(43,694,672)
Net gain (loss)		(48,515,411)
Net increase (decrease) in net assets resulting from operations		$ (44,237,885)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan International Index Fund
Financial Statements - continued

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Operations Net investment income	$ 4,277,526	$ 5,100,096
Net realized gain (loss)	(4,820,739)	(5,290,930)
Change in net unrealized appreciation (depreciation)	(43,694,672)	(70,883,766)
Net increase (decrease) in net assets resulting from operations	(44,237,885)	(71,074,600)
Distributions to shareholders From net investment income	(117,591)	(3,163,549)
From net realized gain	-	(427,137)
In excess of net realized gain	-	(179,738)
Total distributions	(117,591)	(3,770,424)
Share transactions Net proceeds from sales of shares	99,907,590	262,652,604
Reinvestment of distributions	110,131	3,500,459
Cost of shares redeemed	(53,018,058)	(100,951,506)
Net increase (decrease) in net assets resulting from share transactions	46,999,663	165,201,557
Trading fees	38,700	124,908
Total increase (decrease) in net assets	2,682,887	90,481,441
Net Assets
Beginning of period	345,448,416	254,966,975
End of period (including undistributed net investment income of $4,038,989 and $342,722, respectively)	$ 348,131,303	$ 345,448,416
Other Information Shares
Sold	3,553,316	7,686,737
Issued in reinvestment of distributions	3,964	110,240
Redeemed	(1,916,821)	(3,069,355)
Net increase (decrease)	1,640,459	4,727,622

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
Selected Per-Share Data	(Unaudited)	2001	2000 F	1999	1998 E
Net asset value, beginning of period	$ 29.38	$ 36.26	$ 28.84	$ 27.64	$ 25.00
Income from Investment Operations
Net investment income D	.34	.51	.49	.46	.11
Net realized and unrealized gain (loss)	(3.73)	(7.03)	7.25	1.08	2.29
Total from investment operations	(3.39)	(6.52)	7.74	1.54	2.40
Less Distributions
From net investment income	(.01)	(.29)	(.12)	(.48)	(.06)
From net realized gain	-	(.06)	(.26)	(.09)	-
In excess of net realized gain	-	(.02)	-	(.04)	-
Total distributions	(.01)	(.37)	(.38)	(.61)	(.06)
Trading fees added to paid in capital	.00	.01	.06	.27	.30
Net asset value, end of period	$ 25.98	$ 29.38	$ 36.26	$ 28.84	$ 27.64
Total Return B, C	(11.54)%	(18.04)%	27.08%	6.58%	10.83%
Ratios to Average Net Assets
Expenses before expense reductions	.56% A	.56%	.68%	.98%	1.67% A
Expenses net of voluntary waivers, if any	.35% A	.35%	.35%	.36%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.36%	.35% A
Net investment income	2.41% A	1.53%	1.48%	1.62%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 348,131	$ 345,448	$ 254,967	$ 43,176	$ 24,686
Portfolio turnover rate	2% A	4%	3%	2%	2% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 5, 1997 (commencement of operations) to February 28, 1998.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan Total Market Index Fund, Spartan Extended Market Index Fund and Spartan International Index Fund (the funds) are funds of Fidelity Concord Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation:

Spartan Total Market Index and Spartan Extended Market Index Funds. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Spartan International Index Fund. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued using the official closing price or at the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used. If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. Each fund may be subject to foreign taxes on income and gains on investments which are accrued based upon each fund's understanding of the tax rules and regulations that exist in the markets in which they invest. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. Each fund accrues such taxes as applicable. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Certain funds also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 90 days are subject to a short-term trading fee equal to .50%, .75% and 1.00% of the amount invested in Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index, respectively. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

Spartan Extended Market Index and Spartan International Index also receive their allocable share of short-term trading fees attributable to redemptions from the Fidelity Four-in-One Index Fund. For the period these fees totaled $4,401 and $5,867, respectively.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Forward Foreign Currency Contracts. Spartan International Index Fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the fund's currency exposure. Contracts to sell generally are used to hedge the fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Futures Contracts. Certain funds may use futures contracts to manage their exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in each applicable fund's Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in each applicable fund's Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24%, .24% and .34% of the Spartan Total Market Index, Spartan Extended Market Index and Spartan International Index funds' average net assets, respectively.

Sub-Adviser and Security Lending Fees. FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR and each of the funds have also entered into a sub-advisory agreement with Deutsche Asset Management, Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to each of the funds. For providing these services to Spartan Extended Market Index and Spartan Total Market Index, FMR pays DAMI at an annual rate of 0.0125% of the average net assets of each fund. For providing these services to Spartan International Index, FMR pays DAMI at an annual rate of 0.0650% of the average net assets of the fund, plus fees of up to $200,000 annually. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the funds. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the funds. Bankers Trust and DAMI are both wholly owned subsidiaries of Deutsche Bank AG. All personnel employed by DAMI in managing the funds were employed by Bankers Trust in substantially the same capacity.

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained the following amounts:

Amount
Spartan Total Market Index	$ 82,863
Spartan Extended Market Index	$ 96,592
Spartan International Index	$ 95,766

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Total Market Index	.12%
Spartan Extended Market Index	.14%
Spartan International Index	.13%

Accounting and Security Lending Fees. FSC maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan Total Market Index	.25%	$ 843,469
Spartan Extended Market Index	.25%	$ 464,903
Spartan International Index	.35%	$ 385,998

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

In addition through arrangements with certain funds custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Total Market Index	$ 5,381	$ 6,474
Spartan Extended Market Index	$ 7,119	$ 4,979
Spartan International Index	$ -	$ 4,513

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+x®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our Web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP61

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Deutsche Asset Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stravropoulos

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Bankers Trust Company
New York, NY

* Independent trustees

Fidelity's Index Funds

Spartan Extended Market Index Fund

Spartan International Index Fund

Spartan 500 Index Fund

Spartan Total Market Index Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

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SIF-SANN-1001 145851
1.707985.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity ®

U.S. Bond Index
Fund

Annual Report

August 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity ® US Bond Index	4.41%	12.05%	47.24%	113.72%
LB Aggregate Bond	4.51%	12.35%	48.17%	112.94%
Intermediate US Government Funds	3.63%	11.03%	40.70%	91.09%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value-weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 123 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity US Bond Index	12.05%	8.05%	7.89%
LB Aggregate Bond	12.35%	8.18%	7.85%
Intermediate US Government Funds	11.03%	7.06%	6.66%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

Performance - continued

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Fidelity ® U.S. Bond Index Fund on August 31, 1991. As the chart shows, by August 31, 2001, the value of the investment would have grown to $213,718 - a 113.72% increase on the initial investment. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $212,941 - a 112.94% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

Semiannual Report

Performance - continued

Dividends and Yield

Periods ended August 31, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.14¢	31.45¢	67.91¢
Annualized dividend rate	5.60%	5.83%	6.41%
30-day annualized yield	5.51%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.71 over the past six months and $10.60 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield would have been 5.17%.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity U.S. Bond Index Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended August 31, 2001, the fund had a total return of 4.41%. To get a sense of how the fund did relative to its competitors, the intermediate U.S. government funds average returned 3.63% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Aggregate Bond Index - which tracks the types of securities in which the fund invests - returned 4.51%. For the 12-month period that ended August 31, 2001, the fund had a total return of 12.05%. In comparison, the U.S. government funds average returned 11.03% and the Lehman Brothers index returned 12.35% for the same 12-month period.

Q. What led to the fund's strong returns during the period?

A. Falling interest rates provided a substantial boost for nearly all types of bonds and for the fund. A slowing economy prompted the Federal Reserve Board to aggressively slash interest rates to avoid slipping into a recession. All told, the Fed has cut short-term interest rates three percentage points so far this year, bringing them to their lowest level since 1994. As interest rates fell, most bond yields declined and their prices rose.

Q. Given that backdrop, how did each of the major segments of the Lehman Brothers Aggregate Bond Index perform during the past six months?

A. For the six-month period that ended August 31, 2001, mortgage-backed securities, at about 35.3% of the index, returned 4.32%; corporate securities, which accounted for nearly 26.5% of the index, returned 5.74%; agency securities, at about 11.4% of the index, returned 3.89%; and asset-backed securities, at less than 1.7% of the index, returned 4.89%. Those returns compare to the 3.77% return of U.S. Treasury securities, which made up about 23.0% of the index. Treasury securities lagged most other areas of the bond market primarily because they offered lower yields than other fixed-income investments during a time when investors increasingly shifted toward higher-yielding sectors.

Q. Let's start with corporate securities. Why did they perform so well?

A. One factor that helped investment-grade corporate securities was strong demand, fueled by investors who sought out their relatively high yields and were looking to reallocate investments away from the shaky stock market. Thanks to increased demand, corporate bonds weathered record levels of issuance from corporations taking advantage of the lower costs of borrowings.

Q. Turning to agency securities, what drove their returns?

A. Agency securities had gotten very cheap relative to Treasury securities earlier this year, due to battles with too much supply and the threat that Congress might cut off the lines of credit that give some agencies - particularly Fannie Mae and Freddie Mac - implicit government backing. More recently, however, heavy supply was easily absorbed by strong demand, including demand from foreign investors looking to lock in high yields and benefit from the strong U.S. dollar. At the same time, the threat of potentially damaging legislation faded as the agencies took steps to appease legislators.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What fueled mortgage securities?

A. Like agencies, mortgage securities had gotten very cheap prior to the beginning of the period because the housing market remained strong and large numbers of homeowners refinanced mortgages as interest rates declined. This caused the mortgage pools that make up mortgage securities to prepay investors. Investors generally dislike prepayment because it potentially forces them to reinvest at lower interest rates. Throughout April and May, however, mortgage securities enjoyed a significant rally after investors realized that they had pushed prices too low, even after factoring in healthy prepayment activity. Furthermore, mortgage rates remained stubbornly high, preventing prepayments from accelerating further.

Q. With thousands of individual securities making up the Lehman Brothers Aggregate Bond Index, how did you choose investments for the fund?

A. It would be impractical and expensive for the fund to own each of the thousands of securities that make up the index. Rather than buy each security, I use an investment approach that allows me to assemble a portfolio that replicates the characteristics of the index - such as maturity, sector, credit quality and others - by investing in representative securities. Here's how the process works: I manage the fund's allocation to various market sectors to approximate that of the index. I start by determining what portion of securities in the index are Treasuries, mortgages, agencies, corporates and so on. After that, I identify bonds that give the fund the same sector breakdown as the index. I repeat this process with the other characteristics of the index. Then I choose individual securities - based on Fidelity's research - that have the same characteristics I'm looking for but that have the potential to outperform other securities with similar characteristics. In constructing the portfolio, my goal is to manage the fund so that its performance tracks that of the Lehman Brothers Aggregate Bond Index. While the fund did vary from the index in the individual securities it owned during the period, its performance was in line with the benchmark.

Q. What's your outlook?

A. Both the short- and long-term outlook for the economy, interest rates and the bond market is extremely difficult to predict in the aftermath of the tragic events of September 11, 2001, which occurred shortly after the end of the period covered by this report. One thing for sure, however, is that the bond market continued to operate in an orderly fashion just a short time after the events occurred, once again proving it is one of the strongest financial systems in the world. But no matter what the economic and interest-rate environment, I will manage the fund with the goal of keeping its performance on track with the Lehman Brothers Aggregate Bond Index, just as it is designed to do.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: to provide returns consistent with those of the Lehman Brothers Aggregate Bond Index

Start date: March 8, 1990

Size: as of August 31, 2001, more than $2.6 billion

Manager: Tom Silvia, since 1998; manager, various Fidelity and Spartan government and mortgage funds; joined Fidelity in 1993

Tom Silvia on the growth of the mortgage securities market:

"Since 1970, when the first pass-through mortgage security was issued with a guarantee from government-owned corporation Ginnie Mae, the mortgage securities market has expanded at a very rapid pace. Just a decade ago, the total volume of outstanding mortgage securities - those issued by Ginnie Mae, government-sponsored enterprises such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), and private institutions including investment banks and home builders - stood at about $1.2 trillion. By the end of 2000, the total volume of outstanding mortgage securities approached $2.5 trillion, making it one of the largest and the most liquid bond markets in the world. Demand for mortgage securities, meanwhile, also has increased as investors - both domestic and foreign, individual and institutional - increasingly sought out mortgage securities for their generally attractive yields compared to U.S. Treasury securities."

Note to shareholders:

  Effective October 8, 2001, Ford O'Neil became Portfolio Manager of Fidelity U.S. Bond Index Fund.

Semiannual Report

Investment Changes

Quality Diversification as of August 31, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa	66.5	67.2
Aa	4.0	2.6
A	11.2	10.7
Baa	11.0	10.6
Ba and Below	0.7	0.8
Not Rated	0.6	0.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Securities rated as Ba or below were rated investment grade by other nationally recognized rating agencies or assigned an investment grade rating at the time of acquisition by Fidelity.

Average Years to Maturity as of August 31, 2001
6 months ago
Years	7.5	7.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2001
6 months ago
Years	4.5	4.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of August 31, 2001 *		As of February 28, 2001 **
	Corporate Bonds 25.8%		Corporate Bonds 22.6%
	U.S. Government and Government Agency Obligations 67.8%		U.S. Government and Government Agency Obligations 69.6%
	Asset-Backed Securities 4.0%		Asset-Backed Securities 2.1%
	CMOs and Other Mortgage Related Securities 2.9%		CMOs and Other Mortgage Related Securities 2.0%
	Other Investments 2.1%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (2.6)% A		Short-Term Investments and Net Other Assets 2.1%
* Foreign investments	5.7%	** Foreign investments	4.9%

A Short-term Investments and Net Other Assets are not included in the pie chart.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central fund.

Semiannual Report

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.1%
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.3%
Daimler-Chrysler North America Holding Corp. 8% 6/15/10	A3	$ 7,000	$ 7,572
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. 8.75% 2/2/11	Baa3	3,400	3,278
Household Durables - 0.2%
Black & Decker Corp. 7.125% 6/1/11	Baa2	6,000	6,214
Media - 1.5%
British Sky Broadcasting Group PLC yankee 7.3% 10/15/06	Ba1	3,000	3,047
Chancellor Media Corp. 8% 11/1/08	Ba1	7,000	7,359
Clear Channel Communications, Inc. 7.65% 9/15/10	Baa3	6,000	6,388
Continental Cablevision, Inc. 8.3% 5/15/06	A3	5,000	5,503
Hearst-Argyle Television, Inc. 7.5% 11/15/27	Baa3	3,280	2,985
TCI Communications, Inc. 8.75% 8/1/15	A3	5,535	6,463
Time Warner Entertainment Co. LP 8.375% 7/15/33	Baa1	6,000	6,794
			38,539
Multiline Retail - 1.1%
Federated Department Stores, Inc. 6.79% 7/15/27	Baa1	1,800	1,858
Kmart Corp. 9.375% 2/1/06	Baa3	3,400	3,485
Kohls Corp. 6.3% 3/1/11	A3	5,000	5,045
Target Corp. 6.35% 1/15/11	A2	7,500	7,606
Wal-Mart Stores, Inc. 6.875% 8/10/09	Aa2	11,000	11,765
			29,759
TOTAL CONSUMER DISCRETIONARY			85,362
CONSUMER STAPLES - 0.9%
Food Products - 0.5%
ConAgra Foods, Inc.:
5.5% 10/15/02	Baa1	2,400	2,430
6.7% 8/1/27	Baa1	4,000	4,083
Nabisco, Inc. 6.85% 6/15/05	A2	5,000	5,216
			11,729
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - 0.4%
Clorox Co. 6.125% 2/1/11	A1	$ 5,000	$ 4,922
Fort James Corp. 6.625% 9/15/04	Baa3	5,791	5,831
			10,753
Tobacco - 0.0%
Philip Morris Companies, Inc. 7% 7/15/05	A2	1,015	1,065
TOTAL CONSUMER STAPLES			23,547
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Petroliam Nasional BHD (Petronas) yankee 7.125% 10/18/06 (c)	Baa1	5,000	5,194
Oil & Gas - 1.2%
Amerada Hess Corp. 6.65% 8/15/11	Baa1	6,500	6,576
Oryx Energy Co. 8.125% 10/15/05	Baa2	7,935	8,586
Petroleos Mexicanos 6.5% 2/1/05 (c)	Baa2	5,000	5,079
Phillips Petroleum Co. 8.75% 5/25/10	Baa2	2,345	2,738
Texas Eastern Transmission Corp. 7.3% 12/1/10	A2	3,000	3,209
The Coastal Corp. 9.625% 5/15/12	Baa2	4,285	5,068
			31,256
TOTAL ENERGY			36,450
FINANCIALS - 10.4%
Banks - 2.4%
Bank of America Corp. 7.8% 2/15/10	Aa3	8,000	8,783
BankBoston NA 7% 9/15/07	A2	5,143	5,467
Barclays Bank PLC yankee 8.55% 9/29/49 (b)(c)	Aa2	3,240	3,647
Barnett Banks, Inc. 10.875% 3/15/03	Aa3	1,020	1,115
Commonwealth Bank of Australia yankee 8.5% 6/1/10	Aa3	1,100	1,266
Edison Mission Energy Funding Corp. 6.77% 9/15/03 (c)	Caa2	2,364	2,151
First Tennessee National Corp. 6.75% 11/15/05	A3	1,540	1,602
First Union Corp. 7.55% 8/18/05	A1	5,000	5,387
Kansallis-Osake-Pankki yankee 10% 5/1/02	A1	3,110	3,226
Korea Development Bank 7.375% 9/17/04	Baa2	4,500	4,742
Mellon Financial Co. 6.7% 3/1/08	A2	5,000	5,254
Merita Bank Ltd. yankee 6.5% 1/15/06	A1	2,100	2,178
PNC Funding Corp. 7.5% 11/1/09	A3	7,000	7,594
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Banks - continued
Providian National Bank 6.75% 3/15/02	Baa3	$ 1,310	$ 1,323
Royal Bank of Scotland Group PLC:
7.648% 12/31/49 (e)	A2	3,935	3,971
9.118% 3/31/49	A1	3,000	3,457
Union Planters Corp. 6.75% 11/1/05	Baa2	1,500	1,539
			62,702
Diversified Financials - 6.7%
Ahmanson Capital Trust I 8.36% 12/1/26 (c)	A3	4,800	5,057
Amvescap PLC yankee 6.375% 5/15/03	A2	4,835	4,982
Aristar, Inc. 6% 5/15/02	A3	1,600	1,620
Athena Neurosciences Finance LLC 7.25% 2/21/08	Baa2	7,000	7,324
Burlington Resources Finance Co. 6.68% 2/15/11	A3	5,000	5,105
CIT Group, Inc. 7.375% 3/15/03	A2	450	470
Citigroup, Inc. 7.25% 10/1/10	Aa3	8,000	8,617
Countrywide Home Loans, Inc. 6.45% 2/27/03	A3	5,000	5,162
Diageo Capital PLC yankee 7.25% 11/1/09	A1	4,000	4,373
Ford Motor Credit Co. 7.75% 3/15/05	A2	8,000	8,569
Foster's Finance Corp. 6.875% 6/15/11 (c)	Baa1	5,000	5,148
General Electric Capital Corp. 7.375% 1/19/10	Aaa	7,000	7,808
General Motors Acceptance Corp. 5.85% 1/14/09	A2	10,000	9,634
H.J. Heinz Finance Co. 6.625% 7/15/11 (c)	A2	6,000	6,165
Household Finance Corp. 6.5% 1/24/06	A2	8,000	8,314
ING Capital Funding Trust III 8.439% 12/31/10	Aa3	3,500	3,868
J.P. Morgan Chase & Co. 6.75% 2/1/11	A1	5,000	5,176
Lehman Brothers Holdings 7% 5/15/03	A2	4,000	4,172
MMI Capital Trust I 7.625% 12/15/27	Ba1	5,000	4,932
Morgan Stanley Dean Witter & Co. 6.1% 4/15/06	Aa3	5,000	5,115
NiSource Finance Corp. 7.875% 11/15/10	Baa2	4,000	4,405
Pepsi Bottling Holdings, Inc. 5.625% 2/17/09	A1	7,000	6,927
Pitney Bowes Credit Corp. 5.75% 8/15/08	Aa3	6,000	5,966
Popular North America, Inc. 7.375% 9/14/01	A3	2,540	2,537
Reed Elsevier Capital, Inc. 6.125% 8/1/06	A3	1,665	1,699
Spear, Leeds & Kellogg LP/SLK Capital Corp. 8.25% 8/15/05 (c)	A1	7,100	7,709
Sprint Capital Corp.:
6.125% 11/15/08	Baa1	5,000	4,783
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Sprint Capital Corp.: - continued
7.125% 1/30/06	Baa1	$ 4,000	$ 4,172
State Street Corp. 7.65% 6/15/10	A1	5,000	5,535
Textron Financial Corp. 7.125% 12/9/04	A2	7,000	7,360
Trizec Finance Ltd. yankee 10.875% 10/15/05	Baa3	1,470	1,529
TXU Eastern Funding yankee 6.75% 5/15/09	Baa1	1,200	1,181
UBS Preferred Funding Trust 1 8.622% 12/29/49	Aa2	4,300	4,838
Unilever Capital Corp. 7.125% 11/1/10	A1	7,000	7,498
			177,750
Insurance - 0.8%
American General Corp. 7.5% 8/11/10	Aa2	5,000	5,459
Metropolitan Life Insurance Co. 6.3% 11/1/03 (c)	A1	8,560	8,815
The MONY Group, Inc. 7.45% 12/15/05	Baa1	5,000	5,236
			19,510
Real Estate - 0.5%
Arden Realty LP 8.875% 3/1/05	Baa3	2,180	2,329
AvalonBay Communities, Inc. 6.58% 2/15/04	Baa1	2,000	2,034
CenterPoint Properties Trust 6.75% 4/1/05	Baa2	4,600	4,659
EOP Operating LP 7% 7/15/11	Baa1	5,000	5,107
			14,129
TOTAL FINANCIALS			274,091
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
Lockheed Martin Corp. 8.2% 12/1/09	Baa3	5,000	5,595
Raytheon Co. 6.5% 7/15/05	Baa3	7,000	7,043
			12,638
Air Freight & Couriers - 0.2%
FedEx Corp. 6.875% 2/15/06	Baa2	6,000	6,203
Airlines - 0.4%
Continental Airlines, Inc. pass thru trust certificate 7.42% 10/1/08	Baa1	1,160	1,202
Delta Air Lines, Inc.:
pass thru trust certificate 7.57% 11/18/10	Aa2	1,220	1,336
7.9% 12/15/09	Baa3	7,000	6,923
			9,461
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Tyco International Group SA yankee 6.375% 6/15/05	Baa1	$ 7,255	$ 7,474
Road & Rail - 0.6%
Canadian National Railway Co. yankee 6.9% 7/15/28	Baa2	3,150	3,038
CSX Corp. 6.46% 6/22/05	Baa2	2,000	2,061
Hertz Corp. 7.625% 8/15/07	A3	4,605	4,859
Norfolk Southern Corp. 6.75% 2/15/11	Baa1	3,020	3,084
Wisconsin Central Transportation Corp. 6.625% 4/15/08	Baa2	3,150	3,209
			16,251
TOTAL INDUSTRIALS			52,027
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Corning, Inc. 6.85% 3/1/29	A2	2,330	1,967
Nortel Networks Corp. yankee 6.125% 2/15/06	Baa1	7,000	6,143
			8,110
Computers & Peripherals - 0.2%
Compaq Computer Corp. 7.45% 8/1/02	Baa2	4,900	5,015
TOTAL INFORMATION TECHNOLOGY			13,125
MATERIALS - 1.2%
Chemicals - 0.7%
Dow Chemical Co. 6.125% 2/1/11	A1	7,000	7,047
Praxair, Inc.:
6.5% 3/1/08	A3	2,255	2,307
6.75% 3/1/03	A3	4,000	4,137
Rohm & Haas Co. 7.4% 7/15/09	A3	6,000	6,423
			19,914
Metals & Mining - 0.3%
Alcoa, Inc. 6.5% 6/1/11	A1	7,000	7,223
Paper & Forest Products - 0.2%
Abitibi-Consolidated, Inc. yankee 8.55% 8/1/10	Baa3	5,370	5,822
TOTAL MATERIALS			32,959
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
AT&T Corp. 6.5% 3/15/29	A2	$ 6,000	$ 5,315
Cable & Wireless Optus Finance Property Ltd. 8% 6/22/10 (c)	Baa1	1,800	2,000
France Telecom SA 8.5% 3/1/31 (c)	A3	6,000	6,760
Koninklijke KPN NV 8% 10/1/10	Baa2	7,000	6,934
Telecomunicaciones de Puerto Rico, Inc. 6.65% 5/15/06	Baa1	1,990	2,010
Telefonos de Mexico SA de CV 8.25% 1/26/06 (c)	Baa1	5,000	5,213
Teleglobe Canada, Inc. yankee 7.7% 7/20/29	Baa1	5,000	4,866
TELUS Corp. yankee 8% 6/1/11	Baa2	6,000	6,395
			39,493
UTILITIES - 3.0%
Electric Utilities - 1.5%
Avon Energy Partners Holdings:
6.46% 3/4/08 (c)	Baa2	5,000	4,786
6.73% 12/11/02 (c)	Baa2	4,450	4,530
Exelon Generation Co. LLC 6.95% 6/15/11 (c)	Baa1	7,000	7,286
Israel Electric Corp. Ltd. 7.75% 3/1/09 (c)	A3	5,000	5,195
Massachusetts Electric Co. 6.78% 11/20/06	A1	2,000	2,115
Niagara Mohawk Power Corp. 7.75% 5/15/06	Baa2	5,000	5,352
PSI Energy, Inc. 6.65% 6/15/06 (c)	A3	3,750	3,821
Texas Utilities Electric Co. 6.75% 4/1/03	A3	1,575	1,623
Wisconsin Energy Corp. 6.5% 4/1/11	A2	5,000	5,133
			39,841
Gas Utilities - 0.9%
Consolidated Natural Gas Co. 6.85% 4/15/11	A2	1,700	1,766
Dynegy Holdings, Inc. 6.875% 4/1/11	Baa2	5,000	5,086
Enserch Corp. 6.25% 1/1/03	Baa2	6,375	6,447
Reliant Energy Resources Corp. 8.125% 7/15/05	Baa2	6,700	7,089
Sempra Energy 7.95% 3/1/10	A2	995	1,034
Southwest Gas Corp. 9.75% 6/15/02	Baa2	3,020	3,126
			24,548
Multi-Utilities - 0.6%
Citizens Utilities Co. 7.68% 10/1/34	Baa2	6,000	6,007
Nonconvertible Bonds - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Enron Corp. 6.4% 7/15/06	Baa1	$ 6,000	$ 6,072
Williams Companies, Inc. 7.125% 9/1/11	Baa2	3,560	3,620
			15,699
TOTAL UTILITIES			80,088
TOTAL NONCONVERTIBLE BONDS (Cost $616,985)			637,142
U.S. Government and Government Agency Obligations - 32.9%

U.S. Government Agency Obligations - 10.3%
Fannie Mae:
0% 4/8/03	Aaa	1,000	940
0% 10/8/04	Aaa	1,000	870
4.75% 3/15/04	Aaa	9,000	9,101
5.25% 6/15/06	Aaa	43,000	43,477
5.5% 2/15/06	Aaa	56,000	57,295
5.5% 5/2/06	AA-	8,900	9,029
6% 5/15/11	Aaa	5,000	5,134
6.25% 2/1/11	Aa2	9,090	9,333
7.25% 5/15/30	Aaa	30,355	34,735
Federal Agricultural Mortgage Corp. 6.92% 8/10/02	Aaa	1,040	1,068
Freddie Mac:
5% 5/24/04	Aaa	10,750	10,815
5.5% 2/12/04	Aaa	19,450	19,611
5.875% 3/21/11	Aa2	14,275	14,262
6.75% 3/15/31	Aaa	7,425	7,999
7% 3/15/10	Aaa	12,395	13,600
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Class 1-B, 8.5% 4/1/06	Aaa	2,064	2,248
Government Trust Certificates (assets of Trust guaranteed by U.S. Government through Defense Security Assistance Agency):
Class 1-C, 9.25% 11/15/01	Aaa	90	90
Class 2-E, 9.4% 5/15/02	Aaa	113	115
Class 3-T, 9.625% 5/15/02	Aaa	123	126
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	Aaa	$ 611	$ 618
Series 1993-D, 5.23% 5/15/05	Aaa	300	304
Series 1995-A, 6.28% 6/15/04	Aaa	4,786	4,911
Series 1995-B, 6.13% 6/15/04	Aaa	6,000	6,144
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1997-A, 6.104% 7/15/03	Aaa	1,667	1,708
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1994-195, 6.08% 8/15/04	Aaa	867	887
Series 1998-196A, 5.926% 6/15/05 (callable)	-	1,770	1,826
Private Export Funding Corp. secured:
5.31% 11/15/03 (c)	Aaa	1,995	2,042
5.48% 9/15/03	Aaa	813	821
5.65% 3/15/03	Aaa	637	645
5.8% 2/1/04	Aaa	950	972
6.86% 4/30/04	Aaa	410	423
U.S. Department of Housing and Urban Development government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	-	7,500	7,709
5.96% 8/1/09	-	3,600	3,646
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			272,504
U.S. Treasury Obligations - 22.6%
U.S. Treasury Bonds:
5.25% 11/15/28	Aaa	5,000	4,834
5.25% 2/15/29	Aaa	11,900	11,508
6.125% 8/15/29	Aaa	22,375	24,455
6.625% 2/15/27	Aaa	9,500	10,962
6.875% 8/15/25	Aaa	13,300	15,729
8% 11/15/21	Aaa	4,610	6,028
8.125% 5/15/21	Aaa	1,000	1,319
8.875% 8/15/17	Aaa	21,500	29,495
10.375% 11/15/09	Aaa	105,200	124,070
11.25% 2/15/15	Aaa	52,000	82,046
U.S. Government and Government Agency Obligations - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
12% 8/15/13	Aaa	$ 100,300	$ 142,071
12.75% 11/15/10 (callable)	Aaa	18,500	24,325
14% 11/15/11	Aaa	11,935	17,101
U.S. Treasury Notes:
3.625% 8/31/03 (d)	Aaa	10,300	10,302
5% 2/15/11	Aaa	5,000	5,027
5.75% 11/15/05 (d)	Aaa	77,060	81,130
6.125% 8/15/07	Aaa	5,305	5,719
TOTAL U.S. TREASURY OBLIGATIONS			596,121
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $849,626)			868,625
U.S. Government Agency - Mortgage Securities - 34.5%

Fannie Mae - 15.4%
5.5% 1/1/09 to 4/1/11	Aaa	5,212	5,223
6% 8/1/13 to 12/1/24	Aaa	20,934	21,091
6.5% 7/1/23 to 8/1/31	Aaa	122,779	123,487
6.5% 9/1/31 (d)	Aaa	69,000	69,280
7% 3/1/15 to 7/1/31	Aaa	55,139	56,500
7% 9/1/31 (d)	Aaa	17,900	18,297
7.5% 11/1/07 to 7/1/31	Aaa	85,978	88,663
8% 11/1/08 to 6/1/30	Aaa	18,125	18,953
8.5% 6/1/17 to 8/1/23	Aaa	2,656	2,827
9.5% 12/1/09 to 9/1/21	Aaa	1,329	1,431
10.75% 9/1/10 to 5/1/14	Aaa	123	137
11.25% 5/1/14	Aaa	13	14
11.5% 8/1/14	Aaa	52	58
12.5% 1/1/15	Aaa	8	8
13.5% 11/1/14	Aaa	12	14
14% 3/1/12 to 9/1/13	Aaa	100	115
TOTAL FANNIE MAE			406,098
Freddie Mac - 8.8%
6% 4/1/28 to 11/1/30	Aaa	33,400	32,987
6.5% 8/1/31	Aaa	47,496	47,733
7% 9/1/29 to 6/1/31	Aaa	4,657	4,769
U.S. Government Agency - Mortgage Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - continued
7% 9/1/31 (d)	Aaa	$ 80,630	$ 82,469
7.5% 9/1/15 to 1/1/31	Aaa	30,309	31,276
8% 7/1/16 to 12/1/30	Aaa	26,393	27,444
8.5% 9/1/19 to 1/1/28	Aaa	1,999	2,132
9% 11/1/01 to 10/1/16	Aaa	144	153
9.5% 10/1/08 to 8/1/30	Aaa	2,851	3,015
10% 6/1/20	Aaa	20	22
10.5% 5/1/09 to 12/1/15	Aaa	90	99
11% 5/1/15 to 9/1/20	Aaa	1,076	1,214
11.5% 8/1/13 to 10/1/15	Aaa	50	56
11.75% 9/1/13	Aaa	27	31
12% 2/1/13 to 7/1/15	Aaa	29	33
12.75% 8/1/12 to 10/1/13	Aaa	36	41
13.5% 12/1/14	Aaa	148	173
TOTAL FREDDIE MAC			233,647
Government National Mortgage Association - 10.3%
6% 12/15/08 to 4/15/09	Aaa	1,074	1,095
6.5% 6/15/23 to 8/20/31	Aaa	124,738	125,894
7% 12/15/22 to 11/15/30	Aaa	57,185	58,664
7.5% 2/15/17 to 3/15/31	Aaa	57,428	59,614
8% 7/15/18 to 5/15/29	Aaa	17,677	18,626
8.5% 9/15/30 to 12/15/30	Aaa	6,717	7,059
9.5% 3/15/23	Aaa	66	72
10.5% 5/20/16 to 1/20/18	Aaa	1,083	1,218
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION			272,242
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $894,455)			911,987
Asset-Backed Securities - 2.2%

Americredit Automobile Receivables Trust 5.37% 6/12/08	Aaa	5,000	5,073
ANRC Auto Owner Trust 7.06% 5/17/04	Aaa	5,000	5,146
BankAmerica Manufacturing Housing Contract Trust V 6.2% 4/10/09	Aaa	2,390	2,418
Capital One Master Trust:
5.43% 1/15/07	Aaa	5,000	5,119
5.45% 3/16/09	Aaa	7,000	7,088
7.2% 8/15/08	Aaa	5,000	5,384
Asset-Backed Securities - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
CIT Marine Trust 5.8% 4/15/10	Aaa	$ 4,400	$ 4,493
Ford Credit Auto Owner Trust 5.71% 9/15/05	A2	1,910	1,948
Key Auto Finance Trust 6.65% 10/15/03	Baa3	42	42
Navistar Financial Owner Trust 7.34% 1/15/07	Aaa	6,000	6,340
Onyx Acceptance Owner Trust 6.85% 8/15/07	Aaa	5,000	5,247
Option One Mortgage Securities Corp. 9.66% 8/25/08 (c)	Ba1	1,935	1,934
Sears Credit Account Master Trust II 6.2% 7/16/07	Aaa	4,792	4,893
Toyota Auto Receivables Owner Trust 6.76% 8/15/04	Aaa	3,500	3,616
TOTAL ASSET-BACKED SECURITIES (Cost $56,958)			58,741
Commercial Mortgage Securities - 0.7%

Allied Capital Commercial Mortgage Trust sequential pay Series 1998-1 Class A, 6.31% 9/25/03 (c)	Aaa	260	261
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/1/09 (c)	Aaa	6,061	6,190
Heller Financial Commercial Mortgage Asset Corp. sequential pay Series 2000-PH1 Class A1, 7.715% 1/17/34	Aaa	4,650	5,006
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class C1, 6.762% 11/15/04 (c)	A2	8,000	8,308
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,092)			19,765
Foreign Government and Government Agency Obligations (f) - 1.6%

Malaysian Government yankee 8.75% 6/1/09	Baa2	6,000	6,698
Newfoundland Province yankee 11.625% 10/15/07	Aa1	4,000	5,232
Ontario Province:
5.5% 10/1/08	Aa3	8,000	8,020
7% 8/4/05	Aa3	5,000	5,366
Foreign Government and Government Agency Obligations (f) - continued
Moody's Ratings (unaudited) (a)		Principal Amount (000s)	Value (Note 1) (000s)
Quebec Province 6.125% 1/22/11	A1	$ 10,000	$ 10,139
United Mexican States 9.875% 2/1/10	Baa3	6,800	7,523
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $42,020)			42,978
Supranational Obligations - 0.4%

Inter-American Development Bank 7.375% 1/15/10 (Cost $11,067)	Aaa	10,000	11,243
Fixed-Income Funds - 9.5%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $250,000)	25,000,000	250,000
Cash Equivalents - 2.7%
	Maturity Amount (000s)
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 3.68%, dated 8/31/01 due 9/4/01 (Cost $70,500)	$ 70,529	70,500
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $2,810,703)		2,870,981
NET OTHER ASSETS - (8.6)%		(228,028)
NET ASSETS - 100%		$ 2,642,953
Legend
(a) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $107,291,000 or 4.1% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed have been assigned by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.

(g) A complete listing of the fund's holdings as of its most recent fiscal year end will be available upon request.
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	81.4%	AAA, AA, A	73.9%
Baa	11.0%	BBB	10.7%
Ba	0.6%	BB	0.9%
B	0.0%	B	0.0%
Caa	0.1%	CCC	0.0%
Ca, C	0.0%	CC, C	0.0%
		D	0.0%
The percentage not rated by Moody's or S&P amounted to 0.6%. The percentages are based on the combined long-term debt holdings of the fund and its pro-rata share of the fixed-income central fund.

Purchases and sales of securities, other than short-term securities, aggregated $2,228,008,000 and $1,802,133,000, respectively, of which long-term U.S. government and government agency obligations aggregated $1,863,228,000 and $1,583,301,000, respectively.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $5,940,000. The weighted average interest rate was 5.13%. At period end there were no bank borrowings outstanding.

Income Tax Information

At August 31, 2001, the aggregate cost of investment securities for income tax purposes was $2,815,814,000. Net unrealized appreciation aggregated $55,167,000, of which $60,429,000 related to appreciated investment securities and $5,262,000 related to depreciated investment securities.

At February 28, 2001, the fund had a capital loss carryforward of approximately $32,870,000 of which $22,625,000 and $10,245,000 will expire on February 29, 2008 and February 28, 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

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Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $70,500) (cost $2,810,703) - See accompanying schedule		$ 2,870,981
Cash		5
Receivable for investments sold		7,445
Receivable for fund shares sold		9,713
Interest receivable		27,106
Receivable from investment adviser for expense reductions		57
Total assets		2,915,307
Liabilities
Payable for investments purchased Regular delivery	$ 11,653
Delayed delivery	257,518
Payable for fund shares redeemed	2,309
Distributions payable	329
Other payables and accrued expenses	545
Total liabilities		272,354
Net Assets		$ 2,642,953
Net Assets consist of:
Paid in capital		$ 2,607,302
Undistributed net investment income		1,197
Accumulated undistributed net realized gain (loss) on investments		(25,824)
Net unrealized appreciation (depreciation) on investments		60,278
Net Assets, for 243,201 shares outstanding		$ 2,642,953
Net Asset Value, offering price and redemption price per share ($2,642,953 ÷ 243,201 shares)		$10.87

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)
Investment Income Interest		$ 74,870
Security lending		10
Total income		74,880
Expenses
Management fee	$ 3,882
Transfer agent fees	1,650
Accounting and security lending fees	263
Non-interested trustees' compensation	4
Custodian fees and expenses	85
Registration fees	150
Audit	27
Legal	4
Interest	1
Reports to shareholders	347
Total expenses before reductions	6,413
Expense reductions	(2,746)	3,667
Net investment income		71,213
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,358
Change in net unrealized appreciation (depreciation) on investment securities		17,121
Net gain (loss)		34,479
Net increase (decrease) in net assets resulting from operations		$ 105,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 71,213	$ 117,013
Net realized gain (loss)	17,358	2,765
Change in net unrealized appreciation (depreciation)	17,121	91,569
Net increase (decrease) in net assets resulting from operations	105,692	211,347
Distributions to shareholders from net investment income	(70,544)	(118,971)
Share transactions Net proceeds from sales of shares	889,727	1,234,671
Reinvestment of distributions	68,307	114,206
Cost of shares redeemed	(492,564)	(836,440)
Net increase (decrease) in net assets resulting from share transactions	465,470	512,437
Total increase (decrease) in net assets	500,618	604,813
Net Assets
Beginning of period	2,142,335	1,537,522
End of period (including undistributed net investment income of $1,197 and $528, respectively)	$ 2,642,953	$ 2,142,335
Other Information Shares
Sold	83,067	118,383
Issued in reinvestment of distributions	6,378	11,000
Redeemed	(46,073)	(80,721)
Net increase (decrease)	43,372	48,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
	(Unaudited)	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 10.720	$ 10.170	$ 10.800	$ 10.800	$ 10.480	$ 10.710
Income from Investment Operations Net investment income D	.317 G	.708	.678	.690	.738	.739
Net realized and unrealized gain (loss)	.148 G	.561	(.573)	(.003)	.316	(.235)
Total from investment operations	.465	1.269	.105	.687	1.054	.504
Less Distributions
From net investment income	(.315)	(.719)	(.675)	(.687)	(.734)	(.734)
From net realized gain	-	-	(.054)	-	-	-
In excess of net realized gain	-	-	(.006)	-	-	-
Total distributions	(.315)	(.719)	(.735)	(.687)	(.734)	(.734)
Net asset value, end of period	$ 10.870	$ 10.720	$ 10.170	$ 10.800	$ 10.800	$ 10.480
Total Return B, C	4.41%	12.95%	1.03%	6.48%	10.41%	4.93%
Ratios to Average Net Assets
Expenses before expense reductions	.53% A	.50%	.50%	.57%	.62%	.60%
Expenses net of voluntary waivers, if any	.32% A	.32%	.32%	.32%	.32%	.32%
Expenses net of all reductions	.30% A, E	.31% E	.31% E	.31% E	.31% E	.31% E
Net investment income	5.87% A, G	6.84%	6.53%	6.35%	6.98%	7.05%
Supplemental Data
Net assets, end of period (in millions)	$ 2,643	$ 2,142	$ 1,538	$ 1,295	$ 815	$ 568
Portfolio turnover rate	154% A	144%	133%	184%	97%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F For the year ended February 29.

G Effective March 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to decrease net investment income per share by $.036 and increase net realized and unrealized gain (loss) per share by $.036. Without this change the Ratio of net investment income to average net assets would have been 6.53%. Per share, ratios and supplemental data for prior periods have not been restated to reflect this change in presentation.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended August 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity U.S. Bond Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective March 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $9,959,000 decrease to the cost of securities held and a corresponding decrease to accumulated net undistributed realized gain (loss), based on securities held by the fund on March 1, 2001.

The effect of this change during the period, was to decrease net investment income by $8,024,000; increase net unrealized appreciation/depreciation by $5,110,000; and increase net realized gain (loss) by $2,914,000. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statements of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .32% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc.(FIMM), an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Fidelity Ultra-Short Central Fund. During the period the fund invested in the Fidelity Ultra-Short Central Fund, an open-end short term bond fund available only to investment companies and other accounts managed by FMR and its affiliates. The Ultra-Short Central Fund seeks to obtain a high level of current income consistent with the preservation of capital. The Ultra-Short Central Fund is managed by FIMM and does not pay a management fee. Income from the Ultra-Short Central Fund is recorded as interest income in the accompanying financial statements.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At the end of the period there were no security loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .32% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $2,594,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $13,000 and $139,000, respectively.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant
Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

UBI-SANN-1001 145848
1.536707.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Equity Index

Fund

Annual Report

August 31, 2001

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor Fidelity Distributions Corporation is a bank.

If additional copies of financial reports, prospectuses or historical account information are needed, or for more information on any Fidelity fund including charges and expenses, please call the appropriate number listed below or the number provided to your institutional or employer-sponsored retirement plan. Read the prospectus carefully before you invest or send money.
Retirement Plan Level Accounts
Corporate Clients (800) 962-1375
"Not For Profit" Clients (800) 343-0860
Financial and Other Institutions
Nationwide (800) 843-3001
Other Investors (800) 544-8888

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Bleak economic news during the summer led to nearly across-the-board weakness in stock prices, which pulled several major equity indexes near or below their April 2001 lows. Through August 31, nearly every major sector of the market - from technology to financial services - had a negative year-to-date return. Fixed-income investments provided a cushion from the equity fallout, with most bond categories returning 6% to 9% so far this year.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $100,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended August 31, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® US Equity Index	-8.06%	-24.48%	85.22%	246.09%
S&P 500 ®	-7.97%	-24.39%	86.97%	253.62%
S&P 500 Index Objective Funds	-8.26%	-24.73%	82.69%	240.72%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM  Index - a market capitalization-weighted index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500® index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 172 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. Lipper has created additional comparison categories that group funds according to portfolio characteristics and capitalization, as well as by capitalization only. These averages are listed on page 5 of this report.(dagger)

Average Annual Total Returns

Periods ended August 31, 2001	Past 1 year	Past 5 years	Past 10 years
Spartan US Equity Index	-24.48%	13.12%	13.22%
S&P 500	-24.39%	13.33%	13.46%
S&P 500 Index Objective Funds	-24.73%	12.81%	13.04%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

Semiannual Report

$100,000 Over 10 Years

$100,000 Over 10 Years: Let's say hypothetically that $100,000 was invested in Spartan US Equity Index Fund on August 31, 1991. As the chart shows, by August 31, 2001, the value of the investment would have grown to $346,094 - a 246.09% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $100,000 would have grown to $353,624 - a 253.62% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

(dagger) The Lipper SM  S&P 500 funds average reflects the performance (excluding sales charges) of mutual funds with similar portfolio characteristics and capitalization. As of August 31, 2001, six month, one year, five year, and 10 year cumulative total returns for the S&P 500 funds average were, -8.26%, -24.73%, 82.69% and 240.72%. The one year, five year and 10 year average annual total returns were, -24.73%, 12.81% and 13.04%, respectively.

Semiannual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with James Creighton, who oversees the Spartan U.S. Equity Index Fund's investment management personnel as Managing Director for Deutsche Asset Management, Inc. (formerly Bankers Trust), sub-adviser of the fund.

Q. How did the fund perform, Jim?

A. For the six months that ended August 31, 2001, the fund returned -8.06%. This was in line with the performance of the Standard & Poor's 500 Index, which returned -7.97%, and the S&P 500 index objective funds average tracked by Lipper Inc., which returned -8.26% during the same period. For the 12 months ending August 31, 2001, the fund returned -24.48%, while the S&P 500 index and Lipper average posted returns of -24.39% and -24.73%, respectively.

Q. Can you describe the economic landscape that investors faced during the past six months?

A. The past six months saw the U.S. economy continue to sputter along. A seemingly endless stream of corporate downsizing, sluggish demand abroad, slower capital spending and lowered earnings estimates from most of corporate America kept rolling across the various newswires. The Federal Reserve Board, in a bid to put a halt to this downward trend, stepped in and lowered interest rates on five occasions during the period. Despite this help, however, the macroeconomic situation remained tenuous enough that it appeared at times as though the U.S. economy was teetering on the brink of a recession. The most likely reason that a recession was avoided during the period was the surprising strength and resilience of consumer spending. Despite their falling stock portfolios, consumers kept their wallets open, spurred on in part by the continued rise in the value of their homes. However, as the period progressed, layoffs began to spread beyond the struggling dot-com and technology companies to old economy companies. As a result, consumers felt their financial security was threatened. They began to tighten their purse strings and their confidence began to drift downward, which caused the economy to slow even more.

Q. Why didn't the Federal Reserve's rate cuts or the government's tax rebates have a significantly positive impact during the period?

A. I believe that they did and, more importantly, they continue to do so; it's just that these economic stimuli have yet to reach the end of the economic pipeline. It typically takes anywhere from six to nine months for interest-rate cuts to begin to effectively penetrate the entirety of the economy. With that in mind, their impact is just beginning to be felt across the economic spectrum. In the long run, these rate cuts should have a positive effect on most companies' bottom lines through lower borrowing costs. This in turn should make them more likely to make capital expenditures and hire more employees, which should then feed the cycle for future growth. As for the impact of the government's tax rebate during the period, these taxpayer rebates simply made their way into consumers' hands too late in the period to make a noticeable difference. However, these rebates still represent a massive influx of money back into the economic system, which could help grease the wheels of an economy that sorely needs it at this time.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Were there any specific bright spots within the index?

A. There really weren't many specific sectors that distinguished themselves during the period, because most areas of the economy encountered some sort of difficulty. Still, areas of the market that did manage to outperform the overall index included the consumer discretionary, consumer staples and financial sectors. Some specific standout companies included do-it-yourself home improvement retailers Home Depot and its chief rival, Lowe's. These two posted solid, upbeat earnings during the period on strong sales and solid demand in the housing market. Investors also rewarded Procter & Gamble for its desirable stable of products amidst the market pessimism. Financial heavyweight Bank of America also performed well on the strength of its commercial and consumer lending services. Finally, Johnson & Johnson established itself as a pocket of resistance to the overall market decline. The company was buoyed by reports of successful tests of its new drug-coated stent, which helps to keep arteries from re-clogging after being cleared during surgery.

Q. What were the major disappointments?

A. General Electric, the largest position in the index, was one of the largest detractors from its performance. European regulators, on the basis of competitive concerns, denied GE's proposed purchase of Honeywell and, as a result, the deal was scrapped. In addition, the impending retirement of well-respected CEO, Jack Welch, began to weigh heavily on investors' minds. A couple of large players in the pharmaceutical sector also were a drag on the index. Merck declined in late June when it delivered an unexpected profit warning to investors. This announcement acted as a catalyst for the downturn in the rest of the pharmaceutical sector, including Pfizer, the world's largest drug maker. Declining advertising revenue punished AOL Time Warner's near-term prospects, as well as its share price. And finally, in a continuing theme from recent periods, technology and telecommunications companies continued to head up the list of the index's biggest detractors. Companies such as data storage behemoth EMC and such other top-tier technology companies as Cisco, Oracle, Nortel Networks, Sun Microsystems and Qwest continued to be hampered by slowing sales forecasts.

Q. What's your outlook?

A. With the events that took place in New York City, Pennsylvania and at the Pentagon shortly after the close of the period, it would be very difficult and imprudent at this time to try to predict the market's short-term reaction, as well as its longer-term impact on the U.S. and global economy. What can be stated, however, is that the strength and integrity of the financial systems in the U.S. and abroad remain intact. Investors should feel confident that the financial markets will continue to operate in an orderly, efficient and liquid manner, even under the harshest of circumstances, and that your best course of action is maintaining a disciplined, long-term investment plan.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: total return that corresponds to that of the Standard & Poor's 500 Index

Start date: February 17, 1988

Size: as of August 31, 2001, more than $15.9 billion

Sub-adviser: Deutsche Asset Management, Inc. (formerly Bankers Trust), since 1997

James Creighton on changes to the S&P 500:

"The S&P 500 is an index of 500 stocks chosen to be a representation of the broader market. Periodically, companies will be added or deleted from the index. Usually, this is based on such events as acquisitions, spin-offs or shifts in asset size."

Here are some of the changes to the index during the past six months involving some well-known companies:

  March 30, 2001: Fiserv replaced Old Kent Financial after S&P 500 component Fifth Third Bancorp acquired Old Kent Financial.
  April 2, 2001: Briggs & Stratton was replaced by Mirant. Mirant was spun off by S&P 500 component Southern Company.
  May 11, 2001: Pepsi Bottling Group was added to the index. It replaced Adaptec, which was removed from the index after spinning off its subsidiary, Roxio.
  June 27, 2001: John Hancock Financial replaced Harcourt General. Harcourt General was acquired by Reed-Elsevier.
  July 6, 2001: S&P 500 component Potlatch was removed from the index and replaced by AT&T Wireless Group. AT&T spun off AT&T Wireless.
  August 2, 2001: Quaker Oats was removed from the index and replaced by PMC-Sierra. Quaker Oats was purchased by S&P 500 component PepsiCo.

Semiannual Report

Investment Changes

Top Ten Stocks as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	3.9	4.1
Microsoft Corp.	3.0	2.8
Exxon Mobil Corp.	2.7	2.5
Pfizer, Inc.	2.3	2.5
Citigroup, Inc.	2.2	2.2
Wal-Mart Stores, Inc.	2.1	2.0
American International Group, Inc.	2.0	1.7
Intel Corp.	1.8	1.7
International Business Machines Corp.	1.7	1.6
AOL Time Warner, Inc.	1.6	1.7
	23.3
Market Sectors as of August 31, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.7	16.9
Information Technology	16.2	18.5
Health Care	13.9	13.9
Consumer Discretionary	12.7	12.4
Industrials	11.2	10.9
Consumer Staples	8.4	8.0
Energy	6.7	6.5
Telecommunication Services	5.8	6.0
Utilities	3.7	3.9
Materials	2.7	2.4

Semiannual Report

Investments August 31, 2001

(Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
Cooper Tire & Rubber Co.	108,956	$ 1,816
Dana Corp.	222,204	4,355
Delphi Automotive Systems Corp.	850,302	12,746
Goodyear Tire & Rubber Co.	247,552	6,065
Johnson Controls, Inc.	131,514	9,633
Snap-On, Inc.	91,745	2,336
TRW, Inc.	187,179	6,589
Visteon Corp.	196,677	3,363
		46,903
Automobiles - 0.8%
Ford Motor Co.	2,806,680	55,769
General Motors Corp.	841,114	46,051
Harley-Davidson, Inc.	459,384	22,321
		124,141
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp.	903,765	28,270
Darden Restaurants, Inc.	182,827	5,233
Harrah's Entertainment, Inc. (a)	178,170	5,092
Hilton Hotels Corp.	561,537	7,137
International Game Technology (a)	87,025	4,658
Marriott International, Inc. Class A	373,457	16,376
McDonald's Corp.	2,005,219	60,217
Starbucks Corp. (a)	578,086	9,752
Starwood Hotels & Resorts Worldwide, Inc. unit	303,673	10,279
Tricon Global Restaurants, Inc. (a)	223,223	9,514
Wendy's International, Inc.	172,912	4,909
		161,437
Household Durables - 0.4%
American Greetings Corp. Class A	100,056	1,323
Black & Decker Corp.	123,748	4,867
Centex Corp.	90,147	3,948
Fortune Brands, Inc.	237,703	9,092
KB HOME	66,788	2,162
Leggett & Platt, Inc.	298,546	7,022
Maytag Corp.	117,331	3,606
Newell Rubbermaid, Inc.	409,153	9,370
Pulte Homes, Inc.	84,972	3,216
The Stanley Works	134,125	5,618
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Corp.	89,703	$ 2,120
Whirlpool Corp.	101,261	6,685
		59,029
Leisure Equipment & Products - 0.2%
Brunswick Corp.	131,850	2,873
Eastman Kodak Co.	464,591	20,753
Hasbro, Inc.	260,149	4,511
Mattel, Inc.	643,536	11,577
		39,714
Media - 4.3%
AOL Time Warner, Inc. (a)	6,783,578	253,367
Clear Channel Communications, Inc. (a)	909,157	45,703
Comcast Corp. Class A (special) (a)	1,461,248	53,526
Dow Jones & Co., Inc.	132,436	7,268
Gannett Co., Inc.	406,139	25,043
Interpublic Group of Companies, Inc.	575,590	15,587
Knight-Ridder, Inc.	111,195	6,738
McGraw-Hill Companies, Inc.	297,690	17,638
Meredith Corp.	88,183	2,870
Omnicom Group, Inc.	284,255	22,112
The New York Times Co. Class A	245,952	10,514
TMP Worldwide, Inc. (a)	163,595	7,337
Tribune Co.	470,113	18,532
Univision Communications, Inc. Class A (a)	330,000	9,844
Viacom, Inc. Class B (non-vtg.) (a)	2,737,648	116,076
Walt Disney Co.	3,224,697	82,004
		694,159
Multiline Retail - 3.3%
Big Lots, Inc. (a)	172,251	1,826
Costco Wholesale Corp. (a)	690,390	25,827
Dillard's, Inc. Class A	138,986	2,488
Dollar General Corp.	503,304	8,682
Family Dollar Stores, Inc.	261,743	7,852
Federated Department Stores, Inc. (a)	305,964	11,110
JCPenney Co., Inc.	401,746	9,642
Kmart Corp. (a)	747,931	7,509
Kohls Corp. (a)	511,057	28,364
Nordstrom, Inc.	204,767	4,106
Sears, Roebuck & Co.	506,590	21,657
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	1,380,995	$ 47,851
The May Department Stores Co.	457,560	15,397
Wal-Mart Stores, Inc.	6,875,558	330,371
		522,682
Specialty Retail - 2.2%
AutoZone, Inc. (a)	194,158	8,970
Bed Bath & Beyond, Inc. (a)	440,545	12,710
Best Buy Co., Inc. (a)	320,205	18,886
Circuit City Stores, Inc. - Circuit City Group	314,666	5,255
Gap, Inc.	1,318,955	25,917
Home Depot, Inc.	3,585,071	164,734
Lowe's Companies, Inc.	1,177,146	43,790
Office Depot, Inc. (a)	459,041	6,381
RadioShack Corp.	281,937	6,597
Sherwin-Williams Co.	245,257	5,555
Staples, Inc. (a)	695,351	10,465
The Limited, Inc.	652,881	9,206
Tiffany & Co., Inc.	221,723	6,907
TJX Companies, Inc.	429,835	15,087
Toys 'R' Us, Inc. (a)	311,019	7,443
		347,903
Textiles & Apparel - 0.2%
Liz Claiborne, Inc.	80,795	4,238
NIKE, Inc. Class B	410,204	20,510
Reebok International Ltd. (a)	85,999	2,313
VF Corp.	174,346	6,027
		33,088
TOTAL CONSUMER DISCRETIONARY		2,029,056
CONSUMER STAPLES - 8.4%
Beverages - 2.5%
Adolph Coors Co. Class B	56,896	2,634
Anheuser-Busch Companies, Inc.	1,379,438	59,371
Brown-Forman Corp. Class B (non-vtg.)	104,847	6,763
Coca-Cola Enterprises, Inc.	678,656	10,295
Pepsi Bottling Group, Inc.	219,212	9,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	2,717,019	$ 127,700
The Coca-Cola Co.	3,828,118	186,315
		402,756
Food & Drug Retailing - 1.3%
Albertson's, Inc.	640,474	22,410
CVS Corp.	601,823	21,732
Kroger Co. (a)	1,243,658	33,106
Safeway, Inc. (a)	760,363	34,300
SUPERVALU, Inc.	201,564	4,229
Sysco Corp.	1,031,119	28,892
Walgreen Co.	1,560,917	53,617
Winn-Dixie Stores, Inc.	218,290	4,901
		203,187
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,013,859	13,616
Campbell Soup Co.	639,496	18,027
ConAgra Foods, Inc.	821,687	18,858
General Mills, Inc.	435,576	19,313
H.J. Heinz Co.	534,144	24,133
Hershey Foods Corp.	208,789	13,463
Kellogg Co.	621,276	19,875
Ralston Purina Co.	473,647	15,479
Sara Lee Corp.	1,257,008	27,654
Unilever NV (NY Shares)	877,594	53,612
Wm. Wrigley Jr. Co.	345,572	17,327
		241,357
Household Products - 1.6%
Clorox Co.	362,501	13,503
Colgate-Palmolive Co.	876,011	47,436
Kimberly-Clark Corp.	817,326	50,715
Procter & Gamble Co.	1,993,980	147,854
		259,508
Personal Products - 0.4%
Alberto-Culver Co. Class B	85,851	3,698
Avon Products, Inc.	364,746	16,826
Gillette Co.	1,612,585	49,426
		69,950
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.1%
Philip Morris Companies, Inc.	3,377,582	$ 160,097
UST, Inc.	244,588	8,071
		168,168
TOTAL CONSUMER STAPLES		1,344,926
ENERGY - 6.7%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	510,052	16,801
Halliburton Co.	675,616	18,823
Nabors Industries, Inc. (a)	223,757	5,487
Noble Drilling Corp. (a)	205,100	5,579
Rowan Companies, Inc. (a)	142,584	2,217
Schlumberger Ltd. (NY Shares)	877,579	43,001
Transocean Sedco Forex, Inc.	483,615	13,976
		105,884
Oil & Gas - 6.0%
Amerada Hess Corp.	137,096	10,654
Anadarko Petroleum Corp.	378,648	19,595
Apache Corp.	185,363	8,699
Ashland, Inc.	109,744	4,653
Burlington Resources, Inc.	329,199	12,510
Chevron Corp.	978,603	88,808
Conoco, Inc.:
Class A	9,161	272
Class B	947,389	28,062
Devon Energy Corp.	191,973	8,883
EOG Resources, Inc.	181,079	5,726
Exxon Mobil Corp.	10,602,988	425,710
Kerr-McGee Corp.	147,246	8,601
Occidental Petroleum Corp.	566,825	15,599
Phillips Petroleum Co.	344,096	19,786
Royal Dutch Petroleum Co. (NY Shares)	3,291,021	186,371
Sunoco, Inc.	136,606	5,168
Texaco, Inc.	885,539	61,678
Tosco Corp.	316,280	14,675
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Unocal Corp.	372,819	$ 13,161
USX - Marathon Group	483,663	15,240
		953,851
TOTAL ENERGY		1,059,735
FINANCIALS - 17.7%
Banks - 6.1%
AmSouth Bancorp.	570,731	10,855
Bank of America Corp.	2,463,237	151,489
Bank of New York Co., Inc.	1,130,293	44,873
Bank One Corp.	1,788,744	62,052
BB&T Corp.	670,358	24,656
Charter One Financial, Inc.	315,893	9,224
Comerica, Inc.	272,279	16,269
Fifth Third Bancorp	883,018	51,480
First Union Corp.	1,505,439	51,817
FleetBoston Financial Corp.	1,662,138	61,217
Golden West Financial Corp., Delaware	243,169	14,072
Huntington Bancshares, Inc.	381,023	6,927
KeyCorp	647,686	16,257
Mellon Financial Corp.	743,587	26,211
National City Corp.	927,343	28,627
Northern Trust Corp.	340,215	19,290
PNC Financial Services Group, Inc.	442,450	29,463
Regions Financial Corp.	366,752	10,783
SouthTrust Corp.	517,394	12,604
SunTrust Banks, Inc.	450,984	30,802
Synovus Financial Corp.	442,016	13,614
U.S. Bancorp, Delaware	2,942,270	71,321
Union Planters Corp.	210,759	9,379
Wachovia Corp.	321,517	22,394
Washington Mutual, Inc.	1,346,989	50,431
Wells Fargo & Co.	2,636,723	121,316
Zions Bancorp	139,800	8,005
		975,428
Diversified Financials - 7.4%
AMBAC Financial Group, Inc.	159,434	9,438
American Express Co.	2,022,288	73,652
Bear Stearns Companies, Inc.	162,603	8,486
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financials - continued
Capital One Financial Corp.	312,715	$ 17,390
Charles Schwab Corp.	2,126,274	26,493
Citigroup, Inc.	7,731,697	353,725
Countrywide Credit Industries, Inc.	178,607	7,412
Fannie Mae	1,553,414	118,386
Franklin Resources, Inc.	405,055	16,619
Freddie Mac	1,058,174	66,538
Household International, Inc.	717,900	42,428
J.P. Morgan Chase & Co.	3,069,486	120,938
Lehman Brothers Holdings, Inc.	381,266	25,030
MBNA Corp.	1,298,450	45,134
Merrill Lynch & Co., Inc.	1,289,538	66,540
Moody's Corp.	249,974	8,597
Morgan Stanley Dean Witter & Co.	1,710,233	91,241
Providian Financial Corp.	438,160	17,115
State Street Corp.	497,694	24,168
Stilwell Financial, Inc.	338,495	9,681
T. Rowe Price Group, Inc.	187,148	6,997
USA Education, Inc.	252,052	19,965
		1,175,973
Insurance - 4.2%
AFLAC, Inc.	808,642	22,254
Allstate Corp.	1,134,394	38,490
American International Group, Inc.	4,018,794	314,270
Aon Corp.	395,289	14,685
Cincinnati Financial Corp.	242,722	9,709
Conseco, Inc. (a)	494,837	4,543
Hartford Financial Services Group, Inc.	358,072	23,203
Jefferson-Pilot Corp.	234,472	10,908
John Hancock Financial Services, Inc.	471,952	18,854
Lincoln National Corp.	291,222	14,520
Loews Corp.	298,732	14,584
Marsh & McLennan Companies, Inc.	419,266	38,950
MBIA, Inc.	224,152	12,106
MetLife, Inc.	1,166,649	35,583
MGIC Investment Corp.	162,099	11,331
Progressive Corp.	111,472	14,410
SAFECO Corp.	195,373	5,877
The Chubb Corp.	289,921	19,570
The St. Paul Companies, Inc.	329,398	13,845
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Torchmark Corp.	192,039	$ 8,112
UnumProvident Corp.	366,057	10,257
XL Capital Ltd. Class A	169,003	14,027
		670,088
TOTAL FINANCIALS		2,821,489
HEALTH CARE - 13.9%
Biotechnology - 0.9%
Amgen, Inc. (a)	1,613,777	103,766
Biogen, Inc. (a)	228,802	13,810
Chiron Corp. (a)	290,544	13,545
Medimmune, Inc. (a)	325,421	13,066
		144,187
Health Care Equipment & Supplies - 1.5%
Applera Corp. - Applied Biosystems Group	325,070	8,130
Bausch & Lomb, Inc.	87,302	3,175
Baxter International, Inc.	905,086	46,702
Becton, Dickinson & Co.	400,612	14,394
Biomet, Inc.	419,139	11,581
Boston Scientific Corp. (a)	635,737	12,143
C.R. Bard, Inc.	82,704	4,784
Guidant Corp. (a)	478,308	17,276
Medtronic, Inc.	1,860,225	84,715
St. Jude Medical, Inc. (a)	134,588	9,260
Stryker Corp.	304,413	16,691
Zimmer Holdings, Inc. (a)	298,044	8,107
		236,958
Health Care Providers & Services - 1.5%
Aetna, Inc. (a)	218,252	6,526
AmerisourceBergen Corp. (a)	119,579	7,706
Cardinal Health, Inc.	684,867	49,954
CIGNA Corp.	233,793	21,041
HCA - The Healthcare Co.	844,581	38,631
HealthSouth Corp. (a)	589,317	10,655
Humana, Inc. (a)	256,463	3,078
Manor Care, Inc. (a)	156,153	4,393
McKesson HBOC, Inc.	436,416	17,129
Quintiles Transnational Corp. (a)	178,450	3,125
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	490,356	$ 27,176
UnitedHealth Group, Inc.	488,837	33,270
Wellpoint Health Networks, Inc. (a)	95,482	10,167
		232,851
Pharmaceuticals - 10.0%
Abbott Laboratories	2,382,658	118,418
Allergan, Inc.	201,409	14,552
American Home Products Corp.	2,020,532	113,150
Bristol-Myers Squibb Co.	2,988,146	167,755
Eli Lilly & Co.	1,727,822	134,131
Forest Laboratories, Inc. (a)	270,108	19,721
Johnson & Johnson	4,646,134	244,898
King Pharmaceuticals, Inc. (a)	350,014	15,138
Merck & Co., Inc.	3,525,964	229,540
Pfizer, Inc.	9,708,332	371,926
Pharmacia Corp.	1,999,539	79,182
Schering-Plough Corp.	2,251,023	85,832
Watson Pharmaceuticals, Inc. (a)	161,610	9,066
		1,603,309
TOTAL HEALTH CARE		2,217,305
INDUSTRIALS - 11.2%
Aerospace & Defense - 1.6%
Boeing Co.	1,340,981	68,658
General Dynamics Corp.	303,724	23,982
Goodrich Corp.	153,207	4,910
Honeywell International, Inc.	1,388,504	51,736
Lockheed Martin Corp.	649,246	25,879
Northrop Grumman Corp.	111,041	9,105
Raytheon Co.	512,161	13,465
Rockwell Collins, Inc.	296,660	6,028
United Technologies Corp.	729,715	49,913
		253,676
Air Freight & Couriers - 0.1%
FedEx Corp. (a)	473,105	19,918
Airlines - 0.2%
AMR Corp. (a)	234,734	7,509
Delta Air Lines, Inc.	187,907	7,253
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	1,167,200	$ 20,881
U.S. Airways Group, Inc. (a)	101,423	1,288
		36,931
Building Products - 0.1%
Crane Co.	92,574	2,600
Masco Corp.	704,771	18,197
		20,797
Commercial Services & Supplies - 1.9%
Allied Waste Industries, Inc. (a)	300,457	5,447
Automatic Data Processing, Inc.	972,783	50,351
Avery Dennison Corp.	171,380	8,811
Cendant Corp. (a)	1,306,766	24,920
Cintas Corp.	257,400	11,985
Concord EFS, Inc. (a)	361,683	18,978
Convergys Corp. (a)	264,091	7,413
Deluxe Corp.	111,336	3,654
Ecolab, Inc.	195,128	7,821
eFunds Corp. (a)	1	0
Equifax, Inc.	222,669	5,796
First Data Corp.	605,010	39,840
Fiserv, Inc. (a)	190,703	10,330
H&R Block, Inc.	287,306	11,179
IMS Health, Inc.	451,966	12,031
Paychex, Inc.	573,011	21,242
Pitney Bowes, Inc.	383,915	16,696
R.R. Donnelley & Sons Co.	185,484	5,531
Robert Half International, Inc. (a)	285,810	7,114
Sabre Holdings Corp. Class A (a)	204,502	8,626
Waste Management, Inc.	959,231	29,669
		307,434
Construction & Engineering - 0.0%
Fluor Corp.	120,945	5,482
McDermott International, Inc. (a)	88,796	946
		6,428
Electrical Equipment - 0.5%
American Power Conversion Corp. (a)	363,513	5,027
Cooper Industries, Inc.	169,172	9,499
Emerson Electric Co.	674,727	36,165
Molex, Inc.	362,303	11,438
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
National Service Industries, Inc.	64,199	$ 1,515
Power-One, Inc. (a)	116,929	1,276
Rockwell International Corp.	307,260	4,932
Thomas & Betts Corp.	134,926	2,889
		72,741
Industrial Conglomerates - 5.4%
General Electric Co.	15,266,578	625,616
Minnesota Mining & Manufacturing Co.	607,100	63,199
Textron, Inc.	218,482	11,446
Tyco International Ltd.	2,968,607	154,219
		854,480
Machinery - 0.9%
Caterpillar, Inc.	524,587	26,229
Cummins, Inc.	72,543	2,738
Danaher Corp.	214,396	11,914
Deere & Co.	367,367	15,859
Dover Corp.	306,240	11,000
Eaton Corp.	105,812	7,611
Illinois Tool Works, Inc.	458,986	28,691
Ingersoll-Rand Co.	246,017	9,981
ITT Industries, Inc.	135,532	6,119
Navistar International Corp. (a)	88,876	3,046
PACCAR, Inc.	115,030	6,361
Pall Corp.	191,023	4,271
Parker Hannifin Corp.	170,670	7,509
Timken Co.	5,173	78
		141,407
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	607,319	16,464
CSX Corp.	330,042	11,664
Norfolk Southern Corp.	580,321	10,806
Ryder System, Inc.	112,462	2,541
Union Pacific Corp.	377,102	20,088
		61,563
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Genuine Parts Co.	268,962	$ 8,273
W.W. Grainger, Inc.	142,943	6,048
		14,321
TOTAL INDUSTRIALS		1,789,696
INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 2.8%
ADC Telecommunications, Inc. (a)	1,163,711	5,085
Andrew Corp. (a)	124,400	2,530
Avaya, Inc. (a)	436,268	4,956
CIENA Corp. (a)	503,502	8,620
Cisco Systems, Inc. (a)	11,255,731	183,806
Comverse Technology, Inc. (a)	256,070	6,438
Corning, Inc.	1,411,785	16,956
JDS Uniphase Corp. (a)	1,991,126	14,037
Lucent Technologies, Inc.	5,193,427	35,419
Motorola, Inc.	3,361,876	58,497
Nortel Networks Corp.	4,859,996	30,424
QUALCOMM, Inc. (a)	1,164,622	68,538
Scientific-Atlanta, Inc.	242,763	4,986
Tellabs, Inc. (a)	620,562	8,266
		448,558
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	536,273	9,948
Compaq Computer Corp.	2,595,647	32,056
Dell Computer Corp. (a)	3,999,455	85,508
EMC Corp.	3,392,497	52,448
Gateway, Inc. (a)	496,357	4,452
Hewlett-Packard Co.	2,987,074	69,330
International Business Machines Corp.	2,672,398	267,240
Lexmark International, Inc. Class A (a)	196,990	10,253
NCR Corp. (a)	149,959	5,676
Network Appliance, Inc. (a)	500,359	6,485
Palm, Inc. (a)	871,817	3,121
Sun Microsystems, Inc. (a)	5,007,257	57,333
		603,850
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	692,428	18,349
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc. (a)	290,100	$ 6,704
Millipore Corp.	68,835	4,368
PerkinElmer, Inc.	149,500	4,796
Sanmina Corp. (a)	497,954	8,968
Solectron Corp. (a)	985,637	13,405
Symbol Technologies, Inc.	348,120	4,700
Tektronix, Inc. (a)	141,464	2,764
Thermo Electron Corp. (a)	270,352	5,859
		69,913
Internet Software & Services - 0.1%
BroadVision, Inc. (a)	215,788	278
Yahoo!, Inc. (a)	890,532	10,562
		10,840
IT Consulting & Services - 0.4%
Computer Sciences Corp. (a)	258,944	9,736
Electronic Data Systems Corp.	718,371	42,370
Sapient Corp. (a)	182,822	989
Unisys Corp. (a)	487,606	5,764
		58,859
Office Electronics - 0.0%
Xerox Corp.	1,066,751	9,814
Semiconductor Equipment & Products - 4.2%
Advanced Micro Devices, Inc. (a)	525,644	7,122
Altera Corp. (a)	603,159	17,130
Analog Devices, Inc. (a)	551,045	26,329
Applied Materials, Inc. (a)	1,248,058	53,779
Applied Micro Circuits Corp. (a)	457,107	6,523
Broadcom Corp. Class A (a)	397,756	12,788
Conexant Systems, Inc. (a)	371,049	4,419
Intel Corp.	10,340,091	289,109
KLA-Tencor Corp. (a)	282,224	13,868
Linear Technology Corp.	486,537	19,987
LSI Logic Corp. (a)	551,003	11,158
Maxim Integrated Products, Inc. (a)	502,596	23,225
Micron Technology, Inc. (a)	913,876	34,371
National Semiconductor Corp. (a)	273,388	9,035
Novellus Systems, Inc. (a)	217,436	9,635
PMC-Sierra, Inc. (a)	249,479	7,671
QLogic Corp. (a)	140,351	4,212
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductor Equipment & Products - continued
Teradyne, Inc. (a)	263,279	$ 8,630
Texas Instruments, Inc.	2,666,730	88,269
Vitesse Semiconductor Corp. (a)	288,342	4,210
Xilinx, Inc. (a)	531,563	20,752
		672,222
Software - 4.5%
Adobe Systems, Inc.	367,979	12,368
Autodesk, Inc.	94,792	3,634
BMC Software, Inc. (a)	375,027	6,000
Citrix Systems, Inc. (a)	284,239	9,366
Computer Associates International, Inc.	886,584	27,528
Compuware Corp. (a)	582,707	7,115
Intuit, Inc. (a)	321,094	12,131
Mercury Interactive Corp. (a)	127,219	3,436
Microsoft Corp. (a)	8,278,509	472,289
Novell, Inc. (a)	509,872	2,320
Oracle Corp. (a)	8,634,870	105,432
Parametric Technology Corp. (a)	416,886	3,039
PeopleSoft, Inc. (a)	452,375	15,598
Siebel Systems, Inc. (a)	697,224	15,060
VERITAS Software Corp. (a)	611,427	17,560
		712,876
TOTAL INFORMATION TECHNOLOGY		2,586,932
MATERIALS - 2.7%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	352,372	14,941
Dow Chemical Co.	1,381,685	48,442
E.I. du Pont de Nemours & Co.	1,603,774	65,707
Eastman Chemical Co.	120,416	4,671
Engelhard Corp.	204,834	5,352
FMC Corp. (a)	49,312	3,082
Great Lakes Chemical Corp.	80,594	2,011
Hercules, Inc.	174,929	1,977
International Flavors & Fragrances, Inc.	150,810	4,547
PPG Industries, Inc.	260,633	14,105
Praxair, Inc.	248,850	11,713
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
Rohm & Haas Co.	341,344	$ 12,258
Sigma Aldrich Corp.	118,880	5,422
		194,228
Construction Materials - 0.1%
Vulcan Materials Co.	154,562	7,421
Containers & Packaging - 0.1%
Ball Corp.	42,799	2,253
Bemis Co., Inc.	79,142	3,463
Pactiv Corp. (a)	244,834	3,888
Sealed Air Corp. (a)	131,262	5,274
Temple-Inland, Inc.	75,587	4,411
		19,289
Metals & Mining - 0.8%
Alcan, Inc.	490,433	17,857
Alcoa, Inc.	1,325,732	50,537
Allegheny Technologies, Inc.	123,069	2,277
Barrick Gold Corp.	604,290	9,686
Freeport-McMoRan Copper & Gold, Inc. Class B (a)	224,851	2,784
Homestake Mining Co.	397,174	3,289
Inco Ltd. (a)	279,159	4,649
Newmont Mining Corp.	297,021	6,160
Nucor Corp.	119,166	5,791
Phelps Dodge Corp.	120,817	4,760
Placer Dome, Inc.	497,649	5,511
USX - U.S. Steel Group	136,298	2,711
Worthington Industries, Inc.	130,960	1,833
		117,845
Paper & Forest Products - 0.5%
Boise Cascade Corp.	88,829	3,260
Georgia-Pacific Group	345,103	12,610
International Paper Co.	740,791	29,721
Louisiana-Pacific Corp.	163,705	1,739
Mead Corp.	154,092	5,122
Westvaco Corp.	151,810	4,623
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
Weyerhaeuser Co.	330,834	$ 18,775
Willamette Industries, Inc.	166,832	8,091
		83,941
TOTAL MATERIALS		422,724
TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 5.1%
ALLTEL Corp.	490,502	28,449
AT&T Corp.	5,299,841	100,909
BellSouth Corp.	2,879,022	107,388
CenturyTel, Inc.	213,874	7,496
Citizens Communications Co. (a)	426,900	4,589
Global Crossing Ltd. (a)	1,338,641	5,662
Qwest Communications International, Inc.	2,562,809	55,100
SBC Communications, Inc.	5,177,093	211,795
Sprint Corp. - FON Group	1,356,961	31,671
Verizon Communications, Inc.	4,157,494	207,875
WorldCom, Inc. - WorldCom Group	4,431,898	56,994
		817,928
Wireless Telecommunication Services - 0.7%
AT&T Wireless Services, Inc. (a)	3,886,799	60,245
Nextel Communications, Inc. Class A (a)	1,175,884	14,205
Sprint Corp. - PCS Group Series 1 (a)	1,439,750	35,965
		110,415
TOTAL TELECOMMUNICATION SERVICES		928,343
UTILITIES - 3.7%
Electric Utilities - 2.7%
AES Corp. (a)	813,971	26,959
Allegheny Energy, Inc.	188,171	8,295
Ameren Corp.	207,125	8,544
American Electric Power Co., Inc.	498,001	22,794
Calpine Corp. (a)	454,311	15,001
Cinergy Corp.	239,703	7,718
CMS Energy Corp.	199,467	4,679
Consolidated Edison, Inc.	326,335	13,347
Constellation Energy Group, Inc.	246,549	7,401
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Dominion Resources, Inc.	377,961	$ 23,793
DTE Energy Co.	255,610	11,065
Duke Energy Corp.	1,183,158	46,510
Edison International	526,106	7,160
Entergy Corp.	352,682	13,585
Exelon Corp.	490,266	26,769
FirstEnergy Corp.	339,295	11,159
FPL Group, Inc.	276,529	15,029
GPU, Inc.	179,542	6,855
Mirant Corp.	516,709	14,804
Niagara Mohawk Holdings, Inc. (a)	237,538	4,143
PG&E Corp.	602,397	9,879
Pinnacle West Capital Corp.	139,428	6,220
PPL Corp.	220,785	9,571
Progress Energy, Inc.	329,998	13,758
Progress Energy, Inc. warrants 12/31/07 (a)	158,327	0
Public Service Enterprise Group, Inc.	337,607	15,631
Reliant Energy, Inc.	457,875	13,764
Southern Co.	1,046,878	24,256
TXU Corp.	405,148	19,236
Xcel Energy, Inc.	522,030	14,304
		422,229
Gas Utilities - 0.5%
El Paso Corp.	774,371	37,627
KeySpan Corp.	204,080	6,592
Kinder Morgan, Inc.	173,738	9,660
Nicor, Inc.	70,538	2,734
NiSource, Inc.	330,438	8,330
Peoples Energy Corp.	53,728	2,112
Sempra Energy	307,984	8,343
		75,398
Multi-Utilities - 0.5%
Dynegy, Inc. Class A	497,783	20,992
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities - continued
Enron Corp.	1,143,704	$ 40,018
Williams Companies, Inc.	778,315	25,334
		86,344
TOTAL UTILITIES		583,971
TOTAL COMMON STOCKS (Cost $11,780,390)		15,784,177
U.S. Treasury Obligations - 0.8%
Moody's Ratings (unaudited)		Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 3.31% to 3.52% 9/20/01 to 11/15/01 (b) (Cost $130,692)	-	$ 131,232	130,750
Cash Equivalents - 8.3%
	Shares
Bankers Trust Daily Assets Institutional Fund, 3.81% (c) (Cost $1,322,331)	1,322,331,407	1,322,331
TOTAL INVESTMENT PORTFOLIO - 108.1% (Cost $13,233,413)		17,237,258
NET OTHER ASSETS - (8.1)%		(1,296,719)
NET ASSETS - 100%		$ 15,940,539
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Gain/(Loss) (000s)
Purchased
551 S&P 500 Stock Index Contracts	Sept. 2001	$ 156,360	$ (8,240)
The face value of futures purchased as a percentage of net assets - 1.0%
Legend
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $12,952,000.
(c) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $622,076,000 and $99,481,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,331,093,000 and $1,251,452,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms were $345,000 for the period.
The fund participated in the security lending program during the period. At period end the fund received as collateral U.S. Treasury obligations valued at $7,701,000.
Income Tax Information

At August 31, 2001, the aggregate cost
of investment securities for income tax purposes was $13,295,139,000. Net unrealized appreciation aggregated $3,942,119,000, of which $5,948,729,000 related to appreciated investment securities and $2,006,610,000 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per share amount)	August 31, 2001 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,286,911) (cost $13,233,413) - See accompanying schedule		$ 17,237,258
Cash		1
Receivable for investments sold		1,783
Receivable for fund shares sold		85,461
Dividends receivable		24,180
Receivable for daily variation on futures contracts		700
Other receivables		307
Receivable from investment adviser for expense reductions		1,154
Total assets		17,350,844
Liabilities
Payable for investments purchased	$ 35,344
Payable for fund shares redeemed	50,244
Other payables and accrued expenses	2,386
Collateral on securities loaned, at value	1,322,331
Total liabilities		1,410,305
Net Assets		$ 15,940,539
Net Assets consist of:
Paid in capital		$ 12,005,893
Undistributed net investment income		37,971
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(98,934)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,995,609
Net Assets, for 396,038 shares outstanding		$ 15,940,539
Net Asset Value, offering price and redemption price per share ($15,940,539 ÷ 396,038 shares)		$40.25

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)
Investment Income Dividends		$ 108,654
Interest		3,243
Security lending		1,602
Total income		113,499
Expenses
Management fee	$ 20,614
Transfer agent fees	11,606
Accounting and security lending fees	629
Non-interested trustees' compensation	9
Registration fees	190
Audit	105
Legal	48
Reports to shareholders	1,791
Miscellaneous	18
Total expenses before reductions	35,010
Expense reductions	(19,873)	15,137
Net investment income		98,362
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(23,271)
Futures contracts	(26,266)	(49,537)
Change in net unrealized appreciation (depreciation) on:
Investment securities	(1,450,151)
Assets and liabilities in foreign currencies	(1)
Futures contracts	(3,827)	(1,453,979)
Net gain (loss)		(1,503,516)
Net increase (decrease) in net assets resulting from operations		$ (1,405,154)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2001 (Unaudited)	Year ended February 28, 2001
Increase (Decrease) in Net Assets
Operations Net investment income	$ 98,362	$ 198,049
Net realized gain (loss)	(49,537)	486,243
Change in net unrealized appreciation (depreciation)	(1,453,979)	(2,166,508)
Net increase (decrease) in net assets resulting from operations	(1,405,154)	(1,482,216)
Distributions to shareholders From net investment income	(89,454)	(202,932)
From net realized gain	(11,568)	-
Total distributions	(101,022)	(202,932)
Share transactions Net proceeds from sales of shares	2,764,897	6,893,369
Reinvestment of distributions	99,668	200,227
Cost of shares redeemed	(2,264,155)	(7,198,618)
Net increase (decrease) in net assets resulting from share transactions	600,410	(105,022)
Total increase (decrease) in net assets	(905,766)	(1,790,170)
Net Assets
Beginning of period	16,846,305	18,636,475
End of period (including undistributed net investment income of $37,971 and $29,063, respectively)	$ 15,940,539	$ 16,846,305
Other Information Shares
Sold	64,306	137,710
Issued in reinvestment of distributions	2,279	4,018
Redeemed	(53,091)	(143,247)
Net increase (decrease)	13,494	(1,519)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2001	Years ended February 28,
	(Unaudited)	2001	2000 F	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 44.04	$ 48.52	$ 44.30	$ 37.90	$ 28.85	$ 23.56
Income from Investment Operations
Net investment income D	.25	.52	.55	.53	.55	.51
Net realized and unrealized gain (loss)	(3.78)	(4.47)	4.54	6.74	9.29	5.47
Total from investment operations	(3.53)	(3.95)	5.09	7.27	9.84	5.98
Less Distributions
From net investment income	(.23)	(.53)	(.55)	(.53)	(.54)	(.49)
From net realized gain	(.03)	-	(.32)	(.34)	(.25)	(.20)
Total distributions	(.26)	(.53)	(.87)	(.87)	(.79)	(.69)
Net asset value, end of period	$ 40.25	$ 44.04	$ 48.52	$ 44.30	$ 37.90	$ 28.85
Total Return B, C	(8.06)%	(8.26)%	11.53%	19.50%	34.65%	25.87%
Ratios to Average Net Assets
Expenses before expense reductions	.41% A	.39%	.39%	.42%	.51%	.55%
Expenses net of voluntary waivers, if any	.19% A	.19%	.19%	.19%	.20%	.28%
Expenses net of all reductions	.18% A,E	.17% E	.18% E	.18% E	.19% E	.26% E
Net investment income	1.15% A	1.03%	1.14%	1.33%	1.66%	2.00%
Supplemental Data
Net assets, end of period (in millions)	$ 15,941	$ 16,846	$ 18,636	$ 15,766	$ 11,177	$ 6,487
Portfolio turnover rate	1% A	12%	8%	4%	2%	3%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses.

F For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2001 (Unaudited)

1. Significant Accounting Policies.

Spartan U.S. Equity Index Fund (the fund) is a fund of Fidelity Concord Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If trading or events occurring in other markets after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, are expected to materially affect the value of those securities, then they are valued at their fair value taking this trading or these events into account. Fair value is determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Securities (including restricted securities) for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income,which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for litigation proceeds, futures transactions, redemptions in kind and losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies.

Foreign Currency Contracts. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities and the market value of futures contracts opened and closed, is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of .24% of the fund's average net assets.

Sub-Adviser and Security Lending Fees. FMR Co., Inc. (FMRC) serves as a sub-
adviser for the fund. FMRC may provide investment research and advice and may also provide investment advisory services for the funds. FMR and the fund have also entered into a sub-advisory agreement with Deutsche Asset Management Inc. (DAMI). DAMI receives a sub-advisory fee from FMR for providing investment management services to the fund. For these services, FMR pays DAMI fees at an annual rate of 0.006% of the fund's average net assets. Prior to May 1, 2001, Bankers Trust Company (Bankers Trust) was serving as sub-adviser of the fund. Under a separate custodian agreement, Bankers Trust receives a fee for providing custodial services to the fund. Bankers Trust and DAMI are both wholly owned subsidiaries of Deutsche Bank AG. All personnel employed by DAMI in managing the fund were employed by Bankers Trust in substantially the same capacity.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser and Security Lending Fees - continued

Under a separate securities lending agreement with Bankers Trust, the fund receives at least 75% (70% prior to January 1, 2001) of net income from the securities lending program. Bankers Trust retains no more than 25% (30% prior to January 1, 2001) of net income under this agreement. For the period, Bankers Trust retained $551,000.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the sub-adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Security Lending - continued

the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities. Additional information regarding security lending is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .19% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the fund's expenses by $18,951,000.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $38,000 and $884,000, respectively.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Deutsche Asset Management, Inc.

Officers

Edward C. Johnson 3d, President

Abigail P. Johnson, Senior Vice President

Phillip L. Bullen, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Abigail P. Johnson

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Advisory Board

Robert C. Pozen

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

* Independent trustees

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Custodian

Bankers Trust Company

New York, NY

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